                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07843
                                  ----------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           522 Fifth Avenue,  New York,                        NY 10036
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end: August 31, 2004
                        --------------------------------------------------------

Date of reporting period: September 1, 2003 through August 31, 2004
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

JPMORGAN FUNDS


[GRAPHIC]

ANNUAL REPORT AUGUST 31 2004


INCOME FUNDS

BOND FUND

BOND FUND II

ENHANCED INCOME FUND

FLEMING EMERGING MARKETS DEBT FUND

GLOBAL STRATEGIC INCOME FUND

SHORT TERM BOND FUND

SHORT TERM BOND FUND II

STRATEGIC INCOME FUND

U.S. TREASURY INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                             1

Fund Commentaries:

Bond Fund                                                                      3

Bond Fund II                                                                   5

Enhanced Income Fund                                                           7

Fleming Emerging Markets Debt Fund                                             9

Global Strategic Income Fund                                                  11

Short Term Bond Fund                                                          13

Short Term Bond Fund II                                                       15

Strategic Income Fund                                                         17

U.S. Treasury Income Fund                                                     19

Portfolio of Investments                                                      21

Financial Statements                                                          88

Notes to Financial Statements                                                102

Financial Highlights                                                         136

HIGHLIGHTS

- The economic recovery accelerated during the period and made the transition from being policy-dependent to becoming self-sustaining.

- The uptick in inflation and sharply improved economic conditions during the second quarter altered expectations about the Fed's position on short-term interest rates.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN INCOME FUNDS

PRESIDENT'S LETTER AUGUST 31, 2004

[PHOTO OF GEORGE C.W. GATCH]

"STRONG CORPORATE PROFITS BUOYED THE EQUITY MARKET AND SUPPORTED AN INCREASE IN CAPITAL SPENDING AND HIRING."

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Income Funds for the one-year period ending August 31, 2004. Inside you'll find in-depth information on some of our fixed income funds along with an update from the portfolio management team.

U.S. ECONOMY CONTINUES TO EXPAND

The economic recovery accelerated during the period and made the transition from being policy-dependent to becoming self-sustaining. Strong corporate profits buoyed the equity market and supported an increase in capital spending and hiring. Consumer price inflation, however, continued to slow despite ongoing excess capacity and comparatively high unemployment. Under the circumstances, the Federal Reserve Board indicated that it would keep its monetary policy on hold until economic conditions warrant a change. Short-term money market rates remained relatively stable, while longer maturity yields fell in response to mixed economic data, low inflation, and a persistently weak labor market.

In the early part of 2004, economic data was mixed. Although the corporate profit picture was brighter, improved earnings did not translate into new job creation. Consumer sentiment weakened, but consumer spending increased -- fueled by tax refunds and by the mortgage-refinancing boom.

FEDERAL RESERVE BOARD RAISES SHORT-TERM INTEREST RATES

The uptick in inflation and sharply improved economic conditions during the second quarter altered expectations about the Fed's position on short-term interest rates. Stronger labor conditions and an increase in pretax income indicated that consumer spending growth could continue without support from tax cuts and without monetary stimulus. In response, the Fed raised short-term interest rates during June by a quarter-percent to 1.25%.

Consumer spending slowed in July, which was blamed mostly on higher energy prices. The economic outlook weakened during August. The main source of disappointment was the July payroll report, which showed an employment gain of only 32,000 jobs and a downward revision of the June estimate. The Fed maintained a moderate approach with another quarter-percent increase in August. At the end of the period, the Federal funds rate (the rate charged by banks for overnight loans) stood at 1.50%.

As the economic expansion continues, your portfolio managers will continue to work hard on your behalf. They will look for opportunities to obtain the highest possible yields while focusing on the preservation of your principal.

IMPORTANT MERGER NEWS

As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we have an extraordinarily talented team that shares common values and a strong client orientation. In the coming months, you will receive proxy information regarding proposed changes to the JPMorgan Funds. Please refer to Note 1 of the Financial Statements in this report for more details on these proposals.

On behalf of all of us here at JPMorgan Investment Management, thank you for the trust you have placed in us. We value your business, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN BOND FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                      7/26/1993
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                            $893
                                   Primary Benchmark            LEHMAN AGGREGATE
                                                                      BOND INDEX
                                   Average Credit Quality                    AA-
                                   Duration                            7.7 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 6.96% (Institutional Shares) for the one-year period ending August 31, 2004. This compares to the 6.14% return of its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund benefited from our underweight to Treasury and agency debt as other sectors out-performed. Our overweight in the residential mortgage sector was a strong positive for performance, as was our mortgage coupon selection. Modest positives were our positions in investment-grade corporate bonds, notably BBB-rated corporate credits, and commercial mortgage-backed securities (CMBS). Our duration positioning and conservative asset-backed securities (ABS) holdings were modest detractors. After European interest rates outperformed five-year Treasuries, we took profits on the short-U.S./long-Eurozone trade. Our overweights to high-yield and emerging markets debt also enhanced returns.

Q: HOW WAS THE FUND MANAGED?

A: We maintained a slightly long duration position during much of the period. We underweighted Treasury and agency debt, finding more compelling opportunities in other high-quality sectors with more generous yield spreads. In the first half of the period, we overweighted residential mortgages, then realized profits and pared back our position in January ahead of expected strong supply. We again moved to an overweight position during the second quarter, mostly in lower coupons, in response to reduced supply and to lower volatility. We modestly overweighted investment-grade corporate bonds. As the market in CMBS continued to outperform, we added to our overweight. We maintained an overweight to ABS. Because we believed that economic activity would increase more quickly in the U.S. than in the Eurozone, we took a position in which we were long the Eurozone and short the U.S. Taking a bottom-up view of company and country fundamentals, we overweighted high-yield and emerging markets debt.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes and Bonds                       30.3%
Residential Mortgage Backed Securities          29.6%
Asset Backed Securities                         17.9%
U.S. Treasury Securities                         5.4%
Commercial Paper                                 5.3%
Money Market Fund                                3.4%
Commercial Mortgage Backed Securities            2.6%
Foreign Government Securities                    2.1%
Private Placements                               1.9%
U.S. Government Agency Securities                1.0%
Other (Less than 1%)                             0.5%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         6.61%      5.80%      7.17%      6.89%
                 With Sales Charge*        1.84%      4.19%      6.20%      6.40%
                                       -----------------------------------------
CLASS B SHARES
                      Without CDSC         5.89%      4.76%      6.54%      6.58%
                         With CDSC**       0.89%      3.87%      6.23%      6.58%
                                       -----------------------------------------
CLASS C SHARES
                      Without CDSC         5.84%      4.93%      6.65%      6.63%
                         With CDSC***      4.84%      4.93%      6.65%      6.63%
                                       -----------------------------------------
INSTITUTIONAL SHARES                       6.96%      5.81%      7.26%      7.02%
                                       -----------------------------------------
SELECT SHARES                              6.88%      5.67%      7.10%      6.86%
                                       -----------------------------------------
ULTRA SHARES                               7.05%      5.92%      7.37%      7.11%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN-YEAR PERFORMANCE (8/31/94 TO 8/31/04)

                  JPMORGAN BOND FUND       LEHMAN AGGREGATE   CITIGROUP BROAD INVESTMENT   LIPPER INTERMEDIATE INVESTMENT
                  (INSTITUTIONAL SHARES)   BOND INDEX         GRADE BOND INDEX             GRADE DEBT FUNDS INDEX
Aug-1994                    $  3,000,000       $  3,000,000                 $  3,000,000                     $  3,000,000
Sep-1994                    $  2,964,600       $  2,955,900                 $  2,956,800                     $  2,966,100
Oct-1994                    $  2,958,671       $  2,953,240                 $  2,953,843                     $  2,962,541
Nov-1994                    $  2,949,203       $  2,946,743                 $  2,946,163                     $  2,954,542
Dec-1994                    $  2,965,424       $  2,967,075                 $  2,968,554                     $  2,969,019
Jan-1995                    $  3,015,243       $  3,025,823                 $  3,030,003                     $  3,019,196
Feb-1995                    $  3,083,990       $  3,097,838                 $  3,100,905                     $  3,083,202
Mar-1995                    $  3,108,662       $  3,116,735                 $  3,118,890                     $  3,103,552
Apr-1995                    $  3,153,116       $  3,160,369                 $  3,161,619                     $  3,144,208
May-1995                    $  3,283,970       $  3,282,675                 $  3,287,136                     $  3,254,570
Jun-1995                    $  3,304,659       $  3,306,639                 $  3,310,145                     $  3,275,074
Jul-1995                    $  3,292,102       $  3,299,364                 $  3,303,525                     $  3,267,868
Aug-1995                    $  3,333,253       $  3,339,286                 $  3,341,516                     $  3,306,103
Sep-1995                    $  3,367,586       $  3,371,677                 $  3,372,926                     $  3,337,510
Oct-1995                    $  3,416,416       $  3,415,509                 $  3,418,123                     $  3,381,232
Nov-1995                    $  3,464,587       $  3,466,742                 $  3,471,446                     $  3,431,612
Dec-1995                    $  3,512,052       $  3,515,276                 $  3,519,352                     $  3,477,596
Jan-1996                    $  3,536,285       $  3,538,477                 $  3,543,283                     $  3,500,548
Feb-1996                    $  3,469,803       $  3,476,908                 $  3,483,048                     $  3,439,638
Mar-1996                    $  3,449,331       $  3,452,569                 $  3,457,970                     $  3,415,905
Apr-1996                    $  3,425,186       $  3,433,235                 $  3,432,381                     $  3,396,093
May-1996                    $  3,415,595       $  3,426,368                 $  3,430,321                     $  3,390,999
Jun-1996                    $  3,458,632       $  3,472,282                 $  3,474,572                     $  3,430,334
Jul-1996                    $  3,462,782       $  3,481,657                 $  3,483,954                     $  3,439,939
Aug-1996                    $  3,459,319       $  3,475,738                 $  3,479,076                     $  3,436,499
Sep-1996                    $  3,517,090       $  3,536,216                 $  3,539,612                     $  3,493,889
Oct-1996                    $  3,594,466       $  3,614,720                 $  3,619,253                     $  3,567,610
Nov-1996                    $  3,649,821       $  3,676,532                 $  3,678,971                     $  3,629,329
Dec-1996                    $  3,627,557       $  3,642,340                 $  3,646,596                     $  3,597,028
Jan-1997                    $  3,643,518       $  3,653,631                 $  3,660,818                     $  3,608,179
Feb-1997                    $  3,655,542       $  3,662,765                 $  3,664,845                     $  3,617,200
Mar-1997                    $  3,614,965       $  3,622,109                 $  3,627,830                     $  3,578,496
Apr-1997                    $  3,665,213       $  3,676,440                 $  3,679,708                     $  3,627,521
May-1997                    $  3,700,766       $  3,711,366                 $  3,714,297                     $  3,659,806
Jun-1997                    $  3,747,765       $  3,755,532                 $  3,758,497                     $  3,702,992
Jul-1997                    $  3,845,207       $  3,856,931                 $  3,860,352                     $  3,801,121
Aug-1997                    $  3,812,523       $  3,824,147                 $  3,827,153                     $  3,766,531
Sep-1997                    $  3,868,567       $  3,880,744                 $  3,883,413                     $  3,820,769
Oct-1997                    $  3,909,574       $  3,937,015                 $  3,939,334                     $  3,866,618
Nov-1997                    $  3,923,648       $  3,955,125                 $  3,957,849                     $  3,877,831
Dec-1997                    $  3,964,062       $  3,995,072                 $  3,998,219                     $  3,913,119
Jan-1998                    $  4,009,649       $  4,046,209                 $  4,049,796                     $  3,965,164
Feb-1998                    $  4,011,252       $  4,042,972                 $  4,046,961                     $  3,959,613
Mar-1998                    $  4,032,913       $  4,056,718                 $  4,062,744                     $  3,974,263
Apr-1998                    $  4,050,658       $  4,077,813                 $  4,083,870                     $  3,992,942
May-1998                    $  4,088,734       $  4,116,552                 $  4,123,075                     $  4,028,879
Jun-1998                    $  4,117,764       $  4,151,543                 $  4,156,885                     $  4,061,110
Jul-1998                    $  4,126,000       $  4,160,261                 $  4,165,614                     $  4,069,232
Aug-1998                    $  4,171,798       $  4,228,074                 $  4,229,348                     $  4,124,167
Sep-1998                    $  4,263,161       $  4,327,011                 $  4,329,161                     $  4,216,548
Oct-1998                    $  4,229,908       $  4,304,077                 $  4,309,679                     $  4,182,394
Nov-1998                    $  4,251,058       $  4,328,611                 $  4,333,383                     $  4,203,306
Dec-1998                    $  4,263,386       $  4,341,596                 $  4,346,816                     $  4,221,380
Jan-1999                    $  4,288,540       $  4,372,422                 $  4,378,983                     $  4,247,553
Feb-1999                    $  4,210,059       $  4,295,904                 $  4,302,350                     $  4,171,946
Mar-1999                    $  4,248,371       $  4,319,532                 $  4,326,874                     $  4,204,905
Apr-1999                    $  4,269,613       $  4,333,354                 $  4,341,152                     $  4,219,201
May-1999                    $  4,216,670       $  4,295,221                 $  4,301,214                     $  4,176,165
Jun-1999                    $  4,188,840       $  4,281,476                 $  4,286,590                     $  4,161,966
Jul-1999                    $  4,174,179       $  4,263,494                 $  4,269,443                     $  4,147,400
Aug-1999                    $  4,167,083       $  4,261,362                 $  4,266,455                     $  4,142,837
Sep-1999                    $  4,205,003       $  4,310,794                 $  4,317,652                     $  4,188,409
Oct-1999                    $  4,230,654       $  4,326,744                 $  4,330,605                     $  4,194,691
Nov-1999                    $  4,243,346       $  4,326,311                 $  4,330,172                     $  4,199,725
Dec-1999                    $  4,239,102       $  4,305,545                 $  4,310,253                     $  4,180,406
Jan-2000                    $  4,221,298       $  4,291,337                 $  4,298,185                     $  4,165,357
Feb-2000                    $  4,271,109       $  4,343,262                 $  4,348,473                     $  4,210,759
Mar-2000                    $  4,323,644       $  4,400,593                 $  4,405,003                     $  4,262,551
Apr-2000                    $  4,293,811       $  4,387,831                 $  4,391,788                     $  4,236,124
May-2000                    $  4,284,364       $  4,385,637                 $  4,387,836                     $  4,228,499
Jun-2000                    $  4,367,909       $  4,476,859                 $  4,479,542                     $  4,318,143
Jul-2000                    $  4,391,933       $  4,517,598                 $  4,520,305                     $  4,354,847
Aug-2000                    $  4,467,913       $  4,583,103                 $  4,584,946                     $  4,415,379
Sep-2000                    $  4,496,061       $  4,611,977                 $  4,616,123                     $  4,444,521
Oct-2000                    $  4,519,890       $  4,642,416                 $  4,645,667                     $  4,460,077
Nov-2000                    $  4,596,277       $  4,718,551                 $  4,720,926                     $  4,530,992
Dec-2000                    $  4,703,370       $  4,806,316                 $  4,810,152                     $  4,622,518
Jan-2001                    $  4,792,263       $  4,884,659                 $  4,889,519                     $  4,703,874
Feb-2001                    $  4,826,768       $  4,927,156                 $  4,933,036                     $  4,749,031
Mar-2001                    $  4,838,352       $  4,951,792                 $  4,958,688                     $  4,767,553
Apr-2001                    $  4,794,323       $  4,930,994                 $  4,935,382                     $  4,741,808
May-2001                    $  4,828,842       $  4,960,580                 $  4,967,956                     $  4,771,207
Jun-2001                    $  4,841,880       $  4,979,430                 $  4,984,350                     $  4,788,860
Jul-2001                    $  4,934,844       $  5,090,970                 $  5,099,488                     $  4,905,230
Aug-2001                    $  4,992,582       $  5,149,516                 $  5,155,583                     $  4,959,187
Sep-2001                    $  5,009,057       $  5,209,250                 $  5,218,996                     $  4,997,373
Oct-2001                    $  5,127,271       $  5,318,123                 $  5,324,420                     $  5,099,319
Nov-2001                    $  5,066,257       $  5,244,733                 $  5,250,943                     $  5,035,068
Dec-2001                    $  5,045,991       $  5,211,167                 $  5,219,963                     $  5,002,844
Jan-2002                    $  5,095,442       $  5,253,377                 $  5,261,200                     $  5,038,864
Feb-2002                    $  5,142,320       $  5,304,335                 $  5,311,708                     $  5,087,741
Mar-2002                    $  5,075,984       $  5,216,283                 $  5,224,065                     $  4,999,214
Apr-2002                    $  5,156,185       $  5,317,479                 $  5,323,322                     $  5,089,200
May-2002                    $  5,184,544       $  5,362,678                 $  5,368,570                     $  5,130,932
Jun-2002                    $  5,190,247       $  5,409,333                 $  5,408,298                     $  5,127,853
Jul-2002                    $  5,217,236       $  5,474,786                 $  5,472,656                     $  5,148,364
Aug-2002                    $  5,317,929       $  5,567,310                 $  5,568,428                     $  5,247,728
Sep-2002                    $  5,391,316       $  5,657,500                 $  5,656,966                     $  5,304,928
Oct-2002                    $  5,363,821       $  5,631,476                 $  5,631,509                     $  5,284,769
Nov-2002                    $  5,386,349       $  5,629,786                 $  5,630,383                     $  5,310,136
Dec-2002                    $  5,493,537       $  5,746,323                 $  5,747,495                     $  5,418,463
Jan-2003                    $  5,507,820       $  5,751,495                 $  5,752,093                     $  5,435,260
Feb-2003                    $  5,587,684       $  5,830,865                 $  5,833,773                     $  5,512,985
Mar-2003                    $  5,581,537       $  5,826,201                 $  5,828,522                     $  5,513,536
Apr-2003                    $  5,651,306       $  5,874,558                 $  5,879,813                     $  5,578,044
May-2003                    $  5,748,509       $  5,983,825                 $  5,988,590                     $  5,681,796
Jun-2003                    $  5,741,611       $  5,971,857                 $  5,977,811                     $  5,680,660
Jul-2003                    $  5,487,831       $  5,771,203                 $  5,775,761                     $  5,489,221
Aug-2003                    $  5,530,636       $  5,809,293                 $  5,815,613                     $  5,530,939
Sep-2003                    $  5,698,215       $  5,963,239                 $  5,967,982                     $  5,679,722
Oct-2003                    $  5,633,255       $  5,907,781                 $  5,913,077                     $  5,637,692
Nov-2003                    $  5,660,858       $  5,921,959                 $  5,930,225                     $  5,652,350
Dec-2003                    $  5,735,015       $  5,982,363                 $  5,989,527                     $  5,710,004
Jan-2004                    $  5,786,057       $  6,030,222                 $  6,039,240                     $  5,755,684
Feb-2004                    $  5,837,553       $  6,095,349                 $  6,103,860                     $  5,811,514
Mar-2004                    $  5,890,091       $  6,141,064                 $  6,150,249                     $  5,853,357
Apr-2004                    $  5,736,948       $  5,981,396                 $  5,990,343                     $  5,712,876
May-2004                    $  5,694,495       $  5,957,471                 $  5,964,584                     $  5,684,883
Jun-2004                    $  5,722,398       $  5,990,832                 $  5,999,775                     $  5,711,602
Jul-2004                    $  5,780,767       $  6,050,142                 $  6,059,173                     $  5,765,291
Aug-2004                    $  5,914,426       $  6,165,699                 $  6,179,145                     $  5,869,066

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 7/26/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Ultra Shares prior to 9/10/01 (offering date of the Ultra Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund-Ultra, which are lower than the expenses of the Ultra Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are lower than the expenses of the Class A and B Shares.

Returns for the Class C Shares prior to 3/31/03 (offering date of the Class C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Bond Fund, Lehman Aggregate Bond Index, Citigroup Broad Investment Grade Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage backed securities. The Citigroup Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN BOND FUND II

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                       1/1/1997
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                            $901
                                   Primary Benchmark            LEHMAN AGGREGATE
                                                                      BOND INDEX
                                   Average Credit Quality                    AA+
                                   Duration                            6.7 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund II, which seeks to provide as high a level of income as is consistent with reasonable risk, returned 6.38% (Select Shares) for the one-year period ending August 31, 2004. This compares to the 6.13% return of its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund benefited from our underweight to Treasury and agency debt as other sectors out-performed. Our overweight in the residential mortgage sector was a strong positive for performance, as was our mortgage coupon selection. Modest positives were our positions in investment-grade corporate bonds, notably BBB-rated corporate credits, and commercial mortgage-backed securities (CMBS). Our duration positioning and conservative asset-backed securities (ABS) holdings were modest detractors.

Q: HOW WAS THE FUND MANAGED?

A: We maintained a slightly long duration position during much of the period. We underweighted Treasury and agency debt, finding more compelling opportunities in other high-quality sectors with more generous yield spreads. In the first half of the period, we overweighted residential mortgages, then realized profits and pared back our position in January ahead of expected strong supply. We again moved to an overweight position during the second quarter, mostly in lower coupons, in response to reduced supply and to lower volatility. We modestly overweighted investment-grade corporate bonds. As the market in CMBS continued to outperform, we added to our overweight. We maintained an overweight to ABS.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Residential Mortgage Backed Securities                                      26.6%
Corporate Notes and Bonds                                                   23.1%
Asset Backed Securities                                                     16.3%
U.S. Treasury Securities                                                    11.9%
Money Market Fund                                                           10.5%
Commercial Paper                                                             7.8%
U.S. Government Agency Securities                                            1.9%
Commercial Mortgage Backed Securities                                        1.3%
Other (Less than 1%)                                                         0.6%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         6.45%      5.91%      6.91%      6.80%
                 With Sales Charge*        1.67%      4.29%      5.93%      6.31%
                                       -----------------------------------------
CLASS B SHARES
                      Without CDSC         5.41%      4.93%      6.26%      6.47%
                         With CDSC**       0.41%      4.01%      5.94%      6.47%
                                       -----------------------------------------
SELECT SHARES                              6.38%      5.91%      6.94%      6.81%

 * Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (8/31/94 TO 8/31/04)

                  JPMORGAN BOND FUND II   LEHMAN AGGREGATE   LIPPER CORPORATE DEBT
                  (SELECT SHARES)         BOND INDEX         A-RATED FUNDS INDEX
Aug-1994                   $  1,000,000       $  1,000,000            $  1,000,000
Sep-1994                   $    985,000       $    985,300            $    983,400
Oct-1994                   $    984,508       $    984,413            $    980,056
Nov-1994                   $    985,000       $    982,248            $    978,684
Dec-1994                   $    982,340       $    989,025            $    986,416
Jan-1995                   $  1,002,576       $  1,008,608            $  1,003,974
Feb-1995                   $  1,019,921       $  1,032,613            $  1,028,270
Mar-1995                   $  1,029,610       $  1,038,912            $  1,035,777
Apr-1995                   $  1,042,274       $  1,053,456            $  1,050,588
May-1995                   $  1,085,633       $  1,094,225            $  1,097,655
Jun-1995                   $  1,089,976       $  1,102,213            $  1,105,448
Jul-1995                   $  1,084,090       $  1,099,788            $  1,100,031
Aug-1995                   $  1,101,002       $  1,113,095            $  1,115,322
Sep-1995                   $  1,115,645       $  1,123,892            $  1,127,367
Oct-1995                   $  1,131,933       $  1,138,503            $  1,144,390
Nov-1995                   $  1,148,799       $  1,155,581            $  1,163,159
Dec-1995                   $  1,164,078       $  1,171,759            $  1,181,885
Jan-1996                   $  1,172,576       $  1,179,492            $  1,187,440
Feb-1996                   $  1,153,346       $  1,158,969            $  1,160,604
Mar-1996                   $  1,145,157       $  1,150,856            $  1,151,203
Apr-1996                   $  1,140,118       $  1,144,412            $  1,142,339
May-1996                   $  1,137,610       $  1,142,123            $  1,139,826
Jun-1996                   $  1,152,399       $  1,157,427            $  1,154,074
Jul-1996                   $  1,154,588       $  1,160,552            $  1,156,497
Aug-1996                   $  1,151,587       $  1,158,579            $  1,153,259
Sep-1996                   $  1,171,279       $  1,178,739            $  1,175,171
Oct-1996                   $  1,195,407       $  1,204,907            $  1,203,963
Nov-1996                   $  1,218,000       $  1,225,511            $  1,228,523
Dec-1996                   $  1,201,557       $  1,214,113            $  1,214,641
Jan-1997                   $  1,204,561       $  1,217,877            $  1,216,463
Feb-1997                   $  1,206,609       $  1,220,922            $  1,220,721
Mar-1997                   $  1,195,025       $  1,207,370            $  1,203,875
Apr-1997                   $  1,212,234       $  1,225,480            $  1,220,849
May-1997                   $  1,223,508       $  1,237,122            $  1,232,203
Jun-1997                   $  1,238,801       $  1,251,844            $  1,248,838
Jul-1997                   $  1,275,965       $  1,285,644            $  1,289,051
Aug-1997                   $  1,257,974       $  1,274,716            $  1,272,680
Sep-1997                   $  1,275,963       $  1,293,581            $  1,294,442
Oct-1997                   $  1,293,316       $  1,312,338            $  1,311,141
Nov-1997                   $  1,295,644       $  1,318,375            $  1,317,303
Dec-1997                   $  1,307,305       $  1,331,691            $  1,331,267
Jan-1998                   $  1,323,385       $  1,348,736            $  1,347,109
Feb-1998                   $  1,321,532       $  1,347,657            $  1,344,819
Mar-1998                   $  1,326,026       $  1,352,239            $  1,349,794
Apr-1998                   $  1,332,788       $  1,359,271            $  1,356,003
May-1998                   $  1,345,583       $  1,372,184            $  1,370,648
Jun-1998                   $  1,357,424       $  1,383,848            $  1,382,847
Jul-1998                   $  1,358,374       $  1,386,754            $  1,383,124
Aug-1998                   $  1,378,614       $  1,409,358            $  1,395,433
Sep-1998                   $  1,413,217       $  1,442,337            $  1,426,552
Oct-1998                   $  1,402,477       $  1,434,692            $  1,408,577
Nov-1998                   $  1,405,703       $  1,442,870            $  1,423,930
Dec-1998                   $  1,411,185       $  1,447,199            $  1,428,487
Jan-1999                   $  1,423,180       $  1,457,474            $  1,440,629
Feb-1999                   $  1,397,278       $  1,431,968            $  1,408,647
Mar-1999                   $  1,405,103       $  1,439,844            $  1,417,944
Apr-1999                   $  1,408,756       $  1,444,451            $  1,422,624
May-1999                   $  1,395,091       $  1,431,740            $  1,406,406
Jun-1999                   $  1,389,650       $  1,427,159            $  1,399,514
Jul-1999                   $  1,383,953       $  1,421,165            $  1,393,216
Aug-1999                   $  1,382,015       $  1,420,454            $  1,389,455
Sep-1999                   $  1,398,599       $  1,436,931            $  1,402,655
Oct-1999                   $  1,402,376       $  1,442,248            $  1,404,759
Nov-1999                   $  1,402,235       $  1,442,104            $  1,405,742
Dec-1999                   $  1,396,206       $  1,435,182            $  1,399,416
Jan-2000                   $  1,393,832       $  1,430,446            $  1,396,337
Feb-2000                   $  1,408,189       $  1,447,754            $  1,411,138
Mar-2000                   $  1,425,650       $  1,466,864            $  1,430,330
Apr-2000                   $  1,408,970       $  1,462,610            $  1,418,601
May-2000                   $  1,403,334       $  1,461,879            $  1,413,069
Jun-2000                   $  1,430,419       $  1,492,286            $  1,444,580
Jul-2000                   $  1,443,006       $  1,505,866            $  1,456,859
Aug-2000                   $  1,461,188       $  1,527,701            $  1,476,235
Sep-2000                   $  1,472,001       $  1,537,326            $  1,484,355
Oct-2000                   $  1,479,214       $  1,547,472            $  1,490,589
Nov-2000                   $  1,502,585       $  1,572,850            $  1,512,650
Dec-2000                   $  1,536,844       $  1,602,105            $  1,543,659
Jan-2001                   $  1,564,046       $  1,628,220            $  1,572,371
Feb-2001                   $  1,575,620       $  1,642,385            $  1,586,522
Mar-2001                   $  1,581,608       $  1,650,597            $  1,592,075
Apr-2001                   $  1,563,735       $  1,643,665            $  1,583,000
May-2001                   $  1,571,398       $  1,653,527            $  1,593,448
Jun-2001                   $  1,576,898       $  1,659,810            $  1,599,822
Jul-2001                   $  1,612,063       $  1,696,990            $  1,636,138
Aug-2001                   $  1,626,893       $  1,716,505            $  1,654,626
Sep-2001                   $  1,649,995       $  1,736,417            $  1,661,079
Oct-2001                   $  1,684,315       $  1,772,708            $  1,696,959
Nov-2001                   $  1,661,240       $  1,748,244            $  1,676,425
Dec-2001                   $  1,652,602       $  1,737,056            $  1,663,852
Jan-2002                   $  1,666,979       $  1,751,126            $  1,675,499
Feb-2002                   $  1,680,815       $  1,768,112            $  1,687,898
Mar-2002                   $  1,655,939       $  1,738,761            $  1,660,891
Apr-2002                   $  1,685,249       $  1,772,493            $  1,690,289
May-2002                   $  1,697,889       $  1,787,559            $  1,703,135
Jun-2002                   $  1,707,736       $  1,803,111            $  1,710,459
Jul-2002                   $  1,726,009       $  1,824,929            $  1,720,722
Aug-2002                   $  1,757,250       $  1,855,770            $  1,752,211
Sep-2002                   $  1,782,203       $  1,885,833            $  1,779,370
Oct-2002                   $  1,774,183       $  1,877,159            $  1,761,576
Nov-2002                   $  1,777,731       $  1,876,595            $  1,767,918
Dec-2002                   $  1,813,286       $  1,915,441            $  1,806,282
Jan-2003                   $  1,816,550       $  1,917,165            $  1,810,075
Feb-2003                   $  1,839,983       $  1,943,622            $  1,836,502
Mar-2003                   $  1,838,143       $  1,942,067            $  1,835,217
Apr-2003                   $  1,860,017       $  1,958,186            $  1,855,771
May-2003                   $  1,890,336       $  1,994,608            $  1,894,557
Jun-2003                   $  1,887,122       $  1,990,619            $  1,890,199
Jul-2003                   $  1,798,993       $  1,923,734            $  1,825,365
Aug-2003                   $  1,817,163       $  1,936,431            $  1,837,413
Sep-2003                   $  1,871,860       $  1,987,746            $  1,887,758
Oct-2003                   $  1,850,895       $  1,969,260            $  1,872,090
Nov-2003                   $  1,856,818       $  1,973,986            $  1,878,080
Dec-2003                   $  1,879,471       $  1,994,121            $  1,896,673
Jan-2004                   $  1,896,198       $  2,010,074            $  1,912,605
Feb-2004                   $  1,913,833       $  2,031,783            $  1,930,775
Mar-2004                   $  1,929,909       $  2,047,021            $  1,945,642
Apr-2004                   $  1,877,995       $  1,993,799            $  1,897,974
May-2004                   $  1,866,539       $  1,985,824            $  1,888,294
Jun-2004                   $  1,876,245       $  1,996,944            $  1,897,924
Jul-2004                   $  1,894,632       $  2,016,714            $  1,916,144
Aug-2004                   $  1,932,849       $  2,055,233            $  1,952,168

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 3/2/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Bond Fund II, Lehman Aggregate Bond Index, and Lipper Corporate Debt A-Rated Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Corporate Debt A-Rated Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN ENHANCED INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                     11/30/2001
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                            $294
                                   Primary Benchmark                     3 MONTH
                                                                     LIBOR INDEX
                                   Average Credit Quality                    AA-
                                   Duration                            0.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Enhanced Income Fund, which seeks high current income consistent with principal preservation, returned 1.28% for the one-year period ending August 31, 2004. This compares to the 1.22% return of its benchmark, 3 Month LIBOR Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed the benchmark mainly because of its allocation to corporate and to asset-backed securities. Our overweight position to these sectors versus the benchmark was a positive contributor to performance as spreads continued to narrow during the period. In addition, the Fund's tactical mortgage positioning was a positive contributor to performance when the sector performed well during the year. Our duration position neither contributed nor detracted from performance.

Q: HOW WAS THE FUND MANAGED?

A: Short-term money market rates remained relatively stable because of the Fed's friendly stance, while longer maturity yields fell in response to mixed economic data, cooling inflation, a weak labor market, and a declining supply of long-term mortgage securities.

   Early in the period, we maintained a modestly longer duration position in the short end of the yield curve. However, stronger economic data towards year-end led us to reduce our duration position. We continued to take advantage of market volatility by tactically trading our duration position throughout the remainder of the period. In addition, we increased our allocation to floating rate notes as interest rates rose. We tactically traded our mortgage position and added short-dated collateralized mortgage obligations for their attractive returns. We also increased our exposure to corporate and to asset-backed securities. Because of a potential change in federal agency legislation and because of the ensuing headline risk, we reduced our agency exposure early in 2004. We also sold high-quality corporate names in the one- to three-year area of the yield curve in favor of lower-quality names.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes and Bonds                                                   45.0%
Asset Backed Securities                                                     30.6%
Residential Mortgage Backed Securities                                       8.8%
U.S. Government Agency Securities                                            4.7%
Commercial Mortgage Backed Securities                                        3.3%
Other (Less than 1%)                                                         2.4%
Commercial Paper                                                             1.8%
Money Market Fund                                                            1.8%
Certificates of Deposit                                                      1.6%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                                                           SINCE
                                                                       INCEPTION
                                                             1 YEAR   (11/30/01)
                                                          ----------------------
INSTITUTIONAL SHARES                                           1.28%        1.46%

[CHART]

LIFE OF FUND PERFORMANCE (11/30/01 TO 8/31/04)

                  JPMORGAN ENHANCED INCOME FUND                         LIPPER ULTRA-SHORT
                  (INSTITUTIONAL SHARES)          3 MONTH LIBOR INDEX   OBLIGATIONS AVERAGE
Nov-2001                           $  3,000,000          $  3,000,000          $  3,000,000
Dec-2001                           $  3,005,700          $  3,005,700          $  3,003,900
Jan-2002                           $  3,008,706          $  3,010,509          $  3,007,805
Feb-2002                           $  3,014,422          $  3,014,724          $  3,014,121
Mar-2002                           $  3,020,451          $  3,019,547          $  3,012,012
Apr-2002                           $  3,032,231          $  3,024,681          $  3,024,963
May-2002                           $  3,037,992          $  3,029,520          $  3,033,131
Jun-2002                           $  3,043,764          $  3,034,367          $  3,038,590
Jul-2002                           $  3,044,069          $  3,039,222          $  3,041,021
Aug-2002                           $  3,047,722          $  3,044,085          $  3,048,320
Sep-2002                           $  3,051,684          $  3,048,651          $  3,056,550
Oct-2002                           $  3,055,651          $  3,053,529          $  3,059,301
Nov-2002                           $  3,061,762          $  3,058,415          $  3,065,420
Dec-2002                           $  3,061,150          $  3,062,391          $  3,075,842
Jan-2003                           $  3,069,415          $  3,066,066          $  3,080,763
Feb-2003                           $  3,071,256          $  3,069,132          $  3,090,006
Mar-2003                           $  3,074,635          $  3,072,815          $  3,093,405
Apr-2003                           $  3,081,092          $  3,075,887          $  3,098,045
May-2003                           $  3,090,643          $  3,079,271          $  3,103,002
Jun-2003                           $  3,090,334          $  3,082,966          $  3,106,725
Jul-2003                           $  3,073,955          $  3,086,049          $  3,101,754
Aug-2003                           $  3,082,255          $  3,088,826          $  3,106,097
Sep-2003                           $  3,089,960          $  3,091,606          $  3,118,211
Oct-2003                           $  3,084,399          $  3,094,698          $  3,116,963
Nov-2003                           $  3,087,791          $  3,097,793          $  3,118,834
Dec-2003                           $  3,091,497          $  3,100,890          $  3,124,759
Jan-2004                           $  3,095,206          $  3,103,991          $  3,130,071
Feb-2004                           $  3,101,706          $  3,106,785          $  3,137,584
Mar-2004                           $  3,105,118          $  3,109,892          $  3,142,290
Apr-2004                           $  3,105,429          $  3,112,691          $  3,135,377
May-2004                           $  3,106,050          $  3,115,803          $  3,134,436
Jun-2004                           $  3,109,777          $  3,118,607          $  3,135,377
Jul-2004                           $  3,114,131          $  3,122,662          $  3,141,961
Aug-2004                           $  3,121,639          $  3,126,721          $  3,150,444

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Enhanced Income Fund, 3 Month LIBOR Index, and the Lipper Ultra-Short Obligations Average from November 30, 2001 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The 3 Month LIBOR Index is an abbreviation for the "London Interbank Offered Rate". Similarly to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. The benchmark presented is the total return of the 3 Month LIBOR for the period presented. The Lipper Ultra-Short Obligations Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING EMERGING MARKETS DEBT FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                      4/17/1997
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                             $36
                                   Primary Benchmark                    EMERGING
                                                                    MARKETS BOND
                                                                    INDEX GLOBAL
                                   Average Credit Quality                     BB
                                   Duration                            5.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed-income securities of emerging markets issuers, had a total return of 14.56% (Select Shares) for the one-year period ended August 31, 2004. This compares to the 13.58% return from the Emerging Markets Bond Index Global.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund benefited from our decision to overweight Brazil and Ecuador.
   Brazil's credit story continued to improve, while Ecuador was a direct beneficiary of oil prices. Higher oil prices were also good for Venezuela; however, our position modestly detracted because of an underweight we adopted due to ongoing questions about future political leadership. The underweight added to performance as the political uncertainty resolved itself. High credit-quality assets closely tracked U.S. Treasuries, and our underweight benefited the Fund as lower-rated credits outperformed. Detracting was our overweight to the Dominican Republic, which underperformed as questions about economic liquidity shifted to potential solvency issues.

Q: HOW WAS THE FUND MANAGED?

A: We overweighted Brazil and other Latin credits early in the period. We increased our holdings in Russia because of improving credit fundamentals and in Turkey as its fundamental outlook improved. The main drivers of returns over the period were Brazil, Ecuador, Turkey and Venezuela. Additionally, as most Asian credits lagged, the underweight to the region benefited the Fund. Early in 2004, profit taking followed the Fed's change in language with Venezuela, Brazil and Colombia suffering the most. The Philippines slipped while Europe performed most strongly, led by Russia. For most of the second quarter of 2004, fear of a Fed interest-rate hike drove down prices, with Latin American and European credits hit the hardest. We were overweight Brazil, Peru, Colombia and Turkey. However, when the market recovered during the summer, we reduced our position in Brazil to neutral, scaled back our allocation to Colombia, and moved to an overweight in Uruguay. We increased our overweight in Russian debt.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Foreign Government Securities                                               83.7%
Corporate Notes and Bonds                                                    6.6%
U.S. Treasury Securities                                                     8.6%
Money Market Fund                                                            1.1%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                                                           SINCE
                                                                       INCEPTION
                                         1 YEAR    3 YEARS    5 YEARS  (4/17/97)
                                       -----------------------------------------
SELECT SHARES                             14.56%     15.15%     16.58%     10.11%

[CHART]

LIFE OF FUND PERFORMANCE (4/17/97 TO 8/31/04)

                  JPMORGAN FLEMING EMERGING MARKETS   EMERGING MARKETS BOND   LIPPER EMERGING MARKETS
                  DEBT FUND (SELECT SHARES)           INDEX GLOBAL            DEBT FUNDS INDEX
Apr-1997                               $  1,000,000            $  1,000,000              $  1,000,000
Apr-1997                               $  1,020,000            $  1,000,000              $  1,000,000
May-1997                               $  1,051,008            $  1,033,900              $  1,041,100
Jun-1997                               $  1,068,034            $  1,056,542              $  1,073,686
Jul-1997                               $  1,090,036            $  1,100,178              $  1,119,855
Aug-1997                               $  1,078,917            $  1,094,787              $  1,116,047
Sep-1997                               $  1,105,783            $  1,125,222              $  1,151,426
Oct-1997                               $    986,026            $  1,005,948              $  1,027,878
Nov-1997                               $  1,034,835            $  1,048,601              $  1,067,246
Dec-1997                               $  1,053,462            $  1,074,291              $  1,099,050
Jan-1998                               $  1,051,144            $  1,079,448              $  1,096,742
Feb-1998                               $  1,080,891            $  1,107,945              $  1,127,122
Mar-1998                               $  1,107,373            $  1,133,096              $  1,156,427
Apr-1998                               $  1,108,481            $  1,135,702              $  1,157,121
May-1998                               $  1,072,455            $  1,101,404              $  1,110,026
Jun-1998                               $  1,033,310            $  1,073,538              $  1,065,070
Jul-1998                               $  1,045,090            $  1,079,765              $  1,073,590
Aug-1998                               $    763,229            $    784,557              $    701,591
Sep-1998                               $    808,794            $    852,343              $    732,952
Oct-1998                               $    862,417            $    906,807              $    778,395
Nov-1998                               $    914,162            $    969,014              $    849,152
Dec-1998                               $    885,640            $    950,312              $    817,478
Jan-1999                               $    846,141            $    928,645              $    793,853
Feb-1999                               $    855,702            $    937,839              $    807,428
Mar-1999                               $    920,650            $  1,000,018              $    860,718
Apr-1999                               $  1,000,286            $  1,061,519              $    922,518
May-1999                               $    930,566            $  1,006,744              $    872,148
Jun-1999                               $    974,954            $  1,045,403              $    907,819
Jul-1999                               $    949,995            $  1,027,945              $    894,293
Aug-1999                               $    944,675            $  1,028,665              $    893,309
Sep-1999                               $    977,267            $  1,060,965              $    915,374
Oct-1999                               $  1,019,582            $  1,098,523              $    953,636
Nov-1999                               $  1,050,782            $  1,127,963              $    992,259
Dec-1999                               $  1,115,615            $  1,180,188              $  1,044,551
Jan-2000                               $  1,104,459            $  1,162,013              $  1,035,359
Feb-2000                               $  1,194,803            $  1,224,413              $  1,101,829
Mar-2000                               $  1,237,816            $  1,257,717              $  1,128,713
Apr-2000                               $  1,206,376            $  1,234,575              $  1,099,818
May-2000                               $  1,163,429            $  1,206,056              $  1,067,264
Jun-2000                               $  1,229,744            $  1,262,259              $  1,124,255
Jul-2000                               $  1,274,015            $  1,298,233              $  1,157,421
Aug-2000                               $  1,311,853            $  1,339,647              $  1,192,491
Sep-2000                               $  1,281,681            $  1,325,178              $  1,171,384
Oct-2000                               $  1,254,381            $  1,298,277              $  1,142,099
Nov-2000                               $  1,232,931            $  1,293,084              $  1,134,219
Dec-2000                               $  1,285,330            $  1,350,239              $  1,179,928
Jan-2001                               $  1,353,324            $  1,415,320              $  1,244,588
Feb-2001                               $  1,332,754            $  1,396,496              $  1,230,399
Mar-2001                               $  1,305,966            $  1,380,856              $  1,209,975
Apr-2001                               $  1,295,257            $  1,374,227              $  1,201,989
May-2001                               $  1,333,078            $  1,407,346              $  1,234,803
Jun-2001                               $  1,361,073            $  1,428,879              $  1,256,536
Jul-2001                               $  1,272,059            $  1,354,863              $  1,203,636
Aug-2001                               $  1,332,354            $  1,415,561              $  1,245,642
Sep-2001                               $  1,270,933            $  1,369,272              $  1,186,101
Oct-2001                               $  1,278,685            $  1,369,956              $  1,201,164
Nov-2001                               $  1,307,072            $  1,352,421              $  1,239,121
Dec-2001                               $  1,346,807            $  1,368,515              $  1,271,834
Jan-2002                               $  1,379,535            $  1,393,832              $  1,297,143
Feb-2002                               $  1,436,509            $  1,446,101              $  1,343,840
Mar-2002                               $  1,444,554            $  1,447,692              $  1,355,801
Apr-2002                               $  1,455,966            $  1,461,879              $  1,371,257
May-2002                               $  1,438,640            $  1,454,277              $  1,359,875
Jun-2002                               $  1,344,984            $  1,380,982              $  1,268,084
Jul-2002                               $  1,263,344            $  1,318,423              $  1,192,886
Aug-2002                               $  1,360,495            $  1,414,932              $  1,278,178
Sep-2002                               $  1,307,572            $  1,375,738              $  1,236,381
Oct-2002                               $  1,404,463            $  1,460,346              $  1,322,186
Nov-2002                               $  1,452,355            $  1,501,820              $  1,365,686
Dec-2002                               $  1,500,864            $  1,547,926              $  1,414,578
Jan-2003                               $  1,523,527            $  1,573,467              $  1,445,557
Feb-2003                               $  1,577,459            $  1,623,818              $  1,498,320
Mar-2003                               $  1,617,211            $  1,650,123              $  1,536,227
Apr-2003                               $  1,725,403            $  1,744,180              $  1,636,389
May-2003                               $  1,790,623            $  1,816,564              $  1,710,027
Jun-2003                               $  1,778,268            $  1,816,564              $  1,710,882
Jul-2003                               $  1,722,252            $  1,752,258              $  1,661,095
Aug-2003                               $  1,775,470            $  1,794,837              $  1,703,453
Sep-2003                               $  1,832,463            $  1,857,836              $  1,756,260
Oct-2003                               $  1,854,086            $  1,866,940              $  1,767,851
Nov-2003                               $  1,883,566            $  1,889,903              $  1,793,132
Dec-2003                               $  1,944,028            $  1,945,466              $  1,852,664
Jan-2004                               $  1,957,442            $  1,955,388              $  1,864,150
Feb-2004                               $  1,954,701            $  1,962,232              $  1,861,540
Mar-2004                               $  2,007,869            $  2,011,092              $  1,907,520
Apr-2004                               $  1,863,504            $  1,901,889              $  1,810,237
May-2004                               $  1,843,005            $  1,873,741              $  1,777,653
Jun-2004                               $  1,873,230            $  1,901,285              $  1,806,273
Jul-2004                               $  1,933,361            $  1,957,753              $  1,859,558
Aug-2004                               $  2,034,242            $  2,038,609              $  1,936,916

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/17/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Fleming Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from April 17, 1997 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL STRATEGIC INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                      3/17/1997
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                             $43
                                   Primary Benchmark            LEHMAN AGGREGATE
                                                                      BOND INDEX
                                   Average Credit Quality                     A-
                                   Duration                            4.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global Strategic Income Fund, which seeks to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers, had a total return of 7.85% (Institutional Shares) for the one-year period ended August 31, 2004. This compares to the 6.13% return of the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our overweight to high-yield debt added to performance at a time when credit fundamentals and market supply dynamics continued to favor this sector. Another successful strategy was our overweight to emerging markets debt. The Fund also benefited as European interest rates outperformed five-year Treasuries, and as a result we took profits on the short-U.S./long-Eurozone trade. The Fund benefited from our underweight position to Treasury and agency debt as other sectors out-performed.

Q: HOW WAS THE FUND MANAGED?

A: As fundamental credit quality continued to improve, we maintained significant allocations to high-yield and to emerging markets debt, choosing our individual holdings by taking a bottom-up view of company and country fundamentals. Because we believed that economic activity would increase more quickly in the U.S. than in the Eurozone, we took a position in which we were long the Eurozone and short the U.S. We also favored the commercial mortgage-backed securities sector, maintaining our overweight. Our allocations to investment-grade corporate bonds, residential mortgages, Treasuries and agencies were underweight the benchmark index, which is consistent with our strategy.

   At the end of the period, we took advantage of an opportunity to liquidate a large private mortgage allocation at a profit. We redeployed the cash in the residential pass-through mortgage sector, which offers far more liquidity and did not require us to give up much yield.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes and Bonds                                                   52.7%
Foreign Government Securities                                               26.5%
Private Placements                                                           8.6%
Commercial Mortgage Backed Securities                                        4.6%
Money Market Fund                                                            4.3%
U.S. Treasury Securities                                                     3.2%
Other (Less than 1%)                                                         0.1%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                                                           SINCE
                                                                       INCEPTION
                                         1 YEAR    3 YEARS    5 YEARS  (3/17/97)
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         7.20%      5.09%      6.00%      5.29%
                 With Sales Charge*        2.50%      3.50%      5.03%      4.65%
                                       -----------------------------------------
INSTITUTIONAL SHARES                       7.85%      5.82%      6.60%      5.78%
                                       -----------------------------------------
SELECT SHARES                              7.48%      5.41%      6.20%      5.42%

* Sales charge for class a shares is 4.50%.

[CHART]

LIFE OF FUND PERFORMANCE (3/17/97 TO 8/31/04)

                  JPMORGAN GLOBAL STRATEGIC            LEHMAN AGGREGATE   LIPPER MULTI-SECTOR
                  INCOME FUND (INSTITUTIONAL SHARES)   BOND INDEX         INCOME FUNDS INDEX
Mar-1997                                $  3,000,000       $  3,000,000          $  3,000,000
Mar-1997                                $  2,967,900       $  3,000,000          $  3,000,000
Apr-1997                                $  3,018,651       $  3,045,000          $  3,026,700
May-1997                                $  3,069,968       $  3,073,928          $  3,076,943
Jun-1997                                $  3,114,483       $  3,110,507          $  3,120,636
Jul-1997                                $  3,200,131       $  3,194,491          $  3,192,098
Aug-1997                                $  3,179,010       $  3,167,338          $  3,172,946
Sep-1997                                $  3,242,590       $  3,214,214          $  3,237,039
Oct-1997                                $  3,184,548       $  3,260,820          $  3,222,149
Nov-1997                                $  3,222,444       $  3,275,820          $  3,235,360
Dec-1997                                $  3,256,602       $  3,308,906          $  3,267,713
Jan-1998                                $  3,296,658       $  3,351,260          $  3,309,213
Feb-1998                                $  3,327,976       $  3,348,579          $  3,325,098
Mar-1998                                $  3,358,927       $  3,359,964          $  3,361,341
Apr-1998                                $  3,365,980       $  3,377,436          $  3,371,089
May-1998                                $  3,369,683       $  3,409,522          $  3,364,010
Jun-1998                                $  3,365,302       $  3,438,503          $  3,355,600
Jul-1998                                $  3,381,456       $  3,445,723          $  3,368,686
Aug-1998                                $  3,260,400       $  3,501,889          $  3,169,597
Sep-1998                                $  3,316,479       $  3,583,833          $  3,224,114
Oct-1998                                $  3,276,681       $  3,564,839          $  3,199,289
Nov-1998                                $  3,327,142       $  3,585,158          $  3,312,223
Dec-1998                                $  3,341,116       $  3,595,914          $  3,304,605
Jan-1999                                $  3,366,508       $  3,621,445          $  3,322,120
Feb-1999                                $  3,322,744       $  3,558,069          $  3,277,603
Mar-1999                                $  3,368,597       $  3,577,639          $  3,318,573
Apr-1999                                $  3,422,495       $  3,589,087          $  3,376,980
May-1999                                $  3,351,307       $  3,557,503          $  3,306,401
Jun-1999                                $  3,341,253       $  3,546,119          $  3,302,764
Jul-1999                                $  3,331,564       $  3,531,226          $  3,295,168
Aug-1999                                $  3,315,239       $  3,529,460          $  3,271,443
Sep-1999                                $  3,338,446       $  3,570,402          $  3,285,183
Oct-1999                                $  3,361,815       $  3,583,612          $  3,289,454
Nov-1999                                $  3,392,407       $  3,583,254          $  3,311,164
Dec-1999                                $  3,424,296       $  3,566,054          $  3,339,640
Jan-2000                                $  3,390,738       $  3,554,286          $  3,308,247
Feb-2000                                $  3,448,719       $  3,597,293          $  3,351,916
Mar-2000                                $  3,476,654       $  3,644,777          $  3,350,911
Apr-2000                                $  3,451,970       $  3,634,207          $  3,303,663
May-2000                                $  3,424,699       $  3,632,390          $  3,262,367
Jun-2000                                $  3,502,097       $  3,707,944          $  3,345,557
Jul-2000                                $  3,535,017       $  3,741,686          $  3,356,263
Aug-2000                                $  3,586,982       $  3,795,941          $  3,383,784
Sep-2000                                $  3,592,362       $  3,819,855          $  3,353,669
Oct-2000                                $  3,594,518       $  3,845,066          $  3,283,242
Nov-2000                                $  3,607,817       $  3,908,125          $  3,244,499
Dec-2000                                $  3,696,931       $  3,980,816          $  3,327,234
Jan-2001                                $  3,804,511       $  4,045,704          $  3,442,024
Feb-2001                                $  3,810,979       $  4,080,901          $  3,449,596
Mar-2001                                $  3,786,970       $  4,101,306          $  3,390,263
Apr-2001                                $  3,761,976       $  4,084,080          $  3,361,107
May-2001                                $  3,793,952       $  4,108,585          $  3,390,685
Jun-2001                                $  3,776,121       $  4,124,198          $  3,359,490
Jul-2001                                $  3,796,890       $  4,216,580          $  3,392,749
Aug-2001                                $  3,850,426       $  4,265,070          $  3,437,873
Sep-2001                                $  3,722,977       $  4,314,545          $  3,331,299
Oct-2001                                $  3,804,882       $  4,404,719          $  3,412,916
Nov-2001                                $  3,869,565       $  4,343,934          $  3,445,680
Dec-2001                                $  3,844,413       $  4,316,133          $  3,439,133
Jan-2002                                $  3,867,095       $  4,351,093          $  3,457,704
Feb-2002                                $  3,870,962       $  4,393,299          $  3,469,806
Mar-2002                                $  3,862,059       $  4,320,370          $  3,472,929
Apr-2002                                $  3,899,135       $  4,404,185          $  3,527,107
May-2002                                $  3,901,084       $  4,441,621          $  3,537,335
Jun-2002                                $  3,839,057       $  4,480,263          $  3,469,418
Jul-2002                                $  3,799,899       $  4,534,474          $  3,424,663
Aug-2002                                $  3,877,416       $  4,611,107          $  3,488,704
Sep-2002                                $  3,878,580       $  4,685,807          $  3,494,635
Oct-2002                                $  3,902,627       $  4,664,252          $  3,505,818
Nov-2002                                $  3,975,216       $  4,662,853          $  3,589,256
Dec-2002                                $  4,030,074       $  4,759,374          $  3,662,477
Jan-2003                                $  4,053,448       $  4,763,657          $  3,709,723
Feb-2003                                $  4,107,764       $  4,829,396          $  3,769,821
Mar-2003                                $  4,141,448       $  4,825,532          $  3,808,650
Apr-2003                                $  4,238,772       $  4,865,584          $  3,934,716
May-2003                                $  4,294,300       $  4,956,084          $  4,023,247
Jun-2003                                $  4,301,600       $  4,946,172          $  4,053,421
Jul-2003                                $  4,178,575       $  4,779,981          $  3,956,950
Aug-2003                                $  4,220,778       $  4,811,528          $  3,989,001
Sep-2003                                $  4,318,700       $  4,939,034          $  4,105,081
Oct-2003                                $  4,308,767       $  4,893,101          $  4,123,144
Nov-2003                                $  4,332,035       $  4,904,844          $  4,165,200
Dec-2003                                $  4,395,282       $  4,954,874          $  4,254,335
Jan-2004                                $  4,430,444       $  4,994,513          $  4,295,177
Feb-2004                                $  4,452,154       $  5,048,453          $  4,306,344
Mar-2004                                $  4,489,552       $  5,086,317          $  4,340,795
Apr-2004                                $  4,423,555       $  4,954,073          $  4,247,034
May-2004                                $  4,387,725       $  4,934,256          $  4,204,563
Jun-2004                                $  4,415,806       $  4,961,888          $  4,238,620
Jul-2004                                $  4,473,653       $  5,011,011          $  4,280,583
Aug-2004                                $  4,562,738       $  5,106,721          $  4,364,054

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 3/17/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Global Strategic Income Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Global Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from March 17, 1997 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SHORT TERM BOND FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                      9/13/1993
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                            $739
                                   Primary Benchmark           MERRILL LYNCH 1-3
                                                                   YEAR TREASURY
                                                                           INDEX
                                   Average Credit Quality                     A+
                                   Duration                            1.7 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund, which seeks to provide high total return consistent with low volatility of principal, returned 2.38% (Institutional Shares) for the one-year period ending August 31, 2004. This compares to the 2.05% return of its benchmark index, the Merrill Lynch 1-3 Year Treasury Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark because of its allocation to sectors that have spreads over Treasuries, such as asset-backed securities (ABS). It also benefited from its allocation to mortgages, which performed well, and the additional yield provided from lower-quality corporate, high-yield and from emerging markets credits. In addition, we realized profits on our U.S.-European interest rate position. Our duration positioning detracted from performance.

Q: HOW WAS THE FUND MANAGED?

A: Early in the period, we maintained a modestly longer duration position in the short end of the yield curve. However, stronger economic data towards year-end led us to implement a shorter duration position versus the benchmark. We continued to take advantage of market volatility by tactically trading our duration position. In addition, we targeted two- and three-year securities because they offered the most attractive yields. We tactically traded our mortgage position and added short-dated collateralized mortgage obligations. A potential change in federal agency legislation and the ensuing headline risk led us to reduce our agency exposure in early 2004. To capture attractive yields, we increased our exposure to corporate and to ABS. In addition, we sold high-quality corporate bonds in the one- to three-year area of the yield curve in favor of lower-quality names.

   Because we expected economic activity to increase more quickly in the U.S. than in the Eurozone, we took a position in which we were long the Eurozone and short the U.S. We later removed this position at a gain and entered a short Japanese position, as we believed Japanese interest rates would continue to increase. We also purchased select issues in the high-yield and in the emerging markets sectors.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes and Bonds                                                   47.7%
Asset Backed Securities                                                     20.5%
Residential Mortgage Backed Securities                                      13.6%
Commercial Mortgage Backed Securities                                        7.0%
U.S. Government Agency Securities                                            2.4%
Money Market Fund                                                            1.7%
State and Municipal Obligations                                              1.6%
Foreign Government Securities                                                1.4%
Commercial Paper                                                             1.4%
Certificates of Deposit                                                      1.2%
Preferred Stocks                                                             1.0%
Other (Less than 1%)                                                         0.5%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                         1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         1.92%      3.14%      4.68%      5.26%
                 With Sales Charge*        0.39%      2.62%      4.36%      5.09%
                                       -----------------------------------------
INSTITUTIONAL SHARES                       2.38%      3.63%      5.10%      5.57%
                                       -----------------------------------------
SELECT SHARES                              1.99%      3.32%      4.79%      5.31%

* Sales Charge for Class A Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (8/31/94 TO 8/31/04)

                  JPMORGAN SHORT TERM BOND FUND                                           LIPPER SHORT-TERM INVESTMENT GRADE
                  (INSTITUTIONAL SHARES)          MERRILL LYNCH 1-3 YEAR TREASURY INDEX   DEBT FUNDS INDEX
Aug-1994                           $  3,000,000                            $  3,000,000                         $  3,000,000
Sep-1994                           $  2,992,800                            $  2,993,100                         $  2,995,800
Oct-1994                           $  2,998,486                            $  2,999,685                         $  3,000,593
Nov-1994                           $  2,988,291                            $  2,986,186                         $  2,995,192
Dec-1994                           $  2,994,268                            $  2,993,054                         $  2,988,004
Jan-1995                           $  3,029,002                            $  3,034,658                         $  3,018,481
Feb-1995                           $  3,069,590                            $  3,076,233                         $  3,054,099
Mar-1995                           $  3,088,929                            $  3,093,460                         $  3,070,897
Apr-1995                           $  3,117,965                            $  3,120,991                         $  3,097,307
May-1995                           $  3,176,270                            $  3,175,609                         $  3,153,987
Jun-1995                           $  3,192,469                            $  3,192,757                         $  3,173,542
Jul-1995                           $  3,198,854                            $  3,205,847                         $  3,183,698
Aug-1995                           $  3,221,246                            $  3,225,082                         $  3,205,028
Sep-1995                           $  3,240,252                            $  3,240,885                         $  3,220,412
Oct-1995                           $  3,262,609                            $  3,268,109                         $  3,250,684
Nov-1995                           $  3,291,647                            $  3,296,868                         $  3,277,990
Dec-1995                           $  3,317,651                            $  3,322,254                         $  3,300,608
Jan-1996                           $  3,346,182                            $  3,350,493                         $  3,330,314
Feb-1996                           $  3,323,763                            $  3,336,421                         $  3,317,991
Mar-1996                           $  3,329,081                            $  3,333,418                         $  3,303,392
Apr-1996                           $  3,330,746                            $  3,336,085                         $  3,305,705
May-1996                           $  3,342,070                            $  3,343,091                         $  3,312,316
Jun-1996                           $  3,364,796                            $  3,367,161                         $  3,336,165
Jul-1996                           $  3,373,881                            $  3,380,293                         $  3,349,843
Aug-1996                           $  3,386,702                            $  3,391,786                         $  3,361,568
Sep-1996                           $  3,417,182                            $  3,422,651                         $  3,393,839
Oct-1996                           $  3,458,530                            $  3,461,327                         $  3,430,153
Nov-1996                           $  3,485,853                            $  3,487,979                         $  3,458,623
Dec-1996                           $  3,486,898                            $  3,487,979                         $  3,460,006
Jan-1997                           $  3,504,681                            $  3,504,373                         $  3,477,652
Feb-1997                           $  3,515,196                            $  3,512,433                         $  3,489,476
Mar-1997                           $  3,515,547                            $  3,511,028                         $  3,485,987
Apr-1997                           $  3,540,507                            $  3,539,818                         $  3,513,875
May-1997                           $  3,565,645                            $  3,563,889                         $  3,537,418
Jun-1997                           $  3,587,752                            $  3,588,480                         $  3,562,180
Jul-1997                           $  3,625,065                            $  3,627,953                         $  3,602,789
Aug-1997                           $  3,629,052                            $  3,631,219                         $  3,605,310
Sep-1997                           $  3,659,173                            $  3,658,816                         $  3,633,432
Oct-1997                           $  3,674,542                            $  3,685,891                         $  3,655,596
Nov-1997                           $  3,682,626                            $  3,694,737                         $  3,664,735
Dec-1997                           $  3,709,141                            $  3,719,861                         $  3,686,723
Jan-1998                           $  3,750,683                            $  3,755,944                         $  3,718,798
Feb-1998                           $  3,754,434                            $  3,759,324                         $  3,724,004
Mar-1998                           $  3,769,452                            $  3,774,738                         $  3,739,272
Apr-1998                           $  3,788,676                            $  3,792,479                         $  3,756,847
May-1998                           $  3,811,029                            $  3,812,579                         $  3,777,134
Jun-1998                           $  3,825,892                            $  3,832,404                         $  3,794,131
Jul-1998                           $  3,848,847                            $  3,850,417                         $  3,810,825
Aug-1998                           $  3,875,789                            $  3,898,932                         $  3,836,739
Sep-1998                           $  3,944,778                            $  3,950,398                         $  3,877,408
Oct-1998                           $  3,946,356                            $  3,969,755                         $  3,872,368
Nov-1998                           $  3,951,486                            $  3,966,182                         $  3,882,436
Dec-1998                           $  3,970,454                            $  3,980,064                         $  3,899,130
Jan-1999                           $  3,992,688                            $  3,994,392                         $  3,918,626
Feb-1999                           $  3,974,721                            $  3,976,018                         $  3,905,695
Mar-1999                           $  4,005,724                            $  4,003,452                         $  3,936,159
Apr-1999                           $  4,020,144                            $  4,016,263                         $  3,950,329
May-1999                           $  4,006,074                            $  4,013,854                         $  3,945,194
Jun-1999                           $  3,999,664                            $  4,026,296                         $  3,952,690
Jul-1999                           $  4,005,664                            $  4,039,181                         $  3,957,038
Aug-1999                           $  4,020,084                            $  4,050,894                         $  3,964,952
Sep-1999                           $  4,050,637                            $  4,077,225                         $  3,991,120
Oct-1999                           $  4,065,624                            $  4,088,234                         $  3,999,901
Nov-1999                           $  4,085,546                            $  4,096,001                         $  4,013,100
Dec-1999                           $  4,097,802                            $  4,101,736                         $  4,021,528
Jan-2000                           $  4,101,490                            $  4,100,095                         $  4,023,137
Feb-2000                           $  4,121,998                            $  4,127,566                         $  4,049,287
Mar-2000                           $  4,132,303                            $  4,153,156                         $  4,070,343
Apr-2000                           $  4,152,551                            $  4,163,955                         $  4,071,157
May-2000                           $  4,170,407                            $  4,181,027                         $  4,085,406
Jun-2000                           $  4,192,510                            $  4,224,510                         $  4,130,754
Jul-2000                           $  4,219,762                            $  4,251,124                         $  4,156,365
Aug-2000                           $  4,238,328                            $  4,282,582                         $  4,186,706
Sep-2000                           $  4,273,930                            $  4,313,417                         $  4,222,294
Oct-2000                           $  4,288,462                            $  4,336,709                         $  4,234,960
Nov-2000                           $  4,342,925                            $  4,377,908                         $  4,273,499
Dec-2000                           $  4,393,738                            $  4,430,005                         $  4,318,798
Jan-2001                           $  4,431,084                            $  4,485,380                         $  4,380,125
Feb-2001                           $  4,466,090                            $  4,514,535                         $  4,410,785
Mar-2001                           $  4,497,799                            $  4,552,006                         $  4,442,543
Apr-2001                           $  4,496,450                            $  4,564,296                         $  4,453,205
May-2001                           $  4,522,529                            $  4,589,856                         $  4,480,815
Jun-2001                           $  4,542,881                            $  4,605,462                         $  4,499,186
Jul-2001                           $  4,599,667                            $  4,657,043                         $  4,554,526
Aug-2001                           $  4,632,784                            $  4,684,054                         $  4,584,131
Sep-2001                           $  4,697,643                            $  4,761,341                         $  4,627,680
Oct-2001                           $  4,747,438                            $  4,806,097                         $  4,662,850
Nov-2001                           $  4,724,176                            $  4,795,524                         $  4,640,002
Dec-2001                           $  4,727,955                            $  4,797,442                         $  4,635,362
Jan-2002                           $  4,747,812                            $  4,807,037                         $  4,648,805
Feb-2002                           $  4,767,278                            $  4,830,111                         $  4,662,287
Mar-2002                           $  4,738,675                            $  4,797,266                         $  4,641,306
Apr-2002                           $  4,800,278                            $  4,850,995                         $  4,678,437
May-2002                           $  4,818,039                            $  4,870,399                         $  4,704,636
Jun-2002                           $  4,845,501                            $  4,911,311                         $  4,709,811
Jul-2002                           $  4,897,833                            $  4,971,229                         $  4,723,940
Aug-2002                           $  4,915,955                            $  4,988,131                         $  4,753,701
Sep-2002                           $  4,958,232                            $  5,029,532                         $  4,784,600
Oct-2002                           $  4,975,090                            $  5,041,100                         $  4,787,471
Nov-2002                           $  4,958,672                            $  5,025,977                         $  4,789,386
Dec-2002                           $  4,991,399                            $  5,073,221                         $  4,837,280
Jan-2003                           $  5,012,363                            $  5,072,714                         $  4,845,020
Feb-2003                           $  5,037,926                            $  5,094,019                         $  4,874,090
Mar-2003                           $  5,045,987                            $  5,103,189                         $  4,881,401
Apr-2003                           $  5,063,648                            $  5,112,885                         $  4,902,391
May-2003                           $  5,086,941                            $  5,132,314                         $  4,930,335
Jun-2003                           $  5,088,467                            $  5,140,012                         $  4,939,209
Jul-2003                           $  5,023,843                            $  5,112,256                         $  4,895,744
Aug-2003                           $  5,035,901                            $  5,115,835                         $  4,900,150
Sep-2003                           $  5,087,770                            $  5,162,389                         $  4,951,112
Oct-2003                           $  5,056,735                            $  5,143,288                         $  4,939,229
Nov-2003                           $  5,055,724                            $  5,140,716                         $  4,940,217
Dec-2003                           $  5,086,564                            $  5,170,532                         $  4,964,918
Jan-2004                           $  5,101,823                            $  5,180,873                         $  4,980,806
Feb-2004                           $  5,126,822                            $  5,205,742                         $  5,003,718
Mar-2004                           $  5,142,203                            $  5,221,879                         $  5,020,730
Apr-2004                           $  5,094,380                            $  5,171,749                         $  4,976,046
May-2004                           $  5,088,776                            $  5,167,095                         $  4,966,094
Jun-2004                           $  5,089,285                            $  5,166,578                         $  4,969,570
Jul-2004                           $  5,117,276                            $  5,185,178                         $  4,989,448
Aug-2004                           $  5,157,475                            $  5,220,955                         $  5,024,873

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 9/13/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Short Term Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 9/13/93 are based on the historical expenses of the J.P. Morgan Short Term Bond Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1-3 Year Treasury Index, and Lipper Short-Term Investment Grade Debt Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SHORT TERM BOND FUND II

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                     11/30/1990
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                          $1,191
                                   Primary Benchmark                  LEHMAN 1-3
                                                                 YEAR U.S. GOV'T
                                                                      BOND INDEX
                                   Average Credit Quality                    AA-
                                   Duration                            1.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund II, which seeks a high level of income consistent with preservation of capital, returned 2.01% (Select Shares) for the one-year period ending August 31, 2004. This compares to the 2.27% return of its benchmark index, the Lehman 1-3 Year U.S. Government Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed mainly due to its duration positioning and due to its inability to invest in high-yield, emerging markets, and international sectors. Contributing to performance was the Fund's allocation to corporate and to asset-backed securities (ABS).

Q:  HOW WAS THE FUND MANAGED?

A: Early in the period, we maintained a modestly longer duration position in the short end of the yield curve. However, stronger economic data towards year-end led us to implement a shorter duration position versus the benchmark. We continued to take advantage of market volatility by tactically trading our duration position throughout the remainder of the period. In addition, we targeted two- and three-year securities because they offered the most attractive yields. We tactically traded our mortgage position and added short-dated collateralized mortgage obligations. Because of the potential change in federal agency legislation and because of the ensuing headline risk, we reduced our agency exposure early in 2004. To capture attractive yields, we increased our exposure to corporate and to ABS. In addition, we sold high-quality corporate names in the one- to three-year area of the yield curve in favor of lower-quality names.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes and Bonds                                                   44.6%
U.S. Government Agency Securities                                           18.8%
Asset Backed Securities                                                     16.0%
Residential Mortgage Backed Securities                                       9.2%
Commercial Mortgage Backed Securities                                        6.4%
Foreign Government Securities                                                1.5%
Certificates of Deposit                                                      1.2%
Other (Less than 1%)                                                         2.3%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         1.85%      3.06%      4.56%      4.94%
                 With Sales Charge*        0.28%      2.52%      4.24%      4.79%
                                       -----------------------------------------
CLASS M SHARES
              Without Sales Charge         1.58%      2.79%      4.31%      4.81%
                 With Sales Charge**       0.02%      2.26%      4.00%      4.65%
                                       -----------------------------------------
SELECT SHARES                              2.01%      3.29%      4.84%      5.22%

 * Sales Charge for Class A Shares is 1.50%.
** Sales Charge for Class M Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (8/31/94 TO 8/31/04)

                  JPMORGAN SHORT TERM BOND FUND II                                           LIPPER SHORT-TERM INVESTMENT GRADE
                  (SELECT SHARES)                    LEHMAN 1-3 YEAR U.S. GOV'T BOND INDEX   DEBT FUNDS INDEX
Aug-1994                              $  1,000,000                            $  1,000,000                         $  1,000,000
Sep-1994                              $  1,001,100                            $    997,700                         $    998,600
Oct-1994                              $  1,004,203                            $    999,995                         $  1,000,198
Nov-1994                              $  1,004,304                            $    995,795                         $    998,397
Dec-1994                              $  1,008,823                            $    997,687                         $    996,001
Jan-1995                              $  1,017,297                            $  1,011,255                         $  1,006,160
Feb-1995                              $  1,026,758                            $  1,025,008                         $  1,018,033
Mar-1995                              $  1,032,508                            $  1,030,748                         $  1,023,632
Apr-1995                              $  1,038,290                            $  1,039,922                         $  1,032,436
May-1995                              $  1,050,438                            $  1,057,705                         $  1,051,329
Jun-1995                              $  1,056,321                            $  1,063,416                         $  1,057,847
Jul-1995                              $  1,061,285                            $  1,067,670                         $  1,061,233
Aug-1995                              $  1,066,273                            $  1,074,076                         $  1,068,343
Sep-1995                              $  1,071,178                            $  1,079,339                         $  1,073,471
Oct-1995                              $  1,078,355                            $  1,088,298                         $  1,083,561
Nov-1995                              $  1,085,364                            $  1,097,548                         $  1,092,663
Dec-1995                              $  1,091,768                            $  1,105,889                         $  1,100,203
Jan-1996                              $  1,099,301                            $  1,115,289                         $  1,110,105
Feb-1996                              $  1,098,861                            $  1,110,940                         $  1,105,997
Mar-1996                              $  1,101,499                            $  1,110,051                         $  1,101,131
Apr-1996                              $  1,104,252                            $  1,111,161                         $  1,101,902
May-1996                              $  1,107,234                            $  1,113,606                         $  1,104,105
Jun-1996                              $  1,113,988                            $  1,121,735                         $  1,112,055
Jul-1996                              $  1,119,001                            $  1,126,110                         $  1,116,614
Aug-1996                              $  1,122,246                            $  1,130,276                         $  1,120,523
Sep-1996                              $  1,132,122                            $  1,140,562                         $  1,131,280
Oct-1996                              $  1,144,122                            $  1,153,450                         $  1,143,384
Nov-1996                              $  1,153,161                            $  1,161,986                         $  1,152,874
Dec-1996                              $  1,153,161                            $  1,162,218                         $  1,153,335
Jan-1997                              $  1,157,658                            $  1,167,797                         $  1,159,217
Feb-1997                              $  1,160,668                            $  1,170,600                         $  1,163,159
Mar-1997                              $  1,159,972                            $  1,169,663                         $  1,161,996
Apr-1997                              $  1,170,644                            $  1,179,254                         $  1,171,292
May-1997                              $  1,177,199                            $  1,187,509                         $  1,179,139
Jun-1997                              $  1,186,028                            $  1,195,703                         $  1,187,393
Jul-1997                              $  1,199,430                            $  1,208,736                         $  1,200,930
Aug-1997                              $  1,198,471                            $  1,209,945                         $  1,201,770
Sep-1997                              $  1,208,178                            $  1,219,140                         $  1,211,144
Oct-1997                              $  1,215,307                            $  1,228,162                         $  1,218,532
Nov-1997                              $  1,216,643                            $  1,231,232                         $  1,221,578
Dec-1997                              $  1,223,822                            $  1,239,482                         $  1,228,908
Jan-1998                              $  1,235,815                            $  1,251,257                         $  1,239,599
Feb-1998                              $  1,236,062                            $  1,252,383                         $  1,241,335
Mar-1998                              $  1,239,647                            $  1,257,142                         $  1,246,424
Apr-1998                              $  1,245,473                            $  1,263,176                         $  1,252,282
May-1998                              $  1,252,448                            $  1,269,871                         $  1,259,045
Jun-1998                              $  1,259,211                            $  1,276,347                         $  1,264,710
Jul-1998                              $  1,265,003                            $  1,282,346                         $  1,270,275
Aug-1998                              $  1,273,226                            $  1,297,991                         $  1,278,913
Sep-1998                              $  1,291,178                            $  1,315,514                         $  1,292,469
Oct-1998                              $  1,288,725                            $  1,321,960                         $  1,290,789
Nov-1998                              $  1,288,339                            $  1,320,638                         $  1,294,145
Dec-1998                              $  1,292,332                            $  1,325,656                         $  1,299,710
Jan-1999                              $  1,298,665                            $  1,330,694                         $  1,306,209
Feb-1999                              $  1,294,249                            $  1,324,706                         $  1,301,898
Mar-1999                              $  1,303,439                            $  1,333,714                         $  1,312,053
Apr-1999                              $  1,307,349                            $  1,337,848                         $  1,316,776
May-1999                              $  1,306,434                            $  1,336,912                         $  1,315,065
Jun-1999                              $  1,307,871                            $  1,340,789                         $  1,317,563
Jul-1999                              $  1,310,879                            $  1,344,945                         $  1,319,013
Aug-1999                              $  1,312,714                            $  1,348,711                         $  1,321,651
Sep-1999                              $  1,322,428                            $  1,357,478                         $  1,330,373
Oct-1999                              $  1,327,057                            $  1,361,143                         $  1,333,300
Nov-1999                              $  1,329,047                            $  1,363,729                         $  1,337,700
Dec-1999                              $  1,332,503                            $  1,364,956                         $  1,340,509
Jan-2000                              $  1,333,036                            $  1,364,683                         $  1,341,046
Feb-2000                              $  1,340,634                            $  1,373,963                         $  1,349,762
Mar-2000                              $  1,347,471                            $  1,382,207                         $  1,356,781
Apr-2000                              $  1,343,159                            $  1,385,662                         $  1,357,052
May-2000                              $  1,347,458                            $  1,390,789                         $  1,361,802
Jun-2000                              $  1,362,684                            $  1,405,949                         $  1,376,918
Jul-2000                              $  1,372,495                            $  1,414,947                         $  1,385,455
Aug-2000                              $  1,382,514                            $  1,425,701                         $  1,395,569
Sep-2000                              $  1,396,478                            $  1,436,821                         $  1,407,431
Oct-2000                              $  1,400,946                            $  1,444,580                         $  1,411,653
Nov-2000                              $  1,416,497                            $  1,458,592                         $  1,424,500
Dec-2000                              $  1,432,787                            $  1,476,533                         $  1,439,599
Jan-2001                              $  1,448,261                            $  1,496,023                         $  1,460,042
Feb-2001                              $  1,458,688                            $  1,505,747                         $  1,470,262
Mar-2001                              $  1,470,358                            $  1,517,944                         $  1,480,848
Apr-2001                              $  1,471,828                            $  1,522,346                         $  1,484,402
May-2001                              $  1,478,157                            $  1,530,719                         $  1,493,605
Jun-2001                              $  1,483,331                            $  1,536,230                         $  1,499,729
Jul-2001                              $  1,499,499                            $  1,554,203                         $  1,518,175
Aug-2001                              $  1,509,396                            $  1,563,995                         $  1,528,044
Sep-2001                              $  1,529,018                            $  1,590,114                         $  1,542,560
Oct-2001                              $  1,545,225                            $  1,606,015                         $  1,554,283
Nov-2001                              $  1,538,735                            $  1,601,518                         $  1,546,667
Dec-2001                              $  1,536,735                            $  1,602,479                         $  1,545,121
Jan-2002                              $  1,541,960                            $  1,606,325                         $  1,549,602
Feb-2002                              $  1,550,132                            $  1,614,356                         $  1,554,096
Mar-2002                              $  1,541,141                            $  1,602,733                         $  1,547,102
Apr-2002                              $  1,560,098                            $  1,622,126                         $  1,559,479
May-2002                              $  1,565,870                            $  1,628,452                         $  1,568,212
Jun-2002                              $  1,574,012                            $  1,642,946                         $  1,569,937
Jul-2002                              $  1,589,910                            $  1,662,825                         $  1,574,647
Aug-2002                              $  1,596,270                            $  1,669,643                         $  1,584,567
Sep-2002                              $  1,607,922                            $  1,683,167                         $  1,594,867
Oct-2002                              $  1,613,389                            $  1,687,375                         $  1,595,824
Nov-2002                              $  1,609,033                            $  1,682,650                         $  1,596,462
Dec-2002                              $  1,619,975                            $  1,698,804                         $  1,612,427
Jan-2003                              $  1,626,292                            $  1,699,143                         $  1,615,007
Feb-2003                              $  1,632,310                            $  1,706,959                         $  1,624,697
Mar-2003                              $  1,634,595                            $  1,710,373                         $  1,627,134
Apr-2003                              $  1,639,989                            $  1,713,794                         $  1,634,130
May-2003                              $  1,646,877                            $  1,720,821                         $  1,643,445
Jun-2003                              $  1,649,018                            $  1,723,574                         $  1,646,403
Jul-2003                              $  1,627,086                            $  1,712,371                         $  1,631,915
Aug-2003                              $  1,630,503                            $  1,713,056                         $  1,633,383
Sep-2003                              $  1,648,438                            $  1,730,358                         $  1,650,371
Oct-2003                              $  1,637,229                            $  1,723,263                         $  1,646,410
Nov-2003                              $  1,636,574                            $  1,722,918                         $  1,646,739
Dec-2003                              $  1,644,593                            $  1,733,084                         $  1,654,973
Jan-2004                              $  1,649,034                            $  1,737,243                         $  1,660,269
Feb-2004                              $  1,656,619                            $  1,746,277                         $  1,667,906
Mar-2004                              $  1,662,915                            $  1,752,039                         $  1,673,577
Apr-2004                              $  1,646,452                            $  1,734,169                         $  1,658,682
May-2004                              $  1,642,665                            $  1,732,088                         $  1,655,365
Jun-2004                              $  1,642,993                            $  1,732,261                         $  1,656,523
Jul-2004                              $  1,649,730                            $  1,739,190                         $  1,663,149
Aug-2004                              $  1,662,884                            $  1,752,060                         $  1,674,958

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/30/90.

Returns for the Class A Shares prior to 5/6/96 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class M Shares prior to 7/1/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class M Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Short Term Bond Fund II, Lehman 1-3 Year U.S. Gov't Bond Index, and Lipper Short-Term Investment Grade Debt Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestments of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN STRATEGIC INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                     11/30/1998
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                             $21
                                   Primary Benchmark            LEHMAN AGGREGATE
                                                                      BOND INDEX
                                   Average Credit Quality                   BBB+
                                   Duration                            4.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Strategic Income Fund, which seeks to provide a high level of income had a total return of 8.56% (Class A shares, without sales charges) for the one-year period ended August 31, 2004. This compares to the 6.13% return of the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our overweight to high-yield debt added to performance at a time when credit fundamentals and market supply dynamics continued to favor this sector. Another successful strategy was our overweight to emerging markets debt. The Fund also benefited as European interest rates outperformed five-year Treasuries, and as a result we took profits on the short-U.S./long-Eurozone trade. The Fund benefited from our underweight position to Treasury and agency debt as other sectors out-performed.

Q: HOW WAS THE FUND MANAGED?

A: As fundamental credit quality continued to improve, we maintained significant allocations to high-yield and to emerging markets debt, choosing our individual holdings by taking a bottom-up view of company and country fundamentals. Because we believed that economic activity would increase more quickly in the U.S. than in the Eurozone, we took a position in which we were long the Eurozone and short the U.S. Our allocations to investment-grade corporate bonds, residential mortgages, Treasuries and agencies were underweight the benchmark index, which is consistent with our strategy.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes and Bonds                                                   38.9%
Foreign Government Securities                                               28.1%
Residential Mortgage Backed Securities                                      13.4%
U.S. Treasury Securities                                                     5.9%
Money Market Fund                                                            5.0%
Asset Backed Securities                                                      4.2%
Commercial Mortgage Backed Securities                                        2.6%
Supranational Notes & Bonds                                                  1.1%
Other (Less than 1%)                                                         0.8%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                                                           SINCE
                                                                       INCEPTION
                                         1 YEAR    3 YEARS    5 YEARS (11/30/98)
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         8.56%      6.23%      5.60%      5.17%
                 With Sales Charge*        3.67%      4.63%      4.63%      4.33%
                                       -----------------------------------------
CLASS B SHARES
                      Without CDSC         8.01%      5.69%      5.10%      4.72%
                         With CDSC**       3.01%      4.79%      4.78%      4.59%
                                       -----------------------------------------
CLASS C SHARES
                      Without CDSC         8.11%      5.73%      5.11%      4.73%
                         With CDSC***      7.11%      5.73%      5.11%      4.73%
                                       -----------------------------------------
CLASS M SHARES
              Without Sales Charge         8.36%      5.99%      5.33%      4.93%
                 With Sales Charge****     5.16%      4.91%      4.69%      4.37%

   * Sales Charge for Class A Shares is 4.50%.
  ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and since inception.
 *** Assumes 1% CDSC for the one year period and 0% thereafter.
**** Sales Charge on Class M Shares is 3.0%.

[CHART]

LIFE OF FUND PERFORMANCE (11/30/98 TO 8/31/04)

                  JPMORGAN STRATEGIC INCOME FUND
                  (CLASS A SHARES)                 LEHMAN AGGREGATE BOND INDEX   LIPPER MULTI-SECTOR INCOME FUNDS INDEX
Nov-1998                            $      9,550                  $     10,000                             $     10,000
Dec-1998                            $      9,471                  $     10,030                             $      9,977
Jan-1999                            $      9,445                  $     10,101                             $     10,030
Feb-1999                            $      9,430                  $      9,924                             $      9,895
Mar-1999                            $      9,594                  $      9,979                             $     10,019
Apr-1999                            $      9,776                  $     10,011                             $     10,196
May-1999                            $      9,621                  $      9,923                             $      9,982
Jun-1999                            $      9,701                  $      9,891                             $      9,971
Jul-1999                            $      9,716                  $      9,850                             $      9,949
Aug-1999                            $      9,719                  $      9,845                             $      9,877
Sep-1999                            $      9,792                  $      9,959                             $      9,918
Oct-1999                            $      9,858                  $      9,996                             $      9,931
Nov-1999                            $      9,937                  $      9,995                             $      9,997
Dec-1999                            $     10,075                  $      9,947                             $     10,083
Jan-2000                            $     10,027                  $      9,914                             $      9,988
Feb-2000                            $     10,190                  $     10,034                             $     10,120
Mar-2000                            $     10,155                  $     10,166                             $     10,117
Apr-2000                            $     10,075                  $     10,137                             $      9,974
May-2000                            $      9,959                  $     10,132                             $      9,849
Jun-2000                            $     10,147                  $     10,342                             $     10,101
Jul-2000                            $     10,198                  $     10,437                             $     10,133
Aug-2000                            $     10,277                  $     10,588                             $     10,216
Sep-2000                            $     10,274                  $     10,655                             $     10,125
Oct-2000                            $     10,111                  $     10,725                             $      9,913
Nov-2000                            $      9,981                  $     10,901                             $      9,796
Dec-2000                            $     10,214                  $     11,104                             $     10,045
Jan-2001                            $     10,507                  $     11,285                             $     10,392
Feb-2001                            $     10,531                  $     11,383                             $     10,415
Mar-2001                            $     10,465                  $     11,440                             $     10,236
Apr-2001                            $     10,319                  $     11,392                             $     10,148
May-2001                            $     10,451                  $     11,460                             $     10,237
Jun-2001                            $     10,432                  $     11,504                             $     10,143
Jul-2001                            $     10,512                  $     11,761                             $     10,243
Aug-2001                            $     10,642                  $     11,896                             $     10,379
Sep-2001                            $     10,355                  $     12,034                             $     10,058
Oct-2001                            $     10,589                  $     12,286                             $     10,304
Nov-2001                            $     10,686                  $     12,116                             $     10,403
Dec-2001                            $     10,630                  $     12,039                             $     10,383
Jan-2002                            $     10,680                  $     12,136                             $     10,439
Feb-2002                            $     10,720                  $     12,254                             $     10,476
Mar-2002                            $     10,698                  $     12,051                             $     10,485
Apr-2002                            $     10,815                  $     12,284                             $     10,649
May-2002                            $     10,816                  $     12,389                             $     10,680
Jun-2002                            $     10,594                  $     12,497                             $     10,475
Jul-2002                            $     10,479                  $     12,648                             $     10,339
Aug-2002                            $     10,706                  $     12,862                             $     10,533
Sep-2002                            $     10,702                  $     13,070                             $     10,551
Oct-2002                            $     10,754                  $     13,010                             $     10,584
Nov-2002                            $     11,008                  $     13,006                             $     10,836
Dec-2002                            $     11,153                  $     13,275                             $     11,057
Jan-2003                            $     11,234                  $     13,287                             $     11,200
Feb-2003                            $     11,373                  $     13,471                             $     11,382
Mar-2003                            $     11,439                  $     13,460                             $     11,499
Apr-2003                            $     11,736                  $     13,571                             $     11,879
May-2003                            $     11,876                  $     13,824                             $     12,147
Jun-2003                            $     11,941                  $     13,796                             $     12,238
Jul-2003                            $     11,611                  $     13,333                             $     11,947
Aug-2003                            $     11,751                  $     13,421                             $     12,043
Sep-2003                            $     12,043                  $     13,776                             $     12,394
Oct-2003                            $     12,068                  $     13,648                             $     12,448
Nov-2003                            $     12,126                  $     13,681                             $     12,575
Dec-2003                            $     12,314                  $     13,821                             $     12,844
Jan-2004                            $     12,402                  $     13,931                             $     12,968
Feb-2004                            $     12,473                  $     14,082                             $     13,001
Mar-2004                            $     12,634                  $     14,187                             $     13,105
Apr-2004                            $     12,343                  $     13,818                             $     12,822
May-2004                            $     12,200                  $     13,763                             $     12,694
Jun-2004                            $     12,311                  $     13,840                             $     12,797
Jul-2004                            $     12,471                  $     13,977                             $     12,924
Aug-2004                            $     12,763                  $     14,244                             $     13,176

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/30/98.

All Share Classes, except Class M Shares, were introduced on 11/30/98.

Returns for the Class M Shares prior to 10/28/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class B Shares, which are higher than the expenses of the Class M Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from November 30, 1998 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN U.S. TREASURY INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                       9/8/1987
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                            $134
                                   Primary Benchmark           LEHMAN U.S. GOV'T
                                                                      BOND INDEX
                                   Average Credit Quality             GOVERNMENT
                                   Duration                            4.9 YEARS

Q:  HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Treasury Income Fund, which seeks to provide investors with monthly dividends while still protecting the value of their investments returned 5.05% (Class A Shares, without sales charges) for the one-year period ending August 31, 2004. This compares to the 5.30% return of its benchmark index, the Lehman U.S. Government Bond Index.

Q:  WHY DID THE FUND PERFORM THIS WAY?

A: We overweighted short-term holdings, which underperformed as interest rates rose. Our positioning in Government National Mortgage Association (GNMA) mortgage-backed securities was positive when these issues outperformed Treasury and agency debt in the Index. Within our GNMA holdings, the portfolio benefited from our security selection, which focused on 5.5% and on 6.0% coupons. We did not hold Agency debentures (debt of Freddie Mac or Fannie Mae), which added to performance relative to the Index.

Q:  HOW WAS THE FUND MANAGED?

A: We maintained a slightly long duration position during much of the period. Because of their attractive yields, we overweighted mortgages issued by the GNMA. We actively managed coupon selection, focusing on 30-year current coupon mortgages (i.e., 5.5% and 6%). Ahead of expected strong supply, we realized profits, paring back our GNMA position in January and exiting the position completely in February. We again moved to an overweight position during the second quarter, mostly in lower coupons, in response to reduced supply and lower volatility. Consistent with the Fund's strategy, we did not hold Agency debentures (debt of Freddie Mac or Fannie Mae) throughout the period. Even though they are included in the Index, we do not hold them because they are not "full faith and credit" obligations of the U.S. government.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

U.S. Treasury Securities                                                    89.8%
Money Market Fund                                                            6.4%
Residential Mortgage Backed Securities                                       3.8%

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                       -----------------------------------------
CLASS A SHARES
              Without Sales Charge         5.05%      5.22%      6.72%      6.34%
                 With Sales Charge*        0.30%      3.63%      5.75%      5.84%
                                       -----------------------------------------
CLASS B SHARES
                      Without CDSC         4.13%      4.33%      5.77%      5.63%
                         With CDSC**      (0.87%)     3.41%      5.45%      5.63%
                                       -----------------------------------------
SELECT SHARES                              5.26%      5.46%      6.89%      6.42%

 *  Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (8/31/94 TO 8/31/04)

                  JPMORGAN U.S. TREASURY INCOME                                  LIPPER GENERAL U.S.
                  FUND (CLASS A SHARES)           LEHMAN U.S. GOV'T BOND INDEX   TREASURY FUNDS AVERAGE
Aug-1994                           $      9,550                   $     10,000             $     10,000
Sep-1994                           $      9,374                   $      9,859             $      9,817
Oct-1994                           $      9,349                   $      9,852             $      9,793
Nov-1994                           $      9,322                   $      9,834             $      9,780
Dec-1994                           $      9,379                   $      9,894             $      9,858
Jan-1995                           $      9,559                   $     10,078             $     10,045
Feb-1995                           $      9,762                   $     10,295             $     10,271
Mar-1995                           $      9,817                   $     10,360             $     10,326
Apr-1995                           $      9,933                   $     10,496             $     10,462
May-1995                           $     10,314                   $     10,919             $     10,956
Jun-1995                           $     10,393                   $     11,003             $     11,045
Jul-1995                           $     10,353                   $     10,962             $     10,971
Aug-1995                           $     10,460                   $     11,090             $     11,111
Sep-1995                           $     10,557                   $     11,197             $     11,229
Oct-1995                           $     10,712                   $     11,367             $     11,422
Nov-1995                           $     10,866                   $     11,544             $     11,609
Dec-1995                           $     11,022                   $     11,708             $     11,794
Jan-1996                           $     11,085                   $     11,780             $     11,846
Feb-1996                           $     10,829                   $     11,539             $     11,542
Mar-1996                           $     10,719                   $     11,443             $     11,418
Apr-1996                           $     10,628                   $     11,370             $     11,313
May-1996                           $     10,587                   $     11,351             $     11,279
Jun-1996                           $     10,708                   $     11,497             $     11,437
Jul-1996                           $     10,743                   $     11,526             $     11,453
Aug-1996                           $     10,689                   $     11,501             $     11,383
Sep-1996                           $     10,860                   $     11,692             $     11,601
Oct-1996                           $     11,094                   $     11,949             $     11,904
Nov-1996                           $     11,286                   $     12,157             $     12,173
Dec-1996                           $     11,160                   $     12,033             $     11,988
Jan-1997                           $     11,155                   $     12,046             $     11,962
Feb-1997                           $     11,154                   $     12,063             $     11,955
Mar-1997                           $     11,038                   $     11,935             $     11,778
Apr-1997                           $     11,184                   $     12,107             $     11,961
May-1997                           $     11,273                   $     12,211             $     12,064
Jun-1997                           $     11,392                   $     12,348             $     12,216
Jul-1997                           $     11,720                   $     12,698             $     12,683
Aug-1997                           $     11,571                   $     12,573             $     12,459
Sep-1997                           $     11,735                   $     12,761             $     12,692
Oct-1997                           $     11,908                   $     12,982             $     12,971
Nov-1997                           $     11,974                   $     13,048             $     13,060
Dec-1997                           $     12,092                   $     13,185             $     13,231
Jan-1998                           $     12,245                   $     13,383             $     13,459
Feb-1998                           $     12,191                   $     13,347             $     13,379
Mar-1998                           $     12,226                   $     13,384             $     13,404
Apr-1998                           $     12,249                   $     13,445             $     13,442
May-1998                           $     12,383                   $     13,583             $     13,628
Jun-1998                           $     12,527                   $     13,738             $     13,817
Jul-1998                           $     12,523                   $     13,758             $     13,806
Aug-1998                           $     12,862                   $     14,116             $     14,281
Sep-1998                           $     13,222                   $     14,497             $     14,735
Oct-1998                           $     13,169                   $     14,448             $     14,613
Nov-1998                           $     13,138                   $     14,452             $     14,619
Dec-1998                           $     13,154                   $     14,484             $     14,636
Jan-1999                           $     13,236                   $     14,568             $     14,732
Feb-1999                           $     12,854                   $     14,221             $     14,229
Mar-1999                           $     12,902                   $     14,277             $     14,262
Apr-1999                           $     12,936                   $     14,310             $     14,301
May-1999                           $     12,807                   $     14,184             $     14,107
Jun-1999                           $     12,779                   $     14,155             $     14,021
Jul-1999                           $     12,753                   $     14,134             $     13,972
Aug-1999                           $     12,751                   $     14,134             $     13,943
Sep-1999                           $     12,843                   $     14,249             $     14,063
Oct-1999                           $     12,854                   $     14,272             $     14,050
Nov-1999                           $     12,840                   $     14,252             $     14,012
Dec-1999                           $     12,767                   $     14,159             $     13,862
Jan-2000                           $     12,778                   $     14,179             $     13,914
Feb-2000                           $     12,980                   $     14,380             $     14,156
Mar-2000                           $     13,203                   $     14,633             $     14,501
Apr-2000                           $     13,157                   $     14,592             $     14,434
May-2000                           $     13,166                   $     14,601             $     14,416
Jun-2000                           $     13,386                   $     14,861             $     14,701
Jul-2000                           $     13,508                   $     15,005             $     14,854
Aug-2000                           $     13,693                   $     15,227             $     15,105
Sep-2000                           $     13,726                   $     15,270             $     15,090
Oct-2000                           $     13,837                   $     15,416             $     15,256
Nov-2000                           $     14,113                   $     15,720             $     15,624
Dec-2000                           $     14,378                   $     16,033             $     15,956
Jan-2001                           $     14,537                   $     16,195             $     16,062
Feb-2001                           $     14,676                   $     16,379             $     16,269
Mar-2001                           $     14,737                   $     16,437             $     16,274
Apr-2001                           $     14,521                   $     16,269             $     15,976
May-2001                           $     14,593                   $     16,323             $     16,017
Jun-2001                           $     14,634                   $     16,398             $     16,104
Jul-2001                           $     14,993                   $     16,791             $     16,576
Aug-2001                           $     15,151                   $     17,000             $     16,801
Sep-2001                           $     15,456                   $     17,295             $     17,023
Oct-2001                           $     15,870                   $     17,742             $     17,604
Nov-2001                           $     15,432                   $     17,344             $     17,030
Dec-2001                           $     15,235                   $     17,193             $     16,808
Jan-2002                           $     15,367                   $     17,305             $     16,949
Feb-2002                           $     15,513                   $     17,464             $     17,110
Mar-2002                           $     15,184                   $     17,085             $     16,659
Apr-2002                           $     15,523                   $     17,492             $     17,115
May-2002                           $     15,616                   $     17,597             $     17,202
Jun-2002                           $     15,791                   $     17,843             $     17,448
Jul-2002                           $     16,159                   $     18,236             $     17,869
Aug-2002                           $     16,472                   $     18,597             $     18,343
Sep-2002                           $     16,894                   $     19,032             $     18,896
Oct-2002                           $     16,737                   $     18,880             $     18,588
Nov-2002                           $     16,595                   $     18,717             $     18,393
Dec-2002                           $     16,961                   $     19,170             $     18,906
Jan-2003                           $     16,921                   $     19,122             $     18,831
Feb-2003                           $     17,186                   $     19,430             $     19,213
Mar-2003                           $     17,118                   $     19,374             $     19,100
Apr-2003                           $     17,190                   $     19,463             $     19,184
May-2003                           $     17,604                   $     19,969             $     19,844
Jun-2003                           $     17,512                   $     19,865             $     19,679
Jul-2003                           $     16,703                   $     19,045             $     18,650
Aug-2003                           $     16,800                   $     19,151             $     18,795
Sep-2003                           $     17,311                   $     19,709             $     19,442
Oct-2003                           $     17,082                   $     19,429             $     19,117
Nov-2003                           $     17,084                   $     19,452             $     19,123
Dec-2003                           $     17,248                   $     19,625             $     19,283
Jan-2004                           $     17,379                   $     19,788             $     19,444
Feb-2004                           $     17,581                   $     20,026             $     19,696
Mar-2004                           $     17,739                   $     20,202             $     19,881
Apr-2004                           $     17,175                   $     19,594             $     19,134
May-2004                           $     17,099                   $     19,521             $     19,057
Jun-2004                           $     17,173                   $     19,601             $     19,147
Jul-2004                           $     17,308                   $     19,784             $     19,342
Aug-2004                           $     17,647                   $     20,169             $     19,799

SOURCE: LIPPER ANALYTICAL SERVICES, INC. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 9/8/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 2/16/01 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Treasury Income Fund, Lehman U.S. Gov't Bond Index, and Lipper General U.S. Treasury Funds Average from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. treasury and agency issues. The Lipper General U.S. Treasury Funds Average describes the average total returns for all the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN BOND FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 90.8%

                 U.S. TREASURY SECURITIES -- 5.4%
                 U.S. Treasury Notes & Bonds,
$        1,720   3.50%, 11/15/06 @ +                                        $        1,757
         5,075   3.88%, 05/15/09 +                                                   5,210
        18,160   4.00%, 06/15/09 +                                                  18,730
         1,230   3.63%, 07/15/09 +                                                   1,248
         1,640   3.50%, 08/15/09 +                                                   1,654
         3,710   4.00%, 02/15/14 +                                                   3,678
        10,700   4.75%, 05/15/14 +                                                  11,230
        11,115   4.25%, 08/15/14 +                                                  11,226
         1,425   7.25%, 05/15/16 @ +                                                 1,792
         2,035   5.38%, 02/15/31 +                                                   2,167
                 -------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                     58,692
                 (Cost $57,323)
                 -------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY SECURITIES -- 1.0%
         8,090   Federal Home Loan Mortgage Corp.,
                 6.25%, 07/15/32                                                     9,011
                 Federal National Mortgage Association,
             2   7.00%, 07/15/05 +                                                       2
           985   4.38%, 09/15/12                                                       986
           570   7.25%, 05/15/30                                                       711
                 -------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                            10,710
                 (Cost $10,323)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 2.1%
                 Federal Republic of Brazil (Brazil),
           190   9.25%, 10/22/10                                                       198
           495   10.00%, 08/07/11 +                                                    522
           500   11.00%, 01/11/12                                                      554
           969   2.13%, 04/15/12, FRN                                                  874
           490   12.75%, 01/15/20                                                      592
         2,464   Republic of Colombia (Colombia),
                 9.75%, 04/09/11                                                     2,796
         1,830   Republic of Peru (Peru), 8.38%,
                 05/03/16                                                            1,848
                 Republic of Ukraine (Ukraine),
           990   6.88%, 03/04/11, #                                                    980
         1,615   7.65%, 06/11/13, Regulation S                                       1,631
                 Russian Federation (Russia),
         2,720   8.75%, 07/24/05, Regulation S                                       2,856
           625   10.00%, 06/26/07, Regulation S                                        709
         4,300   5.00%, 03/31/30, Regulation S, SUB                                  4,118
                 United Mexican States (Mexico),
$          850   7.50%, 01/14/12                                            $          961
         1,730   5.88%, 01/15/14, Ser. A, MTN                                        1,751
           205   11.50%, 05/15/26                                                      308
         2,160   8.30%, 08/15/31, MTN                                                2,476
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                23,174
                 (Cost $22,356)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 30.3%
                 AEROSPACE -- 0.2%
         2,735   General Dynamics Corp., 2.13%,
                 05/15/06                                                            2,708

                 AUTOMOTIVE -- 2.5%
                 DaimlerChrysler N.A. Holding Corp.,
         2,800   2.34%, 05/24/06, MTN, FRN +                                         2,811
           870   7.20%, 09/01/09 +                                                     977
                 Ford Motor Credit Co.,
           850   7.38%, 10/28/09                                                       930
         8,370   7.88%, 06/15/10                                                     9,306
           150   7.00%, 10/01/13                                                       157
                 General Motors Acceptance Corp.,
         1,550   2.60%, 05/18/06, MTN, FRN                                           1,554
         4,790   2.51%, 01/16/07, MTN, FRN                                           4,795
                 General Motors Corp.,
         3,600   7.20%, 01/15/11                                                     3,823
         1,410   8.25%, 07/15/23                                                     1,486
         1,160   8.38%, 07/15/33                                                     1,233
           549   TRW Automotive, Inc., 9.38%,
                 02/15/13                                                              633
                 -------------------------------------------------------------------------
                                                                                    27,705
                 -------------------------------------------------------------------------

                 BANKING -- 6.1%
           365   Abbey National Capital Trust I, 8.96%,
                 to 6/30; thereafter FRN, 12/31/49 +                                   489
         1,735   ABN-Amro North American Holding Preferred Capital
                 Repackage Trust I, 6.52%, to 11/12; thereafter FRN,
                 12/31/49, # +                                                       1,907
         4,405   ANZ Capital Trust I, 5.36%, 12/15/53, # +                           4,422
         2,000   BBVA Bancomer Capital Trust I
                 (Mexico), 10.50%, 02/16/11, # +                                     2,202

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        1,750   Cadets Trust, 4.80%, 07/15/13,
                 Ser. 2003-1, # +                                           $        1,698
         2,060   HBOS PLC (United Kingdom), 5.38%,
                 to 11/13; thereafter FRN, 12/31/49, #                               2,082
         1,720   Industrial Bank of Korea (South Korea),
                 4.00%, to 05/09; thereafter FRN,
                 05/19/14, #                                                         1,686
         3,955   KBC Bank Fund Trust III, 9.86%, to
                 11/09; thereafter FRN, 11/29/49, #                                  4,917
         2,100   KeyCorp, 1.83%, 07/23/07, Ser. G,
                 MTN, FRN                                                            2,098
         1,230   Korea First Bank (South Korea), 7.27%,
                 to 03/14; thereafter FRN, 03/03/34, #                               1,281
         1,655   Mizuho Finance Group LTD
                 (Cayman Islands), 5.79%, 04/15/14, #                                1,704
         1,500   Nordea Bank AB (Sweden), 8.95%, to
                 11/09; thereafter FRN, 12/31/49, #                                  1,816
         2,630   Northern Rock PLC (United Kingdom),
                 5.60% to 04/14; thereafter FRN,
                 12/31/49, MTN, #                                                    2,668
         3,040   Popular North America, Inc., 4.70%,
                 06/30/09                                                            3,120
         1,665   RBS Capital Trust I, 5.51%, to 9/14;
                 thereafter FRN, 12/31/49                                            1,688
         1,415   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.65%, to 09/31;
                 thereafter FRN, 12/31/49                                            1,665
         2,320   Skandinaviska Enskilda Banken AB
                 (Sweden), 4.96%, to 03/14; thereafter
                 FRN, 12/31/49, #                                                    2,258
         1,630   Standard Chartered Bank (United
                 Kingdom), 8.00%, 05/30/31, #                                        2,031
         3,665   SunTrust Bank, 2.50%, 11/01/06                                      3,635
         1,870   Swedbank (Sweden), 9.00%, to 03/10;
                 thereafter FRN, 12/31/49, #                                         2,263
         2,430   United Overseas Bank LTD (Singapore),
                 5.38%, to 9/14; thereafter FRN,
                 12/31/49, #                                                         2,460
         4,885   U.S. Bank N.A., 2.85%, 11/15/06                                     4,884
         2,500   Wachovia Corp., 1.71%, 07/20/07, FRN                                2,498
         1,500   Wells Fargo & Co, 1.62%, 03/23/07, FRN                              1,500
$        2,800   Westpac Banking Corp. (Australia),
                 1.81%, 05/25/07, FRN, #                                    $        2,800
         2,025   Westpac Capital Trust III, 5.82%, to
                 09/13; thereafter FRN, 12/31/49, #                                  2,107
           905   Westpac Capital Trust IV, 5.26%,
                 12/31/49, #                                                           886
         3,160   Woori Bank (South Korea), 5.75%, to
                 03/09; thereafter FRN, 03/13/14, #                                  3,277
                 -------------------------------------------------------------------------
                                                                                    66,042
                 -------------------------------------------------------------------------

                 BROADCASTING/CABLE -- 0.2%
         2,180   Cox Communications, Inc., 4.63%,
                 06/01/13 +                                                          1,995
           495   Echostar DBS Corp., 6.38%, 10/01/11                                   496
                 -------------------------------------------------------------------------
                                                                                     2,491
                 -------------------------------------------------------------------------

                 BUSINESS SERVICES -- 0.1%
         1,290   Cendant Corp., 7.13%, 03/15/15 +                                    1,476

                 CHEMICALS -- 0.5%
           490   Huntsman International LLC, 9.88%,
                 03/01/09                                                              529
         2,355   ICI Wilmington, Inc., 5.63%, 12/01/13                               2,405
           810   Lyondell Chemical Co., 10.88%, 05/01/09                               852
           775   PolyOne Corp., 10.63%, 05/15/10                                       843
           925   The Dow Chemical Co., 7.38%, 11/01/29                               1,069
                 -------------------------------------------------------------------------
                                                                                     5,698
                 -------------------------------------------------------------------------

                 COMPUTERS/COMPUTER HARDWARE -- 0.1%
           765   Electronic Data Systems Corp., 6.50%,
                 08/01/13, Ser. B                                                      757

                 CONSTRUCTION -- 0.7%
         1,460   Centex Corp., 5.70%, 05/15/14 +                                     1,490
         2,540   KB Home, 5.75%, 02/01/14                                            2,471
         1,520   Pulte Homes, Inc., 5.25%, 01/15/14                                  1,498
           745   Standard-Pacific Corp., 6.88%, 05/15/11                               773
           950   Toll Brothers, Inc., 5.95%, 09/15/13                                  989
                 -------------------------------------------------------------------------
                                                                                     7,221
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 CONSUMER SERVICES -- 0.0%^
$          490   Iron Mountain, Inc., 6.63%, 01/01/16                       $          461

                 DIVERSIFIED -- 0.3%
         1,810   General Electric Capital Corp., 6.75%,
                 03/15/32, Ser. A, MTN                                               2,056
         1,260   Hutchison Whampoa International LTD
                 (Hong Kong), 6.25%, 01/24/14, #                                     1,301
                 -------------------------------------------------------------------------
                                                                                     3,357
                 -------------------------------------------------------------------------

                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
           545   Celestica, Inc. (Canada), 7.88%,
                 07/01/11 +                                                            570

                 ENVIRONMENTAL SERVICES -- 0.2%
         2,205   Allied Waste North America, Inc.,
                 6.13%, 02/15/14 +                                                   2,056

                 FINANCIAL SERVICES -- 8.4%
                 American General Finance Corp.,
         4,195   3.00%, 11/15/06, Ser. H, MTN +                                      4,183
         1,065   4.50%, 11/15/07, Ser. H, MTN +                                      1,099
           600   Arch Western Finance LLC, 7.50%,
                 07/01/13, # +                                                         621
         1,000   Aries Vermoegensverwaltungs
                 (Russia), 9.60%, 10/25/14, #                                        1,120
         4,790   The Bear Stearns Co., Inc., 1.77%,
                 01/16/07, Ser. B, MTN, FRN +                                        4,791
         2,910   Capital One Financial Corp., 8.75%,
                 02/01/07 +                                                          3,254
                 CIT Group, Inc.,
         2,650   1.72%, 04/19/06, MTN, FRN +                                         2,649
         2,500   1.77%, 06/19/06, MTN, FRN +                                         2,505
         2,900   Citigroup, Inc., 1.68%, 03/20/06, FRN +                             2,905
         3,100   Countrywide Home Loans, Inc., 1.87%,
                 02/17/06, Ser. L, MTN, FRN +                                        3,100
                 Goldman Sachs Group, Inc.,
         1,750   1.94%, 02/21/06, Ser. B, MTN, FRN                                   1,754
         2,220   6.35%, 02/15/34                                                     2,221
         3,590   Household Finance Corp., 1.86%,
                 02/09/07, MTN, FRN                                                  3,593
                 HSBC Capital Funding LP (Channel Islands),
$        1,980   4.61%, to 06/13; thereafter FRN,
                 12/31/49, #                                                $        1,899
         2,665   9.55%, to 06/10; thereafter FRN,
                 12/31/49, #                                                         3,360
         1,865   ING Capital Funding Trust III, 8.44%, to
                 12/10; thereafter FRN, 12/31/49                                     2,253
         2,000   John Deere Capital Corp., 1.61%,
                 03/16/06, Ser. D, MTN, FRN                                          2,000
                 Merrill Lynch & Co., Inc.,
         1,750   1.87%, 06/13/05, Ser. B, MTN, FRN                                   1,754
         1,900   1.95%, 02/06/09, Ser. C, MTN, FRN                                   1,899
         1,815   Mizuho JGB Investment LLC, 9.87%, to
                 06/08; thereafter FRN, 12/31/49, #                                  2,132
         2,185   Mizuho Preferred Capital Co., LLC,
                 8.79%, to 06/08; thereafter FRN,
                 12/31/49, #                                                         2,476
                 Morgan Stanley,
         4,810   1.73%, 01/12/07, FRN                                                4,815
           225   3.63%, 04/01/08                                                       225
         1,400   4.75%, 04/01/14                                                     1,354
                 Pricoa Global Funding I,
         4,225   1.73%, 12/22/06, FRN, #                                             4,232
         2,595   3.90%, 12/15/08, #                                                  2,604
         4,000   SLM Corp., 5.63%, 04/10/07,
                 Ser. A, MTN                                                         4,234
        15,990   Special Purpose Accounts Receivable
                 Cooperative Corp. Trust, 2.06%,
                 05/23/05, Ser. 2003-6, FRN, #                                      15,989
         5,013   Targeted Return Index (TRAINS),
                 8.21% to 08/06; thereafter FRN,
                 08/01/15, Ser. HY-2004-1, #                                         5,346
         1,120   UFJ Finance AEC (Aruba), 6.75%,
                 07/15/13                                                            1,239
                 -------------------------------------------------------------------------
                                                                                    91,606
                 -------------------------------------------------------------------------

                 HEALTH CARE/HEALTH CARE SERVICES -- 0.5%
           615   Fresenius Medical Care Capital Trust II,
                 7.88%, 02/01/08                                                       658
         3,205   HCA, Inc., 5.25%, 11/06/08                                          3,269

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
$        2,000   Mariner Health Group, Inc., 9.50%,
                 04/01/06, Ser. B* (d) (f)                                  $            0^^
           245   Medex, Inc., 8.88%, 05/15/13                                          267
           820   Tenet Healthcare Corp., 5.00%,
                 07/01/07                                                              818
                 -------------------------------------------------------------------------
                                                                                     5,012
                 -------------------------------------------------------------------------

                 HOTELS/OTHER LODGING -- 0.0%^
           420   ITT Corp., 7.38%, 11/15/15                                            445

                 INSURANCE -- 1.2%
         1,515   Arch Capital Group LTD (Bermuda),
                 7.35%, 05/01/34 +                                                   1,596
         2,320   Aspen Insurance Holdings LTD
                 (Bermuda), 6.00%, 08/15/14, # +                                     2,341
         1,430   AXA (France), 8.60%,
                 12/15/30 +                                                          1,838
           555   Fund American Companies, Inc.,
                 5.88%, 05/15/13                                                       566
         3,010   Liberty Mutual Group, 5.75%,
                 03/15/14, #                                                         2,986
           845   Odyssey Re Holdings Corp., 7.65%,
                 11/01/13                                                              936
         1,680   Prudential Holdings LLC, 8.70%,
                 12/18/23, #                                                         2,148
           805   QBE Insurance Group LTD (Australia),
                 5.65%, to 07/13; thereafter FRN,
                 07/01/23, #                                                           792
                 -------------------------------------------------------------------------
                                                                                    13,203
                 -------------------------------------------------------------------------

                 MANUFACTURING -- 0.3%
         3,255   Caterpillar Financial Services Corp.,
                 1.83%, 02/26/07, Ser. F, MTN, FRN +                                 3,255

                 METALS/MINING -- 0.1%
           620   Peabody Energy Corp., 6.88%,
                 03/15/13, Ser. B                                                      654

                 MULTI-MEDIA -- 0.6%
           420   Comcast Corp., 7.05%, 03/15/33 +                                      458
           600   Medianews Group, Inc., 6.88%, 10/01/13                                605
           720   News America Holdings, Inc., 7.75%,
                 12/01/45                                                              852
$          625   Time Warner Companies, Inc., 9.15%,
                 02/01/23                                                   $          800
           930   Time Warner Entertainment Co., LP,
                 8.38%, 03/15/23                                                     1,109
         2,040   Time Warner, Inc., 7.63%, 04/15/31 +                                2,327
                 -------------------------------------------------------------------------
                                                                                     6,151
                 -------------------------------------------------------------------------

                 OFFICE/BUSINESS EQUIPMENT -- 0.0%^
           325   Xerox Corp., 7.63%, 06/15/13                                          345

                 OIL & GAS -- 0.8%
                 Amerada Hess Corp.,
         1,255   6.65%, 08/15/11 +                                                   1,377
           240   7.30%, 08/15/31 +                                                     258
         2,660   BP Capital Markets PLC (United Kingdom),
                 2.75%, 12/29/06 +                                                   2,661
         1,135   Husky Energy, Inc. (Canada), 6.15%,
                 06/15/19                                                            1,196
         1,205   Kerr-McGee Corp., 6.95%, 07/01/24                                   1,268
         1,508   PEMEX Project Funding Master Trust
                 (Mexico), 8.63%, 02/01/22                                           1,719
                 -------------------------------------------------------------------------
                                                                                     8,479
                 -------------------------------------------------------------------------

                 PACKAGING -- 0.2%
           565   Crown European Holdings SA (France),
                 9.50%, 03/01/11 +                                                     627
                 Owens-Brockway Glass Container, Inc.,
         1,045   8.88%, 02/15/09                                                     1,136
           460   7.75%, 05/15/11                                                       488
                 -------------------------------------------------------------------------
                                                                                     2,251
                 -------------------------------------------------------------------------

                 PAPER/FOREST PRODUCTS -- 0.1%
            95   Abitibi-Consolidated, Inc. (Canada)
                 (Yankee), 6.00%, 06/20/13 +                                            87
           115   Georgia-Pacific Corp., 7.38%, 07/15/08                                126
         1,060   Tembec Industries, Inc. (Canada), 8.50%,
                 02/01/11                                                            1,115
                 -------------------------------------------------------------------------
                                                                                     1,328
                 -------------------------------------------------------------------------

                 PHARMACEUTICALS -- 0.1%
           550   Wyeth, 6.45%, 02/01/24                                                551

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PIPELINES -- 0.9%
                 Duke Capital Corp.,
$        3,745   6.25%, 02/15/13                                            $        3,991
           800   8.00%, 10/01/19                                                       943
                 Kinder Morgan Energy Partners LP,
         1,245   7.40%, 03/15/31                                                     1,386
           575   7.75%, 03/15/32                                                       667
           490   7.30%, 08/15/33                                                       542
         1,150   Plains All American Pipeline LP/PAA
                 Finance Corp., 5.63%, 12/15/13, #                                   1,164
           245   Transcontinental Gas Pipeline Corp.,
                 8.88%, 07/15/12, Ser. B                                               297
           245   Williams Companies, Inc., 8.13%,
                 03/15/12                                                              282
                 -------------------------------------------------------------------------
                                                                                     9,272
                 -------------------------------------------------------------------------

                 PRINTING & PUBLISHING -- 0.3%
         2,085   Quebecor World Capital Corp. (Canada),
                 6.13%, 11/15/13                                                     2,056
           630   Von Hoffman Corp., 10.25%, 03/15/09                                   701
                 -------------------------------------------------------------------------
                                                                                     2,757
                 -------------------------------------------------------------------------

                 REAL ESTATE -- 0.4%
         3,500   Socgen Real Estate Co., LLC, 7.64%, to
                 09/07; thereafter FRN, 12/31/49, #                                  3,907

                 REAL ESTATE INVESTMENT TRUST -- 0.1%
         1,535   iStar Financial, Inc., 6.00%, 12/15/10                              1,585

                 RETAILING -- 0.3%
           525   Ingles Markets, Inc., 8.88%, 12/01/11                                 557
         3,245   Safeway, Inc., 4.13%, 11/01/08                                      3,246
                 -------------------------------------------------------------------------
                                                                                     3,803
                 -------------------------------------------------------------------------

                 SEMI-CONDUCTORS -- 0.0%^
           340   Freescale Semiconductor, Inc., 7.13%,
                 07/15/14, #                                                           346

                 SHIPPING/TRANSPORTATION -- 0.2%
                 Norfolk Southern Corp.,
           885   7.80%, 05/15/27                                                     1,070
           620   7.25%, 02/15/31                                                       714
$          615   Teekay Shipping Corp. (Bahamas),
                 8.88%, 07/15/11                                            $          690
                 -------------------------------------------------------------------------
                                                                                     2,474
                 -------------------------------------------------------------------------

                 STEEL -- 0.1%
           643   United States Steel Corp., 9.75%,
                 05/15/10                                                              723

                 TELECOMMUNICATIONS -- 2.5%
                 AT&T Wireless Services, Inc.,
         1,585   7.88%, 03/01/11 +                                                   1,868
           535   8.13%, 05/01/12 +                                                     644
           950   8.75%, 03/01/31 +                                                   1,230
                 Deutsche Telekom International
                 Finance BV (The Netherlands),
         1,185   8.50%, 06/15/10                                                     1,421
           855   8.75%, 06/15/30                                                     1,096
                 France Telecom (France),
           645   8.50%, 03/01/11                                                       769
         1,295   9.25%, 03/01/31                                                     1,705
           495   Nextel Communications, Inc., 7.38%,
                 08/01/15                                                              517
           805   Qwest Corp., 9.13%, 03/15/12, #                                       863
         2,700   Rogers Wireless Communications, Inc.
                 (Canada), 6.38%, 03/01/14                                           2,586
         2,270   SBC Communications, Inc., 5.63%,
                 06/15/16                                                            2,297
                 Sprint Capital Corp.,
         2,190   6.00%, 01/15/07                                                     2,326
         1,460   8.75%, 03/15/32                                                     1,848
         3,370   TCI Communications, Inc., 8.75%,
                 08/01/15                                                            4,204
         1,370   Telecom Italia Capital SA (Luxembourg),
                 4.00%, 11/15/08, #                                                  1,376
                 Verizon Global Funding Corp.,
         1,230   7.38%, 09/01/12                                                     1,431
         1,305   7.75%, 12/01/30                                                     1,545
                 -------------------------------------------------------------------------
                                                                                    27,726
                 -------------------------------------------------------------------------

                 TRANSPORTATION -- 0.4%
         4,000   CSX Corp., 1.99%, 08/03/06, FRN +                                   3,998

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 UTILITIES -- 1.8%
$        1,725   Alabama Power Co., 2.80%, 12/01/06,
                 Ser. Y +                                                   $        1,721
         1,395   Arizona Public Service Co., 4.65%,
                 05/15/15 +                                                          1,330
           615   Calpine Corp., 8.75%, 07/15/13, # +                                   480
         1,220   Dominion Resources, Inc., 5.00%,
                 03/15/13                                                            1,212
         1,275   DTE Energy Co., 6.38%, 04/15/33 +                                   1,277
         2,495   Nisource Finance Corp., 6.15%, 03/01/13                             2,680
                 Pacific Gas & Electric Co.,
         2,470   2.30%, 04/03/06, FRN                                                2,473
         1,360   4.20%, 03/01/11                                                     1,343
         1,475   4.80%, 03/01/14                                                     1,459
                 Pepco Holdings, Inc.,
         1,430   6.45%, 08/15/12                                                     1,538
           435   7.45%, 08/15/32                                                       489
                 PSEG Power LLC,
         2,145   5.50%, 12/01/15                                                     2,128
           460   8.63%, 04/15/31                                                       582
           775   Reliant Resources, Inc., 9.50%, 07/15/13                              856
                 -------------------------------------------------------------------------
                                                                                    19,568
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                     329,981
                 (Cost $322,092)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 29.6%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.7%
                 Countrywide Home Loans, Inc.,
        15,115   6.25%, 10/25/32, Ser. 2002-22,
                 Class A20 +                                                        15,796
         7,691   5.50%, 08/25/33, Ser. 2003-29,
                 Class A1 +                                                          7,740
                 Federal Home Loan Mortgage Corp.,
         5,290   4.50%, 02/15/11, Ser. 2760, Class GI, IO                              370
         6,868   5.00%, 10/15/23, Ser. 2781, Class PI, IO                              693
        11,533   5.00%, 02/15/34, Ser. 2743, Class OZ                               11,580
        37,873   5.45%, 02/15/34, Ser. 2813,
                 Class SB, IO, FRN                                                   3,726
                 Federal National Mortgage Association,
         3,008   5.75%, 06/25/29, Ser. 2002-57, Class DM                             3,021
        15,183   5.49%, 10/25/31, Ser. 2004-61,
                 Class TS, IO, FRN                                                   1,382
                 Government National Mortgage Association,
$        3,216   5.50%, 04/20/25, Ser. 2004-46,
                 Class IH, IO                                               $          268
         4,465   5.50%, 01/20/27, Ser. 2004-39,
                 Class IM, IO                                                          454
         7,400   5.50%, 10/20/27, Ser. 2004-44,
                 Class PK, IO                                                          843
         5,242   10.10%, 12/16/33, Ser. 2004-7,
                 Class SB, FRN                                                       5,116
         5,400   Impac Secured Assets Corp., 2.00%,
                 12/25/34, Ser. 2004-3, Class 1A4, FRN                               5,400
         5,900   Indymac Index Mortgage Loan Trust,
                 2.08%, 09/25/34, Ser. 2004-AR7,
                 Class A1, FRN                                                       5,900
         6,344   MASTR Asset Securitization Trust,
                 6.25%, 09/25/32, Ser. 2002-5,
                 Class 5A27                                                          6,334
         2,722   Medallion Trust (Australia), 1.88%,
                 05/25/35, Ser. 2004-1G, Class A1, FRN                               2,722
         2,500   Permanent Financing PLC
                 (United Kingdom), 1.48%, 03/10/09,
                 Ser. 4, Class 2A, FRN                                               2,499
                 RESI Finance LP (Cayman Islands),
         3,927   3.12%, 07/10/35, Ser. 2003-B,
                 Class B3, FRN, #                                                    3,997
         6,707   2.97%, 09/10/35, Ser. 2003-C,
                 Class B3, FRN, #                                                    6,824
         1,284   3.17%, 09/10/35, Ser. 2003-C,
                 Class B4, FRN, #                                                    1,300
         6,390   2.87%, 12/10/35, Ser. 2003-D,
                 Class B3, FRN, #                                                    6,416
         2,089   3.07%, 12/10/35, Ser. 2003-D,
                 Class B4, FRN, #                                                    2,097
         4,971   Residential Funding Mortgage
                 Securities I, 6.25%, 01/25/32,
                 Ser. 2002-S1, Class A4                                              5,013
         2,970   RMAC (United Kingdom), 1.58%,
                 12/12/20, Ser. 2004-NS1A,
                 Class A1B, FRN, #                                                   2,970
         1,215   SACO I, Inc., 7.00%, 08/25/36,
                 Ser. 1997-2, Class 1A5, # +                                         1,230

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
$        7,063   Washington Mutual, 2.06%, 07/25/44,
                 Ser. 2004-AR10, Class A1A, FRN                             $        7,063
         6,116   Wells Fargo Mortgage Backed
                 Securities Trust, 6.00%, 03/25/32,
                 Ser. 2002-7, Class 2A6                                              6,154
                 -------------------------------------------------------------------------
                                                                                   116,908
                 -------------------------------------------------------------------------

                 MORTGAGE BACKED PASS-THROUGH
                 SECURITIES -- 18.9%
                 Federal National Mortgage Association,
        33,600   4.50%, 09/25/19, TBA                                               33,568
        33,600   5.50%, 10/25/19, TBA                                               34,692
             0^^ 8.00%, 08/01/22, Pool 50617                                             0^^
        51,500   5.50%, 09/25/34, TBA                                               52,289
        19,000   5.00%, 10/25/34, TBA                                               18,792
        47,500   5.50%, 10/25/34, TBA                                               48,079
         5,700   6.00%, 10/25/34, TBA                                                5,882
        12,050   6.00%, 11/25/34, TBA                                               12,389
                 -------------------------------------------------------------------------
                                                                                   205,691
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed Securities                      322,599
                 (Cost $321,409)
                 -------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.6%
         2,500   Calwest Industrial Trust, 1.98%,
                 02/15/12, Ser. 2002-CALW,
                 Class AFL, FRN, # +                                                 2,502
         9,580   Capital One Multi-Asset Execution
                 Trust, 2.85%, 12/15/10,
                 Ser. 2003-A, FRN, # +                                               9,903
         4,000   GS Mortgage Securities Corp. II, 6.73%,
                 02/10/16, Ser. 2001-LIBA, Class E, #                                4,409
        11,400   Wachovia Bank Commercial Mortgage
                 Trust, 3.96%, 12/15/35, Ser. 2003-C9,
                 Class A2                                                           11,468
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage Backed Securities                        28,282
                 (Cost $27,717)
                 -------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 17.9%
$        8,100   American Express Credit Account
                 Master Trust, 2.10%, 02/15/12,
                 Ser. 2004-C, Class C, FRN, # +                             $        8,100
                 AmeriCredit Automobile Receivables Trust,
         2,065   2.75%, 10/09/07, Ser. 2003-CF,
                 Class A3 +                                                          2,074
         5,175   1.76%, 12/06/07, Ser. 2003-DM,
                 Class A3B, FRN +                                                    5,187
         3,300   3.48%, 05/06/10, Ser. 2003-CF,
                 Class A4 +                                                          3,339
         2,790   2.84%, 08/06/10, Ser. 2003-DM,
                 Class A4 +                                                          2,785
         4,595   Capital Auto Receivables Asset Trust,
                 1.96%, 01/15/09, Ser. 2003-2,
                 Class A4A +                                                         4,504
                 Capital One Auto Finance Trust,
         1,140   3.18%, 09/15/10, Ser. 2003-B,
                 Class A4 +                                                          1,140
         3,250   1.70%, 03/15/11, Ser. 2004-A,
                 Class A4, FRN +                                                     3,250
                 Capital One Master Trust,
         3,930   2.40%, 08/15/08, Ser. 2000-4,
                 Class C, FRN, # +                                                   3,941
         6,480   4.60%, 08/17/09, Ser. 2001-8A,
                 Class A +                                                           6,710
         7,340   Capital One Multi-Asset Execution Trust,
                 3.65%, 07/15/11, Ser. 2003-A4,
                 Class A4 +                                                          7,341
                 CARSS Finance LP,
           900   1.88%, 01/15/11, Ser. 2004-A,
                 Class B1, FRN, # +                                                    900
         1,500   2.55%, 01/15/11, Ser. 2004-A,
                 Class B2, FRN, # +                                                  1,500
         4,660   Citibank Credit Card Issuance Trust,
                 2.55%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN +                                                     4,702
         3,628   Citigroup Mortgage Loan Trust, Inc.,
                 2.00%, 12/25/33, Ser. 2003-HE3,
                 Class A, FRN +                                                      3,639
                 Countrywide Asset-Backed Certificates,
         1,975   3.61%, 04/25/30, Ser. 2003-5,
                 Class AF3 +                                                         1,989

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
$        1,785   5.41%, 01/25/34, Ser. 2003-5,
                 Class MF1 +                                                $        1,837
         1,320   2.12%, 03/25/34, Ser. 2004-1,
                 Class M1, FRN +                                                     1,324
         1,080   2.17%, 03/25/34, Ser. 2004-1,
                 Class M2, FRN +                                                     1,080
         1,652   1.85%, 04/25/34, Ser. 2004-BC1,
                 Class A1, FRN +                                                     1,652
         2,494   1.90%, 04/25/34, Ser. 2004-1,
                 Class 3A, FRN +                                                     2,497
                 DaimlerChrysler Auto Trust,
         5,000   3.53%, 12/06/07, Ser. 2002-B, Class A4                              5,058
         1,385   2.88%, 10/08/09, Ser. 2003-A, Class A4                              1,388
         4,415   Discover Card Master Trust I, 1.65%,
                 05/16/07, Ser. 2002-5, Class A, FRN                                 4,416
         8,155   Honda Auto Receivables Owner Trust,
                 2.48%, 07/18/08, Ser. 2003-1, Class A4                              8,142
        15,395   Household Automotive Trust, 4.37%,
                 12/17/08, Ser. 2001-3, Class A4                                    15,617
         2,000   Household Mortgage Loan Trust, 1.98%,
                 01/20/34, Ser. 2004-HC1, Class A, FRN                               2,000
                 Long Beach Mortgage Loan Trust,
         4,987   1.94%, 07/25/33, Ser. 2003-3,
                 Class A, FRN                                                        4,991
         2,000   2.30%, 08/25/33, Ser. 2003-4,
                 Class M1, FRN                                                       2,014
         6,488   1.92%, 02/25/34, Ser. 2004-1,
                 Class A3, FRN                                                       6,491
         2,030   2.12%, 02/25/34, Ser. 2004-1,
                 Class M1, FRN                                                       2,035
         1,360   2.17%, 02/25/34, Ser. 2004-1,
                 Class M2, FRN                                                       1,361
         1,500   1.88%, 07/25/34, Ser. 2004-3,
                 Class A3, FRN                                                       1,500
         1,500   2.19%, 07/25/34, Ser. 2004-3,
                 Class M1, FRN                                                       1,499
         1,905   M&I Auto Loan Trust, 2.97%, 04/20/09,
                 Ser. 2003-1, Class A4                                               1,902
         3,000   MBNA Credit Card Master Note Trust,
                 2.75%, 12/15/13, Ser. 2001-C2,
                 Class C2, FRN, #                                                    3,071
$        3,285   Morgan Stanley Auto Loan Trust, 2.17%,
                 04/15/11, Ser. 2003-HB1, Class A2                          $        3,241
         3,130   Onyx Acceptance Grantor Trust, 2.66%,
                 05/17/10, Ser. 2003-C, Class A4                                     3,110
                 Option One Mortgage Loan Trust,
         3,260   2.04%, 02/25/33, Ser. 2003-1,
                 Class A2, FRN                                                       3,270
         2,251   1.94%, 08/25/33, Ser. 2003-5,
                 Class A2, FRN                                                       2,253
         5,998   PP&L Transition Bond Co., LLC, 7.15%,
                 06/25/09, Ser. 1999-1, Class A8                                     6,756
                 Residential Asset Securities Corp.,
         1,650   1.87%, 07/25/32, Ser. 2002-KS4,
                 Class AIIB, FRN                                                     1,649
         4,374   1.91%, 07/25/33, Ser. 2003-KS5,
                 Class AIIB, FRN                                                     4,377
         3,337   1.94%, 11/25/33, Ser. 2003-KS9,
                 Class A2B, FRN                                                      3,339
                 SLM Student Loan Trust,
         8,410   1.57%, 12/15/12, Ser. 2003-12,
                 Class A2, FRN                                                       8,415
         4,975   2.99%, 12/15/22, Ser. 2003-11,
                 Class A5, #                                                         4,974
         2,580   Triad Auto Receivables Owner Trust,
                 3.20%, 12/13/10, Ser. 2003-B, Class A4                              2,580
         7,000   Volkswagen Auto Loan Enhanced Trust,
                 1.93%, 01/20/10, Ser. 2003-1, Class A4                              6,868
                 Wachovia Asset Securitization, Inc.,
         3,137   2.05%, 12/25/32, Ser. 2002-HE2,
                 Class A, FRN                                                        3,147
         4,604   1.88%, 07/25/33, Ser. 2003-HE2,
                 Class AII1, FRN                                                     4,609
         2,516   1.87%, 11/25/33, Ser. 2003-HE3,
                 Class A, FRN                                                        2,513
         2,455   WFS Financial Owner Trust, 3.15%,
                 05/20/11, Ser. 2003-4, Class A4                                     2,460
                 -------------------------------------------------------------------------
                 Total Asset Backed Securities                                     194,537
                 (Cost $194,589)
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PRIVATE PLACEMENTS -- 1.9%
                 CO-OP APARTMENTS -- 1.9%
$        4,191   180 East End Ave. Note, Secured by
                 First Mortgage and Agreement on
                 Co-op Apartment Building in New York
                 City, 6.88%, 12/01/28, # (f) (i)                           $        4,691
           737   200 East 57th St. Note, Secured by
                 Second Mortgage and Agreement on
                 Co-op Apartment Building in New York
                 City, 6.72%, 01/01/14, # (f) (i)                                      808
        10,638   200 East 57th St. Note, Secured by
                 First Mortgage and Agreement on
                 Co-op Apartment Building in New York
                 City, 6.50%, 01/01/40, # (f) (i)                                   11,508
         3,077   81 Irving Place Note, Secured by First
                 Mortgage and Agreement on Co-op
                 Apartment Building in New York City,
                 6.95%, 01/01/29, # (f) (i)                                          3,450
                 -------------------------------------------------------------------------
                 Total Private Placements                                           20,457
                 (Cost $18,644)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                       988,432
                 (Cost $974,453)
                 -------------------------------------------------------------------------

UNITS
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.2%

                 OPTIONS -- 0.5%
             1   Call Option on 10 Year Treasury Notes,
                 strike price of 113.00, expiring
                 09/24/04                                                              449
             1   Call Option on Eurodollar Future, strike
                 price of 98.13, expiring 09/13/04,
                 European Style                                                        48
        75,000   Call Option on FNMA, 30 Year Fixed,
                 6.00%, TBA, strike price of 101.41,
                 expiring 11/08/04, European Style                                   1,231
        21,000   Call Option on Interest Rate Swap,
                 expiring 02/02/15, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 5.08%, European Style                                  791
        19,253   Call Option on Interest Rate Swap,
                 expiring 09/10/09, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 4.00%, European Style                       $          194
        55,470   Call Option on Interest Rate Swap,
                 expiring 09/10/09, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 4.02%, European Style                                  665
        32,625   Call Option on Interest Rate Swap,
                 expiring 09/10/09, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 4.05%, European Style                                  432
        22,125   Call Option on Interest Rate Swap,
                 expiring 09/10/14, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 4.81%, European Style                                  435
        44,400   Call Option on Interest Rate Swap,
                 expiring 09/10/14, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 4.57%, European Style                                  255
        13,200   Call Option on Interest Rate Swap,
                 expiring 09/10/14, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 4.75%, European Style                                  187
       152,190   Call Option on Interest Rate Swap,
                 expiring 09/16/05, if exercised the
                 Fund pays floating 3 month LIBOR and
                 receives fixed 3.03%, European Style                                1,075
             0^^ Put Option on Eurodollar Future, strike
                 price of 97.88, expiring 09/13/04,
                 European Style                                                          1
        21,000   Put Option on Interest Rate Swap,
                 expiring 01/31/05, if exercised the
                 Fund pays fixed 5.58% and receives
                 floating 3 month LIBOR, European Style                                 76
        39,560   Put Option on Interest Rate Swap,
                 expiring 09/02/04, if exercised the
                 Fund pays fixed 4.94% and receives
                 floating 3 month LIBOR, European Style                                  0^^

SEE NOTES TO FINANCIAL STATEMENTS.

UNITS            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

                 OPTIONS -- CONTINUED
        39,560   Put Option on Interest Rate Swap,
                 expiring 09/02/04, if exercised the
                 Fund pays fixed 4.94% and receives
                 floating 3 month LIBOR, European Style                     $            0^^
        56,040   Put Option U.S. Treasury Note, 4.75%,
                 05/15/14, strike price of 102.47,
                 expiring 09/07/04, European Style                                       2
                 -------------------------------------------------------------------------
                 Total Options                                                       5,841
                 (Cost $3,561)
                 -------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER -- 5.3%
                 ASSET BACKED SECURITIES -- 2.1%
                 Compass Securitization LLC,
$        7,150   1.50%, 09/15/04 +                                                   7,146
         6,000   1.82%, 11/26/04 +                                                   5,975
         5,000   Hatteras Funding Corp., 1.66%,
                 11/08/04 +                                                          4,983
         4,500   K2 (USA) LLC, 1.52%, 10/04/04 +                                     4,493
                 -------------------------------------------------------------------------
                                                                                    22,597
                 -------------------------------------------------------------------------

                 BANKING -- 2.0%
         9,600   Natexis Banques Populaires (France),
                 1.68%, 11/22/04 +                                                   9,562
        13,500   Spintab AB (Sweden), 1.51%, 09/15/04 +                             13,492
                 -------------------------------------------------------------------------
                                                                                    23,054
                 -------------------------------------------------------------------------

                 CONSUMER PRODUCTS -- 0.5%
$        4,920   Altria Group, Inc., 1.97%, 10/15/04 +                      $        4,909

                 FINANCIAL SERVICES -- 0.5%
         5,000   Govco, Inc., 1.35%, 09/08/04 +                                      4,999

                 UTILITIES -- 0.2%
         2,000   Public Service Enterprise Group, Inc.,
                 2.00%, 02/14/05 +                                                   2,000
                 -------------------------------------------------------------------------
                 Total Commercial Paper                                             57,559
                 (Cost $57,560)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 3.4%
        37,330   JPMorgan Prime Money Market
                 Fund (a) +                                                         37,330
                 (Cost $37,330)
                 -------------------------------------------------------------------------
                 Total Short-Term Investments                                      100,730
                 (Cost $98,451)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $    1,089,162
                 (COST $1,072,904)
                 -------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                 NOTIONAL              UNREALIZED
NUMBER OF                                                                        VALUE AT            APPRECIATION
CONTRACTS        DESCRIPTION                          EXPIRATION DATE       8/31/04 (USD)    (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
           150   Treasury Bonds                       December, 2004        $       16,697   $                235
           218   2 Year Treasury Notes                December, 2004                46,144                     87
            43   5 Year Treasury Notes                December, 2004                 4,759                     23

                 SHORT FUTURES OUTSTANDING
            (7)  10 Year Japanese Government Bonds   September, 2004                (8,780)                   (35)
          (217)  10 Year Treasury Notes               December, 2004               (24,372)                  (170)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

OPTIONS

UNITS             CALL OPTIONS WRITTEN                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
       (18,905)   Call Option on Interest Rate Swap, expiring 09/16/14, if exercised the Fund pays
                  fixed 5.50% and receives floating 3 Month LIBOR, European Style.                      $       (1,391)
       (50,000)   Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 98.12, expiring
                  09/08/04, European Style.                                                                       (535)
       (48,750)   Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 96.50, expiring
                  11/08/04, European Style.                                                                     (1,219)
       (21,000)   Call Option on Interest Rate Swap, expiring 09/29/04, if exercised the Fund pays
                  fixed 4.67% and receives floating 3 Month LIBOR, European Style.                                (254)
       (37,500)   Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 98.44, expiring
                  09/08/04, European Style.                                                                       (346)
      (100,000)   Call Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 101.63, expiring
                  09/08/04, European Style.                                                                       (273)
       (75,000)   Call Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 100.71, expiring
                  09/08/04, European Style.                                                                       (710)
----------------------------------------------------------------------------------------------------------------------
                  Total Call Options Written                                                            $       (4,728)

                  PUT OPTIONS WRITTEN
----------------------------------------------------------------------------------------------------------------------
       (39,560)   Put Option on Interest Rate Swap, expiring 09/02/04, if exercised the Fund pays
                  floating 3 month LIBOR and receives fixed 4.87%, European Style.                      $           (2)
       (39,560)   Put Option on Interest Rate Swap, expiring 09/02/04, if exercised the Fund pays
                  floating 3 month LIBOR and receives fixed 4.87%, European Style.                                  (1)
       (21,000)   Put Option on Interest Rate Swap, expiring 09/29/04, if exercised the Fund pays
                  floating 3 month LIBOR and receives fixed 5.69%, European Style.                                  (-)^^
       (56,040)   Put Option on U.S. Treasury Note, 4.75%, 05/15/14, strike price of 101.68,
                  expiring 09/07/04, European Style.                                                                (-)^^
            (1)   Put Option on Eurodollar Future, strike price of 98.38, expiring 09/13/04,
                  European Style.                                                                                   (4)
            (1)   Put Option on Eurodollar Future, strike price of 98.25, expiring 09/13/04,
                  European Style.                                                                                  (11)
            (-)^^ Put Option on Eurodollar Future, strike price of 97.75 expiring 09/13/04,
                  European Style.                                                                                   (1)
            (-)^^ Put Option on Eurodollar Future, strike price of 97.63, expiring 09/13/04,
                  European Style.                                                                                   (1)
            (1)   Put Option on Treasury Notes, strike price of 114.00, expiring 09/24/04,
                  European Style.                                                                                 (225)
                  Total Put Options Written                                                             $         (245)
                  (Total premiums received on written options $2,803)

SWAP CONTRACTS

                                                                                            UNDERLYING      UNREALIZED
                                                                                              NOTIONAL    APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE       VALUE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - rate lock with Barclays Bank PLC. on 10 Year Forward Interest
Rate Swap less 4.73%, the Fund pays positive, receives negative.                  09/01/04  $   17,065  $          205
Swap - rate lock with Barclays Bank PLC. on 2 Year Forward Interest Rate
Swap less 2.89%, the Fund pays positive, receives negative.                       09/01/04      65,715             145
Swap - rate lock with Barclays Bank PLC, New York on 5 Year Forward
Interest Rate Swap less 3.93%, the Fund pays negative, receives positive.         09/01/04      52,050            (369)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            UNDERLYING      UNREALIZED
                                                                                              NOTIONAL    APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE       VALUE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A., on 30 Year FNMA, 4.50%, TBA,
price less 95.34, the Fund pays negative, receives positive.                      09/08/04  $   50,000  $          523
Swap - price lock with Citibank N.A., on 30 Year FNMA, 5.50%, TBA,
price less 100.85, the Fund pays negative, receives positive.                     09/08/04      50,000             332
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
5.50%, TBA, price less 101.03, the Fund pays negative, receives positive.         09/08/04      25,000             129
Swap - price lock with Citibank N.A., on 30 Year FNMA, 5.00%, TBA,
price less 98.34, the Fund pays positive, receives negative.                      09/08/04      92,000            (791)
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
6.50%, TBA, price less 104.83, the Fund pays positive, receives negative.         09/08/04      67,000            (115)
Swap - price lock with Bank of America N.A., on U.S. Treasury Note,
4.38%, 8/15/12, price less 99.75, the Fund pays positive,
receives negative.                                                                09/09/04      39,770          (1,301)
Swap - price lock with Lehman Brothers Special Financing on U.S.
Treasury Note, 4.75%, 05/15/14, price less 103.93, the Fund receives
negative, pays positive.                                                          09/10/04      56,395            (490)
Swap - price lock with UBS AG on 15 Year FNMA, 5.00%, TBA, price
less 101.31, the Fund pays negative, receives positive.                           09/13/04      14,000             219
Swap - spread lock with Morgan Stanley Capital Services on 5 Year
Mid Market Swap Spread, price less 51.18, the Fund pays negative,
receives positive.                                                                09/13/04      38,340             (83)
Swap - spread lock with Morgan Stanley Capital Services on 10 Year
Mid Market Swap Spread, price less 49.29, the Fund pays negative,
receives positive.                                                                09/13/04      21,695            (119)
Swap - price lock with Deutsche Bank AG, New York on
U.S. Treasury Note, 4.25%, 8/15/14, price less 101.02, the Fund
receives negative, pays positive.                                                 09/14/04       9,290              --
Swap - price lock with UBS AG, on 30 Year GNMA, 6.00%, TBA,
price less 103.19, the Fund pays negative, receives positive.                     09/15/04      32,000             180
Swap - price lock with Citibank N.A., on U.S. Treasury Note, 3.63%,
7/15/09, price less 100.63, the Fund pays negative, receives positive.            09/27/04      19,900             119
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
5.50%, TBA, price less 100.41, the Fund pays negative, receives positive.         10/07/04      33,000             278
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
4.50%, TBA, price less 94.95, the Fund pays positive, receives negative.          10/07/04      26,000            (303)
Swap - price lock with Citibank N.A. on 30 Year GNMA, 6.00%, TBA,
price less 102.38, the Fund pays negative, receives positive.                     10/14/04      52,000             569
Swap - price lock with Citibank N.A., on 30 Year GNMA, 6.00%, TBA,
price less 103.08, the Fund pays negative, receives positive.                     10/14/04      34,000             133
Swap - price lock with Citibank N.A., on 30 Year GNMA, 5.00%, TBA,
price less 97.73, the Fund pays positive, receives negative.                      10/14/04      31,000            (489)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            UNDERLYING      UNREALIZED
                                                                                              NOTIONAL    APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE       VALUE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A., on 30 Year GNMA, 5.00%, TBA,
price less 98.69, the Fund pays positive, receives negative.                      10/14/04  $   20,000  $         (125)
Total Return Swap with Bank of America N.A. on Bank of America AAA
10 Year CMBS Index, the fund receives total return of Index, and pays
1 month LIBOR, less 73.00 bps.                                                    11/01/04      14,200             614
Swap - price lock with UBS AG, on 30 Year FNMA, 6.00%, TBA,
price less 102.22, the Fund pays negative, receives positive.                     11/08/04     240,000           1,425
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
5.50%, TBA, price less 100.53, the Fund pays negative, receives positive.         11/08/04      67,000             272
Swap - price lock with UBS AG, on 30 Year FNMA, 6.50%, TBA,
price less 104.05, the Fund receives negative, pays positive.                     11/08/04     120,000            (525)
Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%, TBA,
price less 100.11, the Fund receives negative, pays positive.                     11/08/04     120,000            (956)
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
4.50%, TBA, price less 95.22, the Fund receives negative, pays positive.          11/08/04      52,000            (325)
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
5.5%, TBA, price less 101.02, the Fund receives negative, pays positive.          11/08/04      46,000               -
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
4.5%, TBA, price less 95.94, the Fund receives negative, pays positive.           11/08/04      27,000               -
Swap - Forward Rate Agreement with Citibank N.A., the Fund pays
3 month LIBOR, receives 1.97%.                                                    12/15/04     586,710             170
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund pays 3 month LIBOR, receives 1.95%.                                      12/15/04     111,015              23
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund pays 3 month LIBOR, receives 1.91%.                                      12/15/04     913,560              98
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund pays 3 Month LIBOR, receives 1.88%.                                      12/15/04     611,140              19
Total Return Swap with Lehman AAA 8.5 Year CMBS Index, the fund
receives total return of Index, and pays 1 Month LIBOR, less 45.00 bps.           01/01/05      25,000               -
Total Return Swap with UBS AG on Lehman AAA 8.5 Year CMBS Index, the fund receives total return of Index, and pays 1 Month LIBOR,
less 77.00 bps.                                                                   01/01/05      24,000             901
Total Return Swap with Bank of America N.A. on Bank of America AAA
10 Year CMBS Index, the fund receives total return of Index, and pays
1 Month LIBOR, less 70.00 bps.                                                    01/01/05      40,390           1,366
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund pays 2.32%, receives 3 Month LIBOR.                                      03/16/05     702,740            (246)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund pays 3 month LIBOR, receives 3.65%.                                      12/21/05     879,920           1,591
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund pays 4.24%, receives 3 Month LIBOR.                                      06/21/06     879,920          (1,899)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN BOND FUND II

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 81.7%

                 U.S. TREASURY SECURITIES -- 11.9%
                 U.S. Treasury Notes & Bonds,
$       18,280   1.50%, 07/31/05 +                                          $       18,208
         4,600   3.88%, 05/15/09 +                                                   4,722
        26,215   4.00%, 06/15/09 +                                                  27,039
         1,225   3.63%, 07/15/09 +                                                   1,242
         1,425   3.50%, 08/15/09 +                                                   1,437
         2,540   4.00%, 11/15/12 + @                                                 2,551
         3,645   4.00%, 02/15/14 +                                                   3,614
         2,805   4.75%, 05/15/14 +                                                   2,944
        28,125   4.25%, 08/15/14 +                                                  28,406
        24,490   7.25%, 08/15/22 + @                                                31,400
         4,685   6.13%, 11/15/27 +                                                   5,402
         7,420   5.38%, 02/15/31 +                                                   7,900
                 -------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                    134,865
                 (Cost $132,221)
                 -------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY SECURITIES -- 1.9%
        10,400   Federal Home Loan Bank, 1.63%,
                 06/15/05 +                                                         10,368
         9,060   Federal National Mortgage Association,
                 7.13%, 01/15/30                                                    11,132
                 -------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                            21,500
                 (Cost $20,385)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 0.6%
                 United Mexican States (Mexico),
         1,500   6.38%, 01/16/13, MTN                                                1,575
         2,035   5.88%, 01/15/14, Ser. A, MTN                                        2,059
         2,925   8.30%, 08/15/31, MTN                                                3,354
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                 6,988
                 (Cost $6,764)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 23.1%
                 AEROSPACE -- 0.2%
         2,220   General Dynamics Corp., 2.13%,
                 05/15/06                                                            2,198
             5   United Technologies Corp., 6.10%,
                 05/15/12                                                                6
                 -------------------------------------------------------------------------
                                                                                     2,204
                 -------------------------------------------------------------------------

                 AUTOMOTIVE -- 2.4%
                 DaimlerChrysler N.A. Holding Corp.,
$        2,950   2.34%, 05/24/06, MTN, FRN                                  $        2,961
         1,220   7.20%, 09/01/09                                                     1,370
                 Ford Motor Credit Co.,
         9,080   7.38%, 10/28/09                                                     9,939
         1,040   7.00%, 10/01/13                                                     1,092
                 General Motors Acceptance Corp.,
         1,525   2.60%, 05/18/06, MTN, FRN                                           1,529
         4,650   2.51%, 01/16/07, MTN, FRN                                           4,655
         1,210   6.88%, 09/15/11                                                     1,267
                 General Motors Corp.,
         1,625   7.20%, 01/15/11                                                     1,725
         1,200   8.25%, 07/15/23                                                     1,265
         1,775   8.38%, 07/15/33                                                     1,887
                 -------------------------------------------------------------------------
                                                                                    27,690
                 -------------------------------------------------------------------------

                 BANKING -- 4.6%
           465   Abbey National Capital Trust I, 8.96%
                 to 6/30; thereafter FRN, 12/31/49 +                                   623
         1,790   ABN-Amro North American Holding
                 Preferred Capital Repackage Trust I,
                 6.52% to 11/12; thereafter FRN,
                 12/31/49, # +                                                       1,968
         3,975   ANZ Capital Trust I, 5.36%,
                 12/15/53, # +                                                       3,989
         1,500   Cadets Trust, 4.80%, 07/15/13,
                 Ser. 2003-1, #                                                      1,455
           920   Den Norske Bank ASA (Norway),
                 7.73% to 6/11; thereafter FRN,
                 12/31/49, #                                                         1,077
         2,130   HBOS PLC (United Kingdom), 5.38% to
                 11/13; thereafter FRN, 12/31/49, #                                  2,153
         1,740   Industrial Bank of Korea (South Korea),
                 4.00% to 05/09; thereafter FRN,
                 05/19/14, #                                                         1,706
         1,745   KBC Bank Fund Trust III, 9.86% to
                 11/09; thereafter FRN, 11/29/49, #                                  2,169
         1,705   Mizuho Finance Group LTD (Cayman
                 Islands), 5.79%, 04/15/14, #                                        1,755
         2,300   Nordea Bank AB (Sweden), 8.95% to
                 11/09; thereafter FRN, 12/31/49, #                                  2,785

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        2,685   Northern Rock PLC (United Kingdom),
                 5.60%, 12/31/49, MTN, #                                    $        2,724
         3,105   Popular North America, Inc., 4.70%,
                 06/30/09                                                            3,185
                 RBS Capital Trust I,
           535   6.43% to 1/34; thereafter FRN,
                 12/31/49                                                              540
         1,370   5.51% to 9/14; thereafter FRN,
                 12/31/49                                                            1,389
         1,145   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.65% to 09/31;
                 thereafter FRN, 12/31/49                                            1,347
         2,305   Skandinaviska Enskilda Banken AB
                 (Sweden), 4.96% to 03/14; thereafter
                 FRN, 12/31/49, #                                                    2,244
         1,420   Standard Chartered Bank (United
                 Kingdom), 8.00%, 05/30/31, #                                        1,769
         3,180   SunTrust Bank, 2.50%, 11/01/06                                      3,154
         1,445   Swedbank (Sweden), 9.00% to 03/10;
                 thereafter FRN, 12/31/49, #                                         1,749
         2,460   United Overseas Bank LTD (Singapore),
                 5.38% to 9/14; thereafter FRN,
                 12/31/49, #                                                         2,490
                 US Bank N.A.,
         2,430   2.85%, 11/15/06                                                     2,430
           690   6.38%, 08/01/11                                                       771
         3,000   Wells Fargo & Co, 1.62%, 03/23/07, FRN                              3,001
         2,950   Westpac Banking Corp. (Australia),
                 1.81%, 05/25/07, FRN, #                                             2,950
         1,970   Westpac Capital Trust III, 5.82% to
                 09/13; thereafter FRN, 12/31/49, #                                  2,050
           985   Westpac Capital Trust IV, 5.26%,
                 12/29/49, #                                                           965
                 -------------------------------------------------------------------------
                                                                                    52,438
                 -------------------------------------------------------------------------

                 BUSINESS SERVICES -- 0.1%
         1,315   Cendant Corp., 7.13%, 03/15/15                                      1,504

                 CHEMICALS -- 0.3%
         2,035   ICI Wilmington, Inc., 5.63%, 12/01/13                               2,078
           945   The Dow Chemical Co., 7.38%, 11/01/29                               1,092
                 -------------------------------------------------------------------------
                                                                                     3,170
                 -------------------------------------------------------------------------

                 CONSTRUCTION -- 0.3%
$        1,485   Centex Corp., 5.70%, 05/15/14                              $        1,516
         1,465   Pulte Homes, Inc., 5.25%, 01/15/14                                  1,444
           960   Toll Brothers, Inc., 5.95%, 09/15/13                                  999
                 -------------------------------------------------------------------------
                                                                                     3,959
                 -------------------------------------------------------------------------

                 DIVERSIFIED -- 0.4%
                 General Electric Capital Corp.,
         1,620   5.88%, 02/15/12, Ser. A, MTN                                        1,759
         1,560   6.75%, 03/15/32, Ser. A, MTN                                        1,772
         1,300   Hutchison Whampoa International LTD
                 (Hong Kong), 6.25%, 01/24/14, #                                     1,342
                 -------------------------------------------------------------------------
                                                                                     4,873
                 -------------------------------------------------------------------------

                 FINANCIAL SERVICES -- 6.3%
                 American General Finance Corp.,
         3,650   3.00%, 11/15/06, Ser. H, MTN +                                      3,639
           685   4.50%, 11/15/07, Ser. H, MTN +                                        707
         4,650   The Bear Stearns Co., Inc., 1.77%,
                 01/16/07, Ser. B, MTN, FRN                                          4,651
                 CIT Group, Inc.,
         2,100   1.72%, 04/19/06, MTN, FRN                                           2,099
         2,750   1.77%, 06/19/06, MTN, FRN                                           2,756
         3,885   1.94%, 05/18/07, MTN, FRN                                           3,885
         3,900   Citigroup Global Markets Holdings, Inc.,
                 1.58%, 12/12/06, Series A, MTN, FRN                                 3,899
         1,500   Citigroup, Inc., 1.68%, 03/20/06, FRN                               1,502
         3,050   Countrywide Home Loans, Inc., 1.87%,
                 02/17/06, Ser. L, MTN, FRN                                          3,050
           610   FleetBoston Financial Corp., 7.25%,
                 09/15/05                                                              640
                 Goldman Sachs Group, Inc.,
         1,500   1.94%, 02/21/06, Ser. B, MTN, FRN                                   1,503
            10   5.70%, 09/01/12                                                        11
         2,095   6.35%, 02/15/34                                                     2,096
         1,450   Household Finance Corp., 1.86%,
                 02/09/07, MTN, FRN                                                  1,451
         5,745   HSBC Capital Funding LP (Channel
                 Islands), 9.55% to 06/10; thereafter
                 FRN, 12/31/49, #                                                    7,244
         1,515   ING Capital Funding Trust III, 8.44% to
                 12/10; thereafter FRN, 12/31/49                                     1,830

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 FINANCIAL SERVICES -- CONTINUED
$        2,700   John Deere Capital Corp., 1.61%,
                 03/16/06, Ser. D, MTN, FRN                                 $        2,701
                 Merrill Lynch & Co., Inc.,
         1,500   1.87%, 06/13/05, Ser. B, MTN, FRN                                   1,503
         2,100   1.95%, 02/06/09, Ser. C, MTN, FRN                                   2,099
                 Morgan Stanley,
         4,665   1.73%, 01/12/07, FRN                                                4,670
         2,420   5.80%, 04/01/07                                                     2,581
         2,100   Pricoa Global Funding I, 3.90%,
                 12/15/08, #                                                         2,107
        14,010   Special Purpose Accounts Receivable
                 Cooperative Corp. Trust, 2.06%,
                 05/23/05, Ser. 2003-6, FRN, #                                      14,011
         1,140   UFJ Finance AEC (Aruba), 6.75%,
                 07/15/13                                                            1,261
                 -------------------------------------------------------------------------
                                                                                    71,896
                 -------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 0.1%
           775   SABMiller PLC (United Kingdom),
                 6.63%, 08/15/33, #                                                    855

                 HEALTH CARE/HEALTH CARE SERVICES -- 0.2%
         2,035   UnitedHealth Group, Inc., 3.30%,
                 01/30/08                                                            2,024

                 INSURANCE -- 1.2%
         1,045   Arch Capital Group LTD (Bermuda),
                 7.35%, 05/01/34 +                                                   1,101
         2,350   Aspen Insurance Holdings LTD
                 (Bermuda), 6.00%, 08/15/14, # +                                     2,372
         1,460   AXA (France), 8.60%, 12/15/30 +                                     1,876
           530   Fund American Companies, Inc., 5.88%,
                 05/15/13                                                              541
         2,980   Liberty Mutual Group, 5.75%,
                 03/15/14, #                                                         2,955
                 Nationwide Financial Services, Inc.,
           510   6.25%, 11/15/11                                                       560
         1,130   5.90%, 07/01/12                                                     1,215
           855   Odyssey Re Holdings Corp., 7.65%,
                 11/01/13                                                              947
         1,220   Prudential Holdings LLC, 8.70%,
                 12/18/23, #                                                         1,560
$          830   QBE Insurance Group LTD (Australia),
                 5.65% to 07/13; thereafter FRN,
                 07/01/23, #                                                $          817
                 -------------------------------------------------------------------------
                                                                                    13,944
                 -------------------------------------------------------------------------

                 MULTI-MEDIA -- 0.8%
         2,813   Comcast Cable Communications
                 Holdings, Inc., 8.38%, 03/15/13 +                                   3,401
           900   News America, Inc., 7.25%, 05/18/18                                 1,035
           665   Time Warner Companies, Inc., 9.15%,
                 02/01/23                                                              851
         1,920   Time Warner Entertainment Co., LP,
                 8.38%, 03/15/23                                                     2,290
         1,165   Time Warner, Inc., 7.63%, 04/15/31 +                                1,329
                 -------------------------------------------------------------------------
                                                                                     8,906
                 -------------------------------------------------------------------------

                 OIL & GAS -- 0.6%
           455   Alberta Energy Co., LTD (Canada)
                 (Yankee), 7.38%, 11/01/31 +                                           534
         2,350   BP Capital Markets PLC (United
                 Kingdom), 2.75%, 12/29/06 +                                         2,351
         1,155   Husky Energy, Inc. (Canada), 6.15%,
                 06/15/19                                                            1,217
         1,230   Kerr-McGee Corp., 6.95%, 07/01/24                                   1,294
           992   PEMEX Project Funding Master Trust
                 (Mexico), 8.63%, 02/01/22                                           1,131
                 -------------------------------------------------------------------------
                                                                                     6,527
                 -------------------------------------------------------------------------

                 PAPER/FOREST PRODUCTS -- 0.1%
           885   International Paper Co., 5.85%,
                 10/30/12                                                              933

                 PHARMACEUTICALS -- 0.1%
           790   Wyeth, 6.45%, 02/01/24                                                792

                 PIPELINES -- 0.7%
                 Duke Capital Corp.,
         3,645   6.25%, 02/15/13                                                     3,885
           980   8.00%, 10/01/19                                                     1,155
                 Kinder Morgan Energy Partners LP,
           935   7.40%, 03/15/31                                                     1,041
           635   7.75%, 03/15/32                                                       736

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PIPELINES -- CONTINUED
$          760   7.30%, 08/15/33                                            $          841
           505   Plains All American Pipeline LP/PAA
                 Finance Corp., 5.63%, 12/15/13, #                                     511
                 -------------------------------------------------------------------------
                                                                                     8,169
                 -------------------------------------------------------------------------

                 RETAILING -- 0.3%
         2,930   Safeway, Inc., 4.13%, 11/01/08                                      2,931

                 SHIPPING/TRANSPORTATION -- 0.2%
                 Norfolk Southern Corp.,
           905   7.80%, 05/15/27                                                     1,094
           625   7.25%, 02/15/31                                                       720
                 -------------------------------------------------------------------------
                                                                                     1,814
                 -------------------------------------------------------------------------

                 TELECOMMUNICATIONS -- 2.0%
                 AT&T Wireless Services, Inc.,
         1,675   7.88%, 03/01/11 +                                                   1,974
         1,215   8.75%, 03/01/31 +                                                   1,573
                 Deutsche Telekom International
                 Finance BV (The Netherlands),
         1,025   8.50%, 06/15/10                                                     1,230
           950   8.75%, 06/15/30                                                     1,218
                 France Telecom (France),
         1,895   8.75%, 03/01/11                                                     2,260
         1,000   9.50%, 03/01/31                                                     1,316
         2,295   SBC Communications, Inc., 5.63%,
                 06/15/16                                                            2,322
                 Sprint Capital Corp.,
         1,665   6.90%, 05/01/19                                                     1,807
           750   8.75%, 03/15/32                                                       950
         1,337   TCI Communications, Inc., 7.13%,
                 02/15/28                                                            1,437
         1,415   Telecom Italia Capital SA (Luxembourg),
                 4.00%, 11/15/08, #                                                  1,421
                 Verizon Global Funding Corp.,
         1,540   7.38%, 09/01/12                                                     1,792
           820   7.75%, 12/01/30                                                       971
         2,695   Verizon New York, Inc., 6.88%,
                 04/01/12, Ser. A                                                    2,984
                 -------------------------------------------------------------------------
                                                                                    23,255
                 -------------------------------------------------------------------------

                 UTILITIES -- 2.2%
$        1,515   Alabama Power Co., 2.80%,
                 12/01/06, Ser. Y +                                         $        1,512
         1,110   Arizona Public Service Co., 4.65%,
                 05/15/15 +                                                          1,058
                 Dominion Resources, Inc.,
         3,000   8.13%, 06/15/10, Ser. A                                             3,556
           520   6.30%, 03/15/33                                                       521
         1,405   DTE Energy Co., 6.38%, 04/15/33                                     1,407
           500   National Rural Utilities Cooperative
                 Finance Corp., 6.13%, 05/15/05                                        514
         2,560   Nisource Finance Corp., 6.15%, 03/01/13                             2,751
                 Pacific Gas & Electric Co.,
         2,465   2.30%, 04/03/06, FRN                                                2,468
         1,345   4.20%, 03/01/11                                                     1,328
         1,460   4.80%, 03/01/14                                                     1,444
         1,600   PacifiCorp, 4.30%, 09/15/08                                         1,627
                 Pepco Holdings, Inc.,
           675   6.45%, 08/15/12                                                       726
           865   7.45%, 08/15/32                                                       972
                 PSEG Power LLC,
         2,190   5.50%, 12/01/15                                                     2,172
           460   8.63%, 04/15/31                                                       582
         1,840   TXU Energy Co., 7.00%, 03/15/13                                     2,062
                 -------------------------------------------------------------------------
                                                                                    24,700
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                     262,584
                 (Cost $252,764)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 26.6%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.9%
                 Countrywide Home Loans, Inc.,
        15,440   6.25%, 10/25/32, Ser. 2002-22,
                 Class A20                                                          16,136
         6,153   5.50%, 08/25/33, Ser. 2003-29,
                 Class A1                                                            6,192
                 Federal Home Loan Mortgage Corp.,
         7,029   5.00%, 10/15/23, Ser. 2781, Class PI, IO                              709
        38,610   5.45%, 02/15/34, Ser. 2813,
                 Class SB, IO, FRN                                                   3,798
                 Federal National Mortgage Association,
         3,079   5.75%, 06/25/29, Ser. 2002-57,
                 Class DM                                                            3,093

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COLLATERALIZED MORTGAGE
                 OBLIGATIONS -- CONTINUED
$       15,492   5.49%, 10/25/31, Ser. 2004-61,
                 Class TS, IO, FRN                                          $        1,411
                 Government National Mortgage
                 Association,
         3,280   5.50%, 04/20/25, Ser. 2004-46,
                 Class IH, IO                                                          273
         4,555   5.50%, 01/20/27, Ser. 2004-39,
                 Class IM, IO                                                          463
         7,544   5.50%, 10/20/27, Ser. 2004-44,
                 Class PK, IO                                                          860
         4,765   10.10%, 12/16/33, Ser. 2004-7,
                 Class SB, FRN                                                       4,650
         3,000   Impac Secured Assets Corp., 2.00%,
                 12/25/34, Ser. 2004-3, Class 1A4, FRN                               3,000
         2,705   Medallion Trust (Australia), 1.88%,
                 05/25/35, Ser. 2004-1G, Class A1, FRN                               2,705
         2,500   Permanent Financing PLC (United
                 Kingdom), 1.48%, 03/10/09, Ser. 4,
                 Class 2A, FRN                                                       2,499
                 RESI Finance LP (Cayman Islands),
         3,436   3.12%, 07/10/35, Ser. 2003-B,
                 Class B3, FRN, #                                                    3,497
         5,838   2.97%, 09/10/35, Ser. 2003-C,
                 Class B3, FRN, #                                                    5,940
         1,185   3.17%, 09/10/35, Ser. 2003-C,
                 Class B4, FRN, #                                                    1,200
         5,519   2.87%, 12/10/35, Ser. 2003-D,
                 Class B3, FRN, #                                                    5,542
         1,815   3.07%, 12/10/35, Ser. 2003-D,
                 Class B4, FRN, #                                                    1,822
         5,089   Residential Funding Mortgage
                 Securities I, 6.25%, 01/25/32,
                 Ser. 2002-S1, Class A4                                              5,132
         2,927   RMAC (United Kingdom), 1.58%,
                 12/12/20, Ser. 2004-NS1A,
                 Class A1B, FRN, #                                                   2,927
         6,245   Wells Fargo Mortgage Backed
                 Securities Trust, 6.00%, 03/25/32,
                 Ser. 2002-7, Class 2A6                                              6,285
                 -------------------------------------------------------------------------
                                                                                    78,134
                 -------------------------------------------------------------------------

                 MORTGAGE BACKED PASS-THROUGH
                 SECURITIES -- 19.7%
                 Federal National Mortgage Association,
$       39,100   4.50%, 09/25/19, TBA                                       $       39,063
         3,250   5.00%, 09/25/19, TBA                                                3,310
         1,050   5.00%, 10/25/19, TBA                                                1,067
        39,100   5.50%, 10/25/19, TBA                                               40,371
             0^^ 7.50%, 07/01/30, Pool 529276                                            0^^
        83,500   5.50%, 09/25/34, TBA                                               84,779
        17,500   5.00%, 10/25/34, TBA                                               17,309
        28,900   6.00%, 11/25/34, TBA                                               29,713
         8,500   Government National Mortgage
                 Association, 6.00%, 09/15/34, TBA                                   8,819
                 -------------------------------------------------------------------------
                                                                                   224,431
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities                                                        302,565
                 (Cost $301,395)
                 -------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.3%
           815   Calwest Industrial Trust, 1.98%,
                 02/15/12, Ser. 2002-CALW,
                 Class AFL, FRN, #                                                     816
         9,300   Capital One Multi-Asset Execution Trust,
                 2.85%, 12/15/10, Ser. 2003-A, FRN, #                                9,614
         4,394   Goldman Sachs Mortgage Securities II,
                 1.75%, 11/15/15, Ser. 2003-FL6A,
                 Class A1, FRN, #                                                    4,395
            25   Morgan Stanley Dean Witter Capital I,
                 5.98%, 01/15/39, Ser. 2002-TOP7,
                 Class A2                                                               27
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage Backed
                 Securities                                                         14,852
                 (Cost $14,813)
                 -------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 16.3%
                 American Express Credit Account
                 Master Trust,
         3,500   1.95%, 12/15/08, Ser. 2001-6,
                 Class B, FRN +                                                      3,511
         3,380   1.71%, 09/15/09, Ser. 2002-1,
                 Class A, FRN +                                                      3,387

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
                 AmeriCredit Automobile Receivables
                 Trust,
$        1,245   2.75%, 10/06/07, Ser. 2003-CF,
                 Class A3 +                                                 $        1,250
         4,475   1.76%, 12/06/07, Ser. 2003-DM,
                 Class A3B, FRN +                                                    4,485
         1,985   3.48%, 05/06/10, Ser. 2003-CF,
                 Class A4 +                                                          2,009
         2,400   2.84%, 08/06/10, Ser. 2003-DM,
                 Class A4 +                                                          2,395
                 Capital Auto Receivables Asset Trust,
         5,651   1.64%, 02/15/07, Ser. 2003-2,
                 Class A3B, FRN                                                      5,652
         3,710   1.96%, 01/15/09, Ser. 2003-2,
                 Class A4A                                                           3,636
                 Capital One Auto Finance Trust,
         1,340   3.18%, 09/15/10, Ser. 2003-B, Class A4                              1,340
         3,450   1.70%, 03/15/11, Ser. 2004-A,
                 Class A4, FRN                                                       3,450
         3,400   Capital One Master Trust, 2.40%,
                 08/15/08, Ser. 2000-4, Class C, FRN, #                              3,410
         6,355   Capital One Multi-Asset Execution
                 Trust, 3.65%, 07/15/11, Ser. 2003-A4,
                 Class A4                                                            6,356
                 CARSS Finance LP,
           920   1.88%, 01/15/11, Ser. 2004-A,
                 Class B1, FRN, #                                                      920
         1,540   2.55%, 01/15/11, Ser. 2004-A,
                 Class B2, FRN, #                                                    1,540
                 Citibank Credit Card Issuance Trust,
         4,900   2.55%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN                                                       4,944
        11,250   6.88%, 11/16/09, Ser. 2000-A3,
                 Class A3                                                           12,476
         3,248   Citigroup Mortgage Loan Trust, Inc.,
                 2.00%, 12/25/33, Ser. 2003-HE3,
                 Class A, FRN                                                        3,257
                 Countrywide Asset-Backed Certificates,
         2,285   3.61%, 04/25/30, Ser. 2003-5,
                 Class AF3                                                           2,301
         2,070   5.41%, 01/25/34, Ser. 2003-5,
                 Class MF1                                                           2,131
$        1,290   2.12%, 03/25/34, Ser. 2004-1,
                 Class M1, FRN                                              $        1,294
         1,060   2.17%, 03/25/34, Ser. 2004-1,
                 Class M2, FRN                                                       1,060
         2,544   1.90%, 04/25/34, Ser. 2004-1,
                 Class 3A, FRN                                                       2,547
         1,205   Daimler Chrysler Auto Trust, 2.88%,
                 10/08/09, Ser. 2003-A, Class A4                                     1,207
         3,580   Discover Card Master Trust I, 1.65%,
                 05/16/07, Ser. 2002-5, Class A, FRN                                 3,581
         7,165   Honda Auto Receivables Owner Trust,
                 2.48%, 07/18/08, Ser. 2003-1, Class A4                              7,154
                 Long Beach Mortgage Loan Trust,
         8,028   1.94%, 07/25/33, Ser. 2003-3,
                 Class A, FRN                                                        8,035
         2,200   2.30%, 08/25/33, Ser. 2003-4,
                 Class M1, FRN                                                       2,215
         6,333   1.92%, 02/25/34, Ser. 2004-1,
                 Class A3, FRN                                                       6,336
         1,980   2.12%, 02/25/34, Ser. 2004-1,
                 Class M1, FRN                                                       1,985
         1,340   2.17%, 02/25/34, Ser. 2004-1,
                 Class M2, FRN                                                       1,341
         1,500   1.88%, 07/25/34, Ser. 2004-3,
                 Class A3, FRN                                                       1,500
         1,500   2.19%, 07/25/34, Ser. 2004-3,
                 Class M1, FRN                                                       1,499
         1,655   M&I Auto Loan Trust, 2.97%, 04/20/09,
                 Ser. 2003-1, Class A4                                               1,653
                 MBNA Credit Card Master Note Trust,
         9,980   5.75%, 10/15/08, Ser. 2001-A1, Class A1                            10,499
         3,000   3.30%, 07/15/10, Ser. 2003-A1, Class A1                             2,998
         3,000   2.75%, 12/15/13, Ser. 2001-C2,
                 Class C2, FRN, #                                                    3,071
         9,900   MBNA Master Credit Card Trust USA,
                 6.80%, 04/16/07, Ser. 1999-M, Class B                               9,996
         2,775   Morgan Stanley Auto Loan Trust, 2.17%,
                 04/15/11, Ser. 2003-HB1, Class A2                                   2,738
         2,670   Onyx Acceptance Grantor Trust, 2.66%,
                 05/17/10, Ser. 2003-C, Class A4                                     2,653
         2,863   Option One Mortgage Loan Trust, 2.04%,
                 02/25/33, Ser. 2003-1, Class A2, FRN                                2,873

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
                 Residential Asset Securities Corp.,
$        1,331   1.87%, 07/25/32, Ser. 2002-KS4,
                 Class AIIB, FRN                                            $        1,331
         3,214   1.91%, 07/25/33, Ser. 2003-KS5,
                 Class AIIB, FRN                                                     3,215
         2,842   1.94%, 11/25/33, Ser. 2003-KS9,
                 Class A2B, FRN                                                      2,844
           250   Sears Credit Account Master Trust,
                 5.25%, 10/16/08, Ser. 1998-2, Class A                                 251
                 SLM Student Loan Trust,
         7,290   1.57%, 12/15/12, Ser. 2003-12,
                 Class A2, FRN                                                       7,295
         5,605   2.99%, 12/15/22, Ser. 2003-11,
                 Class A5, #                                                         5,604
         2,215   Triad Auto Receivables Owner Trust,
                 3.20%, 12/13/10, Ser. 2003-B, Class A4                              2,215
                 Volkswagon Auto Loan Enhanced Trust,
         5,000   1.49%, 05/21/07, Ser. 2003-1, Class A3                              4,965
         2,615   2.94%, 03/22/10, Ser. 2003-2, Class A4                              2,609
                 Wachovia Asset Securitization, Inc.,
         2,541   2.05%, 12/25/32, Ser. 2002-HE2,
                 Class A, FRN                                                        2,550
         5,869   1.87%, 11/25/33, Ser. 2003-HE3,
                 Class A, FRN                                                        5,864
         2,110   WFS Financial Owner Trust, 3.15%,
                 05/20/11, Ser. 2003-4, Class A4                                     2,114
                 -------------------------------------------------------------------------
                 Total Asset Backed Securities                                     185,542
                 (Cost $183,723)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                       928,896
                 (Cost $912,065)
                 -------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 18.3%

                 COMMERCIAL PAPER -- 7.8%
                 ASSET BACKED SECURITIES -- 1.6%
                 Compass Securitization LLC,
        10,000   1.50%, 09/15/04 +                                                   9,995
         4,000   1.82%, 11/26/04 +                                                   3,983
         4,400   Hatteras Funding Corp., 1.66%,
                 11/08/04 +                                                          4,385
                 -------------------------------------------------------------------------
                                                                                    18,363
                 -------------------------------------------------------------------------

                 BANKING -- 5.2%
$       11,250   Credit Lyonnais N.A., 1.16%,
                 11/03/04 +                                                 $       11,217
        18,215   Natexis Banques Populaires (France),
                 1.68%, 11/22/04 +                                                  18,144
         2,700   Santander Central Hispano SA (Spain),
                 1.48%, 09/22/04 +                                                   2,698
         7,500   Spintab AB (Sweden), 1.51%,
                 09/15/04 +                                                          7,496
        20,000   Westdeutsche Landesbank Girozentrale
                 (Germany), 1.83%, 01/20/05 +                                       19,858
                 -------------------------------------------------------------------------
                                                                                    59,413
                 -------------------------------------------------------------------------

                 CONSUMER PRODUCTS -- 0.4%
         4,790   Altria Group, Inc., 1.97%, 10/15/04 +                               4,779

                 FINANCIAL SERVICES -- 0.6%
         6,400   Govco, Inc., 1.72%, 11/26/04 +                                      6,373
                 -------------------------------------------------------------------------
                 Total Commercial Paper                                             88,928
                 (Cost $88,938)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 10.5%
       118,963   JPMorgan Prime Money Market
                 Fund (a) +                                                        118,963
                 (Cost $118,963)
                 -------------------------------------------------------------------------
                 Total Short-Term Investments                                      207,891
                 (Cost $207,901)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $    1,136,787
                 (COST $1,119,966)
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                  NOTIONAL             UNREALIZED
NUMBER OF                                                                         VALUE AT           APPRECIATION
CONTRACTS        DESCRIPTION                         EXPIRATION DATE         8/31/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
           359   2 Year Treasury Notes                December, 2004           $    75,990              $     140
           263   5 Year Treasury Notes                December, 2004                29,107                    100
            98   10 Year Treasury Notes               December, 2004                11,007                      3

                 SHORT FUTURES OUTSTANDING
          (194)  Treasury Bonds                       December, 2004               (21,595)                  (301)

SWAP CONTRACTS

                                                                                            UNDERLYING      UNREALIZED
                                                                                              NOTIONAL    APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE       VALUE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with Bank of America N.A., on U.S. Treasury Note,
4.38%, 8/15/12, price less 99.75, the Fund pays positive,
receives negative.                                                                09/09/04  $   32,685  $       (1,069)
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 4.75%, 5/15/14, price less 103.93, the Fund pays
positive, receives negative.                                                      09/10/04      49,695            (432)
Swap - spread lock with Morgan Stanley Capital Services on 10-year
Swap Spread, price less 49.29, the Fund pays negative, receives
positive.                                                                         09/13/04      22,135            (122)
Swap - spread lock with Morgan Stanley Capital Services on 5-year
Swap Spread, price less 51.18, the Fund pays negative, receives
positive.                                                                         09/13/04      39,120             (85)
Swap - price lock with Citibank N.A., on U.S. Treasury Note, 3.63%,
7/15/09, price less 100.63, the Fund pays negative, receives positive.            09/27/04      19,550             117
Total Return Swap with Bank of America N.A. on Bank of America AAA
10 Year CMBS Index, the fund receives total return of Index, and pays
1 Month LIBOR, less 73.00 bps.                                                    11/01/04      44,100           1,909
Total Return Swap with Bank of America N.A. on Bank of America AAA
10 Year CMBS Index, the fund receives total return of Index, and pays
1 Month LIBOR, less 70.00 bps.                                                    01/01/05      35,600           1,204
Total Return Swap with UBS AG on Lehman AAA 8.5 Year CMBS Index, the fund receives total return of Index, and pays 1 Month LIBOR,
less 77.00 bps.                                                                   01/01/05      20,500             770

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN ENHANCED INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

SHARES           ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.5%

                 PREFERRED STOCKS -- 0.5%
                 FINANCIAL SERVICES -- 0.5%
             0^^ Lehman CR-ABN Amro VIX, 0.00%*                             $        1,500
                 (Cost $1,500)

PRINCIPAL
AMOUNT
(USD)
------------------------------------------------------------------------------------------
                 U.S. TREASURY SECURITIES -- 0.1%
$          400   U.S. Treasury Notes, 1.75%, 12/31/04 @                                400
                 (Cost $400)

                 U.S. GOVERNMENT AGENCY SECURITIES -- 4.7%
                 Federal Home Loan Mortgage Corp.,
           550   1.91%, 01/27/06, MTN, FRN                                             550
         2,300   2.40%, 03/29/07                                                     2,274
                 Federal National Mortgage Association,
         1,900   3.35%, 12/01/06                                                     1,900
         2,232   2.02%, 02/25/28, Ser. 2003-121,
                 Class FC, FRN                                                       2,231
                 Overseas Private Investment Corp.,
         1,653   1.50%, 12/16/06, Ser. A, FRN                                        1,649
         1,051   1.50%, 12/16/06, Ser. B, FRN                                        1,049
           276   1.50%, 12/16/06, Ser. C, FRN                                          275
           114   1.50%, 12/16/06, Ser. D, FRN                                          114
         1,114   1.50%, 12/16/06, Ser. E, FRN                                        1,111
           552   1.50%, 12/16/06, Ser. F, FRN                                          551
           504   1.50%, 12/16/06, Ser. G, FRN                                          503
           363   1.50%, 12/16/06, Ser. H, FRN                                          362
           838   1.50%, 12/16/06, Ser. I, FRN                                          836
           363   1.50%, 12/16/06, Ser. J, FRN                                          362
           160   1.50%, 12/16/06, Ser. K, FRN                                          160
                 -------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                            13,927
                 (Cost $13,905)
                 -------------------------------------------------------------------------

                 STATE AND MUNICIPAL OBLIGATIONS -- 0.9%
                 ILLINOIS - 0.4%
         1,000   Illinois State, Taxable Pension, GO, 2.50%,
                 06/01/08                                                              966

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
                 OHIO - 0.1%
$          350   Ohio State Air Quality Development
                 Authority, Toledo, Ser. A, Rev., Adj.,
                 2.20%, 04/01/24                                            $          350

                 TEXAS - 0.4%
         1,250   Texas Public Finance Authority, Taxable,
                 Unemployment Compensation, Ser. B,
                 Rev., 2.00%, 06/15/05                                               1,250
                 -------------------------------------------------------------------------
                 Total State and Municipal Obligations                               2,566
                 (Cost $2,600)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 45.0%
                 AUTOMOTIVE -- 4.7%
         1,500   American Honda Finance Corp., 1.60%,
                 09/11/06, MTN, FRN, #                                               1,503
                 DaimlerChrysler N.A. Holding Corp.,
           300   7.40%, 01/20/05                                                       306
         1,850   2.39%, 09/26/05, Ser. D, MTN, FRN                                   1,860
           600   6.40%, 05/15/06                                                       634
         1,850   2.34%, 05/24/06, MTN, FRN                                           1,857
         1,000   Ford Motor Credit Co., 7.60%, 08/01/05                              1,043
                 General Motors Acceptance Corp.,
         2,000   4.15%, 02/07/05, MTN                                                2,019
           420   6.75%, 01/15/06                                                       440
         1,650   2.51%, 01/16/07, MTN, FRN                                           1,652
         2,450   2.56%, 07/16/07, FRN                                                2,451
                 -------------------------------------------------------------------------
                                                                                    13,765
                 -------------------------------------------------------------------------

                 BANKING -- 5.4%
           950   ABN Amro Bank NV (The Netherlands)
                 (Yankee), 1.73%, 05/11/07, FRN                                        951
                 Bank of America Corp.,
         1,000   1.96%, 12/23/04, Ser. F, MTN, FRN                                   1,000
         1,300   6.63%, 08/01/07                                                     1,418
           500   Capital One Bank, 6.88%, 02/01/06                                     529
         1,550   KeyCorp, 1.83%, 07/23/07,
                 Ser. G, MTN, FRN                                                    1,549
         1,150   Sovereign Bancorp, Inc., 2.10%,
                 08/25/06, FRN                                                       1,149

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        5,000   TD North America LP, 1.95%,
                 04/23/09, FRN, #                                           $        4,995
         1,850   Washington Mutual, Inc., 1.97%,
                 11/03/05, FRN                                                       1,853
         2,400   Westpac Banking Corp. (Australia), 1.81%,
                 05/25/07, FRN, #                                                    2,400
                 -------------------------------------------------------------------------
                                                                                    15,844
                 -------------------------------------------------------------------------

                 DIVERSIFIED -- 1.1%
         3,300   General Electric Capital Corp., 1.84%,
                 02/02/09, Ser. A, MTN, FRN                                          3,306

                 FINANCIAL SERVICES -- 23.8%
                 Bear Stearns Companies, Inc.,
         2,800   1.77%, 01/16/07, Ser. B, MTN, FRN                                   2,801
         2,650   1.98%, 01/30/09, Ser. B, MTN, FRN                                   2,656
                 CIT Group, Inc.,
         3,000   1.72%, 04/19/06, MTN, FRN                                           2,999
         4,300   1.91%, 02/15/07, MTN, FRN                                           4,300
         3,700   Citigroup Global Markets Holdings, Inc.,
                 1.61%, 03/16/07, Ser. A, MTN, FRN                                   3,698
                 Countrywide Home Loans, Inc.,
         1,150   2.29%, 05/20/05, Ser. K, MTN, FRN                                   1,154
         3,650   1.87%, 02/17/06, Ser. L, MTN, FRN                                   3,650
           600   1.70%, 03/29/06, Ser. L, MTN, FRN                                     600
           500   1.80%, 06/02/06, Ser. L, MTN, FRN                                     503
                 Counts Trusts,
         1,400   2.49%, 08/15/07, Ser. 2002-10, FRN, #                               1,412
         1,400   2.54%, 08/15/07, Ser. 2002-11, FRN, #                               1,414
         2,700   Credit Suisse First Boston/New York
                 (Yankee), 1.61%, 12/29/05, Ser. YCD, FRN                            2,700
         5,900   Goldman Sachs Group, Inc., 1.69%,
                 03/30/07, MTN, FRN                                                  5,898
                 Household Finance Corp.,
         1,550   1.64%, 06/16/05, MTN, FRN                                           1,551
         3,100   1.82%, 07/27/07, MTN, FRN                                           3,097
                 International Lease Finance Corp.,
         1,500   2.84%, 01/13/05, FRN                                                1,506
         1,030   4.00%, 01/17/06, Ser. O, MTN                                        1,050
         4,150   John Deere Capital Corp., 1.61%,
                 03/16/06, Ser. D, MTN, FRN                                          4,151
$          600   John Hancock Global Funding II, 1.75%,
                 12/15/06, MTN, FRN, #                                      $          600
                 Merrill Lynch & Co., Inc.,
         2,000   1.79%, 01/26/07, Ser. C, MTN, FRN                                   2,000
         2,200   1.66%, 03/19/07, Ser. C, MTN, FRN                                   2,200
         1,400   1.79%, 07/27/07, Ser. C, MTN, FRN                                   1,399
                 Morgan Stanley Group, Inc.,
         5,100   1.87%, 03/27/06, FRN                                                5,114
           600   1.89%, 11/24/06, FRN                                                  600
         1,200   1.84%, 02/15/07, FRN                                                1,201
           500   1.79%, 07/27/07, FRN                                                  500
                 Pricoa Global Funding I,
           750   1.86%, 04/25/05, MTN, FRN, #                                          751
         1,300   1.42%, 03/02/07, MTN, FRN, #                                        1,300
                 Principal Life Global,
         2,900   1.85%, 11/13/06, MTN, FRN, #                                        2,904
         1,000   1.71%, 01/12/07, MTN, FRN, #                                        1,000
                 SLM Corp.,
         2,700   1.78%, 01/25/07, Ser. A, MTN, FRN                                   2,701
         1,100   1.87%, 07/25/08, Ser. A, MTN, FRN                                   1,099
         2,000   Special Purpose Accounts Receivable
                 Cooperative Corp. Trust, 2.07%,
                 05/23/05, Ser. 2003-6, FRN, #                                       2,000
                 -------------------------------------------------------------------------
                                                                                    70,509
                 -------------------------------------------------------------------------

                 INSURANCE -- 2.5%
                 ASIF Global Financing,
         2,400   1.72%, 03/14/07, FRN, #                                             2,402
           700   1.91%, 05/30/06, FRN, #                                               701
         2,350   Genworth Financial, Inc., 1.67%,
                 06/15/07, FRN                                                       2,352
         1,950   Oil Insurance LTD (Bermuda), 1.71%,
                 04/08/09, FRN, #                                                    1,950
                 -------------------------------------------------------------------------
                                                                                     7,405
                 -------------------------------------------------------------------------

                 MULTI-MEDIA -- 0.2%
           500   TCI Communications, Inc., 8.65%,
                 09/15/04                                                              501

                 OIL & GAS -- 0.4%
         1,245   Texas Municipal Gas Corp., 2.60%,
                 07/01/07, #                                                         1,246

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PIPELINES -- 0.6%
$        1,800   Duke Energy Field Services LLC, 7.50%,
                 08/16/05                                                   $        1,881

                 RETAILING -- 0.3%
           750   Safeway, Inc., 2.16%, 11/01/05, FRN                                   751

                 TELECOMMUNICATIONS -- 0.3%

           750   Deutsche Telekom International Finance
                 BV (The Netherlands), 8.25%, 06/15/05                                 784

                 TRANSPORTATION -- 0.4%
         1,100   CSX Corp., 1.99%, 08/03/06, FRN                                     1,099

                 UTILITIES -- 5.3%
           600   AEP Texas Central Co., 3.00%,
                 02/15/05, Ser. F                                                      602
           900   Appalachian Power Co., 1.93%,
                 06/29/07, FRN                                                         900
           850   Commonwealth Edison Co., 6.40%,
                 10/15/05                                                              885
                 Dominion Resources, Inc.,
         1,100   2.80%, 02/15/05                                                     1,102
         1,000   2.01%, 05/15/06, Ser. B, FRN                                        1,002
         1,800   Duke Energy Corp., 1.95%, 01/15/05, FRN                             1,801
         1,000   FPL Group Capital, Inc., 1.89%,
                 03/30/05, FRN                                                       1,001
                 National Rural Utilities Cooperative
                 Finance Corp.,
         1,700   2.11%, 02/07/05, FRN                                                1,703
           950   1.82%, 02/17/06, MTN, FRN                                             950
         2,400   Pacific Gas & Electric Co., 2.30%,
                 04/03/06, FRN                                                       2,403
         1,950   Public Service Electric & Gas, 1.70%,
                 06/23/06, FRN                                                       1,950
         1,350   Southern California Edison Co., 1.89%,
                 01/13/06, FRN                                                       1,355
                 -------------------------------------------------------------------------
                                                                                    15,654
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                     132,745
                 (Cost $132,560)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 8.8%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.8%
                 Federal National Mortgage Association,
$          673   3.50%, 07/25/14, Ser. 2003-62,
                 Class OB                                                   $          676
           603   2.12%, 06/25/32, Ser. 2002-36,
                 Class FS, FRN                                                         608
           898   2.12%, 06/25/32, Ser. 2002-36,
                 Class FT, FRN                                                         905
           595   1.95%, 09/25/43, Ser. 2003-W14,
                 Class 1A-1                                                            593
         1,900   Impac Secured Assets Corp., 2.04%,
                 11/25/34, Ser. 2004-3, Class 1A4, FRN                               1,900
         2,200   Indymac Index Mortgage Loan Trust,
                 2.08%, 09/25/34, Ser. 2004-AR7,
                 Class A1, FRN                                                       2,200
         4,154   Medallion Trust (Australia), 1.88%,
                 05/25/35, Ser. 2004-1G, Class A1, FRN                               4,155
         1,850   Mound Financing PLC (United Kingdom),
                 1.85%, 02/08/08, Ser. 3A,
                 Class A1-1, FRN, #                                                  1,850
         5,400   Permanent Financing PLC (United Kingdom),
                 1.48%, 03/10/09, Ser. 4, Class 2A                                   5,398
           538   Residential Asset Securitization Trust,
                 5.15%, 01/25/33, Ser. 2002-A14J, Class A2                             539
         1,705   RMAC (United Kingdom), 1.58%, 12/12/20,
                 Ser. 2004-NS1A, Class A1B, FRN, #                                   1,705
                 Thornburg Mortgage Securities Trust,
         1,517   1.96%, 04/25/43, Ser. 2003-2,
                 Class A1, FRN                                                       1,522
         1,079   1.93%, 06/25/44, Ser. 2004-2,
                 Class A1, FRN                                                       1,077
         1,343   Washington Mutual, 2.06%, 07/25/44,
                 Ser. 2004-AR10, Class A1A, FRN                                      1,343
         1,400   Wells Fargo Mortgage Backed Securities
                 Trust, 3.54%, 09/25/34, Ser. 2004-S,
                 Class A4, FRN                                                       1,369
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities                                                         25,840
                 (Cost $25,855)
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.3%
$        1,870   Calstrs Trust, 1.90%, 11/20/12,
                 Ser. 2002-C6, Class A1, FRN, #                             $        1,870
                 Calwest Industrial Trust,
         2,700   1.98%, 02/15/12, Ser. 2002-CALW,
                 Class AFL, FRN, #                                                   2,702
         1,353   1.87%, 06/15/15, Ser. 2003-CALA,
                 Class A, FRN, #                                                     1,355
         1,650   Capital One Multi-Asset Execution Trust,
                 2.85%, 12/15/10, Ser. 2003-A, FRN, #                                1,706
         2,050   Goldman Sachs Mortgage Securities II,
                 1.75%, 11/15/15, Ser. 2003-FL6A,
                 Class A1, FRN, #                                                    2,051
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage Backed
                 Securities                                                          9,684
                 (Cost $9,674)
                 -------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 30.6%
         1,500   American Express Credit Account Master
                 Trust, 2.10%, 02/15/12, Ser. 2004-C,
                 Class C, FRN, #                                                     1,500
                 AmeriCredit Automobile Receivables Trust,
           568   1.74%, 10/12/06, Ser. 2002-A,
                 Class A3, FRN                                                         568
         1,903   1.72%, 04/12/07, Ser. 2002-C,
                 Class A3, FRN                                                       1,904
                 Capital One Auto Finance Trust,
           700   1.71%, 01/15/08, Ser. 2003-B,
                 Class A3, FRN                                                         701
         4,000   1.70%, 03/15/11, Ser. 2004-A,
                 Class A4, FRN                                                       4,000
         1,600   Capital One Master Trust, 2.40%,
                 08/15/08, Ser. 2000-4, Class C, FRN, #                              1,604
                 Capital One Multi-Asset Execution Trust,
           800   1.71%, 05/15/08, Ser. 2003-A2,
                 Class A2, FRN                                                         801
         1,350   1.99%, 01/15/09, Ser. 2003-A1,
                 Class A1, FRN                                                       1,357
         1,700   2.77%, 02/17/09, Ser. 2003-B1,
                 Class B1, FRN                                                       1,725
         1,000   CARSS Finance LP(Cayman Islands), 1.88%,
                 01/15/11, Ser. 2004-A, Class B1, FRN, #                             1,000
                 Centex Home Equity,
$        1,337   1.90%, 01/25/34, Ser. 2004-A,
                 Class AV2, FRN                                             $        1,339
         1,402   1.82%, 03/25/34, Ser. 2004-B,
                 Class AV1, FRN                                                      1,402
         1,543   1.87%, 06/25/34, Ser. 2004-C,
                 Class AV2, FRN                                                      1,543
                 Citibank Credit Card Issuance Trust,
         1,400   7.45%, 09/15/07, Ser. 2000-C1, Class C1                             1,470
           200   2.70%, 01/15/08, Ser. 2003-A2, Class A2                               201
         2,050   2.55%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN                                                       2,069
         2,900   1.82%, 05/20/11, Ser. 2004-B1,
                 Class B1, FRN                                                       2,900
         1,350   Citifinancial Mortgage Securities, Inc.,
                 1.91%, 08/25/33, Ser. 2003-3,
                 Class AV1, FRN                                                      1,351
         1,940   Citigroup Mortgage Loan Trust, Inc., 2.00%,
                 12/25/33, Ser. 2003-HE3, Class A, FRN                               1,945
         2,130   CNH Equipment Trust, 1.74%, 01/15/08,
                 Ser. 2003-B, Class A3A, FRN                                         2,134
                 Countrywide Asset-Backed Certificates,
           900   2.12%, 02/25/34, Ser. 2004-BC1,
                 Class M1, FRN                                                         900
           500   2.07%, 11/25/34, Ser. 2004-6,
                 Class 2A4, FRN                                                        500
         3,434   Countrywide Home Equity Loan Trust,
                 1.87%, 05/15/29, Ser. 2003-C, Class A, FRN                          3,432
         2,750   Daimler Chrysler Auto Trust, 2.88%,
                 10/08/09, Ser. 2003-A, Class A4                                     2,755
           360   EQCC Trust, 1.92%, 11/25/31, Ser. 2002-1,
                 Class 2A, FRN                                                         361
         1,642   Fifth Third Home Equity Loan Trust, 1.85%,
                 09/20/23, Ser. 2003-1, Class A,  FRN                                1,640
            35   Fleet Credit Card Master Trust II, 1.65%,
                 10/15/07, Ser. 2002-A, Class A, FRN                                    35
         1,854   Fleet Home Equity Loan Trust, 1.85%,
                 01/20/33, Ser. 2003-1, Class A, FRN                                 1,854
           287   Ford Credit Auto Owner Trust, 1.72%,
                 01/15/06, Ser. 2002-A, Class A3B, FRN                                 287

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
$        2,450   Ford Credit Floorplan Master Owner
                 Trust, 1.74%, 07/15/08, Ser. 2001-2,
                 Class A, FRN                                               $        2,456
           756   GE Corp. Aircraft Financing, 1.79%,
                 06/25/10, Ser. 2003-A, Class A1, FRN, #                               756
         3,400   GMAC Mortgage Corp Loan Trust, 1.70%,
                 06/25/34, Ser. 2004-HE1, Class A1, FRN                              3,400
           481   Greenpoint Home Equity Loan Trust, 1.87%,
                 04/15/29, Ser. 2003-1, Class A, FRN                                   482
           400   Household Home Equity Loan Trust 1.90%,
                 04/20/32, Ser. 2002-2, Class A, FRN                                   400
                 Honda Auto Receivables Owner Trust,
         1,250   1.57%, 06/19/06, Ser. 2003-5, Class A2                              1,248
           569   3.96%, 02/19/07, Ser. 2001-3, Class A4                                572
           200   Household Automotive Trust, 1.94%,
                 05/18/09, Ser. 2002-3, Class A4B, FRN                                 201
                 Household Mortgage Loan Trust,
         1,683   1.95%, 02/20/33, Ser. 2003-HC1,
                 Class A, FRN                                                        1,686
           550   1.98%, 01/20/34, Ser. 2004-HC1,
                 Class A, FRN                                                          550
                 Long Beach Mortgage Loan Trust,
           405   2.08%, 11/26/32, Ser. 2002-4,
                 Class 2A, FRN                                                         407
         2,737   1.96%, 08/25/33, Ser. 2003-4,
                 Class AV3, FRN                                                      2,741
         2,050   2.30%, 08/25/33, Ser. 2003-4,
                 Class M1, FRN                                                       2,064
            50   MBNA Master Credit Card Trust USA, 1.73%,
                 02/15/07, Ser. 2001-A4, Class A, FRN                                   50
         1,204   Metris Master Trust, 1.88%, 04/20/11,
                 Ser. 2004-1, Class A, FRN                                           1,204
                 Option One Mortgage Loan Trust,
           380   1.91%, 02/25/32, Ser. 2002-1,
                 Class A, FRN                                                          380
           100   1.89%, 06/25/32, Ser. 2002-2,
                 Class A, FRN                                                          101
         1,630   2.04%, 02/25/33, Ser. 2003-1,
                 Class A2, FRN                                                       1,635
         6,482   Orchid Structured Finance CDO LTD
                 (Cayman Islands), 1.82%, 11/18/38,
                 Ser. 2003-1A, Class A1-MM, FRN, #                                   6,481
                 Residential Asset Securities Corp.,
$        1,498   1.87%, 07/25/32, Ser. 2002-KS4,
                 Class AIIB, FRN                                            $        1,497
         2,044   1.94%, 11/25/33, Ser. 2003-KS9,
                 Class A2B, FRN                                                      2,045
         1,187   Residential Funding Mortgage Securities II,
                 1.88%, 01/29/29, Ser. 2003-HS4,
                 Class AIB, FRN                                                      1,187
         1,250   Sears Credit Account Master Trust, 1.70%,
                 02/18/09, Ser. 2002-1, Class A, FRN                                 1,250
                 SLM Student Loan Trust,
           538   1.56%, 06/15/10, Ser. 2002-8,
                 Class A2, FRN                                                         538
         1,093   1.69%, 10/25/10, Ser. 2002-1,
                 Class A1, FRN                                                       1,093
         1,300   1.68%, 12/16/19, Ser. 2003-10A,
                 Class A2, FRN, #                                                    1,304
         2,900   Volkswagen Auto Loan Enhanced Trust,
                 2.94%, 03/22/10, Ser. 2003-2, Class A4                              2,893
                 Wachovia Asset Securitization, Inc.,
         3,285   2.05%, 12/25/32, Ser. 2002-HE2,
                 Class A, FRN                                                        3,296
         2,450   1.84%, 06/25/34, Ser. 2004-HE1,
                 Class A, FRN                                                        2,450
         2,500   WFS Financial Owner Trust, 1.86%,
                 05/20/08, Ser. 2003-A3, Class B, FRN                                2,503
                 -------------------------------------------------------------------------
                 Total Asset Backed Securities                                      90,148
                 (Cost $90,157)
                 -------------------------------------------------------------------------

                 CERTIFICATES OF DEPOSIT -- 1.6%
         4,600   Deutsche Bank AG/New York (Yankee),
                 1.94%, 05/15/07, Floating Rate                                      4,593
                 (Cost $4,600)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                       281,403
                 (Cost $281,251)
                 -------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.5%

                 U.S. TREASURY SECURITY -- 0.0% ^
           100   United States Treasury Bill, 1.19%,
                 09/30/04 @                                                            100
                 (Cost $100)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

                 MUNICIPAL SECURITIES -- 0.9%
                 NORTH CAROLINA - 0.2%
$          500   Wake Forest University, Ser. 1997,
                 Rev., FRDO, 1.62%, 09/01/04                                $          500

                 SOUTH CAROLINA - 0.7%
         2,050   South Carolina Student Loan Corp.,
                 Education Loans, Ser. A-1, Rev.,
                 FRDO, 1.68%, 09/14/04                                               2,050
                 -------------------------------------------------------------------------
                 Total Municipal Securities                                          2,550
                 (Cost $2,550)
                 -------------------------------------------------------------------------

                 COMMERCIAL PAPER -- 1.8%
                 AUTOMOTIVE -- 1.2%
         3,700   Ford Motor Credit Co., 1.77%, 09/03/04 +                            3,700

                 CONSUMER PRODUCTS -- 0.6%
$        1,650   Altria Group, Inc., 1.97%, 10/15/04 +                      $        1,646
                 -------------------------------------------------------------------------
                 Total Commercial Paper                                              5,346
                 (Cost $5,346)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 1.8%
         5,393   JPMorgan Prime Money Market Fund (a)                                5,393
                 (Cost $5,393)
                 -------------------------------------------------------------------------
                 Total Short-Term Investments                                       13,389
                 (Cost $13,389)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $      294,792
                 (COST $294,640)
                 -------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                  NOTIONAL             UNREALIZED
NUMBER OF                                                                         VALUE AT           APPRECIATION
CONTRACTS        DESCRIPTION                         EXPIRATION DATE         8/31/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
                 SHORT FUTURES OUTSTANDING
            (7)  2 Year Treasury Notes                December, 2004           $    (1,482)             $      (2)
           (22)  5 Year Treasury Notes                December, 2004                (2,435)                   (10)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.3%

                 U.S. TREASURY SECURITIES -- 6.0%
                 U.S. Treasury Notes & Bonds,
$          135   6.88%, 05/15/06 + @                                        $          145
         1,515   4.25%, 08/15/14 +                                                   1,530
           350   5.38%, 02/15/31                                                       373
                 Total U.S. Treasury Securities                                      2,048
                 (Cost $2,034)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 83.7%
                 ARGENTINA -- 3.1%
         1,500   Republic of Argentina,
                 1.98%, 08/03/12, FRN                                                1,071

                 BRAZIL -- 21.7%
           300   Banco Nacional de
                 Desenvolvimiento Economico e
                 Social, 9.62%, 06/16/08,
                 Regulation S, FRN                                                     308
                 Federal Republic of Brazil,
           350   7.34%, 06/29/09, FRN                                                  375
           625   12.00%, 04/15/10                                                      720
           525   10.00%, 08/07/11                                                      554
           700   11.00%, 01/11/12                                                      775
         2,504   2.13%, 04/15/12, FRN                                                2,257
           651   8.00%, 04/15/14                                                       637
           665   12.75%, 01/15/20                                                      803
           585   8.88%, 04/15/24, Ser. B                                               532
            50   10.13%, 05/15/27                                                       51
           425   11.00%, 08/17/40                                                      454
                 -------------------------------------------------------------------------
                                                                                     7,466
                 -------------------------------------------------------------------------

                 COLOMBIA -- 2.8%
                 Republic of Colombia,
           250   9.75%, 04/23/09, Ser. NOV                                             279
           428   9.75%, 04/09/11                                                       486
           170   11.75%, 02/25/20, MTN                                                 207
                 -------------------------------------------------------------------------
                                                                                       972
                 -------------------------------------------------------------------------

                 DOMINICAN REPUBLIC -- 0.6%
           267   Dominican Republic, 9.50%,
                 09/27/06, Regulation S                                                203

                 ECUADOR -- 0.5%
$          179   Republic of Ecuador, 12.00%, 11/15/12,
                 Regulation S                                               $          174

                 EL SALVADOR -- 0.8%
           285   Republic of El Salvador, 8.25%,
                 04/10/32, #                                                           278

                 MEXICO -- 8.6%
                 United Mexican States,
           220   11.50%, 05/15/26                                                      330
           650   8.00%, 09/24/22, Ser. A, MTN                                          733
           490   8.30%, 08/15/31, MTN                                                  562
         1,253   7.50%, 04/08/33, Ser. A, MTN                                        1,326
                 -------------------------------------------------------------------------
                                                                                     2,951
                 -------------------------------------------------------------------------

                 PANAMA -- 1.9%
                 Republic of Panama,
           210   9.63%, 02/08/11                                                       239
            20   10.75%, 05/15/20                                                       24
           345   9.38%, 01/16/23                                                       374
                 -------------------------------------------------------------------------
                                                                                       637
                 -------------------------------------------------------------------------

                 PERU -- 4.8%
                 Republic of Peru,
           240   9.88%, 02/06/15                                                       270
           425   8.38%, 05/03/16                                                       429
           830   4.50%, 03/07/17, FRN                                                  718
           264   5.00%, 03/07/17, FRN                                                  239
                 -------------------------------------------------------------------------
                                                                                     1,656
                 -------------------------------------------------------------------------

                 PHILIPPINES -- 2.1%
                 Republic of Philippines,
            83   9.88%, 03/16/10                                                        92
           409   8.38%, 02/15/11                                                       415
           195   9.88%, 01/15/19                                                       204
                 -------------------------------------------------------------------------
                                                                                       711
                 -------------------------------------------------------------------------

                 RUSSIA -- 19.1%
         1,250   Aries Vermoegensverwaltungs, 9.60%,
                 10/25/14, #                                                         1,400

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 RUSSIA -- CONTINUED
                 Russian Federation,
$          430   11.00%, 07/24/18, Regulation S                             $          561
           250   12.75%, 06/24/28, Regulation S                                        379
           870   5.00%, 03/31/30,
                 Regulation S, SUB                                                     833
         3,548   5.00%, 03/31/30, SUB, #                                             3,398
                 -------------------------------------------------------------------------
                                                                                     6,571
                 -------------------------------------------------------------------------

                 TRINIDAD/TOBAGO -- 0.6%
           155   Republic of Trinidad & Tobago,
                 9.75%, 07/01/20, Regulation S                                         205

                 TURKEY -- 4.8%
                 Republic of Turkey,
           275   11.75%, 06/15/10                                                      338
           373   11.50%, 01/23/12                                                      459
           265   11.00%, 01/14/13                                                      322
           475   9.50%, 01/15/14                                                       536
                 -------------------------------------------------------------------------
                                                                                     1,655
                 -------------------------------------------------------------------------

                 UKRAINE -- 3.9%
                 Republic of Ukraine,
           154   11.00%, 03/15/07, Regulation S                                        166
           595   6.88%, 03/04/11, #                                                    589
           585   7.65%, 06/11/13, #                                                    591
                 -------------------------------------------------------------------------
                                                                                     1,346
                 -------------------------------------------------------------------------

                 URUGUAY -- 3.6%
                 Republic of Uruguay,
           290   7.50%, 03/15/15                                                       241
           120   7.88%, 01/15/33                                                        89
UYU     24,500   Republic Orient Uruguay,
                 17.75%, 02/04/06                                                      910
                 -------------------------------------------------------------------------
                                                                                     1,240
                 -------------------------------------------------------------------------

                 VENEZUELA -- 4.8%
                 Republic of Venezuela,
           125   5.38%, 08/07/10                                                       109
           500   10.75%, 09/19/13                                                      544
$          400   7.00%, 12/01/18, Regulation S                              $          327
           725   9.25%, 09/15/27                                                       676
                 -------------------------------------------------------------------------
                                                                                     1,656
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                28,792
                 (Cost $24,110)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 6.6%
                 BRAZIL -- 1.1%
           380   Trikem SA, 10.63%, 07/24/07, #                                        394

                 LUXEMBOURG -- 1.3%
           440   Gazprom International SA, 7.20%,
                 02/01/20, #                                                           442

                 MEXICO -- 4.2%
           400   BBVA Bancomer Capital Trust I,
                 10.50%, 02/16/11, #                                                   440
           580   PEMEX Project Funding
                 Master Trust (Mexico),
                 7.38%, 12/15/14                                                       636
           330   Petroleos Mexicanos, 8.63%,
                 12/01/23, Regulation S                                                370
                 -------------------------------------------------------------------------
                                                                                     1,446
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                       2,282
                 (Cost $2,236)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
                 WARRANTS -- 0.0%
                 NIGERIA -- 0.0%
             1   Central Bank of Nigeria,
                 expires 11/15/20 *                                                      0

                 SINGAPORE -- 0.0%
             0^^ Asia Pulp & Paper Co., LTD, ADR,
                 expires 3/15/05, # * (f)                                                0

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES           ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%

                 VENEZUELA -- 0.0%
             1   Republic of Venezuela (Oil Obligation),
                 expires 4/15/20 *                                                       0
                 Total Warrants                                                          0
                 (Cost $0^^)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                        33,122
                 (Cost $28,380)
                 -------------------------------------------------------------------------

PRINCIPAL
AMOUNT ~
------------------------------------------------------------------------------------------
                 U.S. TREASURY SECURITY -- 2.6%
$          900   United States Treasury Bill,
                 1.54%, 11/26/04 +                                          $          897
                 (Cost $897)

SHARES           ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 1.1%
           371   JPMorgan Prime Money
                 Market Fund (a) +                                                     371
                 (Cost $371)
                 Total Short-Term Investments
                 (Cost $1,268)                                                       1,268
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $       34,390
                 (COST $29,648)
                 -------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, AUGUST 31, 2004

INDUSTRY
-------------------------------------------------------------------------------
Foreign Government Securities                                              79.6%
U.S. Treasury Securities                                                    8.6
Financial Services                                                          5.9
Oil & Gas                                                                   2.4
Banking                                                                     1.3
Chemicals                                                                   1.1
Money Market Fund                                                           1.1
                                                                          100.0%

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                  NOTIONAL             UNREALIZED
NUMBER OF                                                                         VALUE AT           APPRECIATION
CONTRACTS        DESCRIPTION                         EXPIRATION DATE         8/31/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
            17   10 Year Treasury Notes               December, 2004           $     1,909              $      11

                 SHORT FUTURES OUTSTANDING
            (3)  Treasury Bonds                       December, 2004                  (334)                    (5)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.5%

                 U.S. TREASURY SECURITIES -- 3.1%
                 U.S. Treasury Notes & Bonds,
$          110   1.88%, 11/30/05 @ +                                        $          110
            80   6.63%, 05/15/07 @ +                                                    88
           145   4.75%, 05/15/14 +                                                     152
           125   5.50%, 08/15/28 @ +                                                   133
           405   5.38%, 02/15/31 +                                                     432
                 -------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                        915
                 (Cost $896)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 24.4%
                 Dominican Republic (Dominican Republic),
           387   9.50%, 09/27/06, Regulation S                                         293
            18   9.04%, 01/23/13, #                                                     13
                 -------------------------------------------------------------------------
                                                                                       306
                 -------------------------------------------------------------------------

                 Federal Republic of Brazil (Brazil),
            65   7.72%, 06/29/09, FRN                                                   70
            20   10.00%, 08/07/11                                                       21
            25   11.00%, 01/11/12                                                       28
           160   2.13%, 04/15/12, FRN                                                  144
            72   8.00%, 04/15/14                                                        70
            75   8.88%, 04/15/24, Ser. B                                                68
            40   11.00%, 08/17/40                                                       43
                 -------------------------------------------------------------------------
                                                                                       444
                 -------------------------------------------------------------------------

                 Federal Republic of Germany (Germany),
EUR         30   5.00%, 05/20/05, Ser. 135                                              37
EUR         60   5.00%, 08/19/05, Ser. 136                                              75
EUR        200   4.00%, 02/16/07, Ser. 139                                             251
EUR        120   5.25%, 01/04/08, Ser. 98                                              157
EUR         10   5.25%, 01/04/11, Ser. 00                                               13
EUR         60   6.25%, 01/04/24, Ser. 94                                               89
EUR        130   4.75%, 07/04/34, Ser. 03                                              160
                 -------------------------------------------------------------------------
                                                                                       782
                 -------------------------------------------------------------------------

                 Government of Canada (Canada),
CAD         20   7.00%, 12/01/06                                                        16
CAD         40   5.50%, 06/01/10                                                        32
CAD         40   5.25%, 06/01/12                                                        32
CAD         20   8.00%, 06/01/27, Ser. VW17                                             21
                 -------------------------------------------------------------------------
                                                                                       101
                 -------------------------------------------------------------------------

                 Government of France (France),
EUR         50   4.50%, 07/12/06                                            $           63
EUR        145   5.50%, 04/25/07                                                       189
EUR         90   4.00%, 04/25/13                                                       110
EUR         40   4.00%, 04/25/14                                                        48
EUR        190   5.00%, 10/25/16                                                       248
EUR         35   5.75%, 10/25/32                                                        49
                 -------------------------------------------------------------------------
                                                                                       707
                 -------------------------------------------------------------------------

                 Kingdom of Belgium (Belgium),
EUR         60   3.75%, 03/28/09, Ser. 32                                               74
EUR         80   4.25%, 09/28/13, Ser. 41                                               99
                 -------------------------------------------------------------------------
                                                                                       173
                 -------------------------------------------------------------------------

                 Malaysia Government International Bond (Malaysia),
            30   8.75%, 06/01/09                                                        36
           190   7.50%, 07/15/11                                                       223
                 -------------------------------------------------------------------------
                                                                                       259
                 -------------------------------------------------------------------------

                 National Republic of Bulgaria (Bulgaria),
            50   2.75%, 07/28/11, Ser. IAB, FRN                                         50
            46   2.75%, 07/28/11, Ser. RIAB, FRN                                        45
            42   2.75%, 07/28/12, Ser. A, FRN                                           42
           124   8.25%, 01/15/15, #                                                    152
                 -------------------------------------------------------------------------
                                                                                       289
                 -------------------------------------------------------------------------

EUR        135   Netherlands Government Bond
                 (The Netherlands),
                 3.00%, 07/15/07                                                       165

                 Republic of Colombia (Colombia),
            15   9.75%, 04/23/09, Ser. NOV                                              17
           190   9.75%, 04/09/11                                                       216
            70   11.75%, 02/25/20, MTN                                                  85
                 -------------------------------------------------------------------------
                                                                                       318
                 -------------------------------------------------------------------------

            60   Republic of Costa Rica (Costa Rica),
                 6.55%, 03/20/14, #                                                     54

                 Republic of El Salvador (El Salvador),
            38   8.50%, 07/25/11, Regulation S                                          42
           170   8.25%, 04/10/32, #                                                    166
                 -------------------------------------------------------------------------
                                                                                       208
                 -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 Republic of Panama (Panama),
$           75   9.63%, 02/08/11                                            $           86
           100   10.75%, 05/15/20                                                      120
           125   9.38%, 01/16/23                                                       136
            15   9.38%, 04/01/29                                                        17
                 -------------------------------------------------------------------------
                                                                                       359
                 -------------------------------------------------------------------------

                 Republic of Peru (Peru),
            40   9.88%, 02/06/15                                                        45
            85   8.38%, 05/03/16                                                        86
           227   4.50%, 03/07/17, FRN                                                  196
           137   5.00%, 03/07/17, FRN                                                  124
                 -------------------------------------------------------------------------
                                                                                       451
                 -------------------------------------------------------------------------

                 Republic of Philippines (Philippines),
           103   8.38%, 02/15/11                                                       104
            85   9.88%, 01/15/19                                                        89
                 -------------------------------------------------------------------------
                                                                                       193
                 -------------------------------------------------------------------------

                 Republic of South Africa (South Africa),
            40   9.13%, 05/19/09                                                        48
           115   8.50%, 06/23/17                                                       138
                 -------------------------------------------------------------------------
                                                                                       186
                 -------------------------------------------------------------------------

            40   Republic of Trinidad & Tobago
                 (Trinidad & Tobago),
                 9.75%, 07/01/20, Regulation S                                          53

                 Republic of Turkey (Turkey),
            25   9.88%, 03/19/08                                                        28
            55   12.00%, 12/15/08                                                       67
            65   11.75%, 06/15/10                                                       80
            19   11.50%, 01/23/12                                                       23
            90   11.00%, 01/14/13                                                      109
            25   9.50%, 01/15/14                                                        28
                 -------------------------------------------------------------------------
                                                                                       335
                 -------------------------------------------------------------------------

                 Republic of Ukraine (Ukraine),
           148   11.00%, 03/15/07, Regulation S                                        160
           100   6.88%, 03/04/11, #                                                     99
           130   7.65%, 06/11/13, Regulation S                                         131
                 -------------------------------------------------------------------------
                                                                                       390
                 -------------------------------------------------------------------------

                 Republic of Venezuela (Venezuela),
$           83   2.75%, 12/18/07, Ser. DL, FRN                              $           82
           215   5.38%, 08/07/10                                                       188
           165   7.00%, 12/01/18, Regulation S                                         135
           145   9.25%, 09/15/27                                                       135
                 -------------------------------------------------------------------------
                                                                                       540
                 -------------------------------------------------------------------------

           600   Russian Federation (Russia),
                 5.00%, 03/31/30,
                 Regulation S, SUB                                                     574

                 U.K. Treasury Gilt (United Kingdom),
GBP         10   8.50%, 12/07/05                                                        19
GBP         20   5.75%, 12/07/09                                                        37
GBP         10   8.00%, 09/27/13                                                        22
GBP         30   5.00%, 09/07/14                                                        54
GBP         15   4.75%, 09/07/15                                                        27
                 -------------------------------------------------------------------------
                                                                                       159
                 -------------------------------------------------------------------------

                 United Mexican States (Mexico),
            25   6.38%, 01/16/13, MTN                                                   26
            40   6.63%, 03/03/15                                                        42
            60   11.50%, 05/15/26                                                       90
            55   8.30%, 08/15/31, MTN                                                   63
            53   7.50%, 04/08/33, Ser. A, MTN                                           56
                 -------------------------------------------------------------------------
                                                                                       277
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                 7,323
                 (Cost $6,479)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 52.7%
                 ADVERTISING -- 0.5%
           130   RH Donnelley Finance Corp. I,
                 10.88%, 12/15/12, #                                                   154

                 AEROSPACE -- 0.4%
           100   L-3 Communications Corp.,
                 7.63%, 06/15/12                                                       108

                 AGRICULTURAL PRODUCTION/SERVICES -- 0.3%
            30   RJ Reynolds Tobacco Holdings, Inc.,
                 7.88%, 05/15/09, Ser. B                                                31

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 AGRICULTURAL PRODUCTION/SERVICES -- CONTINUED
$           65   Seminis Vegetable Seeds, Inc.,
                 10.25%, 10/01/13                                           $           72
                 -------------------------------------------------------------------------
                                                                                       103
                 -------------------------------------------------------------------------

                 AIRLINES -- 0.6%
            60   Delta Air Lines, Inc., 7.90%,
                 12/15/09* (d)                                                          19
           134   Northwest Airlines Corp., 8.07%,
                 10/01/19, Ser. 2000-1                                                 147
                 -------------------------------------------------------------------------
                                                                                       166
                 -------------------------------------------------------------------------

                 AUTOMOTIVE -- 5.1%
           300   DaimlerChrysler N.A. Holding Corp.,
                 6.50%, 11/15/13                                                       324
            45   Dana Corp., 9.00%, 08/15/11                                            54
                 Ford Motor Credit Co.,
           300   7.38%, 10/28/09                                                       328
           250   7.88%, 06/15/10                                                       278
           300   General Motors Corp., 8.38%, 07/15/33                                 319
            23   HLI Operating Co., Inc., 10.50%, 06/15/10                              26
           100   Tenneco Automotive, Inc., 10.25%,
                 07/15/13, Ser. B                                                      116
                 TRW Automotive, Inc.,
            22   9.38%, 02/15/13                                                        25
            65   11.00%, 02/15/13                                                       79
                 -------------------------------------------------------------------------
                                                                                     1,549
                 -------------------------------------------------------------------------

                 BANKING -- 1.9%
           175   Abbey National Capital Trust I,
                 8.96%, to 6/30;  thereafter FRN,
                 12/31/49                                                              234
           300   ABN-Amro North American Holding
                 Preferred Capital Repackage Trust I,
                 6.52% to 11/12; thereafter FRN,
                 12/31/49, #                                                           330
                 -------------------------------------------------------------------------
                                                                                       564
                 -------------------------------------------------------------------------

                 BIOTECHNOLOGY -- 0.2%
            45   Bio-Rad Laboratories, Inc.,
                 7.50%, 08/15/13                                                        48

                 BROADCASTING/CABLE -- 0.6%
$           30   Cablevision Systems Corp., 8.00%,
                 04/15/12, #                                                $           31
           150   Echostar DBS Corp., 6.38%, 10/01/11                                   150
                 -------------------------------------------------------------------------
                                                                                       181
                 -------------------------------------------------------------------------

                 BUSINESS SERVICES -- 0.2%
            50   Iron Mountain, Inc., 8.63%, 04/01/13                                   54

                 CHEMICALS -- 1.8%
            35   Crompton Corp., 9.88%, 08/01/12, #                                     36
            30   Huntsman International LLC, 9.88%,
                 03/01/09                                                               32
            55   Huntsman LLC, 11.63%, 10/15/10                                         62
           210   Lyondell Chemical Co., 10.88%, 05/01/09                               220
           100   Nalco Co., 7.75%, 11/15/11, #                                         107
            65   PolyOne Corp., 10.63%, 05/15/10                                        71
                 -------------------------------------------------------------------------
                                                                                       528
                 -------------------------------------------------------------------------

                 COMPUTERS/COMPUTER HARDWARE -- 0.4%
           120   Electronic Data Systems Corp.,
                 6.50%, 08/01/13, Ser. B                                               119

                 CONSTRUCTION -- 1.1%
            45   Beazer Homes USA, Inc., 8.38%, 04/15/12                                49
           175   Pulte Homes, Inc., 6.38%, 05/15/33                                    169
           100   Terex Corp., 10.38%, 04/01/11, Ser. B                                 113
                 -------------------------------------------------------------------------
                                                                                       331
                 -------------------------------------------------------------------------

                 CONSTRUCTION MATERIALS -- 0.1%
            20   THL Buildco, Inc., 8.50%, 09/01/14, #                                  21

                 CONSUMER PRODUCTS -- 0.4%
            60   Elizabeth Arden, Inc., 7.75%, 01/15/14                                 62
            45   Rayovac Corp., 8.50%, 10/01/13                                         48
                 -------------------------------------------------------------------------
                                                                                       110
                 -------------------------------------------------------------------------

                 CONSUMER SERVICES -- 1.1%
            20   Alderwoods Group, Inc.,
                 7.75%, 09/15/12, #                                                     21
           150   Corrections Corp. of America,
                 7.50%, 05/01/11                                                       157

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 CONSUMER SERVICES -- CONTINUED
$          110   Service Corp. International, 6.75%,
                 04/01/16, #                                                $          106
            50   United Rentals North America, Inc.,
                 6.50%, 02/15/12                                                        48
                 -------------------------------------------------------------------------
                                                                                       332
                 -------------------------------------------------------------------------

                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.4%
            40   Celestica, Inc. (Canada), 7.88%, 07/01/11                              42
            85   Legrand SA (France), 8.50%, 02/15/25                                   92
                 -------------------------------------------------------------------------
                                                                                       134
                 -------------------------------------------------------------------------

                 ENTERTAINMENT/LEISURE -- 0.6%
           125   Argosy Gaming Co., 7.00%, 01/15/14                                    127
            20   Six Flags, Inc., 9.75%, 04/15/13                                       19
            50   Vail Resorts, Inc., 6.75%, 02/15/14                                    49
                 -------------------------------------------------------------------------
                                                                                       195
                 -------------------------------------------------------------------------

                 ENVIRONMENTAL SERVICES -- 0.5%
           150   Allied Waste North America, Inc., 7.38%,
                 04/15/14, Ser. B                                                      146

                 FINANCIAL SERVICES -- 7.7%
            30   Arch Western Finance LLC, 7.50%,
                 07/01/13, #                                                            31
         1,000   Core Investment Grade Bond Trust I,
                 4.73%, 11/30/07                                                     1,044
           100   Eircom Funding (Ireland), 8.25%,
                 08/15/13                                                              108
           325   Erac USA Finance Co., 9.13%, 12/15/04,
                 MTN, #                                                                331
           125   HSBC Capital Funding LP
                 (Channel Islands), 4.61%, to 06/13;
                 thereafter FRN, 12/31/49, #                                           120
           200   ING Capital Funding Trust III, 8.44%,
                 to 12/10; thereafter FRN, 12/31/49                                    242
            50   Nexstar Finance LLC/Nexstar Finance, Inc.,
                 12.00%, 04/01/08                                                       55
            35   PEMEX Project Funding Master Trust
                 (Mexico), 7.38%, 12/15/14                                              38
           250   UBS Preferred Funding Trust I, 8.62%,
                 to 10/10; thereafter FRN, 12/31/49                                    303
            45   UGS Corp., 10.00%, 06/01/12, #                                         49
                 -------------------------------------------------------------------------
                                                                                     2,321
                 -------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 0.5%
$           25   Del Monte Corp., 9.25%,
                 05/15/11, Ser. B                                           $           28
           105   Delhaize America, Inc., 8.13%, 04/15/11                               119
                 -------------------------------------------------------------------------
                                                                                       147
                 -------------------------------------------------------------------------

                 HEALTH CARE/HEALTH CARE SERVICES -- 3.0%
            25   Alliance Imaging, Inc., 10.38%, 04/15/11                               27
            90   Ardent Health Services, Inc., 10.00%,
                 08/15/13                                                               97
            55   Extendicare Health Services, Inc.,
                 6.88%, 05/01/14                                                        54
           100   Fresenius Medical Care
                 Capital Trust IV, 7.88%, 06/15/11                                     109
            85   Genesis HealthCare Corp., 8.00%,
                 10/15/13                                                               91
                 HCA, Inc.,
           115   5.25%, 11/06/08                                                       117
            40   6.75%, 07/15/13                                                        42
           700   Mariner Health Group, Inc., 9.50%,
                 04/01/06, Ser. B (d) (f) *                                              0^^
           100   Medex, Inc., 8.88%, 05/15/13                                          109
                 Tenet Healthcare Corp.,
           135   7.38%, 02/01/13                                                       125
            20   9.88%, 07/01/14, #                                                     21
           100   Triad Hospitals, Inc., 7.00%, 11/15/13                                101
                 -------------------------------------------------------------------------
                                                                                       893
                 -------------------------------------------------------------------------

                 HOTELS/OTHER LODGING -- 1.5%
           100   Ameristar Casinos, Inc., 10.75%,
                 02/15/09                                                              112
            20   ITT Corp., 7.38%, 11/15/15                                             21
           100   Mandalay Resort Group, 10.25%,
                 08/01/07, Ser. B                                                      112
                 MGM Mirage,
           100   8.38%, 02/01/11                                                       109
            45   6.75%, 09/01/12, #                                                     46
            40   Starwood Hotels & Resorts
                 Worldwide, Inc., 7.88%, 05/01/12                                       45
                 -------------------------------------------------------------------------
                                                                                       445
                 -------------------------------------------------------------------------

                 INSURANCE -- 0.9%
           200   AXA (France), 8.60%, 12/15/30                                         257

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 METALS/MINING -- 0.2%
$           50   Peabody Energy Corp., 6.88%,
                 03/15/13, Ser. B                                           $           53

                 MULTI-MEDIA -- 2.1%
            50   Charter Communications Operating LLC,
                 8.00%, 04/30/12, #                                                     50
           100   Lodgenet Entertainment Corp., 9.50%,
                 06/15/13                                                              109
           150   Primedia, Inc., 8.88%, 05/15/11                                       147
            50   Radio One, Inc., 8.88%, 07/01/11, Ser. B                               55
            45   Sinclair Broadcast Group, Inc.,
                 8.00%, 03/15/12                                                        46
           200   Time Warner, Inc., 7.63%, 04/15/31                                    229
                 -------------------------------------------------------------------------
                                                                                       636
                 -------------------------------------------------------------------------

                 OFFICE/BUSINESS EQUIPMENT -- 0.4%
           110   Xerox Corp., 7.63%, 06/15/13                                          117

                 OIL & GAS -- 3.3%
           175   Amerada Hess Corp., 7.30%, 08/15/31                                   188
            68   Chesapeake Energy Corp.,
                 6.88%, 01/15/16                                                        69
           175   Devon Financing Corp. ULC, 7.88%,
                 09/30/31                                                              211
           165   Gazprom International SA (Luxembourg),
                 7.20%, 02/01/20, #                                                    166
            20   Giant Industries, Inc., 8.00%, 05/15/14                                20
            50   Newfield Exploration Co., 6.63%,
                 09/01/14, #                                                            51
            90   Swift Energy Co., 9.38%, 05/01/12                                      99
           175   Valero Energy Corp., 7.50%, 04/15/32                                  203
                 -------------------------------------------------------------------------
                                                                                     1,007
                 -------------------------------------------------------------------------

                 PACKAGING -- 1.6%
           150   Crown European Holdings SA (France),
                 9.50%, 03/01/11                                                       167

                 Owens-Brockway Glass Container, Inc.,
            75   8.75%, 11/15/12                                                        83
            75   8.25%, 05/15/13                                                        79
            45   Silgan Holdings, Inc., 6.75%, 11/15/13                                 45
           100   Stone Container Corp., 9.75%, 02/01/11                                112
                 -------------------------------------------------------------------------
                                                                                       486
                 -------------------------------------------------------------------------

                 PAPER/FOREST PRODUCTS -- 1.5%
                 Boise Cascade Corp.,
$           45   6.50%, 11/01/10                                            $           50
            23   7.00%, 11/01/13                                                        26
            60   Bowater, Inc., 6.50%, 06/15/13                                         59
                 Georgia-Pacific Corp.,
           125   8.88%, 02/01/10                                                       146
           100   9.50%, 12/01/11                                                       122
            50   Tembec Industries, Inc. (Canada),
                 8.50%, 02/01/11                                                        53
                 -------------------------------------------------------------------------
                                                                                       456
                 -------------------------------------------------------------------------

                 PIPELINES -- 1.8%
            60   Dynegy Holdings, Inc.,
                 10.13%, 07/15/13, #                                                    68
           170   El Paso Corp., 7.88%, 06/15/12                                        164
                 Williams Companies, Inc.,
           100   8.63%, 06/01/10                                                       116
           155   8.13%, 03/15/12                                                       177
                 -------------------------------------------------------------------------
                                                                                       525
                 -------------------------------------------------------------------------

                 PRINTING & PUBLISHING -- 0.5%
            35   Sun Media Corp. (Canada),
                 7.63%, 02/15/13                                                        37
           100   Von Hoffman Corp., 10.25%, 03/15/09                                   112
                 -------------------------------------------------------------------------
                                                                                       149
                 -------------------------------------------------------------------------

                 REAL ESTATE INVESTMENT TRUST -- 0.3%
            80   Host Marriott LP, 9.25%, 10/01/07, Ser. G                              89

                 RETAILING -- 0.8%
            90   Dillard's, Inc., 7.85%, 10/01/12                                       95
            30   Ferrellgas Escrow LLC/Ferrellgas
                 Finance Escrow Corp., 6.75%, 05/01/14                                  30
           110   Ingles Markets, Inc., 8.88%, 12/01/11                                 116
                 -------------------------------------------------------------------------
                                                                                       241
                 -------------------------------------------------------------------------

                 SEMI-CONDUCTORS -- 0.4%
            62   AMI Semiconductor, Inc., 10.75%,
                 02/01/13                                                               72
            50   Freescale Semiconductor, Inc.,
                 7.13%, 07/15/14, #                                                     51
                 -------------------------------------------------------------------------
                                                                                       123
                 -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 STEEL -- 0.2%
$           50   Euramax International, Inc., 8.50%,
                 08/15/11                                                   $           53

                 TELECOMMUNICATIONS -- 5.7%
           100   AT&T Corp., 8.05%, 11/15/11                                           109
           175   AT&T Wireless Services, Inc., 8.13%,
                 05/01/12                                                              210
            65   Cincinnati Bell, Inc., 8.38%, 01/15/14                                 58
           100   Deutsche Telekom International Finance BV
                 (The Netherlands), 8.75%, 06/15/30                                    128
           100   France Telecom SA (France), 9.25%,
                 03/01/31                                                              132
            90   Insight Midwest LP/Insight Capital, Inc.,
                 10.50%, 11/01/10                                                       97
            75   Koninklijke KPN NV (The Netherlands),
                 8.00%, 10/01/10                                                        89
                 Nextel Communications, Inc.,
             5   9.38%, 11/15/09                                                         5
           170   7.38%, 08/01/15                                                       178
            70   Nortel Networks LTD (Canada), 6.13%,
                 02/15/06                                                               71
            55   PanAmSat Corp., 9.00%, 08/15/14, #                                     57
            40   Qwest Communications International,
                 7.25%, 02/15/11, #                                                     37
            15   Qwest Corp., 9.13%, 03/15/12, #                                        16
            50   Rogers Wireless Communications, Inc.
                 (Canada), 9.63%, 05/01/11                                              57
                 Sprint Capital Corp.,
           100   6.90%, 05/01/19                                                       109
           100   8.75%, 03/15/32                                                       127
            50   Triton PCS, Inc., 8.50%, 06/01/13                                      45
           175   Verizon Global Funding Corp.,
                 7.38%, 09/01/12                                                       204
                 -------------------------------------------------------------------------
                                                                                     1,729
                 -------------------------------------------------------------------------

                 UTILITIES -- 3.8%
           100   Calpine Corp., 8.75%, 07/15/13, #                                      78
           130   CMS Energy Corp., 7.75%, 08/01/10, #                                  137
           175   Dominion Resources, Inc., 6.30%,
                 03/15/33                                                              175
            55   DPL, Inc., 6.88%, 09/01/11                                             57
           130   Reliant Resources, Inc., 9.50%, 07/15/13                              144
$           65   Sierra Pacific Resources, 8.63%,
                 03/15/14, #                                                $           68
                 TECO Energy, Inc.,
            80   7.20%, 05/01/11                                                        84
           110   7.00%, 05/01/12                                                       114
           275   TXU Energy Co., 7.00%, 03/15/13                                       309
                 -------------------------------------------------------------------------
                                                                                     1,166
                 -------------------------------------------------------------------------

                 WHOLESALING -- 0.3%
            75   Aviall, Inc., 7.63%, 07/01/11                                          80
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                      15,816
                 (Cost $15,907)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED
                 SECURITIES -- 0.1%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
         3,121   Credit Suisse First Boston Mortgage
                 Securities Corp., 0.99%, 06/25/20,
                 Ser. 1997-2X, FRN, IO, #                                               31
             2   DLJ Mortgage Acceptance Corp.,
                 70.73%, 07/28/27, Ser. 1997-D, FRN, #                                   2
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities                                                             33
                 (Cost $203)
                 -------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED
                 SECURITIES -- 4.6%
                 Credit Suisse First Boston Mortgage
                 Securities Corp.,
           150   6.38%, 12/16/35, Ser. 2001-CK1, Class A3                              166
           200   4.30%, 07/15/36, Ser. 2004-C3, Class A3                               203
                 Morgan Stanley Capital I,
           300   8.20%, 12/03/05, Ser. 2000-HG,
                 Class E, FRN, #                                                       313
         1,000   7.70%, 10/03/30, Ser. 1997-XL1,
                 Class G, #                                                            682
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage Backed
                 Securities                                                          1,364
                 (Cost $1,632)
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PRIVATE PLACEMENTS -- 8.6%
                 CO-OP APARTMENTS -- 8.6%
$            0^^ 127-129-131 West 96th Street Note,
                 Secured by First Mortgage and
                 Agreement on Co-op Apartment
                 Building In New York City, 6.85%,
                 12/01/18, #, (f) (i)                                       $            0^^
             0^^ 127-129-131 West 96th Street Note,
                 Secured by Second Mortgage and
                 Agreement on Co-op Apartment
                 Building In New York City, 6.85%,
                 11/01/27, #, (f) (i)                                                    0^^
             0^^ 14-16 East 17th St., Secured By First
                 Mortgage and Agreement on Co-op
                 Apartment Building in Brooklyn,
                 New York, 7.00%, 03/01/12, #, (f) (i)                                   0^^
         1,329   270 5th Ave., Secured by First
                 Mortgage and Agreement on Co-op
                 Apartment Building in Brooklyn,
                 New York, 6.93%, 08/01/18, #, (f) (i)                               1,454
           527   3512 Oxford Ave., Secured By First
                 Mortgage and Agreement on Co-op
                 Apartment Building in Riverdale,
                 New York, 8.45%, 06/01/17, #, (f) (i)                                 623
           464   42 155th Street, Secured by First
                 Mortgage and Agreement on Co-op
                 Apartment Building in New York City,
                 7.00%, 01/01/14, #, (f) (i)                                           510
             0^^ 421 West 57th St. Note, Secured by
                 First Mortgage and Agreement on
                 Co-op Apartment Building In
                 New York City, 8.98%,
                 07/01/22, #, (f) (i)                                                    0^^
             0^^ 482 East 9th St., Kensington
                 Gardens Corp., Secured By First
                 Mortgage and Agreement on Co-op
                 Apartment Building in New York City,
                 6.85%,12/01/18, #, (f) (i)                                              0^^

                 CONVENTIONAL MULTI-FAMILY -- 0.0%^
             0^^ PC Shangri La MHC Co., 6.40%,
                 10/01/08, #, (f) (i)                                                    0^^
                 -------------------------------------------------------------------------
                 Total Private Placements                                            2,587
                 (Cost $2,320)
                 -------------------------------------------------------------------------

SHARES           ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
                 WARRANTS -- 0.0%
                 FOREIGN GOVERNMENT SECURITIES -- 0.0%
             1   Republic of Venezuela (Oil Obligation)
                 (Venezuela), expires 4/15/20 *                             $            0
                 (Cost $0^^)
                 -------------------------------------------------------------------------
                 Total Long - Term Investments                                      28,038
                 (Cost $27,437)
                 -------------------------------------------------------------------------

PRINCIPAL
AMOUNT ~
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%

                 U.S. TREASURY SECURITY -- 0.1%
  $         15   United States Treasury Bill,
                 1.24%, 10/07/04 + @                                                    15
                 (Cost $15)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 2.1%
EUR        350   French Treasury Bill (France), 0.00%,
                 09/23/04 +                                                            425
EUR        160   German Treasury Bill (Germany),
                 0.00%, 09/15/04                                                       194
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                   619
                 (Cost $617)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 4.3%
         1,301   JPMorgan Prime Money Market
                 Fund (a) +                                                          1,301
                 (Cost $1,301)
                 -------------------------------------------------------------------------
                 Total Short-Term Investments                                        1,935
                 (Cost $1,933)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $       29,973
                 (COST $29,370)
                 -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY COUNTRY, AUGUST 31, 2004

COUNTRY                                                          % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------------
United States                                                              68.6%
France                                                                      5.9
Germany                                                                     3.3
Russia                                                                      1.9
Venezuela                                                                   1.8
Brazil                                                                      1.5
Peru                                                                        1.5
The Netherlands                                                             1.3
Ukraine                                                                     1.3
Panama                                                                      1.2
Colombia                                                                    1.1
Turkey                                                                      1.1
Bulgaria                                                                    1.0
Dominican Republic                                                          1.0
Mexico                                                                      1.0
Canada                                                                      0.9
Malaysia                                                                    0.9
El Salvador                                                                 0.7
Belgium                                                                     0.6
Luxembourg                                                                  0.6
Philippines                                                                 0.6
South Africa                                                                0.6
United Kingdom                                                              0.5
Other (below 0.5%)                                                          1.1
TOTAL                                                                     100.0%
-------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                  NOTIONAL             UNREALIZED
NUMBER OF                                                                         VALUE AT           APPRECIATION
CONTRACTS        DESCRIPTION                         EXPIRATION DATE          8/31/04 (USD)  (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
             3   Euro-BOBL September, 2004                                     $       409              $       8
            16   Treasury Bonds                       December, 2004                 1,781                     25
            16   2 Year Treasury Notes                December, 2004                 3,387                      6
            38   5 Year Treasury Notes                December, 2004                 4,206                     21
            32   10 Year Treasury Notes               December, 2004                 3,594                     20

                 SHORT FUTURES OUTSTANDING
            (1)  Euro-BUND                           September, 2004                  (141)                    (5)
           (22)  Treasury Bonds                       December, 2004                (2,449)                   (34)
           (18)  10 Year Treasury Notes               December, 2004                (2,022)                   (13)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                   NET UNREALIZED
                                        SETTLEMENT          SETTLEMENT            VALUE AT           APPRECIATION
        CONTRACTS TO BUY                      DATE         VALUE (USD)       8/31/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
     10                  EUR               9/21/04             $    12         $        12              $      --^^

                                                                                                   NET UNREALIZED
                                        SETTLEMENT          SETTLEMENT            VALUE AT           APPRECIATION
        CONTRACTS TO SELL                     DATE         VALUE (USD)       8/31/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
    124                  CAD               9/21/04             $    93         $        94              $      (1)
  2,057                  EUR               9/21/04               2,512               2,499                     13
     84                  GBP               9/21/04                 154                 151                      3
-----------------------------------------------------------------------------------------------------------------
                                                               $ 2,759         $     2,744              $      15
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

SHARES           ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.2%

                 PREFERRED STOCKS -- 1.0%

                 FINANCIAL SERVICES -- 1.0%
             7   Pinto Totta International
                 Finance, 7.77%, #                                          $        7,298
                 (Cost $7,577)

PRINCIPAL
AMOUNT
(USD)
------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY SECURITIES -- 2.4%
$        2,100   Federal Home Loan
                 Mortgage Corp., 2.40%, 03/29/07                                     2,077
         2,000   Federal National Mortgage Association,
                 3.25%, 06/04/08, SUB                                                1,995
                 Overseas Private Investment Corp.,
         3,306   1.50%, 12/16/06, Ser. A, FRN                                        3,299
         2,102   1.50%, 12/16/06, Ser. B, FRN                                        2,098
           552   1.50%, 12/16/06, Ser. C, FRN                                          550
           228   1.50%, 12/16/06, Ser. D, FRN                                          227
         2,228   1.50%, 12/16/06, Ser. E, FRN                                        2,223
         1,105   1.50%, 12/16/06, Ser. F, FRN                                        1,102
         1,008   1.50%, 12/16/06, Ser. G, FRN                                        1,005
           726   1.50%, 12/16/06, Ser. H, FRN                                          724
         1,676   1.50%, 12/16/06, Ser. I, FRN                                        1,672
           726   1.50%, 12/16/06, Ser. J, FRN                                          724
           320   1.50%, 12/16/06, Ser. K, FRN                                          319
                 -------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                            18,015
                 (Cost $18,018)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 1.4%
         4,250   Republic of Chile (Chile), 2.06%,
                 01/28/08, FRN                                                       4,278
         3,600   Russian Federation (Russia), 10.00%,
                 06/26/07, #                                                         4,086
         1,800   United Mexican States (Mexico),
                 2.29%, 01/13/09, FRN                                                1,826
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                10,190
                 (Cost $10,175)
                 -------------------------------------------------------------------------

                 STATE AND MUNICIPAL OBLIGATIONS -- 1.0%
                 ILLINOIS -- 0.3%
         2,350   Illinois State, Taxable Pension,
                 GO, 2.50%, 06/01/08                                                 2,270

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
                 NORTH CAROLINA -- 0.2%
$        1,285   North Carolina Municipal Power
                 Agency No. 1, Catawba, Taxable,
                 Ser. B, Rev., 3.26%, 01/01/05                              $        1,287

                 OHIO -- 0.1%
           550   Ohio State Air Quality Development
                 Authority, Toledo, Ser. A, Rev.,
                 Adj., 2.20%, 04/01/24                                                 550

                 TEXAS -- 0.4%
         3,150   Texas Public Finance Authority,
                 Unemployment Compensation,
                 Ser. B, Rev., 2.63%, 06/15/06                                       3,151
                 -------------------------------------------------------------------------
                 Total State and Municipal Obligations                               7,258
                 (Cost $7,327)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 47.7%
                 AUTOMOTIVE -- 5.0%
         8,950   DaimlerChrysler N.A. Holding Corp.,
                 2.34%, 05/24/06, MTN, FRN                                           8,983
                 Ford Motor Credit Co.,
         3,900   3.54%, 10/25/04, FRN                                                3,908
         1,000   7.60%, 08/01/05                                                     1,043
         7,300   6.50%, 01/25/07                                                     7,759
           650   5.80%, 01/12/09                                                       671
                 General Motors Acceptance Corp.,
         2,300   4.15%, 02/07/05, MTN                                                2,322
           900   6.75%, 01/15/06                                                       944
         2,300   2.51%, 01/16/07, MTN, FRN                                           2,303
         3,500   2.56%, 07/16/07, FRN                                                3,501
         5,150   6.13%, 08/28/07                                                     5,449
                 -------------------------------------------------------------------------
                                                                                    36,883
                 -------------------------------------------------------------------------

                 BANKING -- 8.9%
         1,764   Abbey National PLC (United Kingdom)
                 (Yankee), 7.35%, to 10/06; thereafter
                 FRN, 12/31/49 +                                                     1,908
         2,050   Bacob Bank SC (Belgium), 7.25%, to
                 09/07; thereafter FRN, 12/31/49, # +                                2,243
         2,800   BBVA Bancomer Capital Trust I (Mexico),
                 10.50%, 02/16/11, # +                                               3,083

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        3,500   ForeningsSparbanken AB (Sweden),
                 7.50%, to 11/06; thereafter FRN,
                 12/31/49, #                                                $        3,801
         2,000   Industrial Bank of Korea (South Korea),
                 4.00%, to 05/09; thereafter FRN,
                 05/19/14, #                                                         1,961
         2,000   KBC Bank Fund Trust III, 9.86%,
                 to 11/09; thereafter FRN, 11/29/49, #                               2,486
                 KorAm Bank (South Korea),
         2,800   6.95%, 12/06/11                                                     3,025
         3,350   4.68%, 06/18/13, Ser. E, FRN, MTN                                   3,350
                 Popular North America, Inc.,
           200   6.13%, 10/15/06, Ser. E, MTN                                          212
         1,950   4.25%, 04/01/08                                                     1,988
         7,195   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.82%,
                 11/30/49, Ser. 3                                                    7,644
         5,150   Skandinaviska Enskilda Banken AB
                 (Sweden), 8.13%, to 09/06; thereafter
                 FRN, 09/06/49, #                                                    5,641
         6,750   Spintab AB (Sweden), 7.50%, to 08/06;
                 thereafter FRN, 12/31/49, #                                         7,297
         2,050   Svenska Handelsbanken (Sweden),
                 7.13%, to 03/07; thereafter FRN,
                 12/31/49, #                                                         2,226
         2,000   Unicredito Italiano Capital Trust II,
                 9.20%, to 10/10; thereafter FRN,
                 12/31/49, #                                                         2,477
                 US Bancorp,
         2,700   6.75%, 10/15/05                                                     2,824
         4,750   2.75%, 03/30/06, MTN                                                4,765
         2,500   Washington Mutual, Inc.,
                 7.50%, 08/15/06                                                     2,715
         1,430   Woori Bank (South Korea), 5.75%,
                 to 03/09; thereafter FRN, 03/13/14, #                               1,483
         4,650   Zions Bancorporation, 2.70%, 05/01/06                               4,646
                 -------------------------------------------------------------------------
                                                                                    65,775
                 -------------------------------------------------------------------------

                 BROADCASTING/CABLE -- 1.0%
         4,200   Comcast Cable Communications, Inc.,
                 6.38%, 01/30/06                                                     4,397
         2,650   Echostar DBS Corp., 9.13%, 01/15/09                                 2,915
                 -------------------------------------------------------------------------
                                                                                     7,312
                 -------------------------------------------------------------------------

                 COMPUTERS/COMPUTER HARDWARE -- 0.8%
$        3,800   Compaq Computer Corp.,
                 7.65%, 08/01/05                                            $        3,980
         2,000   Unisys Corp., 8.13%, 06/01/06                                       2,120
                 -------------------------------------------------------------------------
                                                                                     6,100
                 -------------------------------------------------------------------------

                 CONSUMER PRODUCTS -- 0.5%
         3,900   Diageo Finance BV (The Netherlands),
                 3.00%, 12/15/06                                                     3,905

                 DIVERSIFIED -- 0.4%
         3,000   Tyco International Group SA (Luxembourg)
                 (Yankee), 6.38%, 02/15/06                                           3,152

                 FINANCIAL SERVICES -- 13.1%
         4,600   BNP US Funding LLC, 7.74%, to 12/07;
                 thereafter FRN, 12/31/49, # +                                       5,176
         1,800   Capital One Bank, 4.25%, 12/01/08 +                                 1,817
         6,650   Capital One Financial Corp., 8.75%,
                 02/01/07 +                                                          7,434
         4,350   Caterpillar Financial Services Corp.,
                 2.59%, 07/15/06, MTN                                                4,340
         3,150   CIT Group, Inc., 6.50%, 02/07/06 +                                  3,319
         6,150   Countrywide Home Loans, Inc.,
                 2.88%, 02/15/07, Ser. L, MTN                                        6,101
                 Counts Trusts,
         3,450   2.49%, 08/15/07, Ser. 2002-10, FRN, # +                             3,479
         3,450   2.54%, 08/15/07, Ser. 2002-11, FRN, # +                             3,485
         3,250   Household Finance Corp., 3.38%,
                 02/21/06, MTN                                                       3,279
         2,000   HSBC Capital Funding LP
                 (Channel Islands), 9.55%, to 06/10;
                 thereafter FRN, 12/31/49, #                                         2,522
                 International Lease Finance Corp.,
         1,400   3.13%, 05/03/07, Ser. P, MTN                                        1,395
         2,100   4.35%, 09/15/08                                                     2,143
         6,100   Lehman Brothers Holdings, Inc.,
                 3.50%, 08/07/08                                                     6,059
         1,650   Mantis Reef LTD (Australia),
                 4.69%, 11/14/08, #                                                  1,670
         1,650   MBNA America Bank N.A.,
                 4.63%, 08/03/09                                                     1,683

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 FINANCIAL SERVICES -- CONTINUED
$        5,050   Merrill Lynch & Co., Inc., 5.36%,
                 02/01/07, Ser. B, MTN                                      $        5,352
           700   Mizuho JGB Investment LLC, 9.87%,
                 to 06/08; thereafter FRN, 12/31/49, #                                 822
         2,000   Mizuho Preferred Capital Co., LLC, 8.79%,
                 to 06/08; thereafter FRN, 12/31/49, #                               2,266
         2,800   Morgan Stanley, 5.80%, 04/01/07                                     2,986
         5,905   Natexis AMBS Co., LLC, 8.44%,
                 to 06/08, thereafter FRN, 12/31/49, #                               6,842
         1,800   Pricoa Global Funding I, 3.90%,
                 12/15/08, #                                                         1,806
         5,500   SLM Corp., 2.75%, 12/01/05                                          5,500
         1,575   Sovereign Bancorp., Inc.,
                 10.50%, 11/15/06                                                    1,829
                 Special Purpose Accounts Receivable
                 Cooperative Corp. (SPARCS),
         2,900   2.04%, 05/23/05, Ser. 2003-3, FRN, #                                2,900
         6,300   2.07%, 05/23/05, Ser. 2003-6, FRN, #                                6,300
         2,000   1.98%, 05/23/06, Ser. 2004-2, FRN, #                                2,000
         5,050   The Bear Stearns Co., Inc.,
                 6.50%, 05/01/06 +                                                   5,355
                 -------------------------------------------------------------------------
                                                                                    97,860
                 -------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 0.9%
         3,900   Conagra Foods, Inc., 6.00%, 09/15/06                                4,122
         2,100   Kraft Foods, Inc., 5.25%, 06/01/07                                  2,208
                 -------------------------------------------------------------------------
                                                                                     6,330
                 -------------------------------------------------------------------------

                 HOTELS/OTHER LODGING -- 0.8%
         2,650   Caesars Entertainment, Inc.,
                 7.88%, 12/15/05                                                     2,792
         2,650   Starwood Hotels & Resorts Worldwide,
                 Inc., 7.38%, 05/01/07                                               2,836
                 -------------------------------------------------------------------------
                                                                                     5,628
                 -------------------------------------------------------------------------

                 INSURANCE -- 2.0%
         5,350   ASIF Global Financing, 1.72%,
                 03/14/07, FRN, # +                                                  5,355
         3,650   Oil Insurance LTD (Bermuda), 1.71%,
                 04/08/09, FRN, # +                                                  3,650
         3,100   Prudential Financial, Inc.,
                 4.10%, 11/15/06                                                     3,161
$        2,600   Prudential Insurance Co. of America,
                 6.38%, 07/23/06, #                                         $        2,774
                 -------------------------------------------------------------------------
                                                                                    14,940
                 -------------------------------------------------------------------------

                 MULTI-MEDIA -- 0.9%
         6,000   Time Warner, Inc., 6.13%, 04/15/06 +                                6,307

                 OIL & GAS -- 1.3%
         1,800   PEMEX Project Funding Master Trust
                 (Mexico), 2.82%, 06/15/10, FRN, #                                   1,835
         4,000   Salomon Brothers AG for OAO Gazprom
                 (Russia), 9.13%, 04/25/07                                           4,335
         3,195   Texas Municipal Gas Corp.,
                 2.60%, 07/01/07, #                                                  3,197
                 -------------------------------------------------------------------------
                                                                                     9,367
                 -------------------------------------------------------------------------

                 PAPER/FOREST PRODUCTS -- 0.3%
         2,000   Georgia-Pacific Corp., 7.38%, 07/15/08                              2,185

                 PHARMACEUTICALS -- 0.1%
           950   Hospira, Inc., 4.95%, 06/15/09                                        976

                 PIPELINES -- 0.5%
                 Duke Capital LLC,
         2,250   4.30%, 05/18/06                                                     2,292
         1,400   4.33%, 11/16/06                                                     1,429
                 -------------------------------------------------------------------------
                                                                                     3,721
                 -------------------------------------------------------------------------

                 REAL ESTATE -- 1.2%
         7,960   Socgen Real Estate Co., LLC, 7.64%,
                 to 09/07; thereafter FRN, 12/31/49, #                               8,887

                 REAL ESTATE INVESTMENT TRUST -- 0.3%
         2,000   iStar Financial, Inc., 4.88%,
                 01/15/09, Ser. B                                                    1,998

                 RETAILING -- 0.1%
           800   The May Department Stores Co.,
                 3.95%, 07/15/07, #                                                    809

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 TELECOMMUNICATIONS -- 5.5%
$        3,700   British Telecom PLC (United Kingdom),
                 7.88%, 12/15/05 +                                          $        3,945
         3,165   Crown Castle International Corp.,
                 10.75%, 08/01/11                                                    3,553
         3,100   Deutsche Telekom International
                 Finance BV (The Netherlands),
                 8.25%, 06/15/05                                                     3,239
         3,050   France Telecom (France),
                 7.20%, 03/01/06                                                     3,273
         3,450   Motorola, Inc., 4.61%, 11/16/07                                     3,545
         2,000   Nextel Communications, Inc.,
                 9.38%, 11/15/09                                                     2,120
         7,150   SBC Communications, Inc.,
                 4.21%, 06/05/05, #                                                  7,254
         3,230   Sprint Capital Corp., 6.00%, 01/15/07                               3,431
         1,500   Telecom Italia Capital SA (Luxembourg),
                 4.00%, 11/15/08, #                                                  1,506
         8,300   Verizon Wireless Capital LLC,
                 5.38%, 12/15/06                                                     8,728
                 -------------------------------------------------------------------------
                                                                                    40,594
                 -------------------------------------------------------------------------

                 UTILITIES -- 4.1%
         1,500   AEP Texas Central Co., 3.00%,
                 02/15/05, Ser. F +                                                  1,505
         4,850   Alabama Power Co., 2.80%,
                 12/01/06, Ser. Y +                                                  4,838
         4,050   Commonwealth Edison Co.,
                 6.40%, 10/15/05                                                     4,219
         2,250   Consolidated Edison Co. of New York,
                 6.63%, 12/15/05, Ser. C                                             2,367
         2,700   FPL Group Capital, Inc.,
                 1.88%, 03/30/05                                                     2,695
                 National Rural Utilities Cooperative
                 Finance Corp.,
         1,700   3.00%, 02/15/06                                                     1,713
         3,100   6.00%, 05/15/06                                                     3,268
         3,800   Niagara Mohawk Power Corp.,
                 7.75%, 05/15/06                                                     4,103
           525   Pacific Gas & Electric Co.,
                 3.60%, 03/01/09                                                       519
         1,500   Pacificorp, 5.65%, 11/01/06                                         1,580
$        3,700   Progress Energy, Inc., 6.75%,
                 03/01/06                                                   $        3,907
                 -------------------------------------------------------------------------
                                                                                    30,714
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                     353,443
                 (Cost $353,515)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.6%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.2%
         3,879   Bank of America Alternative Loan Trust,
                 5.50%, 09/25/33, Ser. 2003-7,
                 Class 1A1 +                                                         4,020
         3,934   Countrywide Home Loans, 6.50%,
                 01/25/32, Ser. 2001-28, Class 2A4 +                                 4,001
           240   Credit Suisse First Boston Mortgage
                 Securities Corp., 2.27%, 11/25/31,
                 Ser. 2001-26, Class 3A2, FRN                                          240
                 Federal Home Loan Mortgage Corp.,
         4,795   6.00%, 08/15/08, Ser. 1565, Class P                                 4,982
        12,440   4.50%, 05/15/11, Ser. 2780, Class IE, IO                              806
         3,043   Federal National Mortgage Association,
                 5.00%, 08/25/33, Ser. 2004-29, Class ZB                             3,015
                 Government National Mortgage
                 Association,
        63,047   5.60%, 02/20/24, Ser. 2003-85,
                 Class CS, IO, FRN                                                   5,423
        14,900   5.50%, 10/20/27, Ser. 2004-44,
                 Class PK, IO                                                        1,698
         5,008   MASTR Adjustable Rate Mortgages
                 Trust, 2.46%, 12/25/33, Ser. 2003-6,
                 Class 1A1, FRN                                                      4,996
            78   Residential Accredit Loans, Inc.,
                 2.17%, 08/25/31, Ser. 2001-QS11,
                 Class A5, FRN                                                          78
         4,347   Residential Asset Securitization Trust,
                 6.00%, 01/25/33, Ser. 2002-A15, Class A1                            4,369
                 Structured Adjustable Rate
                 Mortgage Loan Trust.,
         9,580   5.02%, 06/25/34, Ser. 2004-6,
                 Class 5A1, FRN                                                      9,688
         7,750   4.74%, 07/25/34, Ser. 2004-8,
                 Class 5A2, FRN                                                      7,835

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
                 Washington Mutual,
$       15,648   3.87%, 06/25/34, Ser. 2004-AR5,
                 Class A3, FRN                                              $       15,661
           600   3.96%, 07/25/34, Ser. 2004-AR7,
                 Class A2B, FRN                                                        600
                 Wells Fargo Mortgage Backed
                 Securities Trust,
         5,358   4.64%, 12/25/33, Ser. 2003-N,
                 Class 1A4, FRN                                                      5,397
         9,697   4.74%, 08/25/34, Ser. 2004-M,
                 Class A3, FRN                                                       9,761
         5,550   3.54%, 09/25/34, Ser. 2004-S,
                 Class A4, FRN                                                       5,429
        10,100   3.54%, 09/25/34, Ser. 2004-S,
                 Class A3, FRN                                                      10,105
                 -------------------------------------------------------------------------
                                                                                    98,104
                 -------------------------------------------------------------------------

                 MORTGAGE BACKED PASS-THROUGH SECURITIES -- 0.4%
         3,000   Federal National Mortgage
                 Association, 5.50%, 10/25/34, TBA                                   3,037
                 -------------------------------------------------------------------------
                 Total Residential Mortgage
                 Backed Securities                                                 101,141
                 (Cost $101,295)
                 -------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.0%
        10,363   Calstrs Trust, 3.99%, 11/20/12,
                 Ser. 2002-C6, Class A2, # +                                        10,517
         3,141   Calwest Industrial Trust, 1.87%, 06/15/15,
                 Ser. 2003-CALA, Class A, FRN, # +                                   3,146
         3,700   Credit Suisse First Boston Mortgage
                 Securities Corp., 4.30%, 07/15/36,
                 Ser. 2004-C3, Class A3                                              3,756
         4,414   First Union - Lehman Brothers
                 Commercial Mortgage Securities, Inc.,
                 7.38%, 04/18/29, Ser. 1997-C1, Class A3                             4,786
         5,550   GS Mortgage Securities Corp. II, 4.60%,
                 08/10/38, Ser. 2004-GG2, Class A3                                   5,709
                 LB-UBS Commercial Mortgage Trust,
         2,950   3.32%, 03/15/27, Ser. 2003-C1, Class A2                             2,927
         5,750   3.48%, 07/15/27, Ser. 2003-C5, Class A2                             5,717
         3,000   Mall of America Capital Co., LLC, 1.88%,
                 03/12/10, Ser. 2000-1, Class A, FRN, #                              3,002
                 Morgan Stanley Capital I,
$        2,943   6.22%, 06/03/30, Ser. 1998-XL1,
                 Class A1                                                   $        2,996
         7,400   6.48%, 11/15/30, Ser. 1998-HF2, Class A2                            8,101
           989   Mortgage Capital Funding, Inc., 6.00%,
                 11/18/31, Ser. 1998-MC3, Class A1                                   1,023
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage
                 Backed Securities                                                  51,680
                 (Cost $51,620)
                 -------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 20.5%
                 American Express Credit Account
                 Master Trust,
         4,000   1.95%, 12/15/08, Ser. 2001-6,
                 Class B, FRN +                                                      4,013
         3,300   2.10%, 02/15/12, Ser. 2004-C,
                 Class C, FRN, # +                                                   3,300
                 AmeriCredit Automobile
                 Receivables Trust,
         9,200   2.84%, 08/06/10, Ser. 2003-DM,
                 Class A4 +                                                          9,182
         2,800   2.67%, 03/07/11, Ser. 2004-BM,
                 Class A4 +                                                          2,756
           550   Capital One Auto Finance Trust, 3.18%,
                 09/15/10, Ser. 2003-B, Class A4 +                                     550
         3,700   Capital One Master Trust, 2.40%,
                 08/15/08, Ser. 2000-4, Class C, FRN, # +                            3,710
                 Capital One Multi-Asset Execution Trust,
         4,400   3.70%, 05/17/10, Ser. 2004-B5,
                 Class B5 +                                                          4,438
         2,200   3.65%, 07/15/11, Ser. 2003-A4,
                 Class A4 +                                                          2,200
         3,650   Carmax Auto Owner Trust, 3.07%,
                 10/15/10, Ser. 2003-2, Class A4 +                                   3,642
                 CARSS Finance LP,
           600   1.88%, 01/15/11, Ser. 2004-A,
                 Class B1, FRN, #                                                      600
         1,400   2.55%, 01/15/11, Ser. 2004-A,
                 Class B2, FRN, #                                                    1,400
                 Citibank Credit Card Issuance Trust,
         5,050   2.55%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN                                                       5,096

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
$        4,375   6.65%, 05/15/08, Ser. 2001-C3,
                 Class C3                                                   $        4,633
         4,990   2.55%, 01/20/09, Ser. 2004-A1,
                 Class A1                                                            4,948
         1,188   Comed Transitional Funding Trust,
                 5.44%, 03/25/07, Ser. 1998-1, Class A5                              1,201
         5,400   Countrywide Asset-Backed Certificates,
                 3.61%, 04/25/30, Ser. 2003-5,
                 Class AF3 +                                                         5,437
         1,100   Daimler Chrysler Auto Trust, 2.88%,
                 10/08/09, Ser. 2003-A, Class A4                                     1,102
         1,589   EQCC Trust, 1.92%, 11/25/31,
                 Ser. 2002-1, Class 2A, FRN                                          1,592
        14,205   Honda Auto Receivables Owner Trust,
                 2.48%, 07/18/08, Ser. 2003-1, Class A4                             14,182
                 Household Automotive Trust,
        12,000   3.44%, 05/18/09, Ser. 2002-3, Class A4A                            12,095
         1,700   3.02%, 12/17/10, Ser. 2003-2, Class A4                              1,697
         4,000   Long Beach Mortgage Loan Trust, 2.19%,
                 07/25/34, Ser. 2004-3, Class M1, FRN                                3,996
         2,200   MBNA Credit Card Master Note Trust,
                 2.00%, 01/15/08, Ser. 2002-B3,
                 Class B3, FRN                                                       2,206
         2,727   Onyx Acceptance Grantor Trust, 5.23%,
                 05/15/08, Ser. 2001-C, Class A4                                     2,759
           950   Option One Mortgage Loan Trust, 1.91%,
                 02/25/32, Ser. 2002-1, Class A, FRN                                   951
        12,452   Orchid Structured Finance CDO LTD
                 (Cayman Islands), 1.82%, 11/18/38,
                 Ser. 2003-1A, Class A1-MM, FRN, #                                  12,451
         2,190   Peco Energy Transition Trust, 5.80%,
                 03/01/07, Ser. 1999-A, Class A4                                     2,217
           386   Providian Home Equity Loan Trust,
                 1.91%, 06/25/25, Ser. 1999-1,
                 Class A, FRN                                                          387
         4,100   SLM Student Loan Trust, 2.99%,
                 12/15/22, Ser. 2003-11, Class A5, #                                 4,099
         6,800   Volkswagen Auto Loan Enhanced Trust,
                 2.94%, 03/22/10, Ser. 2003-2, Class A4                              6,785
                 Wachovia Asset Securitization, Inc.,
         3,104   2.05%, 12/25/32, Ser. 2002-HE2,
                 Class A, FRN                                                        3,115
$        7,800   1.84%, 06/25/34, Ser. 2004-HE1,
                 Class A, FRN                                               $        7,800
                 WFS Financial Owner Trust,
         7,400   4.50%, 02/20/10, Ser. 2002-2,
                 Class A4, SUB                                                       7,557
         6,400   3.25%, 05/20/11, Ser. 2003-3, Class A4                              6,438
         3,500   World Omni Auto Receivables Trust,
                 2.87%, 11/15/10, Ser. 2003-B, Class A4                              3,472
                 -------------------------------------------------------------------------
                 Total Asset Backed Securities                                     152,007
                 (Cost $151,829)
                 -------------------------------------------------------------------------

                 PARTICIPATORY NOTE -- 0.4%
                 DIVERSIFIED -- 0.4%
         3,150   Tyco International Group SA
                 Participation Certificate Trust, 4.44%,
                 06/15/07, #                                                         3,223
                 (Cost $3,150)

                 CERTIFICATES OF DEPOSIT -- 1.2%
         8,800   Deutsche Bank AG/New York (Yankee),
                 1.94%, 05/15/07, Floating Rate                                      8,787
                 (Cost $8,800)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                       713,042
                 (Cost $713,306)
                 -------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.8%

                 U.S. TREASURY SECURITY -- 0.1%
         1,025   United States Treasury Bill, 1.19%,
                 09/30/04 @ +                                                        1,024
                 (Cost $1,024)

                 MUNICIPAL SECURITIES -- 0.6%
                 SOUTH CAROLINA - 0.6%
         4,700   South Carolina Student Loan Corp.,
                 Education Loans, Ser. A-1, Rev., FRDO,
                 1.68%, 09/14/04                                                     4,700
                 (Cost $4,700)

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

                 COMMERCIAL PAPER -- 1.4%
                 AUTOMOTIVE -- 0.1%
$          500   Ford Motor Credit Co., 1.78%, 09/03/04 +                   $          500

                 CONSUMER PRODUCTS -- 0.4%
         2,700   Altria Group, Inc., 1.97%, 10/15/04 +                               2,694

                 OIL & GAS -- 0.4%
         3,750   Kerr-McGee Credit LLC, 2.05%,
                 09/30/04 +                                                          3,744

                 UTILITIES -- 0.5%
         3,650   Public Service Enterprise Group, Inc.,
                 2.00%, 02/14/05 +                                                   3,649
                 -------------------------------------------------------------------------
                 Total Commercial Paper                                             10,587
                 (Cost $10,587)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 1.7%
        12,666   JPMorgan Prime Money Market Fund (a) +                             12,666
                 (Cost $12,666)
                 -------------------------------------------------------------------------
                 Total Short-Term Investments                                       28,977
                 (Cost $28,977)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $      742,019
                 (COST $742,283)
                 -------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                    NOTIONAL             UNREALIZED
NUMBER OF                                                                           VALUE AT          APPRECIATION/
CONTRACTS        DESCRIPTION                           EXPIRATION DATE         8/31/04 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
           320   2 Year Treasury Notes                  December, 2004           $    67,735              $      (1)

                 SHORT FUTURES OUTSTANDING
           (24)  10 Year Japanese Government Bonds     September, 2004               (30,103)                  (300)
          (311)  5 Year Treasury Notes                  December, 2004               (34,419)                  (122)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                                  UNDERLYING      UNREALIZED
                                                                                                    NOTIONAL    APPRECIATION
DESCRIPTIONS                                                                     EXPIRATION DATE      VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 2.63%, 05/18/08, price less 96.85, JPMorgan
receives negative, pays positive                                                        09/01/04  $   80,800  $       (1,539)
Swap - price lock with Credit Suisse First Boston International, on U.S. Treasury Note, 2.75%, 06/30/06, price less 100.05, the Fund
receives positive, pays negative                                                        09/08/04     180,600           1,167
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
6.50%, price less 104.83, the Fund receives negative, pays positive                     09/08/04      27,000             (47)
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA,
5.50%, price less 101.03, the Fund receives positive, pays negative                     09/08/04      10,000              52
Swap - price lock with Lehman Brothers Special Financing on 30 Year FNMA,
5.00%, price less 98.67, the Fund receives negative, pays positive                      09/08/04      40,000            (213)
Swap - price lock with Lehman Brothers Special Financing on 30 Year FNMA,
4.50%, price less 95.70, the Fund receives positive, pays negative                      09/08/04      22,000             138
Swap - price lock with Lehman Brothers Special Financing on 30 Year FNMA,
5.50%, price less 101.13, the Fund receives positive, pays negative                     09/08/04      22,000              93
Swap - spread lock with Citibank N.A., on 3 Year Swap Spread, price less 58.25,
the Fund receives positive, pays negative                                               09/13/04     109,000            (139)
Swap - price lock with Citibank N.A., on 30 Year GNMA, 5.00%, price less 97.73,
the Fund receives negative, pays positive                                               10/14/04      21,000            (331)
Swap - price lock with Citibank N.A., on 30 Year GNMA, 6.00%, price less 102.38,
the Fund receives positive, pays negative                                               10/14/04      34,500             377
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA, 5.50%,
price less 100.53, the Fund receives positive, pays negative                            11/08/04      27,000             110
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA, 4.50%,
price less 95.22, the Fund receives negative, pays positive                             11/08/04      20,500            (128)
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA, 5.50%,
price less 101.02, the Fund receives positive, pays negative                            11/08/04      14,000              --
Swap - price lock with Deutsche Bank AG, New York on 30 Year FNMA, 4.50%,
price less 95.94, the Fund receives negative, pays positive                             11/08/04       7,500              --
Swap - price lock with UBS AG, on 30 Year FNMA, 6.00%, price less 102.22,
the Fund receives positive, pays negative                                               11/08/04      96,000             570
Swap - price lock with UBS AG, on 30 Year FNMA, 6.50%, price less 104.05,
the Fund receives negative, pays positive.                                              11/08/04      48,000            (210)
Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%, price less 100.11,
the Fund receives negative, pays positive.                                              11/08/04      48,000            (383)
Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%, price less 100.50,
the Fund receives positive, pays negative                                               11/08/04      16,000              65
Swap - price lock with UBS AG, on 30 Year FNMA, 4.50%, price less 95.06,
the Fund receives negative, pays positive.                                              11/08/04      14,000            (101)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                  UNDERLYING      UNREALIZED
                                                                                                    NOTIONAL    APPRECIATION
DESCRIPTIONS                                                                     EXPIRATION DATE       VALUE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Swap - credit default with Deutsche Bank AG, New York on 10Mil Wachovia Corp.,
3.63%, 2/17/09, 14 bps per annum paid quarterly, if default the Fund receives
an obligation of the underlying entity.                                                 12/20/05  $   10,000               4
Swap - credit default with Deutsche Bank AG, New York on 7.6Mil Prudential,
6.38%, 6/23/06, 19 bps per annum paid quarterly, if default the Fund receives
an obligation of the underlying entity.                                                 09/20/06       7,600               5
Swap - credit default with Deutsche Bank AG, New York on 5.3Mil
Coca-Cola Co., 5.75%, 3/15/11, 16 bps per annum paid quarterly,
if default the Fund receives an obligation of the underlying entity.                    12/31/06       5,300              (3)
Swap - credit default with Deutsche Bank AG, New York on 7.6Mil
Sun Trust Capital, 2.48%, 3/15/28, 48 bps per annum paid
quarterly, if default the Fund receives an obligation of the
underlying entity.                                                                      06/30/07       7,600               2

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND II

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.9%

                 U.S. GOVERNMENT AGENCY SECURITIES -- 18.8%
$       16,360   Federal Farm Credit Bank, 2.63%,
                 09/17/07                                                   $       16,156
        43,900   Federal Home Loan Bank, 2.50%,
                 02/24/06                                                           43,975
                 Federal Home Loan Mortgage Corp.,
        19,000   1.88%, 02/15/06                                                    18,875
        39,350   4.88%, 03/15/07                                                    41,302
         2,750   2.40%, 03/29/07                                                     2,719
        18,950   3.63%, 09/15/08                                                    19,093
         4,600   2.05%, 11/28/08, MTN                                                4,590
                 Federal National Mortgage Association,
        42,070   2.50%, 06/15/06                                                    42,051
        35,300   3.13%, 07/15/06                                                    35,655
                 -------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                           224,416
                 (Cost $224,254)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 1.5%
         6,750   Province of Quebec (Canada), 5.50%,
                 04/11/06                                                            7,065
         7,550   Republic of Chile (Chile), 2.06%,
                 01/28/08, FRN                                                       7,599
         3,300   United Mexican States (Mexico),
                 2.29%, 01/13/09, FRN                                                3,348
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                18,012
                 (Cost $17,932)
                 -------------------------------------------------------------------------

                 STATE AND MUNICIPAL OBLIGATIONS -- 0.7%
                 NORTH CAROLINA -- 0.2%
         2,140   North Carolina Municipal Power Agency
                 No. 1, Catawba, Taxable, Ser. B, Rev.,
                 3.26%, 01/01/05                                                     2,143

                 OHIO -- 0.1%
         1,350   Ohio State Air Quality Development
                 Authority, Toledo, Ser. A, Rev., Adj.,
                 2.20%, 04/01/24                                                     1,350

                 TEXAS -- 0.4%
$        5,150   Texas Public Finance Authority,
                 Unemployment Compensation, Ser. B,
                 Rev., 2.63%, 06/15/06                                      $        5,152
                 -------------------------------------------------------------------------
                 Total State and Municipal Obligations                               8,645
                 (Cost $8,631)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 44.6%
                 AUTOMOTIVE -- 4.5%
        14,000   DaimlerChrysler N.A. Holding Corp.,
                 2.34%, 05/24/06, MTN, FRN                                          14,054
                 Ford Motor Credit Co.,
           500   7.60%, 08/01/05                                                       522
        13,000   6.50%, 01/25/07                                                    13,818
         1,100   5.80%, 01/12/09                                                     1,136
                 General Motors Acceptance Corp.,
         2,100   4.15%, 02/07/05, MTN                                                2,120
         1,500   6.75%, 01/15/06                                                     1,573
         4,450   2.51%, 01/16/07, MTN, FRN                                           4,455
         6,750   2.56%, 07/16/07, FRN                                                6,751
         9,250   6.13%, 08/28/07                                                     9,786
                 -------------------------------------------------------------------------
                                                                                    54,215
                 -------------------------------------------------------------------------

                 BANKING -- 7.9%
         2,900   Abbey National PLC (United Kingdom)
                 (Yankee), 7.35% to 10/06; thereafter
                 FRN, 12/31/49 +                                                     3,136
         3,450   Bacob Bank SC (Belgium), 7.25% to
                 09/07; thereafter FRN, 12/31/49, #                                  3,775
                 Capital One Bank,
         2,100   6.88%, 02/01/06                                                     2,223
         7,700   4.25%, 12/01/08                                                     7,772
         6,200   ForeningsSparbanken AB (Sweden),
                 7.50% to 11/06; thereafter FRN,
                 12/31/49, #                                                         6,734
         2,000   Industrial Bank of Korea (South Korea),
                 4.00% to 05/09; thereafter
                 FRN, 05/19/14, #                                                    1,961
                 Popular North America, Inc.,
           500   6.13%, 10/15/06, Ser. E, MTN                                          531
         3,250   4.25%, 04/01/08                                                     3,314
        12,440   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.82%, 11/30/49,
                 Ser. 3                                                             13,215

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        9,050   Skandinaviska Enskilda Banken AB
                 (Sweden), 8.13% to 09/06; thereafter
                 FRN, 12/31/49, #                                           $        9,913
         7,500   Spintab AB (Sweden), 7.50% to
                 08/06; thereafter FRN, 12/31/49, #                                  8,108
         3,400   Svenska Handelsbanken (Sweden),
                 7.13% to 03/07; thereafter FRN,
                 12/31/49, #                                                         3,692
         5,800   US Bancorp, 6.75%, 10/15/05                                         6,067
        10,100   U.S. Bank N.A., 2.85%, 11/15/06                                    10,099
         4,350   Washington Mutual, Inc., 7.50%,
                 08/15/06                                                            4,724
         8,000   Zions Bancorporation, 2.70%,
                 05/01/06                                                            7,993
                 -------------------------------------------------------------------------
                                                                                    93,257
                 -------------------------------------------------------------------------

                 BROADCASTING/CABLE -- 0.6%
         7,195   Comcast Cable Communications, Inc.,
                 6.38%, 01/30/06                                                     7,532

                 COMPUTERS/COMPUTER HARDWARE -- 0.6%
         6,600   Compaq Computer Corp., 7.65%,
                 08/01/05                                                            6,913

                 CONSUMER PRODUCTS -- 0.6%
         7,225   Diageo Finance BV (The Netherlands),
                 3.00%, 12/15/06                                                     7,234

                 FINANCIAL SERVICES -- 12.3%
         7,900   BNP US Funding LLC, 7.74% to 12/07;
                 thereafter FRN, 12/31/49, #                                         8,889
         7,400   Caterpillar Financial Services Corp.,
                 2.59%, 07/15/06, MTN                                                7,383
         6,950   CIT Group, Inc., 4.13%, 02/21/06                                    7,097
                 Countrywide Home Loans, Inc.,
           750   5.50%, 08/01/06, Ser. J, MTN                                          785
        10,750   2.88%, 02/15/07, Ser. L, MTN                                       10,664
                 Counts Trusts,
         6,050   2.49%, 08/15/07, Ser. 2002-10, FRN, #                               6,100
         6,050   2.54%, 08/15/07, Ser. 2002-11, FRN, #                               6,111
$        5,300   Household Finance Corp., 3.38%,
                 02/21/06, MTN                                              $        5,348
         3,400   International Lease Finance Corp.,
                 4.35%, 09/15/08                                                     3,469
        11,800   Lehman Brothers Holdings, Inc.,
                 3.50%, 08/07/08                                                    11,723
         2,700   Mantis Reef LTD (Australia), 4.69%,
                 11/14/08, #                                                         2,733
         2,700   MBNA America Bank N.A., 4.63%,
                 08/03/09                                                            2,754
         8,895   Merrill Lynch & Co., Inc., 5.36%,
                 02/01/07, Ser. B, MTN                                               9,426
         4,800   Morgan Stanley, 5.80%, 04/01/07                                     5,119
        10,100   Natexis AMBS Co., LLC, 8.44%,
                 to 06/08, thereafter FRN, 12/31/49, #                              11,704
         3,150   Pricoa Global Funding I, 3.90%,
                 12/15/08, #                                                         3,160
         2,000   Principal Life Global, 5.13%,
                 06/28/07, #                                                         2,103
         9,100   SLM Corp., 2.75%, 12/01/05                                          9,099
         2,697   Sovereign Bancorp., Inc., 10.50%,
                 11/15/06                                                            3,132
                 Special Purpose Accounts Receivable
                 Cooperative Corp. (SPARCS),
         5,100   2.04%, 05/23/05, Ser. 2003-3, FRN, #                                5,100
        10,100   2.13%, 05/23/05, Ser. 2003-6, FRN, #                               10,100
         3,100   1.98%, 05/23/06, Ser. 2004-2, FRN, #                                3,100
         8,700   The Bear Stearns Co., Inc., 6.50%,
                 05/01/06                                                            9,226
                 -------------------------------------------------------------------------
                                                                                   144,325
                 -------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 0.3%
         3,400   Kraft Foods, Inc., 5.25%, 06/01/07                                  3,574

                 INSURANCE -- 3.7%
                 ASIF Global Financing,
         9,100   1.72%, 03/14/06, FRN, #                                             9,106
        11,900   2.50%, 01/30/07, # +                                               11,758
         5,900   Metropolitan Life Global Funding I,
                 4.75%, 06/20/07, #                                                  6,146
         6,150   Oil Insurance LTD (Bermuda), 1.71%,
                 04/08/09, FRN, # +                                                  6,150

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 INSURANCE -- CONTINUED
$        5,800   Prudential Financial, Inc., 4.10%,
                 11/15/06                                                   $        5,915
         4,600   Prudential Insurance Co. of America,
                 6.38%, 07/23/06, #                                                  4,909
                 -------------------------------------------------------------------------
                                                                                    43,984
                 -------------------------------------------------------------------------

                 MULTI-MEDIA -- 1.2%
         4,048   TCI Communications, Inc., 6.88%,
                 02/15/06                                                            4,270
         9,875   Time Warner, Inc., 6.13%, 04/15/06 +                               10,379
                 -------------------------------------------------------------------------
                                                                                    14,649
                 -------------------------------------------------------------------------

                 OIL & GAS -- 0.7%
         3,300   PEMEX Project Funding Master Trust
                 (Mexico), 2.82%, 06/15/10, FRN, #                                   3,364
         5,350   Texas Municipal Gas Corp., 2.60%,
                 07/01/07, #                                                         5,353
                 -------------------------------------------------------------------------
                                                                                     8,717
                 -------------------------------------------------------------------------

                 PHARMACEUTICALS -- 0.1%
         1,550   Hospira, Inc., 4.95%, 06/15/09                                      1,592

                 PIPELINES -- 0.5%
                 Duke Capital LLC,
         3,650   4.30%, 05/18/06                                                     3,719
         2,400   4.33%, 11/16/06                                                     2,450
                 -------------------------------------------------------------------------
                                                                                     6,169
                 -------------------------------------------------------------------------

                 REAL ESTATE -- 1.3%
        14,100   Socgen Real Estate Co., LLC, 7.64%, to
                 09/07; thereafter FRN, 12/31/49, #                                 15,742

                 RETAILING -- 0.1%
         1,350   The May Department Stores Co.,
                 3.95%, 07/15/07, #                                                  1,365

                 TELECOMMUNICATIONS -- 4.5%
         7,950   BellSouth Corp., 5.00%, 10/15/06                                    8,278
         1,800   BellSouth Telecommunications, Inc.,
                 6.50%, 06/15/05                                                     1,857
         6,200   British Telecom PLC (United Kingdom),
                 7.88%, 12/15/05                                            $        6,610
         5,500   Deutsche Telekom International
                 Finance BV (The Netherlands), 7.75%,
                 06/15/05                                                            5,747
         5,150   France Telecom (France), 7.20%,
                 03/01/06                                                            5,527
         5,850   Motorola, Inc., 4.61%, 11/16/07                                     6,011
         1,550   SBC Communications, Inc., 4.21%,
                 06/05/05, #                                                         1,573
         5,500   Sprint Capital Corp., 6.00%, 01/15/07                               5,842
         2,500   Telecom Italia Capital SA (Luxembourg),
                 4.00%, 11/15/08, #                                                  2,511
         8,945   Verizon Wireless Capital LLC, 5.38%,
                 12/15/06                                                            9,405
                 -------------------------------------------------------------------------
                                                                                    53,361
                 -------------------------------------------------------------------------

                 TRANSPORTATION -- 0.8%
         9,450   CSX Corp., 2.75%, 02/15/06                                          9,406

                 UTILITIES -- 4.9%
         2,550   AEP Texas Central Co., 3.00%, 02/15/05,
                 Ser. F +                                                            2,558
         8,600   Alabama Power Co., 2.80%, 12/01/06,
                 Ser. Y +                                                            8,582
         7,100   Commonwealth Edison Co., 6.40%,
                 10/15/05                                                            7,396
         3,900   Consolidated Edison Co. of New York,
                 6.63%, 12/15/05, Ser. C                                             4,102
                 National Rural Utilities Cooperative
                 Finance Corp.,
         2,900   3.00%, 02/15/06                                                     2,922
         5,300   6.00%, 05/15/06                                                     5,588
         4,800   Niagara Mohawk Power Corp., 7.75%,
                 05/15/06                                                            5,183
           900   Pacific Gas & Electric Co., 3.60%,
                 03/01/09                                                              890
         2,600   Pacificorp, 5.65%, 11/01/06                                         2,738
         4,700   Pepco Holdings, Inc., 5.50%,
                 08/15/07                                                            4,912

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 UTILITIES -- CONTINUED
$        6,000   Progress Energy, Inc., 6.75%,
                 03/01/06                                                   $        6,335
         6,950   Virginia Electric & Power Co., 5.38%,
                 02/01/07, Ser. A                                                    7,305
                 -------------------------------------------------------------------------
                                                                                    58,511
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                     530,546
                 (Cost $530,077)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 9.2%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.0%
         6,352   Bank of America Alternative Loan Trust,
                 5.50%, 09/25/33, Ser. 2003-7,
                 Class 1A1                                                           6,582
         6,688   Countrywide Home Loans, 6.50%,
                 01/25/32, Ser. 2001-28, Class 2A4                                   6,801
           286   Credit Suisse First Boston Mortgage
                 Securities Corp., 2.27%, 11/25/31,
                 Ser. 2001-26, Class 3A2, FRN                                          286
           159   Fifth Third Mortgage Loan Trust,
                 4.69%, 10/18/30, Ser. 2000-FTB1,
                 Class A2, FRN                                                         159
            30   Government National Mortgage
                 Association, 2.10%, 04/16/32,
                 Ser. 2002-24, Class FA, FRN                                            30
         8,411   MASTR Adjustable Rate Mortgages
                 Trust, 2.46%, 12/25/33, Ser. 2003-6,
                 Class 1A1, FRN                                                      8,390
            78   Residential Accredit Loans, Inc., 2.17%,
                 08/25/31, Ser. 2001-QS11, Class A5, FRN                                78
         7,227   Residential Asset Securitization Trust,
                 6.00%, 01/25/33, Ser. 2002-A15,
                 Class A1                                                            7,263
                 Structured Adjustable Rate Mortgage
                 Loan Trust.,
        15,882   5.02%, 06/25/34, Ser. 2004-6,
                 Class 5A1, FRN                                                     16,061
         7,050   4.74%, 07/25/34, Ser. 2004-8,
                 Class 5A2, FRN                                                      7,127
                 Washington Mutual,
        11,957   3.87%, 06/25/34, Ser. 2004-AR5,
                 Class A3, FRN                                                      11,968
$          900   3.96%, 07/25/34, Ser. 2004-AR7,
                 Class A2B, FRN                                             $          900
                 Wells Fargo Mortgage Backed
                 Securities Trust,
         9,206   4.64%, 12/25/33, Ser. 2003-N,
                 Class 1A4, FRN                                                      9,273
        16,988   3.54%, 09/25/34, Ser. 2004-S,
                 Class A3, FRN                                                      16,999
         6,942   3.54%, 09/25/34, Ser. 2004-S,
                 Class A5, FRN                                                       6,891
         9,100   3.54%, 09/25/34, Ser. 2004-S,
                 Class A4, FRN                                                       8,901
                 -------------------------------------------------------------------------
                                                                                   107,709
                 -------------------------------------------------------------------------

                 MORTGAGE BACKED PASS-THROUGH SECURITIES -- 0.2%
         2,000   Federal National Mortgage Association,
                 5.50%, 10/25/34, TBA                                                2,024
                 Government National Mortgage Association,
            47   8.50%, 08/15/30, Pool 531310                                           52
             7   8.50%, 09/15/30, Pool 526096                                            8
                 -------------------------------------------------------------------------
                                                                                     2,084
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities                                                        109,793
                 (Cost $109,688)
                 -------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 6.4%
        18,941   Calstrs Trust, 3.99%, 11/20/12,
                 Ser. 2002-C6, Class A2, #                                          19,226
         5,316   Calwest Industrial Trust, 1.87%,
                 06/15/15, Ser.2003-CALA, Class A,
                 FRN, #                                                              5,323
         6,200   Credit Suisse First Boston Mortgage
                 Securities Corp., 4.30%, 07/15/36,
                 Ser. 2004-C3, Class A3                                              6,293
         7,562   First Union-Lehman Brothers
                 Commercial Mortgage Securities, Inc.,
                 7.38%, 04/18/29, Ser. 1997-C1,
                 Class A3                                                            8,198
         9,300   GS Mortgage Securities Corp. II, 4.60%,
                 08/10/38, Ser. 2004-GG2, Class A3                                   9,566

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COMMERCIAL MORTGAGE
                 BACKED SECURITIES -- CONTINUED
                 LB-UBS Commercial Mortgage Trust,
$        5,100   3.32%, 03/15/27, Ser. 2003-C1,
                 Class A2                                                   $        5,060
         3,300   3.48%, 07/15/27, Ser. 2003-C5,
                 Class A2                                                            3,281
         5,700   3.25%, 03/15/29, Ser. 2004-C2,
                 Class A2                                                            5,570
        12,600   Morgan Stanley Capital I, 6.48%,
                 11/15/30, Ser. 1998-HF2, Class A2                                  13,794
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage Backed
                 Securities                                                         76,311
                 (Cost $76,767)
                 -------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 16.0%
                 American Express Credit Account Master Trust,
         7,000   1.95%, 12/15/08, Ser. 2001-6, Class B,
                 FRN                                                                 7,022
         5,450   2.10%, 02/15/12, Ser. 2004-C, Class C,
                 FRN, #                                                              5,450
                 AmeriCredit Automobile Receivables
                 Trust,
        12,450   2.84%, 08/06/10, Ser. 2003-DM,
                 Class A4                                                           12,425
         3,650   2.67%, 03/07/11, Ser. 2004-BM,
                 Class A4                                                            3,592
         3,000   Capital Auto Receivables Asset Trust,
                 1.96%, 01/15/09, Ser. 2003-2,
                 Class A4A                                                           2,940
         1,800   Capital One Auto Finance Trust, 3.18%,
                 09/15/10, Ser. 2003-B, Class A4                                     1,800
         6,500   Capital One Master Trust, 2.40%,
                 08/15/08, Ser. 2000-4, Class C, FRN, #                              6,518
         3,600   Capital One Multi-Asset Execution
                 Trust, 3.70%, 05/17/10, Ser. 2004-B5,
                 Class B5                                                            3,631
         6,200   Carmax Auto Owner Trust, 3.07%,
                 10/15/10, Ser. 2003-2, Class A4                                     6,187
         3,300   CARSS Finance LP (Cayman Islands),
                 1.88%, 01/15/11, Ser. 2004-A, Class B1,
                 FRN, #                                                              3,301
                 Citibank Credit Card Issuance Trust,
$        8,500   2.55%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN                                              $        8,577
         7,250   6.65%, 05/15/08, Ser. 2001-C3, Class C3                             7,677
         5,975   2.55%, 01/20/09, Ser. 2004-A1, Class A1                             5,924
        10,300   Countrywide Asset-Backed Certificates,
                 3.61%, 04/25/30, Ser. 2003-5, Class AF3                            10,370
         8,400   Daimler Chrysler Auto Trust, 2.88%,
                 10/08/09, Ser. 2003-A, Class A4                                     8,415
                 Ford Credit Auto Owner Trust,
           175   1.64%, 06/15/05, Ser. 2003-B,
                 Class A2B, FRN                                                        175
           600   3.79%, 09/15/06, Ser. 2002-C, Class A4                                607
        15,000   Gracechurch Card Funding PLC
                 (United Kingdom), 2.70%, 08/15/08,
                 Ser. 5, Class A2                                                   14,982
         7,300   Onyx Acceptance Grantor Trust, 3.20%,
                 03/15/10, Ser. 2003-D, Class A4                                     7,319
        20,893   Orchid Structured Finance CDO LTD
                 (Cayman Islands), 1.82%, 11/18/38,
                 Ser. 2003-1A, Class A1-MM, FRN, #                                  20,894
         4,000   Residential Asset Securities Corp.,
                 3.37%, 12/25/28, Ser. 2003-KS7,
                 Class AI3                                                           4,020
           440   Sears Credit Account Master Trust,
                 5.25%, 10/16/08, Ser. 1998-2, Class A                                 442
         6,900   SLM Student Loan Trust, 2.99%,
                 12/15/22, Ser. 2003-11, Class A5, #                                 6,898
         7,900   Triad Auto Receivables Owner Trust,
                 3.20%, 12/13/10, Ser. 2003-B, Class A4                              7,900
                 Volkswagon Auto Loan Enhanced Trust,
         7,300   1.93%, 01/20/10, Ser. 2003-1,
                 Class A4                                                            7,162
         4,300   2.94%, 03/22/10, Ser. 2003-2,
                 Class A4                                                            4,290
        15,600   WFS Financial Owner Trust, 3.25%,
                 05/20/11, Ser. 2003-3, Class A4                                    15,692
         7,200   World Omni Auto Receivables Trust,
                 2.87%, 11/15/10, Ser. 2003-B, Class A4                              7,142
                 -------------------------------------------------------------------------
                 Total Asset Backed Securities                                     191,352
                 (Cost $191,602)
                 -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PARTICIPATORY NOTE -- 0.5%
                 DIVERSIFIED -- 0.5%
$        5,350   Tyco International Group SA
                 Participation Certificate Trust, 4.44%,
                 06/15/07, #                                                $        5,475
                 -------------------------------------------------------------------------
                 Total Participatory Note                                            5,475
                 (Cost $5,350)
                 -------------------------------------------------------------------------

                 CERTIFICATES OF DEPOSIT -- 1.2%
        14,700   Deutsche Bank AG/New York (Yankee),
                 1.94%, 05/15/07, Floating Rate                                     14,678
                 (Cost $14,700)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                     1,179,228
                 (Cost $1,179,001)
                 -------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%

                 U.S. TREASURY SECURITY-- 0.1%
$          675   United States Treasury Bill, 1.20%,
                 09/30/04 + @                                               $          674
                 (Cost $674)

                 COMMERCIAL PAPER -- 0.1%
                 CONSUMER PRODUCTS -- 0.1%
         1,600   Altria Group, Inc., 1.97%, 10/15/04 +                               1,596
                 (Cost $1,596)

SHARES
------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 0.9%
        11,188   JPMorgan Prime Money Market
                 Fund (a) +                                                         11,188
                 (Cost $11,188)
                 Total Short-Term Investments                                       13,458
                 (Cost $13,458)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $    1,192,686
                 (COST $1,192,459)
                 -------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                             NOTIONAL            UNREALIZED
NUMBER OF                                                                                    VALUE AT         APPRECIATION/
CONTRACTS        DESCRIPTION                                          EXPIRATION DATE   8/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
 100             2 Year Treasury Notes                                December, 2004     $  21,167             $  31
                 SHORT FUTURES OUTSTANDING
(219)            5 Year Treasury Notes                                December, 2004       (24,237)              (97)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                    UNDERLYING           UNREALIZED
                                                                    EXPIRATION        NOTIONAL         APPRECIATION
DESCRIPTIONS                                                              DATE           VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Swap-price lock with Deutsche Bank AG, New York on 30 Year
FNMA, 5.50%, price less 101.03, the Fund pays negative,
receives positive.                                                    09/08/04      $    6,000              $    31
Swap-price lock with Deutsche Bank AG, New York on 30 Year
FNMA, 6.50%, price less 104.83, the Fund pays positive,
receives negative.                                                    09/08/04          16,000                  (28)
Swap-spread lock with Citibank N.A., on 3 Year Mid Market
Swap Spread, price less 58.25, the Fund pays negative,
receives positive.                                                    09/13/04          53,300                  (68)
Swap-price lock with Citibank N.A.on U.S. Treasury Note,
2.75%, 7/31/06, price less 100.44, the Fund pays negative,
receives positive.                                                    09/20/04         267,800                  500
Swap-price lock with Citibank N.A.on U.S. Treasury Note,
3.00%, 2/15/08, price less 99.69, the Fund pays positive,
receives negative.                                                    09/27/04         154,850                 (812)
Swap-price lock with Citibank N.A., on 30 Year GNMA, 6.00%,
price less 103.08, the Fund pays negative, receives
positive.                                                             10/14/04          20,500                   80
Swap-price lock with Citibank N.A., on 30 Year GNMA, 5.00%,
price less 98.69, the Fund pays positive, receives negative.          10/14/04          12,500                  (78)
Swap-price lock with Deutsche Bank AG, New York on 30 Year
FNMA, 5.50%, price less 100.53, the Fund pays negative,
receives positive.                                                    11/08/04          25,500                  104
Swap-price lock with Deutsche Bank AG, New York on 30 Year
FNMA, 4.50%, price less 95.22, the Fund pays positive,
receives negative.                                                    11/08/04          20,500                 (128)
Swap-price lock with Deutsche Bank AG, New York on 30 Year
FNMA , 5.50% TBA, price less 101.02, the Fund pays negative,
receives positive.                                                    11/08/04          45,500                   --
Swap-price lock with Deutsche Bank AG, New York on 30 Year
FNMA , 4.50% TBA, price less 95.94, the Fund pays positive,
receives negative.                                                    11/08/04          30,500                   --
Swap (Credit Default) with Deutsche Bank AG, New York on
$12.4Mil Sun Trust Capital, 2.48%, 3/15/28, 48 bps per annum paid quarterly, if default, the fund receives an obligation
of the underlying entity.                                             06/30/07           12,400                   3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.0%

                 U.S. TREASURY SECURITIES -- 5.9%
                 U.S. Treasury Notes & Bonds,
$           35   2.13%, 10/31/04 @ +                                        $           35
            25   1.75%, 12/31/04 +                                                      25
            50   1.63%, 04/30/05 +                                                      50
            50   1.63%, 02/28/06 +                                                      50
           285   2.63%, 11/15/06 +                                                     286
            20   2.25%, 02/15/07 +                                                      20
           145   4.00%, 06/15/09 +                                                     150
             5   3.63%, 07/15/09 +                                                       5
            10   3.50%, 08/15/09 +                                                      10
           330   4.75%, 05/15/14 +                                                     346
           145   4.25%, 08/15/14 +                                                     146
            50   6.25%, 05/15/30 +                                                      59
            30   5.38%, 02/15/31 +                                                      32
                 -------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                      1,214
                 (Cost $1,200)
                 -------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY SECURITIES -- 0.8%
            75   Federal Home Loan Bank,
                 1.63%, 06/15/05 +                                                      75
            80   Federal National Mortgage Association,
                 7.13%, 01/15/30                                                        98
                 -------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                               173
                 (Cost $163)
                 -------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 28.1%
                 Federal Republic of Brazil (Brazil),
            70   11.25%, 07/26/07                                                       79
            60   11.50%, 03/12/08 +                                                     68
            42   2.13%, 04/15/12, FRN                                                   38
           199   8.00%, 04/15/14                                                       195
           100   Malaysia Government International Bond
                 (Malaysia), 7.50%, 07/15/11                                           117
                 National Republic of Bulgaria (Bulgaria),
            68   2.75%, 07/28/11, Ser. IAB, FRN                                         68
           107   2.75%, 07/28/12, Ser. A, FRN                                          106
           100   8.25%, 01/15/15, #                                                    122
EUR        500   Netherlands Government Bond
                 (The Netherlands), 5.50%, 07/15/10                                    670
           250   Province of Ontario (Canada),
                 6.00%, 02/21/06                                                       263
$          100   Province of Quebec (Canada),
                 6.13%, 01/22/11, Ser. PJ                                   $          111
           250   Republic of Chile (Chile), 5.63%,
                 07/23/07 +                                                            266
                 Republic of Colombia (Colombia),
           235   9.75%, 04/23/09, Ser. NOV                                             262
           135   11.75%, 02/25/20, MTN                                                 164
           250   Republic of Costa Rica (Costa Rica),
                 8.11%, 02/01/12, # +                                                  254
            25   Republic of Egypt (Egypt),
                 8.75%, 07/11/11, Regulation S                                          30
           100   Republic of El Salvador (El Salvador),
                 8.25%, 04/10/32, #                                                     98
           250   Republic of Italy (Italy),
                 2.50%, 03/31/06, MTN                                                  250
                 Republic of Panama (Panama),
            90   9.63%, 02/08/11                                                       103
           100   10.75%, 05/15/20                                                      120
                 Republic of Peru (Peru),
            25   9.88%, 02/06/15                                                        28
           210   8.38%, 05/03/16                                                       212
           135   4.50%, 03/07/17, FRN                                                  117
            46   5.00%, 03/07/17, FRN                                                   41
                 Republic of Philippines (Philippines),
            82   9.88%, 03/16/10                                                        91
            40   8.38%, 02/15/11                                                        41
           145   9.88%, 01/15/19                                                       152
           200   Republic of South Africa (South Africa),
                 8.50%, 06/23/17                                                       240
                 Republic of Turkey (Turkey),
            91   12.38%, 06/15/09                                                      112
            72   11.50%, 01/23/12                                                       89
            92   9.50%, 01/15/14                                                       104
           100   Republic of Ukraine (Ukraine),
                 7.65%, 06/11/13, Regulation S                                         101
                 Republic of Venezuela (Venezuela),
            83   2.75%, 12/18/07, Ser. DL, FRN                                          82
           100   9.25%, 09/15/27                                                        93
                 Russian Federation (Russia),
           100   10.00%, 06/26/07, Regulation S                                        114
            69   8.25%, 03/31/10, Regulation S                                          75
             5   11.00%, 07/24/18, Regulation S                                          7

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 FOREIGN GOVERNMENT SECURITIES -- CONTINUED
$          307   5.00%, 03/31/30, Regulation S, SUB                         $          293
           100   State of Qatar (Qatar),
                 9.50%, 05/21/09, Regulation S                                         123
                 United Mexican States (Mexico),
           100   6.38%, 01/16/13, MTN                                                  105
            80   6.63%, 03/03/15                                                        84
           100   8.30%, 08/15/31, MTN                                                  115
                 -------------------------------------------------------------------------
                 Total Foreign Government Securities                                 5,803
                 (Cost $5,100)
                 -------------------------------------------------------------------------

                 SUPRANATIONAL NOTES & BONDS -- 1.1%
           200   Inter-American Development Bank,
                 7.38%, 01/15/10                                                       236
                 (Cost $203)
                 -------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 38.9%
                 AEROSPACE -- 0.6%
            15   General Dynamics Corp., 2.13%,
                 05/15/06                                                               15
           100   L-3 Communications Corp., 7.63%,
                 06/15/12                                                              108
                 -------------------------------------------------------------------------
                                                                                       123
                 -------------------------------------------------------------------------

                 AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
            30   Seminis Vegetable Seeds, Inc., 10.25%,
                 10/01/13                                                               33

                 AIRLINES -- 0.0%^
            25   Delta Air Lines, Inc., 7.90%, 12/15/09* + (d)                           8

                 AUTOMOTIVE -- 1.0%
            10   DaimlerChrysler N.A. Holding Corp.,
                 7.20%, 09/01/09 +                                                      11
                 Ford Motor Credit Co.,
            30   7.38%, 10/28/09                                                        32
            20   7.88%, 06/15/10                                                        22
            20   7.00%, 10/01/13                                                        21
                 General Motors Corp.,
            25   7.20%, 01/15/11                                                        27
            10   8.25%, 07/15/23                                                        11
            10   8.38%, 07/15/33                                                        11
$           25   Goodyear Tire & Rubber Co., 7.86%,
                 08/15/11                                                   $           24
            32   TRW Automotive, Inc., 11.00%, 02/15/13                                 38
                 -------------------------------------------------------------------------
                                                                                       197
                 -------------------------------------------------------------------------

                 BANKING -- 2.5%
             5   Abbey National Capital Trust I,
                 8.96%, to 6/30; thereafter FRN,
                 12/31/49 +                                                              7
            15   ABN-Amro North American Holding
                 Preferred Capital Repackage Trust I,
                 6.52%, to 11/12; thereafter FRN,
                 12/31/49, # +                                                          16
            40   ANZ Capital Trust I, 5.36%,
                 12/15/53, # +                                                          40
           250   Banque Centrale de Tunisie (Tunisia),
                 7.38%, 04/25/12 +                                                     280
            10   Cadets Trust, 4.80%, 07/15/13,
                 Ser. 2003-1, # +                                                       10
            10   HBOS PLC (United Kingdom),
                 5.38%, to 11/13; thereafter FRN,
                 12/31/49, #                                                            10
            15   HBOS Treasury Services PLC
                 (United Kingdom), 3.60%,
                 08/15/07, MTN, #                                                       15
            15   Industrial Bank of Korea (South Korea),
                 4.00%, to 05/09; thereafter FRN,
                 05/19/14, #                                                            15
            10   KBC Bank Fund Trust III,
                 9.86%, to 11/09; thereafter FRN,
                 11/29/49, #                                                            12
            25   Popular North America, Inc.,
                 4.70%, 06/30/09                                                        26
                 RBS Capital Trust I,
             5   6.43%, to 1/34; thereafter FRN,
                 12/31/49                                                                5
            15   5.51%, to 9/14; thereafter FRN, 12/31/49                               15
            10   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.65%, to 09/31;
                 thereafter FRN, 12/31/49                                               12
            20   SunTrust Bank, 2.50%, 11/01/06                                         20
             5   Swedbank (Sweden), 9.00%, to 03/10;
                 thereafter FRN, 12/31/49, #                                             6

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$           15   Westpac Capital Trust III, 5.82%,
                 to 09/13; thereafter FRN, 12/31/49, #                      $           16
            10   Westpac Capital Trust IV, 5.26%,
                 12/31/49, #                                                            10
                 -------------------------------------------------------------------------
                                                                                       515
                 -------------------------------------------------------------------------

                 BROADCASTING/CABLE -- 1.6%
           120   British Sky Broadcasting PLC
                 (United Kingdom) (Yankee), 6.88%,
                 02/23/09 +                                                            132
            15   Cablevision Systems Corp.,
                 8.00%, 04/15/12 +                                                      15
           175   Echostar DBS Corp., 10.38%, 10/01/07 +                                185
                 -------------------------------------------------------------------------
                                                                                       332
                 -------------------------------------------------------------------------

                 BUSINESS SERVICES -- 0.6%
            10   Cendant Corp., 7.13%, 03/15/15 +                                       11
           100   Iron Mountain, Inc., 8.63%, 04/01/13 108
                 -------------------------------------------------------------------------
                                                                                       119
                 -------------------------------------------------------------------------

                 CHEMICALS -- 1.8%
            25   Crompton Corp., 9.88%, 08/01/12, # +                                   26
            60   Huntsman LLC, 11.63%, 10/15/10                                         67
            15   ICI Wilmington, Inc., 5.63%,
                 12/01/13                                                               15
                 Lyondell Chemical Co.,
            10   9.63%, 05/01/07, Ser. A                                                11
           125   10.88%, 05/01/09                                                      131
            75   Nalco Co., 7.75%, 11/15/11, #                                          80
            25   PolyOne Corp., 10.63%, 05/15/10                                        27
             5   The Dow Chemical Co., 7.38%, 11/01/29 +                                 6
                 -------------------------------------------------------------------------
                                                                                       363
                 -------------------------------------------------------------------------

                 COMPUTERS/COMPUTER HARDWARE -- 0.0%^
             5   Electronic Data Systems Corp.,
                 6.50%, 08/01/13, Ser. B                                                 5

                 CONSTRUCTION -- 1.7%
            10   Centex Corp., 5.70%, 05/15/14 +                                        10
            80   D.R. Horton, Inc., 9.38%, 03/15/11 +                                   90
           100   KB Home, 8.63%, 12/15/08                                              112
            10   Pulte Homes, Inc., 5.25%, 01/15/14                                     10
$          100   Terex Corp., 10.38%, 04/01/11, Ser. B                      $          113
            10   Toll Brothers, Inc., 5.95%, 09/15/13                                   10
                 -------------------------------------------------------------------------
                                                                                       345
                 -------------------------------------------------------------------------

                 CONSTRUCTION MATERIALS -- 0.1%
            15   THL Buildco, Inc., 8.50%, 09/01/14, #                                  16

                 CONSUMER PRODUCTS -- 0.2%
           313   Drypers Corp., 10.25%, 06/15/07,
                 Ser. B + (f) (d) *                                                      3
            20   Elizabeth Arden, Inc., 7.75%, 01/15/14                                 21
            25   Rayovac Corp., 8.50%, 10/01/13                                         26
                 -------------------------------------------------------------------------
                                                                                        50
                 -------------------------------------------------------------------------

                 CONSUMER SERVICES -- 1.0%
            15   Alderwoods Group, Inc., 7.75%,
                 09/15/12, #                                                            16
           100   Corrections Corp. of America,
                 7.50%, 05/01/11 +                                                     105
                 Service Corporation International,
             9   6.00%, 12/15/05                                                         9
            80   6.75%, 04/01/16, #                                                     77

                 -------------------------------------------------------------------------
                                                                                       207
                 -------------------------------------------------------------------------

                 DIVERSIFIED -- 0.3%
            50   Tyco International Group SA
                 (Luxembourg) (Yankee), 6.38%,
                 10/15/11                                                               55

                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.3%
            30   Celestica, Inc. (Canada), 7.88%,
                 07/01/11 +                                                             31
            35   Legrand SA (France), 8.50%, 02/15/25                                   38
                 -------------------------------------------------------------------------
                                                                                        69
                 -------------------------------------------------------------------------

                 ENTERTAINMENT/LEISURE -- 0.6%
           100   Caesars Entertainment Inc.,
                 7.00%, 04/15/13                                                       107
                 Six Flags, Inc.,
             3   8.88%, 02/01/10                                                         3
            15   9.75%, 04/15/13                                                        14
                 -------------------------------------------------------------------------
                                                                                       124
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ENVIRONMENTAL SERVICES -- 0.2%
$           40   Allied Waste North America, Inc.,
                 7.38%, 04/15/14, Ser. B                                    $           39

                 FINANCIAL SERVICES -- 3.5%
                 American General Finance Corp.,
            25   3.00%, 11/15/06, Ser. H, MTN +                                         25
             5   4.50%, 11/15/07, Ser. H, MTN +                                          5
            25   Arch Western Finance LLC, 7.25%,
                 07/01/13, # +                                                          26
            10   FleetBoston Financial Corp., 7.25%,
                 09/15/05                                                               10
            20   Goldman Sachs Group, Inc., 6.35%,
                 02/15/34                                                               20
                 HSBC Capital Funding LP
                 (Channel Islands),
             5   4.61%, to 06/13; thereafter FRN,
                 12/31/49, #                                                             5
            30   9.55%, to 06/10; thereafter FRN,
                 12/31/49, #                                                            38
            10   ING Capital Funding Trust III, 8.44%,
                 to 12/10; thereafter FRN, 12/31/49                                     12
            25   Morgan Stanley, 5.80%, 04/01/07                                        27
           100   Nexstar Finance LLC/Nexstar Finance,
                 Inc., 12.00%, 04/01/08                                                111
            35   SLM Corp., 5.63%, 04/10/07,
                 Ser. A, MTN                                                            37
           282   Targeted Return Index (TRAINS),
                 8.21%, to 08/06; thereafter FRN,
                 08/01/15, Ser. HY-2004-1, #                                           301
            10   UFJ Finance AEC (Aruba), 6.75%,
                 07/15/13                                                               11
            35   UGS Corp., 10.00%, 06/01/12, #                                         38
            65   Yell Finance BV (The Netherlands),
                 10.75%, 08/01/11                                                       76
                 -------------------------------------------------------------------------
                                                                                       742
                 -------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 1.0%
           100   Del Monte Corp., 9.25%, 05/15/11,
                 Ser. B +                                                              110
            45   Delhaize America, Inc., 8.13%, 04/15/11 +                              51
             5   SABMiller PLC (United Kingdom),
                 6.63%, 08/15/33, #                                                      6
            35   Swift & Co., 10.13%, 10/01/09                                          39
                 -------------------------------------------------------------------------
                                                                                       206
                 -------------------------------------------------------------------------

                 HEALTH CARE/HEALTH CARE SERVICES -- 1.8%
$           20   Alliance Imaging, Inc., 10.38%,
                 04/15/11                                                   $           21
            40   Ardent Health Services, Inc., 10.00%,
                 08/15/13 +                                                             43
            40   Extendicare Health Services, Inc.,
                 6.88%, 05/01/14                                                        40
            35   Genesis HealthCare Corp., 8.00%,
                 10/15/13                                                               37
                 HCA, Inc.,
            15   5.25%, 11/06/08                                                        15
           110   6.75%, 07/15/13                                                       118
            30   Mariner Health Care, Inc., 8.25%,
                 12/15/13, #                                                            32
                 Tenet Healthcare Corp.,
            35   7.38%, 02/01/13                                                        32
            15   9.88%, 07/01/14, #                                                     16
            15   UnitedHealth Group, Inc., 3.30%,
                 01/30/08                                                               15
                 -------------------------------------------------------------------------
                                                                                       369
                 -------------------------------------------------------------------------

                 HOTELS/OTHER LODGING -- 1.7%
           100   Ameristar Casinos, Inc., 10.75%,
                 02/15/09 +                                                            113
            20   ITT Corp., 7.38%, 11/15/15                                             21
            50   Mandalay Resort Group, 10.25%,
                 08/01/07, Ser. B                                                       56
                 MGM Mirage,
            90   9.75%, 06/01/07                                                       100
            35   6.75%, 09/01/12, #                                                     36
            20   Starwood Hotels & Resorts Worldwide,
                 Inc., 7.88%, 05/01/12                                                  22
                 -------------------------------------------------------------------------
                                                                                       348
                 -------------------------------------------------------------------------

                 INSURANCE -- 0.6%
            10   Arch Capital Group LTD (Bermuda),
                 7.35%, 05/01/34 +                                                      11
            20   Aspen Insurance Holdings LTD (Bermuda),
                 6.00%, 08/15/14, # +                                                   20
            10   AXA (France), 8.60%, 12/15/30 +                                        13
             5   Fund American Companies, Inc., 5.88%,
                 05/15/13                                                                5
            25   Liberty Mutual Group, 5.75%,
                 03/15/14, #                                                            25

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 INSURANCE -- CONTINUED
$           20   Monumental Global Funding II,
                 3.90%, 06/15/09, #                                         $           20
                 Nationwide Financial Services, Inc.,
             5   6.25%, 11/15/11                                                         5
             5   5.90%, 07/01/12                                                         5
             5   Odyssey Re Holdings Corp., 7.65%,
                 11/01/13                                                                6
             5   Prudential Holdings LLC, 8.70%,
                 12/18/23, #                                                             6
             5   QBE Insurance Group LTD (Australia),
                 5.65%, to 07/13; thereafter FRN,
                 07/01/23, #                                                             5
                 -------------------------------------------------------------------------
                                                                                       121
                 -------------------------------------------------------------------------

                 METALS/MINING -- 0.8%
           150   Peabody Energy Corp., 6.88%,
                 03/15/13, Ser. B                                                      158

                 MULTI-MEDIA -- 1.6%
            40   Charter Communications Operating LLC,
                 8.00%, 04/30/12, # +                                                   40
            25   Comcast Cable Communications
                 Holdings, Inc., 8.38%, 03/15/13                                        30
             5   Dex Media, Inc., 8.00%, 11/15/13, # +                                   5
            60   DirecTV Holdings LLC, 8.38%, 03/15/13 +                                69
            50   Lodgenet Entertainment Corp., 9.50%,
                 06/15/13                                                               55
             5   News America Holdings, Inc., 7.75%,
                 01/20/24                                                                6
            50   Radio One, Inc., 8.88%, 07/01/11, Ser. B                               55
            35   Sinclair Broadcast Group, Inc., 8.00%,
                 03/15/12                                                               36
            10   Time Warner Entertainment Co., LP,
                 8.38%, 03/15/23                                                        12
            15   Time Warner, Inc., 7.63%, 04/15/31                                     17
            10   Viacom, Inc., 7.88%, 07/30/30                                          12
                 -------------------------------------------------------------------------
                                                                                       337
                 -------------------------------------------------------------------------

                 OFFICE/BUSINESS EQUIPMENT -- 0.5%
            90   Xerox Corp., 7.63%, 06/15/13                                           96

                 OIL & GAS -- 1.5%
$            5   Alberta Energy Co., LTD
                 (Canada) (Yankee), 7.38%, 11/01/31                         $            6
            15   BP Capital Markets PLC (United Kingdom),
                 2.75%, 12/29/06 +                                                      15
             5   Canadian Natural Resources LTD
                 (Canada) (Yankee), 7.20%, 01/15/32 +                                    6
            47   Chesapeake Energy Corp., 6.88%,
                 01/15/16 +                                                             47
           100   Denbury Resources, Inc., 7.50%,
                 04/01/13 +                                                            104
            15   Devon Financing Corp. ULC, 7.88%,
                 09/30/31 +                                                             18
            15   Giant Industries, Inc., 8.00%, 05/15/14                                15
            10   Husky Energy, Inc. (Canada), 6.15%,
                 06/15/19                                                               11
            10   Kerr-McGee Corp., 6.95%, 07/01/24                                      11
            35   Newfield Exploration Co., 6.63%,
                 09/01/14, #                                                            36
            30   The Premcor Refining Group, Inc., 7.50%,
                 06/15/15                                                               32
             5   Transocean, Inc., 7.50%, 04/15/31                                       6
                 -------------------------------------------------------------------------
                                                                                       307
                 -------------------------------------------------------------------------

                 PACKAGING -- 1.5%
            60   Crown European Holdings SA (France),
                 9.50%, 03/01/11 +                                                      67
                 Owens-Brockway Glass Container, Inc.,
            50   8.75%, 11/15/12                                                        56
            50   8.25%, 05/15/13                                                        53
            20   Silgan Holdings, Inc., 6.75%, 11/15/13                                 20
           100   Stone Container Corp., 9.75%, 02/01/11                                111
                 -------------------------------------------------------------------------
                                                                                       307
                 -------------------------------------------------------------------------

                 PAPER/FOREST PRODUCTS -- 1.2%
                 Boise Cascade Corp.,
            20   6.50%, 11/01/10 +                                                      22
            10   7.00%, 11/01/13 +                                                      11
            50   Bowater, Inc., 6.50%, 06/15/13 +                                       49
           100   Georgia-Pacific Corp., 8.88%, 02/01/10                                117
             5   International Paper Co., 5.85%, 10/30/12                                5
            50   Tembec Industries, Inc. (Canada),
                 8.50%, 02/01/11                                                        53
                 -------------------------------------------------------------------------
                                                                                       257
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PHARMACEUTICALS -- 0.1%
$           10   Hospira, Inc., 4.95%, 06/15/09                             $           10
             5   Wyeth, 6.45%, 02/01/24                                                  5
                 -------------------------------------------------------------------------
                                                                                        15
                 -------------------------------------------------------------------------

                 PIPELINES -- 1.7%
                 Duke Capital Corp.,
            35   4.37%, 03/01/09 +                                                      35
            20   6.25%, 02/15/13 +                                                      21
            30   Dynegy Holdings, Inc., 10.13%,
                 07/15/13, # +                                                          34
           130   El Paso Corp., 7.88%, 06/15/12                                        124
                 Kinder Morgan Energy Partners LP,
            10   7.40%, 03/15/31                                                        11
             5   7.75%, 03/15/32                                                         6
             5   7.30%, 08/15/33                                                         6
           100   Northwest Pipeline Corp., 8.13%,
                 03/01/10                                                              113
                 -------------------------------------------------------------------------
                                                                                       350
                 -------------------------------------------------------------------------

                 PRINTING & PUBLISHING -- 0.2%
            30   Sun Media Corp. (Canada), 7.63%,
                 02/15/13                                                               32

                 REAL ESTATE INVESTMENT TRUST -- 0.8%
            22   FelCor Lodging LP, 9.50%, 09/15/08                                     23
           100   Host Marriott LP, 9.25%, 10/01/07, Ser. G                             112
            35   Ventas Realty LP/Ventas Capital Corp.,
                 9.00%, 05/01/12                                                        39
                 -------------------------------------------------------------------------
                                                                                       174
                 -------------------------------------------------------------------------

                 RESTAURANTS/FOOD SERVICES -- 0.3%
            60   NE Restaurant Co., Inc., 10.75%, 07/15/08                              59

                 RETAILING -- 1.6%
            40   Dillard's, Inc., 7.85%, 10/01/12 +                                     42
            20   Ferrellgas Escrow LLC/Ferrellgas Finance
                 Escrow Corp., 6.75%, 05/01/14                                          20
            45   Ingles Markets, Inc., 8.88%,
                 12/01/11                                                               48
                 J.C. Penney Co., Inc.,
            25   7.60%, 04/01/07                                                        27
            40   8.00%, 03/01/10                                                        45
$           10   7.13%, 11/15/23                                            $           10
           100   Rite Aid Corp., 9.50%, 02/15/11                                       110
            20   Safeway, Inc., 4.13%, 11/01/08                                         20
                 -------------------------------------------------------------------------
                                                                                       322
                 -------------------------------------------------------------------------

                 SEMI-CONDUCTORS -- 0.1%
            30   Freescale Semiconductor, Inc., 7.13%,
                 07/15/14, #                                                            30

                 SHIPPING/TRANSPORTATION -- 0.1%
                 Norfolk Southern Corp.,
             5   7.80%, 05/15/27                                                         6
             5   7.25%, 02/15/31                                                         6
             5   Union Pacific Corp., 6.65%, 01/15/11                                    5
                 -------------------------------------------------------------------------
                                                                                        17
                 -------------------------------------------------------------------------

                 STEEL -- 0.4%
            70   Euramax International, Inc., 8.50%,
                 08/15/11                                                               74

                 TELECOMMUNICATIONS -- 3.1%
            75   AT&T Corp., 8.05%, 11/15/11                                            82
                 AT&T Wireless Services, Inc.,
            10   7.88%, 03/01/11                                                        12
            10   8.75%, 03/01/31                                                        13
            15   British Telecom PLC (United Kingdom),
                 8.88%, 12/15/30, +                                                     19
            45   Cincinnati Bell, Inc., 8.38%, 01/15/14 +                               40
                 Deutsche Telekom International Finance BV
                 (The Netherlands),
            30   8.50%, 06/15/10 +                                                      36
             5   5.25%, 07/22/13 +                                                       5
             5   8.75%, 06/15/30 +                                                       6
                 France Telecom (France),
            15   7.75%, 03/01/11                                                        18
            10   8.50%, 03/01/31                                                        13
            40   Insight Midwest LP/Insight Capital, Inc.,
                 9.75%, 10/01/09                                                        42
            85   Nextel Communications, Inc., 9.38%,
                 11/15/09                                                               90
            30   Nortel Networks LTD (Canada), 6.13%,
                 02/15/06                                                               30
            40   PanAmSat Corp., 9.00%, 08/15/14, #                                     42

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 TELECOMMUNICATIONS -- CONTINUED
$           30   Qwest Communications International,
                 7.25%, 02/15/11, #                                         $           28
            80   Qwest Corp., 9.13%, 03/15/12, #                                        86
            20   SBC Communications, Inc., 5.63%,
                 06/15/16                                                               20
                 Sprint Capital Corp.,
            10   6.90%, 05/01/19                                                        11
             5   8.75%, 03/15/32                                                         6
            10   TCI Communications, Inc., 7.88%,
                 02/15/26                                                               12
            10   Telecom Italia Capital SA (Luxembourg),
                 4.00%, 11/15/08, #                                                     10
             5   Verizon Global Funding Corp., 7.38%,
                 09/01/12                                                                6
            15   Verizon New England, Inc., 4.75%,
                 10/01/13, Ser. C                                                       15
            15   Verizon New York, Inc., 6.88%, 04/01/12,
                 Ser. A                                                                 17
                 -------------------------------------------------------------------------
                                                                                       659
                 -------------------------------------------------------------------------

                 UTILITIES -- 2.1%
            10   AEP Texas Central Co., 5.50%, 02/15/13,
                 Ser. D                                                                 10
            10   Alabama Power Co., 2.80%, 12/01/06,
                 Ser. Y                                                                 10
             5   Arizona Public Service Co., 4.65%,
                 05/15/15 +                                                              5
            75   Calpine Corp., 9.88%, 12/01/11, # +                                    62
            50   CMS Energy Corp., 7.75%, 08/01/10, # +                                 53
             5   Columbus Southern Power Co., 5.50%,
                 03/01/13, Ser. C +                                                      5
                 Dominion Resources, Inc.,
            15   8.13%, 06/15/10, Ser. A +                                              18
            10   6.30%, 03/15/33 +                                                      10
            40   DPL, Inc., 6.88%, 09/01/11 +                                           42
            10   DTE Energy Co., 6.38%, 04/15/33 +                                      10
            15   FPL Group Capital, Inc., 7.63%, 09/15/06                               16
             5   National Rural Utilities Cooperative
                 Finance Corp., 6.50%, 03/01/07,
                 Ser. C, MTN                                                             5
            20   Nisource Finance Corp., 6.15%,
                 03/01/13                                                               21
                 Pacific Gas & Electric Co.,
$           10   4.20%, 03/01/11                                            $           10
            10   4.80%, 03/01/14                                                        10
            10   PacifiCorp, 4.30%, 09/15/08                                            10
            10   Pepco Holdings, Inc., 7.45%,
                 08/15/32                                                               11
                 PSEG Power LLC,
             5   5.00%, 04/01/14                                                         5
            15   5.50%, 12/01/15                                                        15
            30   Reliant Resources, Inc., 9.50%, 07/15/13                               33
            45   Sierra Pacific Resources, 8.63%,
                 03/15/14, #                                                            47
            15   TXU Energy Co., 7.00%, 03/15/13                                        17
                 -------------------------------------------------------------------------
                                                                                       425
                 -------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                       8,005
                 (Cost $7,798)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.4%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
            75   Wells Fargo Mortgage Backed Securities
                 Trust, 3.54%, 09/25/34, Ser. 2004-S,
                 Class A4, FRN                                                          73

                 MORTGAGE BACKED PASS-THROUGH
                 SECURITIES -- 13.0%
            21   Federal Home Loan Mortgage Corp.,
                 6.00%, 05/01/17, Gold Pool E89420                                      22
                 Federal National Mortgage Association,
           413   5.00%, 07/01/19, Pool 785934                                          421
            97   5.50%, 11/01/32, Pool 254594                                           99
            85   5.50%, 01/01/34, Pool 357472                                           86
            47   5.50%, 02/01/34, Pool 759855                                           48
            71   5.50%, 05/01/34, Pool 781078                                           72
           100   5.50%, 08/01/34, Pool 792526                                          102
                 Government National Mortgage Association,
           373   6.00%, 03/15/33, Pool 781607                                          388
           398   6.00%, 06/20/34, Pool 3570                                            413
           997   6.00%, 07/20/34, Pool 3584                                          1,036
                 -------------------------------------------------------------------------
                                                                                     2,687
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities                                                          2,760
                 (Cost $2,718)
                 -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.6%
$           45   Banc of America Commercial Mortgage,
                 Inc., 5.06%, 03/11/41, Ser. 2003-2,
                 Class A4 +                                                 $           46
                 Credit Suisse First Boston Mortgage
                 Securities Corp.,
            25   6.38%, 12/16/35, Ser. 2001-CK1,
                 Class A3 +                                                             28
            30   4.30%, 07/15/36, Ser. 2004-C3,
                 Class A3 +                                                             30
            55   4.90%, 12/15/36, Ser. 2003-C5,
                 Class A4 +                                                             56
            45   Greenwich Capital Commercial
                 Funding Corp., 4.11%, 07/05/35,
                 Ser. 2003-C1, Class A4                                                 43
            45   GS Mortgage Securities Corp. II, 5.40%,
                 08/10/38, Ser. 2004-GG2, Class A6, FRN                                 47
                 LB-UBS Commercial Mortgage Trust,
            60   6.65%, 11/15/27, Ser. 2001-C2, Class A2                                68
             5   3.25%, 03/15/29, Ser. 2004-C2, Class A2                                 5
                 Morgan Stanley Capital I,
            30   4.05%, 01/13/41, Ser. 2004-HQ3, Class A2                               30
           110   4.66%, 09/13/45, Ser. 2004-T13, Class A4                              110
            20   Morgan Stanley Dean Witter Capital I,
                 4.92%, 03/12/35, Ser. 2003-HQ2, Class A2                               20
            60   Wachovia Bank Commercial Mortgage Trust,
                 3.96%, 12/15/35, Ser. 2003-C9, Class A2                                60
                 -------------------------------------------------------------------------
                 Total Commercial Mortgage Backed
                 Securities                                                            543
                 (Cost $530)
                 -------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 4.2%
            35   American Express Credit Account
                 Master Trust, 1.69%, 01/15/09,
                 Ser. 2003-4, Class A +                                                 34
                 AmeriCredit Automobile Receivables
                 Trust,
            10   2.75%, 10/09/07, Ser. 2003-CF, Class A3 +                              10
            10   3.48%, 05/06/10, Ser. 2003-CF, Class A4 +                              10
            15   2.84%, 08/06/10, Ser. 2003-DM, Class A4 +                              15
                 Capital Auto Receivables Asset Trust,
            39   1.64%, 02/15/07, Ser. 2003-2,
                 Class A3B, FRN +                                                       39
$           25   1.96%, 01/15/09, Ser. 2003-2,
                 Class A4A +                                                $           25
            10   Capital One Auto Finance Trust, 3.18%,
                 09/15/10, Ser. 2003-B, Class A4 +                                      10
            45   Capital One Multi-Asset Execution Trust,
                 3.65%, 07/15/11, Ser. 2003-A4,
                 Class A4 +                                                             45
            15   Citibank Credit Card Issuance Trust,
                 5.65%, 06/16/08, Ser. 2001-A6,
                 Class A6 +                                                             16
                 Countrywide Asset-Backed Certificates,
            20   3.61%, 04/25/30, Ser. 2003-5,
                 Class AF3 +                                                            20
            15   5.41%, 01/25/34, Ser. 2003-5,
                 Class MF1 +                                                            15
            10   Daimler Chrysler Auto Trust, 2.88%,
                 10/08/09, Ser. 2003-A, Class A4 +                                      10
            75   Ford Credit Auto Owner Trust, 3.54%,
                 11/15/08, Ser. 2004-A, Class A4                                        76
            75   Household Automotive Trust, 2.22%,
                 11/17/09, Ser. 2003-1, Class A4                                        74
            50   Long Beach Mortgage Loan Trust,
                 1.94%, 07/25/33, Ser. 2003-3,
                 Class A, FRN                                                           50
            10   M&I Auto Loan Trust, 2.97%, 04/20/09,
                 Ser. 2003-1, Class A4                                                  10
            20   Morgan Stanley Auto Loan Trust, 2.17%,
                 04/15/11, Ser. 2003-HB1, Class A2                                      20
            40   National City Auto Receivables Trust,
                 2.88%, 05/15/11, Ser. 2004-A, Class A4                                 40
                 Onyx Acceptance Grantor Trust,
            10   3.20%, 03/15/10, Ser. 2003-D, Class A4                                 10
            15   2.66%, 05/17/10, Ser. 2003-C, Class A4                                 15
            75   3.89%, 02/15/11, Ser. 2004-B, Class A4                                 75
            14   Option One Mortgage Loan Trust, 1.94%,
                 07/01/33, Ser. 2003-5, Class A2, FRN                                   14
            20   PSE&G Transition Funding LLC, 6.61%,
                 06/15/15, Ser. 2001-1, Class A6                                        23
                 Residential Asset Securities Corp.,
             7   1.87%, 07/25/32, Ser. 2002-KS4,
                 Class AIIB, FRN                                                         7

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
$           20   1.91%, 07/25/33, Ser. 2003-KS5,
                 Class AIIB, FRN                                            $           20
            65   SLM Student Loan Trust, 2.99%,
                 12/15/22, Ser. 2003-11, Class A5, #                                    65
            20   Triad Auto Receivables Owner Trust,
                 3.20%, 12/13/10, Ser. 2003-B, Class A4                                 20
            40   USAA Auto Owner Trust, 2.04%,
                 02/16/10, Ser. 2003-1, Class A4                                        40
            25   Volkswagen Auto Loan Enhanced Trust,
                 2.94%, 03/22/10, Ser. 2003-2, Class A4                                 25
            18   Wachovia Asset Securitization, Inc.,
                 2.05%, 12/25/32, Ser. 2002-HE2,
                 Class A, FRN                                                           18
            15   WFS Financial Owner Trust, 3.15%,
                 05/20/11, Ser. 2003-4, Class A4                                        15
                 -------------------------------------------------------------------------
                 Total Asset Backed Securities                                         866
                 (Cost $868)
                 -------------------------------------------------------------------------

                 WARRANTS -- 0.0%^
                 TELECOMMUNICATIONS -- 0.0%^
             0^^ Startec Global Communications Corp.,
                 0.00%, 05/15/08
                 (Cost $0^^)                                                $            0^^
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                        19,600
                 (Cost $18,580)

SHORT-TERM INVESTMENTS -- 5.0%

                 MONEY MARKET FUND -- 5.0%
         1,028   JPMorgan Prime Money Market
                 Fund (a) +                                                 $        1,028
                 (Cost $1,028)
                 -------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                $       20,628
                 (COST $19,608)
                 -------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, AUGUST 31, 2004

COUNTRY                                                       % OF INVESTMENT SECURITIES
----------------------------------------------------------------------------------------
United States                                                            66.7%
The Netherlands                                                           3.9
Canada                                                                    2.5
Russia                                                                    2.4
Colombia                                                                  2.1
Peru                                                                      1.9
Brazil                                                                    1.9
Turkey                                                                    1.5
Mexico                                                                    1.5
Bulgaria                                                                  1.4
Philippines                                                               1.4
Tunisia                                                                   1.4
Chile                                                                     1.3
Costa Rica                                                                1.2
Italy                                                                     1.2
South Africa                                                              1.2
Panama                                                                    1.1
United Kingdom                                                            1.0
Venezuela                                                                 0.9
France                                                                    0.7
Qatar                                                                     0.6
Malaysia                                                                  0.6
Ukraine                                                                   0.5
El Salvador                                                               0.5
Other (below 0.5%)                                                        0.6
-----------------------------------------------------------------------------
TOTAL                                                                   100.0%
-----------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                             NOTIONAL            UNREALIZED
NUMBER OF                                                                                    VALUE AT         APPRECIATION/
CONTRACTS        DESCRIPTION                                          EXPIRATION DATE   8/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
 10              Treasury Bonds                                       December, 2004     $  1,113              $ 16
  1              2 Year Treasury Notes                                December, 2004          212                --^^
 14              5 Year Treasury Notes                                December, 2004        1,549                 7

                 SHORT FUTURES OUTSTANDING
(22)             10 Year Treasury Notes                               December, 2004       (2,471)              (17)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT

                                                                                              NET UNREALIZED
                                       SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
     CONTRACTS TO SELL                       DATE        VALUE (USD)    8/31/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------------
  555                  EUR                9/30/04             $  670           $  674                 $  (4)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. TREASURY INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT ~         ISSUER                                                              VALUE
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.6%

                 U.S. TREASURY SECURITIES -- 89.8%
                 U.S. Treasury Notes & Bonds,
$       13,430   1.13%, 06/30/05                                            $       13,347
        24,020   2.38%, 08/31/06                                                    24,019
        13,000   2.63%, 11/15/06                                                    13,040
         2,700   3.00%, 02/15/08                                                     2,710
        10,030   2.63%, 05/15/08                                                     9,908
         1,555   3.88%, 05/15/09                                                     1,596
         8,890   3.63%, 07/15/09                                                     9,017
         4,045   5.75%, 08/15/10                                                     4,517
         2,085   3.88%, 02/15/13                                                     2,070
         6,430   4.25%, 08/15/13                                                     6,521
         1,350   4.75%, 05/15/14                                                     1,417
         3,140   7.25%, 05/15/16 +                                                   3,949
         1,020   9.00%, 11/15/18 +                                                   1,483
         5,525   8.13%, 08/15/19 + @                                                 7,550
         3,635   8.00%, 11/15/21 +                                                   4,977
         4,220   7.25%, 08/15/22 +                                                   5,411
         8,000   5.38%, 02/15/31 +                                                   8,518
                 -------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                    120,050
                 (Cost $117,123)
                 -------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.8%
                 MORTGAGE BACKED PASS-THROUGH SECURITIES -- 3.8%

$            0^^ Federal Home Loan Mortgage Corp.,
                 7.00%, 12/01/14, Gold Pool E00766                          $            0^^
                 -------------------------------------------------------------------------
         4,838   Government National Mortgage Association,
                 6.00%, 10/15/33, Pool 604714                                        5,030
                 -------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities                                                          5,030
                 (Cost $4,941)
                 -------------------------------------------------------------------------
                 Total Long-Term Investments                                       125,080
                 (Cost $122,064)
                 -------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 6.4%

                 MONEY MARKET FUND -- 6.4%
         8,491   JPMorgan 100% U.S. Treasury Securities
                 Money Market Fund (a)                                               8,491
                 (Cost $8,491)

                 TOTAL INVESTMENTS -- 100.0%                                $      133,571
                 (COST $130,555)
                 -------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                             NOTIONAL            UNREALIZED
NUMBER OF                                                                                    VALUE AT          APPRECIATION
CONTRACTS        DESCRIPTION                                          EXPIRATION DATE   8/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
 12              2 Year Treasury Notes                                December, 2004       $  2,540                   $   5
111              5 Year Treasury Notes                                December, 2004         12,285                      53
 21              10 Year Treasury Notes                               December, 2004          2,359                       7

                 SHORT FUTURES OUTSTANDING
(46)             Treasury Bonds                                       December, 2004         (5,120)                    (71)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

*               -- Non-income producing security.
#               -- All or a portion of this security is a 144A or private
                   placement security and can only be sold to qualified institutional buyers.
~               -- Denominated in United States Dollars unless otherwise noted.
^^              -- Amount rounds to less than one thousand.
^               -- Amount rounds to less than 0.1%.
+               -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@               -- Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)             -- Affiliated. Money market fund registered under the Investment
                   Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
Adj.            -- Adjustable. The interest rate shown is the rate in effect at
                   August 31, 2004.
(d)             -- Defaulted Security.
(f)             -- Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

                   FUND                                                       MARKET VALUE     PERCENTAGE
                   ----                                                       ------------     ----------
                   JPMorgan Bond Fund                                             $ 20,457           1.88%
                   JPMorgan Global Strategic Income Fund                          $  2,587           8.63%
                   JPMorgan Strategic Income Fund                                 $      3           0.00%^

(i)             -- Security is considered illiquid and may be difficult to sell.
CAD             -- Canadian Dollar.
CMBS            -- Commercial Mortgage Backed Security.
EUR             -- Euro.
FNMA            -- Federal National Mortgage Association.
FRDO            -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2004.
FRN             -- Floating Rate Note. The rate shown is the rate in effect as of August 31, 2004.
GBP             -- Great Britain Pound.
GNMA            -- Government National Mortgage Association.
GO              -- General Obligation Bond.
IO              -- Interest Only.
LIBOR           -- London Interbank Offered Rate.
MTN             -- Medium Term Note.
Regulation S    -- Securities registered under the Securities Act of 1933.
Rev.            -- Revenue Bond.
Ser.            -- Series.
SUB             -- Step-up Bond. The rate shown is the rate in effect as of
                   August 31, 2004.
TBA             -- To Be Announced.
USD             -- United States Dollar.
UYU             -- Uruguay Peso

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES                        AS OF AUGUST 31, 2004
(Amounts in thousands, except per share amounts)

                                                                                                          FLEMING           GLOBAL
                                                                                        ENHANCED         EMERGING        STRATEGIC
                                                          BOND             BOND           INCOME     MARKETS DEBT           INCOME
                                                          FUND          FUND II             FUND             FUND             FUND
ASSETS
Investments in non-affiliates, at value         $    1,051,832   $    1,017,824   $      289,399   $       34,019   $       28,672
Investments in affiliates at value                      37,330          118,963            5,393              371            1,301
----------------------------------------------------------------------------------------------------------------------------------
Total Investment securities, at value                1,089,162        1,136,787          294,792           34,390           29,973
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                     1,911               --               --                1           12,332
Foreign currency, at value                                  11               --               --               16               21
Receivables:
    Investment securities sold                         282,371          375,146               --            3,043              181
    Fund shares sold                                       630                3               --               75                2
    Interest and dividends                               7,172            5,223              706              606              489
    Variation margin                                        85               33               --                4               18
    Unrealized appreciation on
    forward foreign currency
    exchange contracts                                      --               --               --               --               16
    Unrealized appreciation on open
    swap contracts                                       9,311            4,000               --               --               --
    Expense reimbursements                                   5               --               --               --               18
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                         1,390,658        1,521,192          295,498           38,135           43,050
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                                        --            1,616               --               --               --
    Dividends                                              570            2,043              112                6              185
    Investment securities purchased                    483,225          613,806            1,518            1,873              125
    Fund shares redeemed                                   376              529               --               13                5
    Unrealized depreciation on forward
    foreign currency exchange contracts                     --               --               --               --                1
    Variation margin                                        36               --                9               --               --
    Outstanding options written,
    at fair value                                        4,973               --               --               --               --
    Unrealized depreciation on open
    swap contracts                                       8,136            1,708               --               --               --
Accrued liabilities:
    Investment advisory fees                               225              228               36                9               --
    Administration fees                                     15               85               --               --               --
    Shareholder servicing fees                              61               99               --               --               --^
    Distribution fees                                        2                8               --               --               --^
    Custodian fees                                          46               37               10               15               27
    Trustees' fees                                          --               --               --               --               --^
    Professional fees                                       --               --               --               --              142
    Trustees' fees - deferred
    compensation plan                                        2               56                1               --^              --
    Other                                                  135              102               60               74               21
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                      497,802          620,317            1,746            1,990              506
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $      892,856   $      900,875   $      293,752   $       36,145   $       42,544
----------------------------------------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                          FLEMING           GLOBAL
                                                                                        ENHANCED         EMERGING        STRATEGIC
                                                          BOND             BOND           INCOME     MARKETS DEBT           INCOME
                                                          FUND          FUND II             FUND             FUND             FUND
NET ASSETS
Paid in capital                                 $      856,588   $      871,433   $      300,162   $       27,512   $       69,099
Accumulated undistributed
(overdistributed) net investment income                   (361)            (961)            (105)             129             (148)
Accumulated net realized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                               21,226           11,347           (6,445)           3,794          (27,053)
Net unrealized appreciation
(depreciation) of investments, futures,
foreign exchange translations,
written options and swaps                               15,403           19,056              140            4,710              646
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                $      892,856   $      900,875   $      293,752   $       36,145   $       42,544
----------------------------------------------------------------------------------------------------------------------------------
    Class A                                     $        3,004   $       20,201   $           --   $           --   $          802
    Class B                                     $        1,972   $       11,975   $           --   $           --   $           --
    Class C                                     $          211   $           --   $           --   $           --   $           --
    Institutional                               $      318,100   $           --   $      293,752   $           --   $       39,378
    Select                                      $      188,775   $      868,699   $           --   $       36,145   $        2,364
    Ultra                                       $      380,794   $           --   $           --   $           --   $           --
----------------------------------------------------------------------------------------------------------------------------------
Total                                           $      892,856   $      900,875   $      293,752   $       36,145   $       42,544
----------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                                299              484               --               --               88
    Class B                                                198              289               --               --               --
    Class C                                                 21               --               --               --               --
    Institutional                                       31,924               --           29,864               --            4,336
    Select                                              18,941           20,928               --            3,773              260
    Ultra                                               38,194               --               --               --               --
Net Asset Value:
    Class A (and redemption price)              $        10.05   $        41.69   $           --   $           --   $         9.08
    Class B*                                    $         9.97   $        41.48   $           --   $           --   $           --
    Class C*                                    $        10.03   $           --   $           --   $           --   $           --
    Institutional (and redemption price)        $         9.96   $           --   $         9.84   $           --   $         9.08
    Select (and redemption price)               $         9.97   $        41.51   $           --   $         9.58   $         9.08
    Ultra (and redemption price)                $         9.97   $           --   $           --   $           --   $           --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                    $        10.52   $        43.65   $           --   $           --   $         9.51
Cost of investments                             $    1,072,904   $    1,119,966   $      294,640   $       29,648   $       29,370
Cost of foreign currency                        $           11   $           --   $           --   $           54   $           20
----------------------------------------------------------------------------------------------------------------------------------
Premiums received from options written          $        2,803   $           --   $           --   $           --   $           --
----------------------------------------------------------------------------------------------------------------------------------

*    Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SHORT TERM       SHORT TERM        STRATEGIC    U.S. TREASURY
                                                                           BOND             BOND           INCOME           INCOME
                                                                           FUND          FUND II             FUND             FUND
ASSETS
Investments in non-affiliates, at value                          $      729,353   $    1,181,498   $       19,600   $      125,080
Investments in affiliates, at value                                      12,666           11,188            1,028            8,491
----------------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                                   742,019        1,192,686           20,628          133,571
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                         54            7,262               --               --
Foreign currency, at value                                                   --               --                1               --
Receivables:
    Investment securities sold                                           27,243           11,905               66               --
    Fund shares sold                                                         74              587                3                1
    Interest and dividends                                                5,927            8,611              288              584
    Variation margin                                                         --               51               --                6
    Unrealized appreciation on open
    swap contracts                                                        2,583              718               --               --
----------------------------------------------------------------------------------------------------------------------------------
    Expense reimbursements                                                   --               --               10               --
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                            777,900        1,221,820           20,996          134,162
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                                                         --               --               45                1
    Dividends                                                               604            2,242               52              116
    Investment securities purchased                                      33,284           24,930               63               --
    Fund shares redeemed                                                  1,219            1,669                2                7
    Variation margin                                                        174               --                2               --
    Unrealized depreciation on open
    swap contracts                                                        3,094            1,114               --               --
    Unrealized loss on forward foreign
    currency exchange contracts                                              --               --                4               --
Accrued liabilities:
    Investment advisory fees                                                138              258               --               29
    Administration fees                                                      19              106               --                5
    Shareholder servicing fees                                               21              201                1               10
    Distribution fees                                                        --^             207               10                9
    Custodian fees                                                           23               37               17               11
    Professional Fees                                                        --               --               53               52
    Transfer Agent Fees                                                      --               --               --               15
    Trustees' fees - deferred
    compensation plan                                                         3                9               --^              10
    Other                                                                    99              103               14                8
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                        38,678           30,876              263              273
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $      739,222   $    1,190,944   $       20,733   $      133,889
----------------------------------------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SHORT TERM       SHORT TERM        STRATEGIC    U.S. TREASURY
                                                                           BOND             BOND           INCOME           INCOME
                                                                           FUND          FUND II             FUND             FUND
NET ASSETS
Paid in capital                                                  $      740,102   $    1,195,040   $       22,152   $      133,090
Accumulated undistributed
(overdistributed) net investment income                                   2,034           (2,251)             (47)               8
Accumulated net realized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                                                (1,717)          (1,610)          (2,394)          (2,219)
Net unrealized appreciation
(depreciation) of investments, futures
foreign exchange translations
and swaps                                                                (1,197)            (235)           1,022            3,010
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                 $      739,222   $    1,190,944   $       20,733   $      133,889
----------------------------------------------------------------------------------------------------------------------------------
    Class A                                                      $        2,672   $       55,488   $        2,816   $       44,694
    Class B                                                                  --               --   $        7,753   $       13,486
    Class C                                                                  --               --   $        2,931   $           --
    Institutional                                                $      641,869   $           --               --               --
    Class M                                                      $           --   $      643,278   $        7,233   $           --
    Select                                                       $       94,681   $      492,178   $           --   $       75,709
----------------------------------------------------------------------------------------------------------------------------------
Total                                                            $      739,222   $    1,190,944   $       20,733   $      133,889
----------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                                                 272            5,437              306            3,779
    Class B                                                                  --               --              843            1,141
    Class C                                                                  --               --              319               --
    Institutional                                                        65,160               --               --               --
    Class M                                                                  --           63,028              789               --
    Select                                                                9,620           48,141               --            6,394
Net Asset Value:
    Class A (and redemption price)                               $         9.84   $        10.21   $         9.19   $        11.83
    Class B*                                                     $           --   $           --   $         9.19   $        11.82
    Class C*                                                     $           --   $           --   $         9.20   $           --
    Institutional (and redemption price)                         $         9.85   $           --   $           --   $           --
    Class M (and redemption price)                               $           --   $        10.21   $         9.17   $           --
    Select (and redemption price)                                $         9.84   $        10.22   $           --   $        11.84
Class A Maximum Public Offering
Price Per Share (net asset value per
share/98.5%)                                                     $         9.99   $        10.37   $         9.62   $        12.39
Class M Maximum Public Offering
Price Per Share (net asset value per
share/98.5%)                                                     $           --   $        10.37   $           --   $           --
Class M Maximum Public Offering
Price Per Share (net asset value per
share/97.0%)                                                     $           --   $           --   $         9.45   $           --
Cost of investments                                              $      742,283   $    1,192,459   $       19,608   $      130,555
----------------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                                         $           --   $           --   $           --^  $           --
----------------------------------------------------------------------------------------------------------------------------------

*    Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED AUGUST 31, 2004
(Amounts in thousands)

                                                                                                          FLEMING           GLOBAL
                                                                                        ENHANCED         EMERGING        STRATEGIC
                                                          BOND             BOND           INCOME     MARKETS DEBT           INCOME
                                                          FUND          FUND II             FUND             FUND             FUND
INVESTMENT INCOME
Interest                                        $       40,017   $       35,724   $        6,020   $        3,796   $        4,270
Dividend                                                    --               --               18               --               --
Dividend income from affiliated
investments*                                               847            1,182              280               11               77
Foreign taxes withheld                                     (23)              (4)              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                 40,841           36,902            6,318            3,807            4,347
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                 3,070            2,926              946              323              312
Administration fees                                      1,535            1,463              568               69              104
Shareholder servicing fees                               1,176            2,438              378              115               74
Distribution fees                                           26              165               --               --                1
Custodian fees                                             238              199               54               91              157
Interest expense                                             2               --               --^               2                6
Printing and postage                                        35               44               10                1                2
Professional fees                                          152              123               93              111              112
Registration expenses                                      100               98               12                7               48
Transfer agent fees                                        131              120               21               29               45
Trustees' fees                                              15               15                6                1                1
Other                                                       75               57               18                8               13
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           6,555            7,648            2,106              757              875
----------------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                      1,429            1,634            1,346              178              335
Less earnings credits                                        8                2                3               --^               1
Less expense reimbursements                                 42               --               --               --               70
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                         5,076            6,012              757              579              469
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                           $       35,765   $       30,890   $        5,561   $        3,228   $        3,878
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                        FLEMING
                                                                                      ENHANCED         EMERGING   GLOBAL STRATEGIC
                                                        BOND             BOND           INCOME     MARKETS DEBT             INCOME
                                                        FUND          FUND II             FUND             FUND               FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                               $        8,220   $       13,472   $           63   $        6,238   $          7,576
    Futures                                           (5,147)          (6,101)          (1,619)             258               (685)
    Foreign exchange contracts                            (3)              --               --                1               (448)
    Written options                                    8,898            3,346             (132)              --                 --
    Swaps                                             11,081             (719)             160               --                 --
Change in net unrealized
appreciation(depreciation) of:
    Investments                                       11,863           10,120              365           (2,583)            (3,850)
    Futures                                            1,109            1,664               51                5                 38
    Foreign currency translations                         --               --               --               --               (400)
    Written options                                    2,519            3,759              (94)              --                 --
    Swaps                                             (1,308)           4,346                8               --                 --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                             37,232           29,887           (1,198)           3,919              2,231
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               $       72,997   $       60,777   $        4,363   $        7,147   $          6,109
----------------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :          $          139   $          189   $           46   $            2   $             13
----------------------------------------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SHORT TERM       SHORT TERM        STRATEGIC    U.S. TREASURY
                                                                           BOND             BOND           INCOME           INCOME
                                                                           FUND          FUND II             FUND             FUND
INVESTMENT INCOME
Interest                                                         $       22,483   $       39,101   $        1,342   $        5,367
Dividend                                                                    260               --               --               --
Dividend income from affiliated
investments*                                                                917              845               18               83
Foreign taxes withheld                                                      (17)              (7)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                  23,643           39,939            1,360            5,450
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                  2,122            3,627              111              430
Administration fees                                                       1,273            2,176               33              215
Shareholder servicing fees                                                1,021            3,627               59              359
Distribution fees                                                            17            3,330              135              250
Custodian fees                                                              125              233              101               61
Interest expense                                                             --                1               --^              --^
Printing and postage                                                         30               59               10               20
Professional fees                                                           113              128              105               95
Registration expenses                                                        59               73               38               38
Transfer agent fees                                                          76              105               64              146
Trustees' fees                                                               13               22               --^               2
Other                                                                        51               75                8               15
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                            4,900           13,456              664            1,631
----------------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                                       2,019            1,487              196              559
Less earnings credits                                                         7                7               --^               1
Less expense reimbursements                                                  --               --              115               --
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                          2,874           11,962              353            1,071
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            $       20,769   $       27,977   $        1,007   $        4,379
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SHORT TERM       SHORT TERM        STRATEGIC    U.S. TREASURY
                                                                           BOND             BOND           INCOME           INCOME
                                                                           FUND          FUND II             FUND             FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                                  $        6,540   $        9,688   $          535   $          507
    Futures                                                              (4,588)          (3,919)              37             (541)
    Foreign exchange contracts                                              (20)              (2)            (118)              --
    Written options                                                      (1,243)          (1,207)              --               --
    Swaps                                                                 2,427           (3,316)              --               --
Change in net unrealized
appreciation (depreciation) of:
    Investments                                                          (4,230)          (4,904)             212            2,108
    Futures                                                                 250              155               10              271
    Foreign currency translations                                            --               --               12               --
    Written options                                                        (211)            (352)              --               --
    Swaps                                                                (1,316)            (500)              --               --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                                                (2,391)          (4,357)             688            2,345
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                                  $       18,378   $       23,620   $        1,695   $        6,724
----------------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                             $          150   $          139   $            3   $           16
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                     FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                            BOND FUND                        BOND FUND II
                                                                 -------------------------------   -------------------------------
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                        8/31/04          8/31/03          8/31/04          8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                            $       35,765   $       62,273   $       30,890   $       38,411
Net realized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                                  23,049           45,619            9,998           11,293
Change in net unrealized appreciation
(depreciation) of investments, futures,
foreign currency translations,
written options and swaps                                                14,183          (40,167)          19,889          (23,834)
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                      72,997           67,725           60,777           25,870
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                   (35,799)         (62,540)         (31,034)         (38,594)
Net realized gain on
investment transactions                                                 (34,209)         (12,241)          (5,792)          (8,146)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                 (70,008)         (74,781)         (36,826)         (46,740)
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                    (344,128)        (429,181)        (192,507)         386,134
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                (341,139)        (436,237)        (168,556)         365,264
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                   1,233,995        1,670,232        1,069,431          704,167
----------------------------------------------------------------------------------------------------------------------------------
End of period                                                    $      892,856   $    1,233,995   $      900,875   $    1,069,431
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                $         (361)  $         (573)  $         (961)  $         (737)
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         ENHANCED INCOME              FLEMING EMERGING MARKETS
                                                                               FUND                           DEBT FUND
                                                                 -------------------------------   -------------------------------
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                        8/31/04          8/31/03          8/31/04          8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                            $        5,561   $        8,508   $        3,228   $        4,778
Net realized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                                  (1,528)          (3,952)           6,497            3,573
Change in net unrealized appreciation
(depreciation) of investments, futures,
written options and swaps                                                   330             (572)          (2,578)           6,981
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                       4,363            3,984            7,147           15,332
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                    (5,541)          (8,519)          (3,506)          (4,996)
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                     (59,478)          58,849          (27,807)           8,503
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                 (60,656)          54,314          (24,166)          18,839
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                     354,408          300,094           60,311           41,472
----------------------------------------------------------------------------------------------------------------------------------
End of period                                                    $      293,752   $      354,408   $       36,145   $       60,311
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                $         (105)  $         (131)  $          129   $          292
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               GLOBAL STRATEGIC INCOME
                                                                        FUND
                                                          --------------------------------
                                                              YEAR ENDED        YEAR ENDED
                                                                 8/31/04           8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                     $        3,878    $        7,042
Net realized gain (loss) on
investments, futures and
foreign exchange transactions                                      6,443               178
Change in net unrealized appreciation
(depreciation) of investments, futures
and foreign currency translations                                 (4,212)            4,192
------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                6,109            11,412
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                             (3,871)           (7,077)
------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                              (70,427)          (33,539)
------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                          (68,189)          (29,204)
------------------------------------------------------------------------------------------
Beginning of period                                              110,733           139,937
------------------------------------------------------------------------------------------
End of period                                             $       42,544    $      110,733
------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                         $         (148)   $       (1,273)
------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        SHORT TERM BOND FUND           SHORT TERM BOND FUND II
                                                                 -------------------------------   -------------------------------
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                        8/31/04          8/31/03          8/31/04          8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                            $       20,769   $       24,860   $       27,977   $       32,784
Net realized gain (loss) on
investments, futures,
foreign exchange transactions,
written options and swaps                                                 3,116            1,350            1,244            3,428
Change in net unrealized appreciation
(depreciation) of investments, futures,
written options and swaps                                                (5,507)          (6,030)          (5,601)         (10,667)
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                      18,378           20,180           23,620           25,545
----------------------------------------------------------------------------------------------------------------------------------
Net equalization credits/(debits)                                            --               --             (357)           1,123
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                   (20,381)         (25,414)         (27,690)         (33,316)
Return of Capital                                                            --               --             (149)            (587)
Net realized gain on
investment transactions                                                      --          (11,813)              --           (7,040)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                 (20,381)         (37,227)         (27,839)         (40,943)
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                    (195,985)         204,640         (358,251)         227,176
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                (197,988)         187,593         (362,827)         212,901
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                     937,210          749,617        1,553,771        1,340,870
----------------------------------------------------------------------------------------------------------------------------------
End of period                                                    $      739,222   $      937,210   $    1,190,944   $    1,553,771
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                $        2,034   $          996   $       (2,251)  $       (2,896)
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      STRATEGIC INCOME FUND           U.S. TREASURY INCOME FUND
                                                                 -------------------------------   -------------------------------
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                        8/31/04          8/31/03          8/31/04          8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                            $        1,007   $        1,116   $        4,379   $        5,681
Net realized gain (loss) on
investments, futures and
foreign exchange transactions                                               454             (335)             (34)           3,804
Change in net unrealized appreciation
(depreciation) of investments, futures
and foreign currency translations                                           234            1,092            2,379           (6,183)
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                       1,695            1,873            6,724            3,302
----------------------------------------------------------------------------------------------------------------------------------
Net equalization credits/(debits)                                            (7)              (9)              --               --
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                    (1,008)          (1,103)          (4,379)          (5,719)
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                      (2,304)             794           (3,139)          (5,521)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                  (1,624)           1,555             (794)          (7,938)
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                      22,357           20,802          134,683          142,621
----------------------------------------------------------------------------------------------------------------------------------
End of period                                                    $       20,733   $       22,357   $      133,889   $      134,683
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                $          (47)  $         (195)  $            8   $            9
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS                       FOR THE YEAR ENDED AUGUST 31, 2004
(Amounts in thousands)

                                                               GLOBAL STRATEGIC
                                                                    INCOME FUND
INCREASE (DECREASE) IN CASH
Cash flows provided by
operating activities:
Net interest and dividend
income received (excluding premium/
discount amortization of $40)                                    $        5,230
Operating expenses paid                                                    (432)
Expense reimbursements received                                              52
Purchases of long-term investments                                     (116,905)
Net (purchases)/sales of
short-term investments                                                   15,962
Proceeds from disposition of
long-term investments and
principal paydowns                                                      184,165
Net cash used for futures transactions                                     (641)
Net cash used for foreign
exchange transactions                                                      (443)
-------------------------------------------------------------------------------
    Net cash provided by
    operating activities                                                 86,988
-------------------------------------------------------------------------------
    Cash flows used by
    financing activities:
Proceeds from shares sold                                                 1,994
Payment from shares redeemed                                            (73,256)
Cash distributions paid                                                  (3,665)
-------------------------------------------------------------------------------
Net cash used in financing activities                                   (74,927)
-------------------------------------------------------------------------------
Net increase (decrease) in cash                                          12,061
-------------------------------------------------------------------------------
Cash, beginning of year                                                     292
-------------------------------------------------------------------------------
Cash, end of year                                                $       12,353
-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY
OPERATING ACTIVITIES:
Net increase (decrease) in net assets
resulting from operations                                                 6,109
Decrease in market value of investments                                  92,910
Decrease in receivable for
investment securities sold                                                3,226
Decrease in dividend and
interest receivable                                                         903
Increase in expense
reimbursement receivable                                                    (18)
Decreased in unrealized appreciation
on foreign exchange contracts                                               405
Decrease in net variation
margin receivable                                                             6
Decrease in payable for investment
securities purchased                                                    (16,660)
Increase in accrued expenses and
other payables                                                              107
-------------------------------------------------------------------------------
    Total adjustments                                                    80,879
-------------------------------------------------------------------------------
    Net cash provided by
    operating activities                                                 86,988
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Mutual Fund Select Group ("MFSG"), J.P. Morgan Series Trust ("JPMST) and J.P. Morgan Funds ("JPMF") (the "Trusts") were organized as Massachusetts business trusts. The Trusts are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. The Trusts were organized on the following dates:

    TRUST    DATE
      MFG    May 11, 1987

    JPMIF    November 4, 1992

     MFSG    October 1, 1996

    JPMST    August 15, 1996

     JPMF    November 4, 1992

The following are nine separate portfolios of the Trusts (collectively, the "Funds").

                                                 FUND  CLASSES OFFERED
                            JPMorgan Bond Fund ("BF")  Class A, Class B, Class C, Institutional, Select and Ultra
                       JPMorgan Bond Fund II ("BFII")  Class A, Class B and Select
                JPMorgan Enhanced Income Fund ("EIF")  Institutional
 JPMorgan Fleming Emerging Markets Debt Fund ("EMDF")  Select
       JPMorgan Global Strategic Income Fund ("GSIF")  Class A, Institutional and Select
               JPMorgan Short Term Bond Fund ("STBF")  Class A, Institutional and Select
          JPMorgan Short Term Bond Fund II ("STBFII")  Class A, Class M and Select
               JPMorgan Strategic Income Fund ("SIF")  Class A, Class B, Class C and Class M
          JPMorgan U.S. Treasury Income Fund ("USTI")  Class A, Class B and Select

On September 12, 2003, GSIF Class B shares merged into Class A shares and GSIF Class B shares closed.

STBFII, SIF and USTI are separate series of MFG. BFII is a separate series of MFSG. BF, GSIF and STBF are separate series of JPMIF. EIF is a separate series of JPMST. EMDF is a separate series of JPMF.

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to Institutional, Ultra and Select classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

On August 19, 2004, the Board of Trustees of the Trust approved management's proposal to merge the Target Funds listed below with and into the Acquiring Funds listed below:

                                            TARGET  FUND   ACQUIRING FUND
JPMorgan Bond Fund II               merges with and into   One Group Bond Fund

JPMorgan Strategic Income Fund      merges with and into   JPMorgan Global Strategic Income Fund

JPMorgan U.S. Treasury Income Fund  merges with and into   One Group Government Bond Fund

Each proposed merger is contingent upon, among other things, approval by the respective Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for Federal income tax purposes. If approved, the mergers are expected to occur on February 18, 2005, or such later date as the parties to each such merger transaction may agree.

2. REORGANIZATIONS
On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Intermediate Bond Fund (the "Target Fund") into the JPMorgan Bond Fund II (the "Acquiring Fund"). The proposed merger was approved by the Target Fund's shareholders on February 13, 2003. The merger occurred on March 21, 2003.

Prior to the open of business on March 24, 2003, the Acquiring Fund acquired all the assets and liabilities of the Target Fund as shown in the table below, pursuant to the Reorganization Plan approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Target Fund on the date of the exchange.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganization (amounts in thousands, except per share amounts):

JPMORGAN BOND FUND II REORGANIZATION

                                                                                      NET ASSET             NET
                                                           SHARES                         VALUE      UNREALIZED
                                                      OUTSTANDING     NET ASSETS      PER SHARE    APPRECIATION
TARGET FUND
JPMorgan Intermediate Bond Fund                                                                    $      7,076
   Class A                                                    423   $      4,321   $      10.22
   Select                                                  51,938   $    530,889   $      10.22

ACQUIRING FUND
JPMorgan Bond Fund II                                                                              $     11,525
   Class A                                                    846   $     35,026   $      41.41
   Class B                                                    364   $     15,025   $      41.31
   Select                                                  15,317   $    632,912   $      41.32

POST REORGANIZATION
JPMorgan Bond Fund II                                                                              $     18,601
   Class A                                                    950   $     39,347   $      41.41
   Class B                                                    364   $     15,025   $      41.31
   Select                                                  28,163   $  1,163,801   $      41.32

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds may invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2004, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of August 31, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of August 31, 2004, the Funds had written options contracts outstanding as listed on the Funds' Portfolio of Investments.

Transactions in options written during the year ended August 31, 2004, were as follows (amounts in thousands):

                                                   BF                             BFII                            EIF
                                      ----------------------------   -----------------------------   -----------------------------
                                         NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                             UNITS        RECEIVED           UNITS        RECEIVED           UNITS        RECEIVED
Options outstanding at
August 31, 2003                           (456,750)   $      2,349        (373,500)   $      1,909         (23,700)   $        112
Options written                         (3,402,363)         19,006      (1,672,925)          8,098              --              --
Options expired or terminated in
closing purchase transactions            3,351,795         (18,552)      2,046,425         (10,007)         23,700            (112)
Options exercised                               --              --              --              --              --              --
Options outstanding at
August 31, 2004                           (507,318)   $      2,803              --    $         --              --    $         --

                                                                                  STBF                           STBFII
                                                                      ----------------------------   -----------------------------
                                                                         NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                                                             UNITS        RECEIVED           UNITS        RECEIVED
Options outstanding at
August 31, 2003                                                            (53,550)   $        251         (89,250)   $        418
Options written                                                           (654,553)          2,263      (1,149,133)          3,778
Options expired or terminated in
closing purchase transactions                                              708,103          (2,514)      1,238,383          (4,196)
Options exercised                                                               --              --              --              --
Options outstanding at
August 31, 2004                                                                 --    $         --              --    $         --

F. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index, credit default and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of August 31, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls principally using To Be Announced (TBA) securities, in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

BF, BFII, STB and STBII had TBA Dollar Rolls outstanding as of August 31, 2004, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds segregate assets with a current value at least equal to the amount of their TBA Dollar Rolls.

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee. BFII had Fee-based Dollar Rolls outstanding as of August 31, 2004.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of net assets of restricted and illiquid securities (amounts in thousands):

                                          ILLIQUID                      RESTRICTED *
FUND
BF                               $ 20,457          2.29%        $ 20,457          2.29%
GSIF                                2,587          6.08%           2,587          6.08%

*    Includes Illiquid Securities

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                ACCUMULATED         ACCUMULATED
                                                                             UNDISTRIBUTED/        NET REALIZED
                                                          PAID-IN         (OVERDISTRIBUTED)         GAIN (LOSS)
                                                          CAPITAL     NET INVESTMENT INCOME      ON INVESTMENTS
FUND
BF                                                       $     --                $      246          $     (246)
BFII                                                           --                       (80)                 80
EIF                                                            --                         6                  (6)
EMDF                                                          (3)                       115                (112)
GSIF                                                         (15)                     1,118              (1,103)
STBF                                                           --                       650                (650)
STBFII                                                      (505)                       864                (359)
SIF                                                          (85)                       156                 (71)
USTI                                                           --                        (1)                  1

O. EQUALIZATION -- STBFII and SIF use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM") acts as the investment advisor to the Funds. JPMIM, a wholly owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), is the advisor for the Funds. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                                                  INVESTMENT
                                                            ADVISORY FEE (%)
FUND
BF                                                                    0.30%
BFII                                                                  0.30%
EIF                                                                   0.25%
EMDF                                                                  0.70%
GSIF                                                                  0.45%
STBF                                                                  0.25%
STBFII                                                                0.25%
SIF                                                                   0.50%
USTI                                                                  0.30%

The Advisors waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                   CLASS A           CLASS B           CLASS C          CLASS M
FUND
BF                                                   0.25              0.75              0.75              n/a
BFII                                                 0.25              0.75               n/a              n/a
GSIF                                                 0.25               n/a               n/a              n/a
STBF                                                 0.25               n/a               n/a              n/a
STBFII                                               0.25               n/a               n/a             0.35
SIF                                                  0.25              0.75              0.75             0.50
USTI                                                 0.25              0.75               n/a              n/a

In addition, JPMFD is entitled to receive the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Distributor waived fees and reimbursed expenses as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                    CLASS A    CLASS B   CLASS C   CLASS M   INSTITUTIONAL     SELECT     ULTRA
FUND
BF                                     0.25       0.25      0.25       n/a            0.10       0.25      0.05
BFII                                   0.25       0.25       n/a       n/a             n/a       0.25       n/a
EIF                                     n/a        n/a       n/a       n/a            0.10        n/a       n/a
EMDF                                    n/a        n/a       n/a       n/a             n/a       0.25       n/a
GSIF                                   0.25        n/a       n/a       n/a            0.10       0.25       n/a
STBF                                   0.25        n/a       n/a       n/a            0.10       0.25       n/a
STBFII                                 0.25        n/a       n/a      0.25             n/a       0.25       n/a
SIF                                    0.25       0.25      0.25      0.30             n/a        n/a       n/a
USTI                                   0.25       0.25       n/a       n/a             n/a       0.25       n/a

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

JPMCB may enter into service contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF, JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, EIF, EMDF, GSIF and STBF available to customers of investment advisors and other financial intermediaries who are Schwab's clients. BF, EIF, EMDF, GSIF and STBF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMF, JPMIF, JPMST and JPMCB is terminated, BF, EIF, EMDF, GSIF and STBF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator, Advisor and Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                    CLASS A    CLASS B   CLASS C   CLASS M  INSTITUTIONAL    SELECT      ULTRA
FUND
BF                                     0.75       1.50      1.50       n/a          0.49       0.69      0.40
BFII                                   0.75       1.50       n/a       n/a           n/a       0.60       n/a
EIF                                     n/a        n/a       n/a       n/a          0.25        n/a       n/a
EMDF                                    n/a        n/a       n/a       n/a           n/a       1.25       n/a
GSIF                                   1.25        n/a       n/a       n/a          0.65       1.00       n/a
STBF                                   0.75        n/a       n/a       n/a          0.30       0.60       n/a
STBFII                                 0.75        n/a       n/a      1.00           n/a       0.50       n/a
SIF                                    1.25       1.75      1.75      1.45           n/a        n/a       n/a
USTI                                   0.75       1.64       n/a       n/a           n/a       0.55       n/a

The contractual expense limitation agreements were in effect for the year ended August 31, 2004. The expense limitation percentages in the table above are due to expire December 31, 2006.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., (OGA) an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                            CONTRACTUAL WAIVERS
                       ---------------------------------------------------------------
                          INVESTMENT                       SHAREHOLDER                                       CONTRACTUAL
                            ADVISORY    ADMINISTRATION       SERVICING    DISTRIBUTION           TOTAL    REIMBURSEMENTS
FUND
BF                     $          --   $         1,080   $         279   $          --   $       1,359   $            42
BFII                              --               389           1,184              61           1,634                --
EIF                              400               442             378              --           1,220                --
EMDF                              44                41              93              --             178                --
GSIF                             199               101              35              --             335                70
STBF                             255               983             751               2           1,991                --
STBFII                            --               597             823              67           1,487                --
SIF                              111                33              52              --             196               115
USTI                              57               130             247             125             559                --
Total                  $       1,066   $         3,796   $       3,842   $         255   $       8,959   $           227

                                                                 VOLUNTARY WAIVERS
                                  ------------------------------------------------------------------------------
                                    INVESTMENT                       SHAREHOLDER
                                      ADVISORY    ADMINISTRATION       SERVICING    DISTRIBUTION           TOTAL
YEAR ENDED AUGUST 31, 2004
BF                                $         --   $            70  $           --   $          --   $          70
EIF                               $         --   $           126  $           --   $          --   $         126
STBF                              $         --   $            28  $           --   $          --   $          28
Total                             $         --   $           224  $           --   $          --   $         224

G. OTHER-- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries. During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party broker/dealers. For the year ended August 31, 2004, STBF incurred approximately (in thousands) $236 as brokerage commissions with brokers/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the year ended August 31, 2004 are as follows (amounts in thousands):

                                   SHAREHOLDER
                                     SERVICING    DISTRIBUTION  TRANSFER AGENT
BF
Class A                          $           6   $           6   $          21
Class B                                      6              18              20
Class C                                      1               2               2
Institutional                              373              --              27
Select                                     584              --              45
Ultra                                      206              --              16
------------------------------------------------------------------------------
                                 $       1,176   $          26   $         131
BFII
Class A                          $          61   $          61   $          61
Class B                                     34             104              35
Select                                   2,343              --              24
------------------------------------------------------------------------------
                                 $       2,438   $         165   $         120
EIF
Institutional                    $         378   $          --   $          21

EMDF
Select                           $         115   $          --   $          29

GSIF
Class A                          $           1   $           1   $          13
Institutional                               66              --              17
Select                                       7              --              15
------------------------------------------------------------------------------
                                 $          74   $           1   $          45
STBF
Class A                          $          17   $          17   $          15
Institutional                              733              --              29
Select                                     271              --              32
------------------------------------------------------------------------------
                                 $       1,021   $          17   $          76
------------------------------------------------------------------------------

                                   SHAREHOLDER
                                     SERVICING    DISTRIBUTION  TRANSFER AGENT
STBFII
Class A                          $         116   $         116   $          76
Class M                                  2,296           3,214               9
Select                                   1,215              --              20
------------------------------------------------------------------------------
                                 $       3,627   $       3,330   $         105
SIF
Class A                          $           7   $           7   $          10
Class B                                     21              63              31
Class C                                      9              28              13
Class M                                     22              37              10
------------------------------------------------------------------------------
                                 $          59   $         135   $          64
USTI
Class A                          $         125   $         125   $          98
Class B                                     42             125              33
Select                                     192              --              15
------------------------------------------------------------------------------
                                 $         359   $         250   $         146
------------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2004 and the year ended August 31, 2003 are as follows (amounts in thousands):

                                                 YEAR ENDED 8/31/04                   YEAR ENDED 8/31/03
                                      ----------------------------------    ---------------------------------
                                                    NET                                   NET
                                      INVESTMENT INCOME    REALIZED GAIN    INVESTMENT INCOME   REALIZED GAIN
BF
Class A                                     $        78     $         71          $        62    $          8
Class B                                              58               76                   70              13
Class C                                               7                9                    1              --
Institutional                                    13,088           11,950               26,560           5,442
Select                                            7,804            8,959               13,353           2,562
Ultra                                            14,764           13,144               22,494           4,216
-------------------------------------------------------------------------------------------------------------
                                            $    35,799     $     34,209          $    62,540    $     12,241

BFII
Class A                                     $       752     $        141          $     1,413    $        389
Class B                                             318               83                  492             170
Select                                           29,964            5,568               36,689           7,587
-------------------------------------------------------------------------------------------------------------
                                            $    31,034     $      5,792          $    38,594    $      8,146
-------------------------------------------------------------------------------------------------------------

                                                 YEAR ENDED 8/31/04                   YEAR ENDED 8/31/03
                                      ----------------------------------    ---------------------------------
                                                    NET                                   NET
                                      INVESTMENT INCOME    REALIZED GAIN    INVESTMENT INCOME   REALIZED GAIN
EIF
Institutional                               $     5,541     $         --          $     8,519    $         --

EMDF
Select                                      $     3,506     $         --          $     4,996    $         --

GSIF
Class A                                     $        28     $         --          $         9    $         --
Class B**                                            --               --                   12              --
Institutional                                     3,689               --                6,870              --
Select                                              154               --                  186              --
-------------------------------------------------------------------------------------------------------------
                                            $     3,871     $         --          $     7,077    $         --

STBF
Class A                                     $       131     $         --          $       255    $        155
Institutional                                    17,897               --               21,501           9,747
Select                                            2,353               --                3,658           1,911
-------------------------------------------------------------------------------------------------------------
                                            $    20,381     $         --          $    25,414    $     11,813

STBFII
Class A                                     $       955(a)  $         --          $     1,997*   $        510
Class M                                          15,711(a)            --               26,550*          5,842
Select                                           11,173(a)            --                5,356*            688
-------------------------------------------------------------------------------------------------------------
                                            $    27,839     $         --          $    33,903    $      7,040

SIF
Class A                                     $       133     $         --          $       158    $         --
Class B                                             366               --                  384              --
Class C                                             158               --                  140              --
Class M                                             351               --                  421              --
-------------------------------------------------------------------------------------------------------------
                                            $     1,008     $         --          $     1,103    $         --

USTI
Class A                                     $     1,532     $         --          $     1,913    $         --
Class B                                             366               --                  670              --
Select                                            2,481               --                3,136              --
-------------------------------------------------------------------------------------------------------------
                                            $     4,379     $         --          $     5,719    $         --
-------------------------------------------------------------------------------------------------------------

  * Includes return of capital $33, $478 and $76 for Class A, M and Select, respectively (amounts in thousands).
 **  Class ceased operations as of September 12, 2003.
(a) Includes return of capital of $7, $80 and $62 for Class A, M and Select, respectively (amounts in thousands).

7. INVESTMENT TRANSACTIONS

For the year ended August 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                               PURCHASES               SALES         PURCHASES            SALES
                                         (EXCLUDING U.S.     (EXCLUDING U.S.           OF U.S.          OF U.S.
                                             GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
BF                                          $    941,374        $    754,807      $  5,131,810     $  5,518,217
BFII                                             685,218             624,080         5,298,753        5,452,819
EIF                                              483,580             511,844            43,964           54,950
EMDF                                               2,547               2,955            70,058           96,491
GSIF                                               7,559              52,364            92,686          128,575
STBF                                             936,222             877,280         1,046,102        1,155,246
STBFII                                         1,863,755           1,783,566         1,694,872        1,998,877
SIF                                                7,852               9,383            18,921           19,678
USTI                                                  --               1,887           225,439          229,373

8. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2004 are as follows (amounts in thousands):

                                                                       GROSS             GROSS   NET UNREALIZED
                                               AGGREGATE          UNREALIZED        UNREALIZED     APPRECIATION
                                                    COST        APPRECIATION      DEPRECIATION   (DEPRECIATION)
BF                                          $  1,073,423          $   20,749        $   (5,010)     $    15,739
BFII                                           1,120,988              16,894            (1,115)          15,779
EIF                                              294,640                 352              (200)             152
EMDF                                              29,772               4,342               (95)           4,247
GSIF                                              29,428               1,997            (1,452)             545
STBF                                             742,319               2,606            (2,906)            (300)
STBFII                                         1,192,459               4,033            (3,806)             227
SIF                                               19,611               1,289              (272)           1,017
USTI                                             130,689               2,973               (91)           2,882

The tax character of distributions paid during the year ended August 31, 2004 and year ended August 31, 2003, were as follows (amounts in thousands):

                                                ORDINARY           LONG-TERM         RETURN OF            TOTAL
                                                  INCOME        CAPITAL GAIN           CAPITAL    DISTRIBUTIONS
YEAR ENDED
AUGUST 31, 2004
BF                                             $  50,592           $  19,416        $       --        $  70,008
BFII                                              31,533               5,293                --           36,826
EIF                                                5,541                  --                --            5,541
EMDF                                               3,506                  --                --            3,506
GSIF                                               3,871                  --                --            3,871
STBF                                              20,381                  --                --           20,381
STBFII                                            27,690                  --               149           27,839
SIF                                                1,008                  --                --            1,008
USTI                                               4,379                  --                --            4,379

                                                ORDINARY           LONG-TERM         RETURN OF            TOTAL
                                                  INCOME        CAPITAL GAIN           CAPITAL    DISTRIBUTIONS
YEAR ENDED
AUGUST 31, 2003
BF                                             $  71,135           $   3,646        $       --        $  74,781
BFII                                              42,125               4,615                --           46,740
EIF                                                8,519                  --                --            8,519
EMDF                                               4,996                  --                --            4,996
GSIF                                               7,077                  --                --            7,077
STBF                                              29,709               7,518                --           37,227
STBFII                                            36,036               4,320               587           40,943
SIF                                                1,103                  --                --            1,103
USTI                                               5,719                  --                --            5,719

At August 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                          BF              BFII              EIF
Current distributable ordinary income                             $   12,123        $    5,929       $        7
Plus/Less: cumulative timing differences                                (575)           (2,098)            (113)
Undistributed ordinary income or
overdistribution of ordinary income                               $   11,548        $    3,831       $     (106)
Current distributable long-term capital
gain or tax basis capital loss carryover                              11,226             8,465           (5,913)
Plus/Less: cumulative timing differences                                  --                --             (542)
Undistributed long-term gains/
accumulated capital loss                                              11,226             8,465           (6,455)
Unrealized appreciation (depreciation)                            $   13,494        $   17,146       $      150

                                                                        EMDF              GSIF             STBF
Current distributable ordinary income                             $      134        $       53       $    2,641
Plus/Less: cumulative timing differences                                  (7)             (185)            (606)
Undistributed ordinary income or
overdistribution of ordinary income                               $      127        $     (132)      $    2,035
Current distributable long-term capital
gain or tax basis capital loss carryover                               3,925           (26,955)          (1,803)
Plus/Less: cumulative timing differences                                  --                --               --
Undistributed long-term gains/
accumulated capital loss                                               3,925           (26,955)          (1,803)
Unrealized appreciation (depreciation)                            $    4,581        $      532       $   (1,112)

                                                                      STBFII               SIF             USTI
Current distributable ordinary income                             $        0        $       --       $      133
Plus/Less: cumulative timing differences                              (2,251)              (52)            (126)
Undistributed ordinary income or
overdistribution of ordinary income                               $   (2,251)       $      (52)      $        7
Current distributable long-term capital
gain or tax basis capital loss carryover                              (1,675)           (2,368)          (1,306)
Plus/Less: cumulative timing differences                                  --                 --            (783)
Undistributed long-term gains/
accumulated capital loss                                              (1,675)           (2,368)          (2,089)
Unrealized appreciation (depreciation)                            $      170        $    1,001       $    2,881

For BFII and USTI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, the mark to market of futures and straddle loss deferrals. For EIF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to the mark to market of futures and straddle loss deferrals. For EMDF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, the mark to market of futures and allocation of tax basis on "master/feeder" takedown. For BF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, the mark to market of futures and options and straddle loss deferrals. For STBF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales and the mark to market of futures. For STBFII, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to the mark to market of futures. For SIF and GSIF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, the mark to market of futures, forward foreign currency contracts and straddle loss deferrals. For BFII, EMDF, STBF, STBFII and SIF, the cumulative timing difference account primarily consists of dividends payable and deferred compensation. For BF, EIF and USTI, the cumulative timing difference account primarily consists of post-October loss deferrals, dividends payable and deferred compensation. For GSIF, the cumulative timing difference account primarily consists of dividends payable.

At August 31, 2004, the following Funds have capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands).

                                                                        EXPIRATION
                                                    AMOUNT                    DATE
EIF                                            $      (792)        August 31, 2010
                                                    (1,180)        August 31, 2011
                                                    (3,941)        August 31, 2012
----------------------------------------------------------------------------------
TOTAL                                               (5,913)
----------------------------------------------------------------------------------

GSIF                                           $    (2,681)        August 31, 2006
                                                    (4,926)        August 31, 2007
                                                    (6,628)        August 31, 2008
                                                    (4,320)        August 31, 2009
                                                    (8,400)        August 31, 2010
----------------------------------------------------------------------------------
TOTAL                                          $   (26,955)*
----------------------------------------------------------------------------------

STBF                                           $    (1,803)        August 31, 2012
----------------------------------------------------------------------------------

STBF II                                        $    (1,675)        August 31, 2012
----------------------------------------------------------------------------------

SIF                                            $    (1,404)        August 31, 2009
                                                      (917)        August 31, 2010
                                                       (46)        August 31, 2011
----------------------------------------------------------------------------------
TOTAL                                          $    (2,367)
----------------------------------------------------------------------------------

USTI                                           $    (1,306)        August 31, 2008
----------------------------------------------------------------------------------

* The above capital loss carryover includes $383 (amount in thousands) of losses acquired from J.P. Morgan Global Strategic Income Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended August 31, 2004, EMDF, GSIF, SIF and USTI utilized capital loss carryovers of $2,324, $5,335, $248 and $281, respectively (amounts in thousands).

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred the following post-October realized losses (amounts in thousands):

                                         CURRENCY        CAPITAL
FUND
BF                                         $    3        $    --
EIF                                            --            540
USTI                                           --            784

9. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement has been extended to April 14, 2005.

During the year ended August 31, 2004, EMDF and GSI had borrowed against the Line of Credit Agreement. The details of the borrowing were as follows (amounts in thousands):

                                              AVERAGE               AVERAGE
FUND                               AMOUNT OUTSTANDING*        INTEREST RATE
FUND
EMDF                                         $     20                  1.63%
GSIF                                              150                  1.61%

* The average amount outstanding was calculated based on the daily balances during the period from September 1, 2003, through August 31, 2004.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

As of August 31, 2004, EMDF invested approximately 22.8% of its total investments in Brazil.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. CORPORATE EVENT

On May 25, 2004, J.P.Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name will be JPMorgan Chase Bank, National Association.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                                         BOND FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $      1,767           $      5,626
    Shares issued in reinvestment
    of distributions                                                 143                     59
    Shares redeemed                                                 (907)                (4,362)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $      1,003           $      1,323
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                      177                    550
    Shares issued in reinvestment
    of distributions                                                  14                      6
    Shares redeemed                                                  (91)                  (430)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               100                    126
-----------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                             $        237           $      1,762
    Shares issued in reinvestment
    of distributions                                                  67                     50
    Shares redeemed                                                 (836)                  (623)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (532)          $      1,189
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       24                    172
    Shares issued in reinvestment
    of distributions                                                   7                      5
    Shares redeemed                                                  (86)                   (61)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (55)                   116
-----------------------------------------------------------------------------------------------

                                                                        BOND FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS C SHARES**
AMOUNT
    Shares sold                                             $        127           $        277
    Shares issued in reinvestment
    of distributions                                                  14                      1
    Shares redeemed                                                 (199)                    --
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $        (58)          $        278
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       13                     27
    Shares issued in reinvestment
    of distributions                                                   1                     --^
    Shares redeemed                                                  (20)                    --
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                (6)                    27
-----------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                             $     75,515           $    100,824
    Shares issued in reinvestment
    of distributions                                              15,282                 18,575
    Shares redeemed                                             (252,219)              (387,582)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $   (161,422)          $   (268,183)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    7,584                  9,955
    Shares issued in reinvestment
    of distributions                                               1,545                  1,827
    Shares redeemed                                              (25,296)               (38,087)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                           (16,167)               (26,305)
-----------------------------------------------------------------------------------------------

** From commencement of offering class shares on March 31, 2003.
 ^ Amount rounds to less than one thousand.

                                                                        BOND FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                             $     45,098           $    164,875
    Shares issued in reinvestment
    of distributions                                              15,587                 14,339
    Shares redeemed                                             (179,415)              (179,758)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $   (118,730)          $       (544)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    4,528                 16,205
    Shares issued in reinvestment
    of distributions                                               1,575                  1,410
    Shares redeemed                                              (18,118)               (17,684)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                           (12,015)                   (69)
-----------------------------------------------------------------------------------------------

ULTRA SHARES
AMOUNT
    Shares sold                                             $     69,894           $     83,572
    Shares issued in reinvestment
    of distributions                                              24,753                 21,583
    Shares redeemed                                             (159,036)              (268,399)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    (64,389)          $   (163,244)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    7,078                  8,169
    Shares issued in reinvestment
    of distributions                                               2,501                  2,122
    Shares redeemed                                              (16,016)               (26,279)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            (6,437)               (15,988)
-----------------------------------------------------------------------------------------------

                                                                      BOND FUND II
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $      3,951           $     19,019
    Shares issued in connection with
    Fund Reorganization (Note 2)                                      --                  4,321
    Shares issued in reinvestment
    of distributions                                                 666                  1,250
    Shares redeemed                                              (16,855)               (21,390)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    (12,238)          $      3,200
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       95                    456
    Shares issued in connection with
    Fund Reorganization (Note 2)                                      --                    104
    Shares issued in reinvestment
    of distributions                                                  16                     30
    Shares redeemed                                                 (411)                  (514)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                              (300)                    76
-----------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                             $        966           $      5,212
    Shares issued in reinvestment
    of distributions                                                 320                    535
    Shares redeemed                                               (4,739)                (3,864)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $     (3,453)          $      1,883
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       23                    125
    Shares issued in reinvestment
    of distributions                                                   8                     13
    Shares redeemed                                                 (116)                   (93)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (85)                    45
-----------------------------------------------------------------------------------------------

                                                                      BOND FUND II
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                             $     64,877           $    101,070
    Shares issued in connection with
    Fund Reorganization (Note 2)                                      --                530,889
    Shares issued in reinvestment
    of distributions                                               6,484                  9,918
    Shares redeemed                                             (248,177)              (260,826)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $   (176,816)          $    381,051
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    1,576                  2,423
    Shares issued in connection with
    Fund Reorganization (Note 2)                                      --                 12,846
    Shares issued in reinvestment
    of distributions                                                 158                    239
    Shares redeemed                                               (6,047)                (6,274)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            (4,313)                 9,234
-----------------------------------------------------------------------------------------------

                                                                  ENHANCED INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                             $    263,773           $    447,159
    Shares issued in reinvestment
    of distributions                                               3,814                  6,334
    Shares redeemed                                             (327,065)              (394,644)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    (59,478)          $     58,849
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                   26,783                 44,983
    Shares issued in reinvestment of
    distributions                                                    388                    638
    Shares redeemed                                              (33,263)               (39,744)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            (6,092)                 5,877
-----------------------------------------------------------------------------------------------

                                                           FLEMING EMERGING MARKETS DEBT FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
SELECT
AMOUNT
    Shares sold                                             $     14,341           $     48,541
    Shares issued in reinvestment
    of distributions                                               3,085                  4,368
    Shares redeemed                                              (45,233)               (44,406)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    (27,807)          $      8,503
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    1,542                  5,767
    Shares issued in reinvestment
    of distributions                                                 330                    517
    Shares redeemed                                               (4,787)                (5,103)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            (2,915)                 1,181
-----------------------------------------------------------------------------------------------

                                                              GLOBAL STRATEGIC INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $        838           $        563
    Shares issued in reinvestment
    of distributions                                                  26                      2
    Shares redeemed                                                 (466)                  (233)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $        398           $        332
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       93                     62
    Shares issued in reinvestment
    of distributions                                                   3                     --^
    Shares redeemed                                                  (52)                   (26)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                44                     36
-----------------------------------------------------------------------------------------------

CLASS B SHARES*
AMOUNT
    Shares sold                                             $         --           $        103
    Shares issued in reinvestment
    of distributions                                                  --                     11
    Shares redeemed                                                 (317)                   (29)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (317)          $         85
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       --                     12
    Shares issued in reinvestment
    of distributions                                                  --                      1
    Shares redeemed                                                  (36)                    (3)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (36)                    10
-----------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* For Class B Shares, activity through September 12, 2003

                                                              GLOBAL STRATEGIC INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                             $        861           $     19,855
    Shares issued in reinvestment
    of distributions                                                 263                  1,670
    Shares redeemed                                              (70,986)               (53,142)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    (69,862)          $    (31,617)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       94                  2,212
    Shares issued in reinvestment
    of distributions                                                  29                    189
    Shares redeemed                                               (7,786)                (5,948)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            (7,663)                (3,547)
-----------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                             $        271           $        813
    Shares issued in reinvestment
    of distributions                                                 141                    173
    Shares redeemed                                               (1,058)                (3,325)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (646)          $     (2,339)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       30                     90
    Shares issued in reinvestment
    of distributions                                                  15                     19
    Shares redeemed                                                 (116)                  (377)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (71)                  (268)
-----------------------------------------------------------------------------------------------

                                                                  SHORT TERM BOND FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $      1,777           $     10,476
    Shares issued in reinvestment
    of distributions                                                  60                    234
    Shares redeemed                                               (7,872)               (11,597)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $     (6,035)          $       (887)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                      180                  1,047
    Shares issued in reinvestment
    of distributions                                                   6                     23
    Shares redeemed                                                 (800)                (1,161)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                              (614)                   (91)
-----------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                             $    232,147           $    577,952
    Shares issued in reinvestment
    of distributions                                              12,345                 22,428
    Shares redeemed                                             (406,830)              (397,855)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $   (162,338)          $    202,525
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                   23,525                 57,811
    Shares issued in reinvestment
    of distributions                                               1,252                  2,246
    Shares redeemed                                              (41,331)               (39,844)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                           (16,554)                20,213
-----------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                             $     46,594           $    114,380
    Shares issued in reinvestment
    of distributions                                               1,497                  4,787
    Shares redeemed                                              (75,703)              (116,165)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    (27,612)          $      3,002
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    4,723                 11,457
    Shares issued in reinvestment
    of distributions                                                 152                    479
    Shares redeemed                                               (7,682)               (11,649)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            (2,807)                   287
-----------------------------------------------------------------------------------------------

                                                                SHORT TERM BOND FUND II
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $     45,840           $    113,310
    Shares issued in reinvestment
    of distributions                                                 815                  2,068
    Shares redeemed                                              (35,304)              (141,585)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $     11,351           $    (26,207)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    4,499                 10,975
    Shares issued in reinvestment
    of distributions                                                  80                    200
    Shares redeemed                                               (3,449)               (13,686)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                             1,130                 (2,511)
-----------------------------------------------------------------------------------------------

CLASS M SHARES
AMOUNT
    Shares sold                                             $     62,729           $    396,087
    Shares issued in reinvestment
    of distributions                                                  20                    166
    Shares redeemed                                             (584,516)              (344,293)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $   (521,767)          $     51,960
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    6,131                 38,320
    Shares issued in reinvestment
    of distributions                                                   2                     16
    Shares redeemed                                              (57,237)               (33,291)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                           (51,104)                 5,045
-----------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                             $    354,225           $    265,146
    Shares issued in reinvestment
    of distributions                                               1,103                  1,917
    Shares redeemed                                             (203,163)               (65,640)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $    152,165           $    201,423
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                   34,518                 25,618
    Shares issued in reinvestment
    of distributions                                                 108                    185
    Shares redeemed                                              (19,866)                (6,337)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                            14,760                 19,466
-----------------------------------------------------------------------------------------------

                                                                  STRATEGIC INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $      1,141           $      1,934
    Shares issued in reinvestment
    of distributions                                                  79                     99
    Shares redeemed                                               (1,548)                (1,596)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (328)          $        437
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                      126                    219
    Shares issued in reinvestment
    of distributions                                                   9                     11
    Shares redeemed                                                 (172)                  (183)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (37)                    47
-----------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                             $      1,013           $      2,084
    Shares issued in reinvestment
    of distributions                                                 177                    159
    Shares redeemed                                               (2,027)                (1,486)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (837)          $        757
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                      111                    236
    Shares issued in reinvestment
    of distributions                                                  19                     18
    Shares redeemed                                                 (224)                  (170)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (94)                    84
-----------------------------------------------------------------------------------------------

                                                                  STRATEGIC INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS C SHARES
AMOUNT
    Shares sold                                             $      1,238           $      2,257
    Shares issued in reinvestment
    of distributions                                                 101                     75
    Shares redeemed                                               (2,164)                (1,271)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (825)          $      1,061
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                      137                    254
    Shares issued in reinvestment
    of distributions                                                  12                      8
    Shares redeemed                                                 (242)                  (147)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (93)                   115
-----------------------------------------------------------------------------------------------

CLASS M SHARES
AMOUNT
    Shares sold                                             $        431           $        499
    Shares issued in reinvestment
    of distributions                                                  --                     --^
    Shares redeemed                                                 (745)                (1,960)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $       (314)          $     (1,461)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       47                     57
    Shares issued in reinvestment
    of distributions                                                  --                     --^
    Shares redeemed                                                  (83)                  (221)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               (36)                  (164)
-----------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                                U.S. TREASURY INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                             $     18,542           $     20,583
    Shares issued in reinvestment
    of distributions                                               1,136                  1,450
    Shares redeemed                                              (22,287)               (19,203)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $     (2,609)          $      2,830
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    1,592                  1,726
    Shares issued in reinvestment
    of distributions                                                  96                    121
    Shares redeemed                                               (1,898)                (1,611)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                              (210)                   236
-----------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                             $      1,039           $      6,965
    Shares issued in reinvestment
    of distributions                                                 270                    488
    Shares redeemed                                               (7,811)                (8,907)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $     (6,502)          $     (1,454)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       88                    581
    Shares issued in reinvestment
    of distributions                                                  23                     41
    Shares redeemed                                                 (665)                  (747)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                              (554)                  (125)
-----------------------------------------------------------------------------------------------

                                                                U.S. TREASURY INCOME FUND
                                                         --------------------------------------
                                                              YEAR ENDED             YEAR ENDED
                                                         AUGUST 31, 2004        AUGUST 31, 2003
SELECT
AMOUNT
    Shares sold                                             $     38,641           $     47,402
    Shares issued in reinvestment
    of distributions                                               1,395                  1,857
    Shares redeemed                                              (34,064)               (56,156)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      $      5,972           $     (6,897)
-----------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                    3,255                  3,957
    Shares issued in reinvestment
    of distributions                                                 118                    155
    Shares redeemed                                               (2,893)                (4,685)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               480                   (573)
-----------------------------------------------------------------------------------------------

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -----------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
BOND FUND
Year Ended 8/31/04                 $    10.03           0.32           0.32            0.64
Year Ended 8/31/03                 $    10.07           0.40           0.04            0.44
11/1/01 Through 8/31/02^^          $    10.08           0.31           0.05            0.36
9/10/01** Through 10/31/01         $     9.89           0.06^          0.20            0.26

BOND FUND II
Year Ended 8/31/04                 $    40.59           1.26^          1.33            2.59
Year Ended 8/31/03                 $    41.39           1.66^         (0.31)           1.35
11/1/01 Through 8/31/02^^          $    41.01           1.35^          0.34            1.69
3/2/01** Through 10/31/01          $    39.55           1.32           1.46            2.78

GLOBAL STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     8.92           0.48^          0.15            0.63
Year Ended 8/31/03                 $     8.64           0.40^          0.31            0.71
11/1/01 Through 8/31/02^^          $     8.91           0.55          (0.33)           0.22
9/10/01** Through 10/31/01         $     9.13           0.09^         (0.22)          (0.13)

SHORT TERM BOND FUND
Year Ended 8/31/04                 $     9.85           0.20          (0.01)           0.19
Year Ended 8/31/03                 $    10.03           0.24          (0.03)           0.21
11/1/01 Through 8/31/02^^          $    10.01           0.27           0.05            0.32
9/10/01** Through 10/31/01         $     9.87           0.05^          0.15            0.20

                                       PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ----------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL          TOTAL
                                       INCOME          GAINS  DISTRIBUTIONS
BOND FUND
Year Ended 8/31/04                       0.32           0.30           0.62
Year Ended 8/31/03                       0.40           0.08           0.48
11/1/01 Through 8/31/02^^                0.31           0.06           0.37
9/10/01** Through 10/31/01               0.07             --           0.07

BOND FUND II
Year Ended 8/31/04                       1.25           0.24           1.49
Year Ended 8/31/03                       1.66           0.49           2.15
11/1/01 Through 8/31/02^^                1.31             --           1.31
3/2/01** Through 10/31/01                1.32             --           1.32

GLOBAL STRATEGIC INCOME FUND
Year Ended 8/31/04                       0.47             --           0.47
Year Ended 8/31/03                       0.43             --           0.43
11/1/01 Through 8/31/02^^                0.47           0.02           0.49
9/10/01** Through 10/31/01               0.09             --           0.09

SHORT TERM BOND FUND
Year Ended 8/31/04                       0.20             --           0.20
Year Ended 8/31/03                       0.25           0.14           0.39
11/1/01 Through 8/31/02^^                0.26           0.04           0.30
9/10/01** Through 10/31/01               0.06             --           0.06

^^   The fund changed its fiscal year end from October 31 to August 31.
**   Commencement of offering of class of shares.
 ^   Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                    NET ASSET
                                   VALUE, END          TOTAL
                                    OF PERIOD         RETURN (1)(b)
BOND FUND
Year Ended 8/31/04                 $    10.05           6.61%
Year Ended 8/31/03                 $    10.03           4.32%
11/1/01 Through 8/31/02^^          $    10.07           3.72%
9/10/01** Through 10/31/01         $    10.08           2.63%

BOND FUND II
Year Ended 8/31/04                 $    41.69           6.45%
Year Ended 8/31/03                 $    40.59           3.26%
11/1/01 Through 8/31/02^^          $    41.39           4.26%
3/2/01** Through 10/31/01          $    41.01           7.23%

GLOBAL STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     9.08           7.20%
Year Ended 8/31/03                 $     8.92           8.33%
11/1/01 Through 8/31/02^^          $     8.64           2.54%
9/10/01** Through 10/31/01         $     8.91          (2.30%)

SHORT TERM BOND FUND
Year Ended 8/31/04                 $     9.84           1.92%
Year Ended 8/31/03                 $     9.85           2.08%
11/1/01 Through 8/31/02^^          $    10.03           3.18%
9/10/01** Through 10/31/01         $    10.01           2.01%

                              RATIOS/SUPPLEMENTAL DATA:
                              -------------------------
                                  NET ASSETS,
                                       END OF
                                       PERIOD
                                   (MILLIONS)
BOND FUND
Year Ended 8/31/04                 $        3
Year Ended 8/31/03                 $        2
11/1/01 Through 8/31/02^^          $        1
9/10/01** Through 10/31/01         $       --~~

BOND FUND II
Year Ended 8/31/04                 $       20
Year Ended 8/31/03                 $       32
11/1/01 Through 8/31/02^^          $       29
3/2/01** Through 10/31/01          $       63

GLOBAL STRATEGIC INCOME FUND
Year Ended 8/31/04                 $        1
Year Ended 8/31/03                 $       --~~
11/1/01 Through 8/31/02^^          $       --~~
9/10/01** Through 10/31/01         $       --~~

SHORT TERM BOND FUND
Year Ended 8/31/04                 $        3
Year Ended 8/31/03                 $        9
11/1/01 Through 8/31/02^^          $       10
9/10/01** Through 10/31/01         $        2

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                   -----------------------------------------------------------------------------------------
                                                       RATIOS TO AVERAGE NET ASSETS: #
                                   ----------------------------------------------------------------------
                                                                                           NET INVESTMENT
                                                         NET              EXPENSES          INCOME (LOSS)
                                                  INVESTMENT      WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                          NET         INCOME        REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                                     EXPENSES         (LOSS)  AND EARNINGS CREDITS   AND EARNINGS CREDITS           RATE (b)
BOND FUND
Year Ended 8/31/04                       0.75%          3.19%                1.88%                  2.06%           571%
Year Ended 8/31/03                       0.75%          3.86%                1.59%                  3.02%           679%
11/1/01 Through 8/31/02^^                0.75%          3.59%                5.64%                 (1.30%)          572%
9/10/01** Through 10/31/01               0.75%          3.93%               10.75%                 (6.07%)          423%

BOND FUND II
Year Ended 8/31/04                       0.75%          3.06%                1.26%                  2.55%           590%
Year Ended 8/31/03                       0.75%          3.96%                1.16%                  3.55%           806%
11/1/01 Through 8/31/02^^                0.75%          4.02%                1.10%                  3.67%           496%
3/2/01** Through 10/31/01                0.75%          4.90%                1.25%                  4.40%           319%

GLOBAL STRATEGIC INCOME FUND
Year Ended 8/31/04                       1.27%(o)       5.31%                4.23%                  2.35%           152%
Year Ended 8/31/03                       1.25%          4.45%                7.26%                 (1.56%)          248%
11/1/01 Through 8/31/02^^                1.25%          6.20%               35.90%!!              (28.45%)!!        178%
9/10/01** Through 10/31/01               1.25%          6.99%               11.01%                 (2.77%)          107%

SHORT TERM BOND FUND
Year Ended 8/31/04                       0.75%          2.00%                1.17%                  1.58%           261%
Year Ended 8/31/03                       0.75%          2.39%                1.10%                  2.04%           386%
11/1/01 Through 8/31/02^^                0.75%          3.01%                1.00%                  2.76%           215%
9/10/01** Through 10/31/01               0.75%          3.62%               10.76%                 (6.39%)          160%

 ~~  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(o)  Includes interest expense for custody overdraft of 1 basis point.

SEE NOTES TO FINANCIAL STATEMENTS.

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -----------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
SHORT TERM BOND FUND II
Year Ended 8/31/04                 $    10.23           0.21^         (0.02)           0.19
Year Ended 8/31/03                 $    10.33           0.23^         (0.04)           0.19
11/1/01 Through 8/31/02^^          $    10.38           0.25           0.06            0.31
Year Ended 10/31/01                $     9.89           0.43^          0.53            0.96
Year Ended 10/31/00                $     9.94           0.56          (0.05)           0.51
Year Ended 10/31/99                $    10.14           0.46          (0.20)           0.26

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     8.89           0.44^          0.31            0.75
Year Ended 8/31/03                 $     8.55           0.48^          0.34            0.82
11/1/01 Through 8/31/02^^          $     8.85           0.41          (0.31)           0.10
Year Ended 10/31/01                $     9.05           0.62          (0.20)           0.42
Year Ended 10/31/00                $     9.59           0.78          (0.53)           0.25
11/30/98* Through 10/31/99         $    10.00           0.72          (0.41)           0.31

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                 $    11.61           0.35           0.23            0.58
Year Ended 8/31/03                 $    11.83           0.45          (0.21)           0.24
11/1/01 Through 8/31/02^^          $    11.77           0.38           0.05            0.43
Year Ended 10/31/01                $    10.77           0.53           1.01            1.54
Year Ended 10/31/00                $    10.67           0.68           0.10            0.78
Year Ended 10/31/99                $    11.66           0.71          (0.99)          (0.28)

                                        PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ----------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL     TAX RETURN
                                       INCOME          GAINS     OF CAPITAL
SHORT TERM BOND FUND II
Year Ended 8/31/04                       0.21             --             --~~
Year Ended 8/31/03                       0.24           0.05             --~~
11/1/01 Through 8/31/02^^                0.25           0.11             --
Year Ended 10/31/01                      0.47             --             --
Year Ended 10/31/00                      0.56             --             --
Year Ended 10/31/99                      0.46             --             --

STRATEGIC INCOME FUND
Year Ended 8/31/04                       0.45             --             --
Year Ended 8/31/03                       0.48             --             --
11/1/01 Through 8/31/02^^                0.38             --           0.02
Year Ended 10/31/01                      0.60             --           0.02
Year Ended 10/31/00                      0.78             --           0.01
11/30/98* Through 10/31/99               0.72             --             --

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                       0.36             --             --
Year Ended 8/31/03                       0.46             --             --
11/1/01 Through 8/31/02^^                0.37             --             --
Year Ended 10/31/01                      0.54             --             --
Year Ended 10/31/00                      0.68             --             --
Year Ended 10/31/99                      0.71             --             --

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------
                                   LESS DISTRIBUTIONS:
                            ---------------------------------
                                           TOTAL
                                   DISTRIBUTIONS
SHORT TERM BOND FUND II
Year Ended 8/31/04                          0.21
Year Ended 8/31/03                          0.29
11/1/01 Through 8/31/02^^                   0.36
Year Ended 10/31/01                         0.47
Year Ended 10/31/00                         0.56
Year Ended 10/31/99                         0.46

STRATEGIC INCOME FUND
Year Ended 8/31/04                          0.45
Year Ended 8/31/03                          0.48
11/1/01 Through 8/31/02^^                   0.40
Year Ended 10/31/01                         0.62
Year Ended 10/31/00                         0.79
11/30/98* Through 10/31/99                  0.72

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                          0.36
Year Ended 8/31/03                          0.46
11/1/01 Through 8/31/02^^                   0.37
Year Ended 10/31/01                         0.54
Year Ended 10/31/00                         0.68
Year Ended 10/31/99                         0.71

                                  PER SHARE OPERATING PERFORMANCE:
                                 ----------------------------------
                                    NET ASSET
                                   VALUE, END          TOTAL
                                    OF PERIOD         RETURN (1)(b)
SHORT TERM BOND FUND II
Year Ended 8/31/04                 $    10.21           1.85%
Year Ended 8/31/03                 $    10.23           1.88%
11/1/01 Through 8/31/02^^          $    10.33           3.06%
Year Ended 10/31/01                $    10.38           9.95%
Year Ended 10/31/00                $     9.89           5.27%
Year Ended 10/31/99                $     9.94           2.64%

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     9.19           8.56%
Year Ended 8/31/03                 $     8.89           9.77%
11/1/01 Through 8/31/02^^          $     8.55           1.10%
Year Ended 10/31/01                $     8.85           4.73%
Year Ended 10/31/00                $     9.05           2.59%
11/30/98* Through 10/31/99         $     9.59           3.23%

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                 $    11.83           5.05%
Year Ended 8/31/03                 $    11.61           2.00%
11/1/01 Through 8/31/02^^          $    11.83           3.80%
Year Ended 10/31/01                $    11.77          14.72%
Year Ended 10/31/00                $    10.77           7.63%
Year Ended 10/31/99                $    10.67          (2.41%)

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                  -------------------------------------------------------------------------------------------------
                                                                  RATIOS TO AVERAGE NET ASSETS: #
                                                -------------------------------------------------------------------
                                                                                                     NET INVESTMENT
                                  NET ASSETS,                     NET               EXPENSES          INCOME (LOSS)
                                       END OF              INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                       PERIOD        NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                                   (MILLIONS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND II
Year Ended 8/31/04                 $       55       0.75%        2.03%                  1.10%                  1.68%        253%
Year Ended 8/31/03                 $       44       0.75%        2.31%                  0.96%                  2.10%        319%
11/1/01 Through 8/31/02^^          $       70       0.75%        2.66%                  1.00%                  2.41%        192%
Year Ended 10/31/01                $       52       0.75%        4.25%                  1.15%                  3.85%        315%
Year Ended 10/31/00                $       19       0.75%        5.68%                  1.37%                  5.06%        139%
Year Ended 10/31/99                $       22       0.75%        4.58%                  1.37%                  3.96%        302%

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $        3       1.25%        4.87%                  2.69%                  3.43%        130%
Year Ended 8/31/03                 $        3       1.25%        5.44%                  2.69%                  4.00%        116%
11/1/01 Through 8/31/02^^          $        3       1.25%        5.74%                  3.13%                  3.86%        176%
Year Ended 10/31/01                $        2       1.25%        6.81%                  2.75%                  5.31%        174%
Year Ended 10/31/00                $        2       1.11%        7.84%                  2.43%                  6.52%        113%
11/30/98* Through 10/31/99         $        3       0.15%        8.38%                  3.59%                  4.94%        136%

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                 $       45       0.75%        3.07%                  1.31%                  2.51%        169%
Year Ended 8/31/03                 $       46       0.75%        3.85%                  1.31%                  3.29%        106%
11/1/01 Through 8/31/02^^          $       44       0.75%        3.87%                  1.32%                  3.30%        228%
Year Ended 10/31/01                $       46       0.75%        4.74%+                 1.35%                  4.14%+       134%
Year Ended 10/31/00                $       41       0.75%        6.45%                  1.30%                  5.90%         29%
Year Ended 10/31/99                $       69       0.75%        6.40%                  1.32%                  5.83%         59%

~~    Amount rounds to less than $0.005.
 +    Restated.
 #    Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                     INCOME FROM INVESTMENT OPERATIONS:
                                                  -----------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
BOND FUND
Year Ended 8/31/04                 $     9.95           0.25           0.32            0.57
Year Ended 8/31/03                 $    10.05           0.33          (0.03)           0.30
11/1/01 Through 8/31/02^^          $    10.08           0.24           0.03            0.27
9/10/01** Through 10/31/01         $     9.89           0.06^          0.19            0.25

BOND FUND II
Year Ended 8/31/04                 $    40.49           0.94^          1.23            2.17
Year Ended 8/31/03                 $    41.30           1.35^         (0.32)           1.03
11/1/01 Through 8/31/02^^          $    40.96           1.04^          0.36            1.40
3/2/01** Through 10/31/01          $    39.55           1.12           1.41            2.53

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     8.89           0.40^          0.30            0.70
Year Ended 8/31/03                 $     8.56           0.44^          0.33            0.77
11/1/01 Through 8/31/02^^          $     8.85           0.38          (0.31)           0.07
Year Ended 10/31/01                $     9.05           0.57          (0.20)           0.37
Year Ended 10/31/00                $     9.59           0.74          (0.53)           0.21
11/30/98* Through 10/31/99         $    10.00           0.71          (0.41)           0.30

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                 $    11.60           0.22           0.26            0.48
Year Ended 8/31/03                 $    11.81           0.37          (0.22)           0.15
11/1/01 Through 8/31/02^^          $    11.75           0.28           0.06            0.34
Year Ended 10/31/01                $    10.75           0.43+          1.01+           1.44
Year Ended 10/31/00                $    10.67           0.59           0.08            0.67
Year Ended 10/31/99                $    11.66           0.61          (0.99)          (0.38)

                                        PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ----------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL     TAX RETURN
                                       INCOME          GAINS     OF CAPITAL
BOND FUND
Year Ended 8/31/04                       0.25           0.30             --
Year Ended 8/31/03                       0.32           0.08             --
11/1/01 Through 8/31/02^^                0.24           0.06             --
9/10/01** Through 10/31/01               0.06             --             --

BOND FUND II
Year Ended 8/31/04                       0.94           0.24             --
Year Ended 8/31/03                       1.35           0.49             --
11/1/01 Through 8/31/02^^                1.06             --             --
3/2/01** Through 10/31/01                1.12             --             --

STRATEGIC INCOME FUND
Year Ended 8/31/04                       0.40             --             --
Year Ended 8/31/03                       0.44             --             --
11/1/01 Through 8/31/02^^                0.34             --           0.02
Year Ended 10/31/01                      0.55             --           0.02
Year Ended 10/31/00                      0.74             --           0.01
11/30/98* Through 10/31/99               0.71             --             --

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                       0.26             --             --
Year Ended 8/31/03                       0.36             --             --
11/1/01 Through 8/31/02^^                0.28             --             --
Year Ended 10/31/01                      0.44             --             --
Year Ended 10/31/00                      0.59             --             --
Year Ended 10/31/99                      0.61             --             --

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  *  Commencement of operations.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------
                                  LESS DISTRIBUTIONS:
                            ---------------------------------
                                           TOTAL
                                   DISTRIBUTIONS
BOND FUND
Year Ended 8/31/04                          0.55
Year Ended 8/31/03                          0.40
11/1/01 Through 8/31/02^^                   0.30
9/10/01** Through 10/31/01                  0.06

BOND FUND II
Year Ended 8/31/04                          1.18
Year Ended 8/31/03                          1.84
11/1/01 Through 8/31/02^^                   1.06
3/2/01** Through 10/31/01                   1.12

STRATEGIC INCOME FUND
Year Ended 8/31/04                          0.40
Year Ended 8/31/03                          0.44
11/1/01 Through 8/31/02^^                   0.36
Year Ended 10/31/01                         0.57
Year Ended 10/31/00                         0.75
11/30/98* Through 10/31/99                  0.71

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                          0.26
Year Ended 8/31/03                          0.36
11/1/01 Through 8/31/02^^                   0.28
Year Ended 10/31/01                         0.44
Year Ended 10/31/00                         0.59
Year Ended 10/31/99                         0.61

                             PER SHARE OPERATING PERFORMANCE:
                             --------------------------------
                                       NET ASSET
                                      VALUE, END
                                       OF PERIOD
BOND FUND
Year Ended 8/31/04                    $     9.97
Year Ended 8/31/03                    $     9.95
11/1/01 Through 8/31/02^^             $    10.05
9/10/01** Through 10/31/01            $    10.08

BOND FUND II
Year Ended 8/31/04                    $    41.48
Year Ended 8/31/03                    $    40.49
11/1/01 Through 8/31/02^^             $    41.30
3/2/01** Through 10/31/01             $    40.96

STRATEGIC INCOME FUND
Year Ended 8/31/04                    $     9.19
Year Ended 8/31/03                    $     8.89
11/1/01 Through 8/31/02^^             $     8.56
Year Ended 10/31/01                   $     8.85
Year Ended 10/31/00                   $     9.05
11/30/98* Through 10/31/99            $     9.59

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                    $    11.82
Year Ended 8/31/03                    $    11.60
11/1/01 Through 8/31/02^^             $    11.81
Year Ended 10/31/01                   $    11.75
Year Ended 10/31/00                   $    10.75
Year Ended 10/31/99                   $    10.67

                                              RATIOS/SUPPLEMENTAL DATA:
                                          ---------------------------------
                                                                NET ASSETS,
                                                                     END OF
                                           TOTAL                     PERIOD
                                          RETURN (1)(b)          (MILLIONS)
BOND FUND
Year Ended 8/31/04                          5.89%                $        2
Year Ended 8/31/03                          2.94%                $        2
11/1/01 Through 8/31/02^^                   2.83%                $        1
9/10/01** Through 10/31/01                  2.53%                $       --~~

BOND FUND II
Year Ended 8/31/04                          5.41%                $       12
Year Ended 8/31/03                          2.47%                $       15
11/1/01 Through 8/31/02^^                   3.52%                $       14
3/2/01** Through 10/31/01                   6.58%                $        8

STRATEGIC INCOME FUND
Year Ended 8/31/04                          8.01%                $        8
Year Ended 8/31/03                          9.11%                $        8
11/1/01 Through 8/31/02^^                   0.76%                $        7
Year Ended 10/31/01                         4.20%                $        8
Year Ended 10/31/00                         2.17%                $        8
11/30/98* Through 10/31/99                  3.13%                $        5

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                          4.13%                $       13
Year Ended 8/31/03                          1.19%                $       20
11/1/01 Through 8/31/02^^                   3.04%                $       21
Year Ended 10/31/01                        13.74%                $       20
Year Ended 10/31/00                         6.49%                $       16
Year Ended 10/31/99                        (3.27%)               $       16

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                        -----------------------------------------------------------------------------------
                                                        RATIOS TO AVERAGE NET ASSETS: #
                                        ------------------------------------------------------------------
                                                                                            NET INVESTMENT
                                                         NET               EXPENSES          INCOME (LOSS)
                                                  INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                             NET      INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                        EXPENSES      (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS         RATE (b)
BOND FUND
Year Ended 8/31/04                          1.50%       2.48%                  2.36%                  1.62%         571%
Year Ended 8/31/03                          1.50%       3.19%                  2.14%                  2.55%         679%
11/1/01 Through 8/31/02^^                   1.50%       2.80%                  6.02%                 (1.72%)        572%
9/10/01** Through 10/31/01                  1.48%       4.07%                 11.25%                 (5.70%)        423%

BOND FUND II
Year Ended 8/31/04                          1.50%       2.29%                  1.76%                  2.03%         590%
Year Ended 8/31/03                          1.50%       3.24%                  1.67%                  3.07%         806%
11/1/01 Through 8/31/02^^                   1.50%       3.09%                  1.56%                  3.03%         496%
3/2/01** Through 10/31/01                   1.50%       4.22%                  1.75%                  3.97%         319%

STRATEGIC INCOME FUND
Year Ended 8/31/04                          1.75%       4.37%                  3.19%                  2.93%         130%
Year Ended 8/31/03                          1.75%       4.98%                  3.21%                  3.52%         116%
11/1/01 Through 8/31/02^^                   1.75%       5.28%                  3.63%                  3.40%         176%
Year Ended 10/31/01                         1.75%       6.35%                  3.25%                  4.85%         174%
Year Ended 10/31/00                         1.53%       7.42%                  3.06%                  5.89%         113%
11/30/98* Through 10/31/99                  0.17%       8.40%                  3.98%                  4.59%         136%

U.S. TREASURY INCOME FUND
Year Ended 8/31/04                          1.64%       2.19%                  1.81%                  2.02%         169%
Year Ended 8/31/03                          1.64%       2.96%                  1.80%                  2.80%         106%
11/1/01 Through 8/31/02^^                   1.64%       2.99%                  1.82%                  2.81%         228%
Year Ended 10/31/01                         1.64%       3.84%+                 1.85%                  3.63%+        134%
Year Ended 10/31/00                         1.64%       5.56%                  1.80%                  5.40%          29%
Year Ended 10/31/99                         1.64%       5.51%                  1.82%                  5.33%          59%

(b)  Not annualized for periods less than one year.
 ~~  Amount rounds to less than one million.
  +  Restated.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS:
                                             ----------------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
BOND FUND
Year Ended 8/31/04                 $    10.01           0.24           0.33            0.57
3/31/03** Through 8/31/03          $    10.22           0.14          (0.21)          (0.07)

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     8.89           0.40^          0.31            0.71
Year Ended 8/31/03                 $     8.56           0.44^          0.33            0.77
11/1/01 Through 8/31/02^^          $     8.85           0.38          (0.31)           0.07
Year Ended 10/31/01                $     9.05           0.57          (0.20)           0.37
Year Ended 10/31/00                $     9.59           0.74          (0.53)           0.21
11/30/98* Through 10/31/99         $    10.00           0.71          (0.41)           0.30

                                        PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ----------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL     TAX RETURN
                                       INCOME          GAINS     OF CAPITAL
BOND FUND
Year Ended 8/31/04                       0.25           0.30             --
3/31/03** Through 8/31/03                0.14             --             --

STRATEGIC INCOME FUND
Year Ended 8/31/04                       0.40             --             --
Year Ended 8/31/03                       0.44             --             --
11/1/01 Through 8/31/02^^                0.34             --           0.02
Year Ended 10/31/01                      0.55             --           0.02
Year Ended 10/31/00                      0.74             --           0.01
11/30/98* Through 10/31/99               0.71             --             --

^^   The fund changed its fiscal year end from October 31 to August 31.
 *   Commencement of operations.
**   Commencement of offering of class of shares.
 ^   Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------
                                    LESS DISTRIBUTIONS:
                            ---------------------------------
                                           TOTAL
                                   DISTRIBUTIONS
BOND FUND
Year Ended 8/31/04                          0.55
3/31/03** Through 8/31/03                   0.14

STRATEGIC INCOME FUND
Year Ended 8/31/04                          0.40
Year Ended 8/31/03                          0.44
11/1/01 Through 8/31/02^^                   0.36
Year Ended 10/31/01                         0.57
Year Ended 10/31/00                         0.75
11/30/98* Through 10/31/99                  0.71

                             PER SHARE OPERATING PERFORMANCE:
                             --------------------------------
                                       NET ASSET
                                      VALUE, END
                                       OF PERIOD
BOND FUND
Year Ended 8/31/04                    $    10.03
3/31/03** Through 8/31/03             $    10.01

STRATEGIC INCOME FUND
Year Ended 8/31/04                    $     9.20
Year Ended 8/31/03                    $     8.89
11/1/01 Through 8/31/02^^             $     8.56
Year Ended 10/31/01                   $     8.85
Year Ended 10/31/00                   $     9.05
11/30/98* Through 10/31/99            $     9.59

                                              RATIOS/SUPPLEMENTAL DATA:
                                          ---------------------------------
                                                                NET ASSETS,
                                                                     END OF
                                           TOTAL                     PERIOD
                                          RETURN (1)(b)          (MILLIONS)
BOND FUND
Year Ended 8/31/04                           5.84%               $       --~~
3/31/03** Through 8/31/03                   (0.69%)              $       --~~

STRATEGIC INCOME FUND
Year Ended 8/31/04                           8.11%               $        3
Year Ended 8/31/03                           9.10%               $        4
11/1/01 Through 8/31/02^^                    0.78%               $        3
Year Ended 10/31/01                          4.21%               $        3
Year Ended 10/31/00                          2.15%               $        2
11/30/98* Through 10/31/99                   3.12%               $        4

                                                               RATIOS/SUPPLEMENTAL DATA:
                                   ---------------------------------------------------------------------------------------
                                                             RATIOS TO AVERAGE NET ASSETS: #
                                   -----------------------------------------------------------------------
                                                                                            NET INVESTMENT
                                                         NET               EXPENSES          INCOME (LOSS)
                                                  INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                          NET         INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                                     EXPENSES         (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND
Year Ended 8/31/04                       1.50%          2.45%                  2.36%                  1.59%        571%
3/31/03** Through 8/31/03                1.50%          3.02%                  1.78%                  2.74%        679%

STRATEGIC INCOME FUND
Year Ended 8/31/04                       1.75%          4.36%                  3.19%                  2.92%        130%
Year Ended 8/31/03                       1.75%          4.93%                  3.20%                  3.48%        116%
11/1/01 Through 8/31/02^^                1.75%          5.24%                  3.63%                  3.36%        176%
Year Ended 10/31/01                      1.75%          6.33%                  3.25%                  4.83%        174%
Year Ended 10/31/00                      1.49%          7.46%                  2.89%                  6.06%        113%
11/30/98* Through 10/31/99               0.17%          8.40%                  3.98%                  4.59%        136%

(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
 ~~  Amount rounds to less than one million.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS M SHARES

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                    INCOME FROM INVESTMENT OPERATIONS:
                                               --------------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
SHORT TERM BOND FUND II
Year Ended 8/31/04                 $    10.23           0.18^         (0.02)           0.16
Year Ended 8/31/03                 $    10.33           0.21^         (0.04)           0.17
11/1/01 Through 8/31/02^^          $    10.37           0.23           0.06            0.29
Year Ended 10/31/01                $     9.89           0.35^          0.58            0.93
Year Ended 10/31/00                $     9.94           0.54          (0.05)           0.49
7/1/99** Through 10/31/99          $     9.98           0.16          (0.04)           0.12

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     8.87           0.42^          0.31            0.73
Year Ended 8/31/03                 $     8.54           0.47^          0.32            0.79
11/1/01 Through 8/31/02^^          $     8.83           0.40          (0.31)           0.09
Year Ended 10/31/01                $     9.03           0.60          (0.20)           0.40
Year Ended 10/31/00                $     9.59           0.75          (0.55)           0.20
10/28/99** Through 10/31/99        $     9.64           0.07          (0.05)           0.02

                                        PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ----------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL     TAX RETURN
                                       INCOME          GAINS     OF CAPITAL
SHORT TERM BOND FUND II
Year Ended 8/31/04                       0.18             --             --~~
Year Ended 8/31/03                       0.22           0.05             --~~
11/1/01 Through 8/31/02^^                0.22           0.11             --
Year Ended 10/31/01                      0.45             --             --
Year Ended 10/31/00                      0.54             --             --
7/1/99** Through 10/31/99                0.16             --             --

STRATEGIC INCOME FUND
Year Ended 8/31/04                       0.43             --             --
Year Ended 8/31/03                       0.46             --             --
11/1/01 Through 8/31/02^^                0.36             --           0.02
Year Ended 10/31/01                      0.58             --           0.02
Year Ended 10/31/00                      0.75             --           0.01
10/28/99** Through 10/31/99              0.07             --             --

(1) Total return figures do not include the effect of any front-end sales load. ^^ The fund changed its fiscal year end from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
 **  Commencement of offering of class of shares.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------
                                   LESS DISTRIBUTIONS:
                            ---------------------------------
                                           TOTAL
                                   DISTRIBUTIONS
SHORT TERM BOND FUND II
Year Ended 8/31/04                          0.18
Year Ended 8/31/03                          0.27
11/1/01 Through 8/31/02^^                   0.33
Year Ended 10/31/01                         0.45
Year Ended 10/31/00                         0.54
7/1/99** Through 10/31/99                   0.16

STRATEGIC INCOME FUND
Year Ended 8/31/04                          0.43
Year Ended 8/31/03                          0.46
11/1/01 Through 8/31/02^^                   0.38
Year Ended 10/31/01                         0.60
Year Ended 10/31/00                         0.76
10/28/99** Through 10/31/99                 0.07

                                 PER SHARE OPERATING PERFORMANCE:
                                 ---------------------------------
                                    NET ASSET
                                   VALUE, END         TOTAL
                                    OF PERIOD        RETURN (1)(b)
SHORT TERM BOND FUND II
Year Ended 8/31/04                 $    10.21           1.58%
Year Ended 8/31/03                 $    10.23           1.64%
11/1/01 Through 8/31/02^^          $    10.33           2.92%
Year Ended 10/31/01                $    10.37           9.63%
Year Ended 10/31/00                $     9.89           5.04%
7/1/99** Through 10/31/99          $     9.94           1.26%

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $     9.17           8.36%
Year Ended 8/31/03                 $     8.87           9.44%
11/1/01 Through 8/31/02^^          $     8.54           1.03%
Year Ended 10/31/01                $     8.83           4.50%
Year Ended 10/31/00                $     9.03           2.10%
10/28/99** Through 10/31/99        $     9.59           0.16%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                   ---------------------------------------------------------------------------------------------
                                                                RATIOS TO AVERAGE NET ASSETS: #
                                               ------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                                  NET ASSETS,                    NET               EXPENSES         INCOME (LOSS)
                                       END OF             INVESTMENT       WITHOUT WAIVERS,      WITHOUT WAIVERS,  PORTFOLIO
                                       PERIOD       NET       INCOME         REIMBURSEMENTS        REIMBURSEMENTS   TURNOVER
                                   (MILLIONS)  EXPENSES       (LOSS)   AND EARNINGS CREDITS  AND EARNINGS CREDITS       RATE (b)
SHORT TERM BOND FUND II
Year Ended 8/31/04                 $      643      1.00%        1.75%                  1.04%                 1.71%       253%
Year Ended 8/31/03                 $    1,168      1.00%        2.07%                  1.04%                 2.03%       319%
11/1/01 Through 8/31/02^^          $    1,127      1.00%        2.41%                  1.03%                 2.38%       192%
Year Ended 10/31/01                $      689      1.00%        3.45%                  1.11%                 3.34%       315%
Year Ended 10/31/00                $       13      0.99%        5.51%                  1.73%                 4.77%       139%
7/1/99** Through 10/31/99          $        3      0.97%        4.72%                  1.41%                 4.28%       302%

STRATEGIC INCOME FUND
Year Ended 8/31/04                 $        7      1.45%        4.67%                  2.77%                 3.35%       130%
Year Ended 8/31/03                 $        7      1.45%        5.31%                  2.77%                 3.99%       116%
11/1/01 Through 8/31/02^^          $        8      1.45%        5.52%                  3.05%                 3.92%       176%
Year Ended 10/31/01                $       10      1.45%        6.69%                  2.55%                 5.59%       174%
Year Ended 10/31/00                $       16      1.43%        7.52%                  2.54%                 6.41%       113%
10/28/99** Through 10/31/99        $       12      0.17%        4.56%                  3.73%                 1.00%       136%

 ~~  Rounds to less than .005 per share amount.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                    INCOME FROM INVESTMENT OPERATIONS:
                                               --------------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
BOND FUND
Year Ended 8/31/04                 $     9.94           0.35           0.32            0.67
Year Ended 8/31/03                 $    10.04           0.42          (0.02)           0.40
11/1/01 Through 8/31/02^^          $    10.08           0.34           0.02            0.36
Year Ended 10/31/01                $     9.43           0.58^          0.65            1.23
Year Ended 10/31/00                $     9.41           0.60           0.02            0.62
Year Ended 10/31/99                $    10.10           0.57          (0.57)             --

ENHANCED INCOME FUND
Year Ended 8/31/04                 $     9.86           0.14          (0.02)           0.12
Year Ended 8/31/03                 $     9.98           0.23          (0.12)           0.11
11/30/01* Through 8/31/02          $    10.00           0.18          (0.02)           0.16

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/04                 $     8.92           0.51^          0.17            0.68
Year Ended 8/31/03                 $     8.65           0.48^          0.27            0.75
11/1/01 Through 8/31/02            $     8.95           0.47          (0.30)           0.17
Year Ended 10/31/01                $     9.29           0.69^         (0.16)           0.53
Year Ended 10/31/00                $     9.35           0.88          (0.25)           0.63
Year Ended 10/31/99                $     9.72           0.62          (0.37)           0.25

                                        PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ----------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL     TAX RETURN
                                       INCOME          GAINS     OF CAPITAL
BOND FUND
Year Ended 8/31/04                       0.35           0.30             --
Year Ended 8/31/03                       0.42           0.08             --
11/1/01 Through 8/31/02^^                0.34           0.06             --
Year Ended 10/31/01                      0.58             --             --
Year Ended 10/31/00                      0.60             --(a)          --
Year Ended 10/31/99                      0.57           0.12             --

ENHANCED INCOME FUND
Year Ended 8/31/04                       0.14             --             --
Year Ended 8/31/03                       0.23             --             --
11/30/01* Through 8/31/02                0.18             --             --

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/04                       0.52             --             --
Year Ended 8/31/03                       0.48             --             --
11/1/01 Through 8/31/02                  0.45             --           0.02
Year Ended 10/31/01                      0.87             --             --
Year Ended 10/31/00                      0.69             --             --
Year Ended 10/31/99                      0.62             --             --

 ^^  The fund changed its fiscal year from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
  *  Commencement of operations.
(a)  Amount is less than $0.005.
(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------
                                  LESS DISTRIBUTIONS:
                            ---------------------------------
                                           TOTAL
                                   DISTRIBUTIONS
BOND FUND
Year Ended 8/31/04                          0.65
Year Ended 8/31/03                          0.50
11/1/01 Through 8/31/02^^                   0.40
Year Ended 10/31/01                         0.58
Year Ended 10/31/00                         0.60
Year Ended 10/31/99                         0.69

ENHANCED INCOME FUND
Year Ended 8/31/04                          0.14
Year Ended 8/31/03                          0.23
11/30/01* Through 8/31/02                   0.18

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/04                          0.52
Year Ended 8/31/03                          0.48
11/1/01 Through 8/31/02                     0.47
Year Ended 10/31/01                         0.87
Year Ended 10/31/00                         0.69
Year Ended 10/31/99                         0.62

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                    NET ASSET
                                   VALUE, END          TOTAL
                                    OF PERIOD         RETURN (b)
BOND FUND
Year Ended 8/31/04                 $     9.96           6.96%
Year Ended 8/31/03                 $     9.94           3.99%
11/1/01 Through 8/31/02^^          $    10.04           3.71%
Year Ended 10/31/01                $    10.08          13.46%
Year Ended 10/31/00                $     9.43           6.83%
Year Ended 10/31/99                $     9.41           0.03%

ENHANCED INCOME FUND
Year Ended 8/31/04                 $     9.84           1.28%
Year Ended 8/31/03                 $     9.86           1.14%
11/30/01* Through 8/31/02          $     9.98           1.58%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/04                 $     9.08           7.85%
Year Ended 8/31/03                 $     8.92           8.86%
11/1/01 Through 8/31/02            $     8.65           1.92%
Year Ended 10/31/01                $     8.95           5.86%
Year Ended 10/31/00                $     9.29           6.93%
Year Ended 10/31/99                $     9.35           2.62%

                                                                RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------------------------------------------------------
                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                               ------------------------------------------------------------------------------
                                                                                                     NET INVESTMENT
                                  NET ASSETS,                     NET               EXPENSES          INCOME (LOSS)
                                       END OF              INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS, PORTFOLIO
                                       PERIOD        NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS  TURNOVER
                                   (MILLIONS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS      RATE (b)
BOND FUND
Year Ended 8/31/04                 $      318       0.49%        3.51%                  0.62%                  3.38%      571%
Year Ended 8/31/03                 $      478       0.49%        4.10%                  0.60%                  3.99%      679%
11/1/01 Through 8/31/02^^          $      747       0.49%        4.14%                  0.58%                  4.05%      572%
Year Ended 10/31/01                $    1,016       0.49%        5.98%                  0.51%                  5.96%      423%(x)
Year Ended 10/31/00                $      907       0.49%        6.37%                  0.49%                  6.37%      531%(x)
Year Ended 10/31/99                $    1,041       0.50%        5.92%                  0.51%                  5.91%      465%(x)

ENHANCED INCOME FUND
Year Ended 8/31/04                 $      294       0.20%        1.47%                  0.56%                  1.12%      156%
Year Ended 8/31/03                 $      354       0.20%        2.33%                  0.56%                  1.97%      328%
11/30/01* Through 8/31/02          $      300       0.20%        2.40%                  0.68%                  1.92%      120%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/04                 $       40       0.66%(o)     5.63%                  1.22%                  5.07%      152%
Year Ended 8/31/03                 $      108       0.65%        5.42%                  0.97%                  5.10%      248%
11/1/01 Through 8/31/02            $      135       0.65%        6.44%                  0.98%                  6.11%      178%
Year Ended 10/31/01                $      143       0.65%        7.50%                  0.80%                  7.35%      107%(y)
Year Ended 10/31/00                $      163       0.65%        7.36%                  0.80%                  7.21%      266%(y)
Year Ended 10/31/99                $      183       0.65%        6.70%                  0.78%                  5.29%      318%(y)

  #  Short periods have been annualized.
(x) Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
(y) Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.
(o)  Includes interest expense for custody overdraft of 1 basis point.

SEE NOTES TO FINANCIAL STATEMENTS.

                                               PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------
                                                    INCOME FROM INVESTMENT OPERATIONS:
                                               --------------------------------------------
                                                                  NET GAINS
                                                                (LOSSES) ON
                                    NET ASSET            NET     SECURITIES
                                       VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                    BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                    OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
SHORT TERM BOND FUND
Year Ended 8/31/04                 $     9.86           0.25          (0.02)           0.23
Year Ended 8/31/03                 $    10.05           0.28          (0.04)           0.24
11/1/01 Through 8/31/02^^          $    10.03           0.29           0.06            0.35
Year Ended 10/31/01                $     9.58           0.54^          0.46            1.00
Year Ended 10/31/00                $     9.67           0.60          (0.08)           0.52
Year Ended 10/31/99                $     9.96           0.58          (0.29)           0.29

                                         PER SHARE OPERATING PERFORMANCE:
                                   -------------------------------------------
                                               LESS DISTRIBUTIONS:
                                   -------------------------------------------
                                    DIVIDENDS
                                     FROM NET  DISTRIBUTIONS
                                   INVESTMENT   FROM CAPITAL             TOTAL
                                       INCOME          GAINS     DISTRIBUTIONS
SHORT TERM BOND FUND
Year Ended 8/31/04                       0.24             --              0.24
Year Ended 8/31/03                       0.29           0.14              0.43
11/1/01 Through 8/31/02^^                0.29           0.04              0.33
Year Ended 10/31/01                      0.55             --              0.55
Year Ended 10/31/00                      0.61             --              0.61
Year Ended 10/31/99                      0.54           0.04              0.58

 ^^  The fund changed its fiscal year from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                 ----------------------------------
                                    NET ASSET
                                   VALUE, END          TOTAL
                                    OF PERIOD         RETURN (1)(b)
SHORT TERM BOND FUND
Year Ended 8/31/04                 $     9.85           2.38%
Year Ended 8/31/03                 $     9.86           2.44%
11/1/01 Through 8/31/02^^          $    10.05           3.55%
Year Ended 10/31/01                $    10.03          10.70%
Year Ended 10/31/00                $     9.58           5.49%
Year Ended 10/31/99                $     9.67           3.03%

                                                                RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                                -------------------------------------------------------------------
                                                                                                     NET INVESTMENT
                                  NET ASSETS,                     NET               EXPENSES          INCOME (LOSS)
                                       END OF              INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                       PERIOD        NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                                   (MILLIONS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND
Year Ended 8/31/04                 $      642       0.30%        2.49%                  0.55%                  2.24%        261%
Year Ended 8/31/03                 $      806       0.30%        2.85%                  0.55%                  2.60%        386%
11/1/01 Through 8/31/02^^          $      618       0.30%        3.53%                  0.54%                  3.29%        215%
Year Ended 10/31/01                $      697       0.30%        5.52%                  0.48%                  5.34%        160%(z)
Year Ended 10/31/00                $      415       0.30%        6.30%                  0.47%                  6.13%        271%(z)
Year Ended 10/31/99                $      354       0.29%        5.51%                  0.51%                  5.29%        398%(z)

  #  Short periods have been annualized.
(z) Percentages prior to 9/10/01 reflect the portfolio turnover of The Short term Bond Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                           PER SHARE OPERATING PERFORMANCE:
                              ---------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:
                                            -------------------------------------------
                                                              NET GAINS
                                                            (LOSSES) ON
                              NET ASSET            NET       SECURITIES
                                 VALUE,     INVESTMENT            (BOTH      TOTAL FROM
                              BEGINNING         INCOME     REALIZED AND      INVESTMENT
                              OF PERIOD         (LOSS)      UNREALIZED)      OPERATIONS
BOND FUND@
Year Ended 8/31/04            $    9.94           0.33             0.33            0.66
Year Ended 8/31/03            $   10.04           0.40            (0.01)           0.39
11/1/01 Through 8/31/02^^     $   10.08           0.32             0.02            0.34
Year Ended 10/31/01           $    9.43           0.52^            0.70            1.22
Year Ended 10/31/00           $    9.41           0.58             0.02            0.60
Year Ended 10/31/99           $   10.09           0.55            (0.57)          (0.02)

BOND FUND II
Year Ended 8/31/04            $   40.51           1.31^            1.24            2.55
Year Ended 8/31/03            $   41.32           1.79^           (0.38)           1.41
11/1/01 Through 8/31/02^^     $   40.97           1.36^            0.35            1.71
Year Ended 10/31/01           $   38.02           2.18             2.95            5.13
Year Ended 10/31/00           $   38.38           2.38            (0.36)           2.02
Year Ended 10/31/99           $   41.29           2.36            (2.37)          (0.01)

FLEMING EMERGING MARKETS
DEBT FUND
Year Ended 8/31/04            $    9.02           0.67             0.60            1.27
Year Ended 8/31/03            $    7.53           0.68             1.53            2.21
8/1/02 Through 8/31/02^^^     $    7.05           0.05             0.49            0.54
Year Ended 7/31/02            $    7.82           0.77            (0.77)             --
Year Ended 7/31/01            $    8.77           0.88            (0.87)           0.01
Year Ended 7/31/00            $    7.29           0.95             1.42            2.37

                                     PER SHARE OPERATING PERFORMANCE:
                              ----------------------------------------------
                                            LESS DISTRIBUTIONS:
                              ----------------------------------------------
                               DIVIDENDS
                                FROM NET     DISTRIBUTIONS
                              INVESTMENT      FROM CAPITAL             TOTAL
                                  INCOME             GAINS     DISTRIBUTIONS
BOND FUND@
Year Ended 8/31/04                  0.33              0.30              0.63
Year Ended 8/31/03                  0.41              0.08              0.49
11/1/01 Through 8/31/02^^           0.32              0.06              0.38
Year Ended 10/31/01                 0.57                --              0.57
Year Ended 10/31/00                 0.58                --              0.58
Year Ended 10/31/99                 0.56              0.10              0.66

BOND FUND II
Year Ended 8/31/04                  1.31              0.24              1.55
Year Ended 8/31/03                  1.73              0.49              2.22
11/1/01 Through 8/31/02^^           1.36                --              1.36
Year Ended 10/31/01                 2.18                --              2.18
Year Ended 10/31/00                 2.38                --              2.38
Year Ended 10/31/99                 2.36              0.54              2.90

FLEMING EMERGING MARKETS
DEBT FUND
Year Ended 8/31/04                  0.71                --              0.71
Year Ended 8/31/03                  0.72                --              0.72
8/1/02 Through 8/31/02^^^           0.06                --              0.06
Year Ended 7/31/02                  0.77                --              0.77
Year Ended 7/31/01                  0.96                --              0.96
Year Ended 7/31/00                  0.89                --              0.89

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.
 ^^  The fund changed its fiscal year from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
^^^  The Fund changed its fiscal year end from July 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             PER SHARE OPERATING PERFORMANCE:
                             --------------------------------
                              NET ASSET
                             VALUE, END                 TOTAL
                              OF PERIOD                RETURN (b)
BOND FUND@
Year Ended 8/31/04           $     9.97                 6.88%
Year Ended 8/31/03           $     9.94                 3.82%
11/1/01 Through 8/31/02^^    $    10.04                 3.57%
Year Ended 10/31/01          $    10.08                13.32%
Year Ended 10/31/00          $     9.43                 6.61%
Year Ended 10/31/99          $     9.41                (0.23%)

BOND FUND II
Year Ended 8/31/04           $    41.51                 6.38%
Year Ended 8/31/03           $    40.51                 3.39%
11/1/01 Through 8/31/02^^    $    41.32                 4.33%
Year Ended 10/31/01          $    40.97                13.87%
Year Ended 10/31/00          $    38.02                 5.50%
Year Ended 10/31/99          $    38.38                (0.01%)

FLEMING EMERGING MARKETS
DEBT FUND
Year Ended 8/31/04           $     9.58                14.56%
Year Ended 8/31/03           $     9.02                30.49%
8/1/02 Through 8/31/02^^^    $     7.53                 7.69%
Year Ended 7/31/02           $     7.05                (0.67%)
Year Ended 7/31/01           $     7.82                (0.17%)
Year Ended 7/31/00           $     8.77                34.12%

                                                                   RATIOS/SUPPLEMENTAL DATA:
                             ------------------------------------------------------------------------------------------------------
                                                                RATIOS TO AVERAGE NET ASSETS: #
                                           ------------------------------------------------------------------------
                                                                                                     NET INVESTMENT
                             NET ASSETS,                        NET                EXPENSES           INCOME (LOSS)
                                  END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,   PORTFOLIO
                                  PERIOD        NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS    TURNOVER
                              (MILLIONS)   EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (b)
BOND FUND@
Year Ended 8/31/04           $       189       0.66%           3.33%                   0.78%                   3.21%        571%
Year Ended 8/31/03           $       308       0.66%           3.97%                   0.76%                   3.87%        679%
11/1/01 Through 8/31/02^^    $       312       0.66%           3.95%                   0.74%                   3.87%        572%
Year Ended 10/31/01          $       315       0.69%           5.77%                   0.70%                   5.76%        423%(x)
Year Ended 10/31/00          $       240       0.69%           6.19%                   0.69%                   6.19%        531%(x)
Year Ended 10/31/99          $       235       0.69%           5.72%                   0.69%                   5.72%        465%(x)

BOND FUND II
Year Ended 8/31/04           $       869       0.60%           3.19%                   0.76%                   3.03%        590%
Year Ended 8/31/03           $     1,022       0.60%           4.27%                   0.75%                   4.12%        806%
11/1/01 Through 8/31/02^^    $       661       0.60%           4.08%                   0.74%                   3.94%        496%
Year Ended 10/31/01          $       683       0.63%           5.52%                   0.75%                   5.40%        319%
Year Ended 10/31/00          $       587       0.69%           6.30%                   0.71%                   6.28%        157%
Year Ended 10/31/99          $       620       0.03%           5.97%                   0.49%                   5.51%        300%

FLEMING EMERGING MARKETS
DEBT FUND
Year Ended 8/31/04           $        36       1.26%(o)        7.01%                   1.65%                   6.62%        166%
Year Ended 8/31/03           $        60       1.25%           8.11%                   1.52%                   7.84%        157%
8/1/02 Through 8/31/02^^^    $        41       1.25%           9.86%                   1.30%                   9.81%         12%
Year Ended 7/31/02           $        35       1.25%           9.59%                   1.54%                   9.30%        110%(v)
Year Ended 7/31/01           $        35       1.25%          11.20%                   1.92%                  10.53%        141%(v)
Year Ended 7/31/00           $        20       1.25%          11.01%                   1.95%                  10.31%        295%(v)

  #  Short periods have been annualized.
(x) Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
(o)  Includes interest expense for custody overdraft of 1 basis point.
(v) Percentages prior to 9/10/01 reflect the portfolio turnover of Emerging Markets Debt Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      PER SHARE OPERATING PERFORMANCE:
                           ---------------------------------------------------------------------------------------
                                        INCOME FROM INVESTMENT OPERATIONS:            LESS DISTRIBUTIONS:
                                      -------------------------------------  -------------------------------------
                                                     NET GAINS
                                                   (LOSSES) ON
                           NET ASSET         NET    SECURITIES                DIVIDENDS
                              VALUE,  INVESTMENT         (BOTH   TOTAL FROM    FROM NET  DISTRIBUTIONS
                           BEGINNING      INCOME  REALIZED AND   INVESTMENT  INVESTMENT   FROM CAPITAL  TAX RETURN
                           OF PERIOD      (LOSS)   UNREALIZED)   OPERATIONS      INCOME          GAINS  OF CAPITAL
GLOBAL STRATEGIC INCOME
FUND^^@
Year Ended 8/31/04         $    8.92        0.49^         0.16         0.65        0.49             --          --
Year Ended 8/31/03         $    8.65        0.45^         0.27         0.72        0.45             --          --
11/1/01 Through 8/31/02    $    8.95        0.45         (0.31)        0.14        0.42             --        0.02
Year Ended 10/31/01        $    9.42        0.67^        (0.38)        0.29        0.76             --          --
Year Ended 10/31/00        $    9.47        0.87         (0.26)        0.61        0.66             --          --
Year Ended 10/31/99        $    9.84        0.60         (0.38)        0.22        0.59             --          --

SHORT TERM BOND FUND@
Year Ended 8/31/04         $    9.86        0.22         (0.02)        0.20        0.22             --          --
Year Ended 8/31/03         $   10.04        0.26         (0.03)        0.23        0.27           0.14          --
11/1/01 Through 8/31/02^^  $   10.03        0.28          0.04         0.32        0.27           0.04          --
Year Ended 10/31/01        $    9.61        0.51^         0.46         0.97        0.55             --          --
Year Ended 10/31/00        $    9.70        0.58         (0.09)        0.49        0.58             --          --
Year Ended 10/31/99        $   10.00        0.57         (0.31)        0.26        0.51           0.05          --

SHORT TERM BOND FUND II
Year Ended 8/31/04         $   10.25        0.23^        (0.03)        0.20        0.23             --          --~~
Year Ended 8/31/03         $   10.35        0.27^        (0.05)        0.22        0.27           0.05          --~~
11/1/01 Through 8/31/02^^  $   10.40        0.26          0.07         0.33        0.27           0.11          --
Year Ended 10/31/01        $    9.90        0.42^         0.57         0.99        0.49             --          --
Year Ended 10/31/00        $    9.95        0.59         (0.05)        0.54        0.59             --          --
Year Ended 10/31/99        $   10.15        0.49         (0.20)        0.29        0.49             --          --

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.
 ^^  The fund changed its fiscal year from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
 ~~  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                 LESS DISTRIBUTIONS:
                           --------------------------------
                                                      TOTAL
                                              DISTRIBUTIONS
GLOBAL STRATEGIC INCOME
FUND^^@
Year Ended 8/31/04                                     0.49
Year Ended 8/31/03                                     0.45
11/1/01 Through 8/31/02                                0.44
Year Ended 10/31/01                                    0.76
Year Ended 10/31/00                                    0.66
Year Ended 10/31/99                                    0.59

SHORT TERM BOND FUND@
Year Ended 8/31/04                                     0.22
Year Ended 8/31/03                                     0.41
11/1/01 Through 8/31/02^^                              0.31
Year Ended 10/31/01                                    0.55
Year Ended 10/31/00                                    0.58
Year Ended 10/31/99                                    0.56

SHORT TERM BOND FUND II
Year Ended 8/31/04                                     0.23
Year Ended 8/31/03                                     0.32
11/1/01 Through 8/31/02^^                              0.38
Year Ended 10/31/01                                    0.49
Year Ended 10/31/00                                    0.59
Year Ended 10/31/99                                    0.49

                             PER SHARE OPERATING PERFORMANCE:
                           ------------------------------------
                            NET ASSET
                           VALUE, END                 TOTAL
                            OF PERIOD                RETURN (b)
GLOBAL STRATEGIC INCOME
FUND^^@
Year Ended 8/31/04         $     9.08                 7.48%
Year Ended 8/31/03         $     8.92                 8.48%
11/1/01 Through 8/31/02    $     8.65                 1.61%
Year Ended 10/31/01        $     8.95                 5.46%
Year Ended 10/31/00        $     9.42                 6.57%
Year Ended 10/31/99        $     9.47                 2.26%

SHORT TERM BOND FUND@
Year Ended 8/31/04         $     9.84                 1.99%
Year Ended 8/31/03         $     9.86                 2.28%
11/1/01 Through 8/31/02^^  $    10.04                 3.21%
Year Ended 10/31/01        $    10.03                10.39%
Year Ended 10/31/00        $     9.61                 5.19%
Year Ended 10/31/99        $     9.70                 2.70%

SHORT TERM BOND FUND II
Year Ended 8/31/04         $    10.22                 2.01%
Year Ended 8/31/03         $    10.25                 2.15%
11/1/01 Through 8/31/02^^  $    10.35                 3.30%
Year Ended 10/31/01        $    10.40                10.29%
Year Ended 10/31/00        $     9.90                 5.56%
Year Ended 10/31/99        $     9.95                 2.97%

                                                               RATIOS/SUPPLEMENTAL DATA:
                           ---------------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                        ----------------------------------------------------------------------
                                                                                                NET INVESTMENT
                           NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                PERIOD       NET          INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                            (MILLIONS)  EXPENSES          (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
GLOBAL STRATEGIC INCOME
FUND^^@
Year Ended 8/31/04         $         2      1.01%(o)        5.44%                  1.95%                  4.50%        152%
Year Ended 8/31/03         $         3      1.00%           5.10%                  1.48%                  4.62%        248%
11/1/01 Through 8/31/02    $         5      1.00%           6.08%                  1.48%                  5.60%        178%
Year Ended 10/31/01        $         5      1.00%           7.32%                  2.63%                  5.69%        107%(y)
Year Ended 10/31/00        $         7      1.00%           7.05%                  2.50%                  5.55%        266%(y)
Year Ended 10/31/99        $         9      1.00%           6.35%                  1.54%                  5.81%        318%(y)

SHORT TERM BOND FUND@
Year Ended 8/31/04         $        94      0.58%           2.22%                  0.73%                  2.07%        261%
Year Ended 8/31/03         $       122      0.56%           2.59%                  0.71%                  2.44%        386%
11/1/01 Through 8/31/02^^  $       122      0.57%           3.22%                  0.72%                  3.07%        215%
Year Ended 10/31/01        $        67      0.60%           5.22%                  0.82%                  5.00%        160%(w)
Year Ended 10/31/00        $        38      0.60%           6.00%                  0.82%                  5.78%        271%(w)
Year Ended 10/31/99        $        39      0.57%           5.24%                  0.80%                  5.01%        398%(w)

SHORT TERM BOND FUND II
Year Ended 8/31/04         $       492      0.50%           2.26%                  0.70%                  2.06%        253%
Year Ended 8/31/03         $       342      0.50%           2.58%                  0.70%                  2.38%        319%
11/1/01 Through 8/31/02^^  $       144      0.50%           2.91%                  0.70%                  2.71%        192%
Year Ended 10/31/01        $       144      0.50%           4.15%                  0.77%                  3.88%        315%
Year Ended 10/31/00        $        21      0.45%           5.99%                  1.02%                  5.42%        139%
Year Ended 10/31/99        $        28      0.42%           4.89%                  1.02%                  4.29%        302%

  #  Short periods have been annualized.
(y) Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.
(o)  Includes interest expense for custody overdraft of 1 basis point.
(w) Percentages prior to 9/10/01 reflect the portfolio turnover of The Short term Bond Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------
                                          INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                        ---------------------------------------   ------------------------------------------
                                                        NET GAINS
                                                      (LOSSES) ON
                            NET ASSET          NET     SECURITIES                  DIVIDENDS
                               VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
U.S. TREASURY INCOME FUND
Year Ended 8/31/04          $   11.62         0.37           0.23          0.60         0.38              --            0.38
Year Ended 8/31/03          $   11.83         0.49          (0.21)         0.28         0.49              --            0.49
11/1/01 Through 8/31/02^^   $   11.77         0.39           0.06          0.45         0.39              --            0.39
2/16/01* Through 10/31/01   $   11.10         0.37           0.66          1.03         0.36              --            0.36

^^   The fund changed its fiscal year from October 31 to August 31.
 *   Commencement of offering of class of shares.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------
                             NET ASSET
                            VALUE, END                 TOTAL
                             OF PERIOD                RETURN (b)
U.S. TREASURY INCOME FUND
Year Ended 8/31/04          $    11.84                  5.26%
Year Ended 8/31/03          $    11.62                  2.29%
11/1/01 Through 8/31/02^^   $    11.83                  3.97%
2/16/01* Through 10/31/01   $    11.77                  9.52%

                                                                  RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                          ----------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                            NET ASSETS,                      NET                EXPENSES           INCOME (LOSS)
                                 END OF               INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,    PORTFOLIO
                                 PERIOD        NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS     TURNOVER
                             (MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (b)
U.S. TREASURY INCOME FUND
Year Ended 8/31/04          $        76       0.55%         3.23%                   0.88%                   2.90%         169%
Year Ended 8/31/03          $        69       0.55%         4.04%                   0.87%                   3.72%         106%
11/1/01 Through 8/31/02^^   $        78       0.55%         4.07%                   0.86%                   3.76%         228%
2/16/01* Through 10/31/01   $        76       0.55%         4.73%                   0.98%                   4.30%         134%

(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHARES@

                                                            PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                        ---------------------------------------   ------------------------------------------
                                                        NET GAINS
                                                      (LOSSES) ON
                            NET ASSET          NET     SECURITIES                  DIVIDENDS
                               VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BOND FUND
Year Ended 8/31/04          $    9.95         0.36           0.32          0.68         0.36            0.30            0.66
Year Ended 8/31/03          $   10.05         0.43          (0.02)         0.41         0.43            0.08            0.51
11/1/01 Through 8/31/02^^   $   10.09         0.34           0.02          0.36         0.34            0.06            0.40
Year Ended 10/31/01         $    9.47         0.54^          0.72          1.26         0.62            0.02            0.64
Year Ended 10/31/00         $    9.46         0.64          (0.02)         0.62         0.61              --            0.61
Year Ended 10/31/99         $   10.02         0.60          (0.57)         0.03         0.59              --            0.59

 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.
^^   The fund changed its fiscal year from October 31 to August 31.
 ^   Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                             NET ASSET
                            VALUE, END                 TOTAL
                             OF PERIOD                RETURN (b)
BOND FUND
Year Ended 8/31/04          $     9.97                  7.05%
Year Ended 8/31/03          $     9.95                  4.08%
11/1/01 Through 8/31/02^^   $    10.05                  3.80%
Year Ended 10/31/01         $    10.09                 13.63%
Year Ended 10/31/00         $     9.47                  6.92%
Year Ended 10/31/99         $     9.46                  0.28%

                                                                  RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------------
                                                             RATIOS TO AVERAGE NET ASSETS: #
                                          ----------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                            NET ASSETS,                      NET                EXPENSES           INCOME (LOSS)
                                 END OF               INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,    PORTFOLIO
                                 PERIOD        NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS     TURNOVER
                             (MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (b)
BOND FUND
Year Ended 8/31/04          $       381       0.40%         3.59%                   0.56%                   3.43%         571%
Year Ended 8/31/03          $       444       0.40%         4.19%                   0.55%                   4.04%         679%
11/1/01 Through 8/31/02^^   $       609       0.40%         4.20%                   0.53%                   4.07%         572%
Year Ended 10/31/01         $       598       0.37%         6.08%                   0.47%                   5.98%         423%(x)
Year Ended 10/31/00         $       466       0.35%         6.49%                   0.42%                   6.42%         531%(x)
Year Ended 10/31/99         $       299       0.36%         6.08%                   0.49%                   5.95%         465%(x)

(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
(x) Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Group, J.P. Morgan Institutional Funds,
J.P. Morgan Mutual Fund Select Group, J.P. Morgan Series Trust and J.P. Morgan Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Bond Fund, JPMorgan Global Strategic Income Fund, JPMorgan Short Term Bond Fund (separate portfolios of J.P. Morgan Institutional Funds), JPMorgan Short Term Bond Fund II, JPMorgan Strategic Income Fund, JPMorgan U.S. Treasury Income Fund (separate portfolios of J.P. Morgan Mutual Fund Group), JPMorgan Bond Fund II (a separate portfolio of the J.P. Morgan Mutual Fund Select Group), JPMorgan Enhanced Income Fund (a separate portfolio of J.P. Morgan Series Trust) and JPMorgan Fleming Emerging Markets Debt Fund (a separate portfolio of J.P. Morgan Funds), (hereafter referred to as the "Funds") at August 31, 2004, the results of each of their operations and the cash flows of the JPMorgan Global Strategic Income Fund for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 19, 2004

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period
August 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2004, and continued to hold your shares at the end of the reporting period, August 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                              EXPENSES PAID
                                           BEGINNING             ENDING       DURING PERIOD
                                      ACCOUNT VALUE,     ACCOUNT VALUE,          MARCH 1 TO        ANNUALIZED
                                       MARCH 1, 2004    AUGUST 31, 2004     AUGUST 31, 2004*    EXPENSE RATIO
BOND FUND
CLASS A
     Actual period return                  $   1,000          $   1,012           $    3.79              0.75%
     Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
CLASS B
     Actual period return                  $   1,000          $   1,009           $    7.58              1.50%
     Hypothetical                          $   1,000          $   1,017           $    7.61              1.50%
CLASS C
     Actual period return                  $   1,000          $   1,008           $    7.57              1.50%
     Hypothetical                          $   1,000          $   1,017           $    7.61              1.50%
INSTITUTIONAL
     Actual period return                  $   1,000          $   1,013           $    2.48              0.49%
     Hypothetical                          $   1,000          $   1,023           $    2.49              0.49%
SELECT
     Actual period return                  $   1,000          $   1,014           $    3.34              0.66%
     Hypothetical                          $   1,000          $   1,022           $    3.35              0.66%
ULTRA
     Actual period return                  $   1,000          $   1,014           $    2.02              0.40%
     Hypothetical                          $   1,000          $   1,023           $    2.03              0.40%

BOND FUND II
CLASS A
     Actual period return                  $   1,000          $   1,009           $    3.79              0.75%
     Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
CLASS B
     Actual period return                  $   1,000          $   1,005           $    7.56              1.50%
     Hypothetical                          $   1,000          $   1,017           $    7.61              1.50%
SELECT
     Actual period return                  $   1,000          $   1,010           $    3.03              0.60%
     Hypothetical                          $   1,000          $   1,022           $    3.05              0.60%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                              EXPENSES PAID
                                           BEGINNING             ENDING       DURING PERIOD
                                      ACCOUNT VALUE,     ACCOUNT VALUE,          MARCH 1 TO        ANNUALIZED
                                       MARCH 1, 2004    AUGUST 31, 2004     AUGUST 31, 2004*    EXPENSE RATIO
ENHANCED INCOME FUND
INSTITUTIONAL
     Actual period return                  $   1,000          $   1,007           $    1.01              0.20%
     Hypothetical                          $   1,000          $   1,024           $    1.02              0.20%

FLEMING EMERGING MARKETS DEBT FUND
SELECT
     Actual period return                  $   1,000          $   1,041           $    6.41              1.25%
     Hypothetical                          $   1,000          $   1,019           $    6.34              1.25%

GLOBAL STRATEGIC INCOME FUND
CLASS A
     Actual period return                  $   1,000          $   1,022           $    6.35              1.25%
     Hypothetical                          $   1,000          $   1,019           $    6.34              1.25%
INSTITUTIONAL
     Actual period return                  $   1,000          $   1,025           $    3.31              0.65%
     Hypothetical                          $   1,000          $   1,022           $    3.30              0.65%
SELECT
     Actual period return                  $   1,000          $   1,023           $    5.08              1.00%
     Hypothetical                          $   1,000          $   1,020           $    5.08              1.00%

SHORT TERM BOND FUND
CLASS A
     Actual period return                  $   1,000          $   1,003           $    3.78              0.75%
     Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
INSTITUTIONAL
     Actual period return                  $   1,000          $   1,006           $    1.51              0.30%
     Hypothetical                          $   1,000          $   1,023           $    1.53              0.30%
SELECT
     Actual period return                  $   1,000          $   1,004           $    2.87              0.57%
     Hypothetical                          $   1,000          $   1,022           $    2.90              0.57%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                              EXPENSES PAID
                                           BEGINNING             ENDING       DURING PERIOD
                                      ACCOUNT VALUE,     ACCOUNT VALUE,          MARCH 1 TO        ANNUALIZED
                                       MARCH 1, 2004    AUGUST 31, 2004     AUGUST 31, 2004*    EXPENSE RATIO
SHORT TERM BOND FUND II
CLASS A
     Actual period return                  $   1,000          $   1,003           $    3.78              0.75%
     Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
CLASS M
     Actual period return                  $   1,000          $   1,002           $    5.03              1.00%
     Hypothetical                          $   1,000          $   1,020           $    5.08              1.00%
SELECT
     Actual period return                  $   1,000          $   1,004           $    2.52              0.50%
     Hypothetical                          $   1,000          $   1,022           $    2.54              0.50%

STRATEGIC INCOME FUND
CLASS A
     Actual period return                  $   1,000          $   1,023           $    6.36              1.25%
     Hypothetical                          $   1,000          $   1,019           $    6.34              1.25%
CLASS B
     Actual period return                  $   1,000          $   1,019           $    8.88              1.75%
     Hypothetical                          $   1,000          $   1,016           $    8.87              1.75%
CLASS C
     Actual period return                  $   1,000          $   1,020           $    8.89              1.75%
     Hypothetical                          $   1,000          $   1,016           $    8.87              1.75%
CLASS M
     Actual period return                  $   1,000          $   1,021           $    7.37              1.45%
     Hypothetical                          $   1,000          $   1,018           $    7.35              1.45%

U.S. TREASURY INCOME FUND
CLASS A
     Actual period return                  $   1,000          $   1,004           $    3.78              0.75%
     Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
CLASS B
     Actual period return                  $   1,000          $     998           $    8.24              1.64%
     Hypothetical                          $   1,000          $   1,017           $    8.31              1.64%
SELECT
     Actual period return                  $   1,000          $   1,004           $    2.77              0.55%
     Hypothetical                          $   1,000          $   1,022           $    2.80              0.55%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                               NUMBER OF
                              POSITIONS                                                        PORTFOLIOS IN  OTHER
                              HELD WITH                                 PRINCIPAL              JPMORGAN FUND  DIRECTORSHIPS
                              EACH         TERM OF OFFICE               OCCUPATIONS            COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS         JP MORGAN    AND LENGTH OF                DURING PAST            OVERSEEN       JPMORGAN FUND
AND YEAR OF BIRTH             TRUST        TIME SERVED                  5 YEARS                BY TRUSTEE     COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;         Trustee      Trustee of Funds that        Retired; Vice          70             None
522 Fifth Avenue,                          are series of JPMIF          President and
New York, NY 10036;                        since 2001, Funds that       Treasurer of
1941                                       are series of MFSG           Ingersoll-Rand Company
                                           since 1996 and Funds         (manufacturer of
                                           that are series of MFG       industrial equipment)
                                           since 1987.                  (1972 - 2000)

Roland R. Eppley, Jr.;        Trustee      Trustee of Funds that are    Retired                70             Director, Janel Hydro,
522 Fifth Avenue,                          series of JPMIF since 2001,                                        Inc. (Automotive)
New York, NY 10036;                        Funds that are series of                                           (1993-Present)
1932                                       MFSG since 1996 and Funds
                                           that are series of MFG
                                           since 1989.

Ann Maynard Gray;             Trustee      Since 2001                   Vice President         70             Director of Duke
522 Fifth Avenue,                                                       of Capital                            Energy Corporation
New York, NY 10036;                                                     Cities/ABC, Inc.                      (1997-Present);
1945**                                                                  (communications)                      Director of Elan
                                                                        (1986-1998)                           Corporation, Plc
                                                                                                              (pharmaceuticals)
                                                                                                              (2001-Present);
                                                                                                              Director of The
                                                                                                              Phoenix Companies
                                                                                                              (wealth management)
                                                                                                              (2002-Present)

Matthew Healey;               Trustee      Trustee of Funds that are    Retired; Chief         70             None
522 Fifth Avenue,                          series of of JPMIF since     Executive Officer of
New York, NY 10036;                        1992 and Funds that are      certain J.P. Morgan
1937                                       series of MFG since 2001     Fund Trusts
                                           and MFSG since 2001.         (1982-2001)

Fergus Reid, III;             Trustee and  Trustee of Funds that are    Chairman of Lumelite   70             Trustee Morgan Stanley
522 Fifth Avenue,             Chairman of  series of JPMIF since 2001,  Corporation (plastics                 Funds (209 portfolios)
New York, NY 10036;           the Board    Funds that are series of     manufacturing)                        (1995-Present)
1932                          of Trustees  MFSG since 1996 and Funds    (2003-Present);
                                           that are series of MFG       Chairman and CEO of
                                           since 1987.                  Lumelite Corporation
                                                                        (1985-2002)

                                                                                               NUMBER OF
                              POSITIONS                                                        PORTFOLIOS IN  OTHER
                              HELD WITH                                 PRINCIPAL              JPMORGAN FUND  DIRECTORSHIPS
                              EACH         TERM OF OFFICE               OCCUPATIONS            COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS         JP MORGAN    AND LENGTH OF                DURING PAST            OVERSEEN       JPMORGAN FUND
AND YEAR OF BIRTH             TRUST        TIME SERVED                  5 YEARS                BY TRUSTEE     COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)

James J. Schonbachler;        Trustee      Since 2001                   Retired; Managing      70             None
522 Fifth Avenue,                                                       Director of Bankers
New York, NY 10036;                                                     Trust Company,
1943                                                                    (financial services)
                                                                        (1968-1998)

Robert J. Higgins;            Trustee      Since 2002                   Retired; Director of   70             Director of Providian
522 Fifth Avenue,                                                       Administration of the                 Financial Corp.
New York, NY 10036;                                                     State of Rhode Island                 (banking) (2002-
1945                                                                    (2003-Present);                       Present)
                                                                        President - Consumer
                                                                        Banking and Investment
                                                                        Services Fleet Boston
                                                                        Financial (1971-2002)

Dr. Matthew Goldstein;        Trustee      Since 2003                   Chancellor of the City 70             Director of National
522 Fifth Avenue,                                                       University of New                     Financial Partners
New York, NY 10036;                                                     York, since September                 (financial services
1941                                                                    1, 1999; President,                   distributor) (2003-
                                                                        Adelphi University                    Present); Trustee of
                                                                        (New York)                            Bronx-Lebanon Hospital
                                                                        (1998-1999).                          Center (1992-Present);
                                                                                                              Director of New Plan
                                                                                                              Excel Realty Trust,
                                                                                                              Inc. (real estate
                                                                                                              investment trust)
                                                                                                              (2000-Present);
                                                                                                              Director of Lincoln
                                                                                                              Center Institute for
                                                                                                              the Arts in Education
                                                                                                              (1999-Present).

                                                                                               NUMBER OF
                              POSITIONS                                                        PORTFOLIOS IN  OTHER
                              HELD WITH                                 PRINCIPAL              JPMORGAN FUND  DIRECTORSHIPS
                              EACH         TERM OF OFFICE               OCCUPATIONS            COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS         JP MORGAN    AND LENGTH OF                DURING PAST            OVERSEEN       JPMORGAN FUND
AND YEAR OF BIRTH             TRUST        TIME SERVED                  5 YEARS                BY TRUSTEE     COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEE(s) (CONTINUED)

William G. Morton, Jr.;       Trustee      Since 2003                   Chairman Emeritus      70             Director of Radio
522 Fifth Avenue,                                                       (2001 - 2002), and                    Shack Corporation
New York, NY 10036;                                                     Chairman and                          (electronics)
1937                                                                    Chief Executive                       (1987-Present);
                                                                        Officer, Boston                       Director of the
                                                                        Stock Exchange                        Griswold Company
                                                                        (1985 - 2001).                        (securities brokerage)
                                                                                                              (2002-2004); Director
                                                                                                              of The National
                                                                                                              Football Foundation
                                                                                                              and College Hall of
                                                                                                              Fame (1994-Present);
                                                                                                              Trustee of the Berklee
                                                                                                              College of Music
                                                                                                              (1998-Present);
                                                                                                              Trustee of the
                                                                                                              Stratton Mountain
                                                                                                              School (2001-Present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding           Trustee      Trustee of Funds that        Retired; Chief         70             None
522 Fifth Avenue,                          are series of JPMIF          Executive Officer of
New York, NY 10036;                        since 2001, Funds that       Chase Mutual Funds
1935                                       are series of MFSG           (investment company)
                                           since 1996 and Funds         (1989-1998);
                                           that are series of MFG       President and Chief
                                           since 1998.                  Executive Officer of
                                                                        Vista Capital
                                                                        Management
                                                                        (Investment
                                                                        Management)
                                                                        (1990-1998); Chief
                                                                        Investment Executive
                                                                        of Chase Manhattan
                                                                        Private Bank
                                                                        (investment
                                                                        management)(1990-1998)

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

 ** Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with
    JPMorgan Securities, Inc., as an Associate Analyst, on May 3, 2004.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

                       POSITIONS HELD                TERM OF OFFICE
NAME, CONTACT ADDRESS  WITH EACH                     AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH      JPMORGAN TRUST                TIME SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

George Gatch;          President                     Since 2001       Managing Director, JPMIM; Head of J.P. Morgan Fleming's U.S.
522 Fifth Avenue,                                                     Mutual Funds and Financial Intermediaries Business ("FFI").
New York, NY 10036;                                                   He has also held numerous positions throughout the firm in
1962                                                                  business management, marketing and sales.

Robert L. Young;       Senior Vice President         Since 2004       Mr. Young joined Banc One Investment Advisors Corporation in
522 Fifth Avenue,                                                     1996 and in 1999, he became Vice President and Treasurer of
New York, NY 10036;                                                   One Group Administrative Services, Inc. and One Group Dealer
1963                                                                  Services, Inc. and in 2001, Mr. Young became COO of the One
                                                                      Group Mutual Funds.

Patricia A. Maleski;   Vice President and Chief      Since 2003       Vice President, JPMIM, head of FFI and US Institutional
522 Fifth Avenue,      Administrative Officer                         Funds Administration and Board Liaison. Prior to joining
New York, NY 10036;                                                   JPMorgan in 2001, she was the Vice President of Finance for
1960                                                                  the Pierpont Group, Inc., a service provider to the board of trustees of the heritage JPMorgan Funds.

Wayne H. Chan;         Vice President and Assistant  Since 2003       Vice President and Assistant General Counsel, JPMIM,
522 Fifth Avenue,      Secretary                                      since September 2002; Mr. Chan was an associate at the
New York, NY 10036;                                                   law firm of Shearman and Sterling from May 2001 through
1965                                                                  September 2002; Swidler Berlin Shereff Friedman LLP from June
                                                                      1999 through May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through May 1999.

Stephanie J. Dorsey    Treasurer                     Since 2004       Director of Mutual Fund Administration, One Group
522 Fifth Avenue,                                                     Administrative Services, since January 2004; Ms. Dorsey
New York, NY 10036;                                                   worked for Bank One Corporation from January 2003 to January
1969                                                                  2004; Prior to joining Bank One Corporation, she held
                                                                      various positions at PricewaterhouseCoopers LLP from
                                                                      September 1992.

Jessica K. Ditullio    Assistant Secretary           Since 2004       From August 1990 to present, various attorney positions
522 Fifth Avenue,                                                     for Bank One Corporation (now known as JPMorgan Chase & Co.)
New York, NY 10036;
1963

Nancy E. Fields        Assistant Secretary           Since 2004       From October 1999 to present, Director, Mutual Fund
522 Fifth Avenue,                                                     Administration, One Group Administrative Services, Inc.
New York, NY 10036;                                                   and Senior Project Manager, Mutual Funds, One Group
1949                                                                  Dealer Services, Inc. From July 1999 to October 1999, Project
                                                                      Manager, One Group, Banc One Investment Advisors Corporation.

                       POSITIONS HELD                TERM OF OFFICE
NAME, CONTACT ADDRESS  WITH EACH                     AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH      JPMORGAN TRUST                TIME SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Alaina Metz            Assistant Secretary           Since 2001       Chief Administrative Officer of BISYS Fund Services, Inc.;
3435 Stelzer Rd.                                                      formerly, Supervisor of the Blue Sky Department of
Columbus, OH 43219                                                    Alliance Capital Management, L.P.
1967

Martin R. Dean         Assistant Treasurer           Since 2001       Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.                                                      Services, Inc.
Columbus, OH 43219
1963

Arthur A. Jensen       Assistant Treasurer           Since 2001       Vice President of Financial Services of BISYS Fund
3435 Stelzer Rd.                                                      Services, Inc. since June 2001; formerly Section Manager
Columbus, OH 43219                                                    of Northern Trust Company and Accounting Supervisor at
1966                                                                  Allstate Insurance Company.

Christopher D. Walsh   Assistant Treasurer           Since 2004       Vice President, JPMIM; Mr. Walsh manages all aspects of
522 Fifth Avenue,                                                     institutional and retail mutual fund administration and
New York, NY 10036;                                                   vendor relationships within the mutual funds,
1965                                                                  commingled/Erisa funds, 3C-7 funds, hedge funds and LLC
                                                                      products. Prior to joining JPMorgan in 2000, he was a
                                                                      director from 1996 to 2000 of Mutual Fund Administration at
                                                                      Prudential Investments.

Paul M. DeRusso        Assistant Treasurer           Since 2001       Vice President, JPMIM; Manager of the Budgeting and
522 Fifth Avenue,                                                     Expense Group of Funds Administration Group.
New York, NY 10036;
1954

Mary D. Squires        Assistant Treasurer           Since 2001       Vice President, JPMIM; Ms. Squires has held numerous
522 Fifth Avenue,                                                     financial and operations positions supporting the J.P.
New York, NY 10036;                                                   Morgan Chase organization complex.
1955

Stephen M. Ungerman    Chief Compliance Officer      Since 2004       Vice President, JPMIM; Fund Administration - Pooled
522 Fifth Avenue,                                                     Vehicles; prior to joining J.P. Morgan Chase in 2000, he
New York, NY 10036;                                                   held a number of positions in Prudential Financial's asset
1953                                                                  management business, including Assistant General Counsel,
                                                                      Tax Director and Co-head of Fund Administration; Mr.
                                                                      Ungerman also served as Assistant Treasurer for all mutual funds managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMorgan Bond Fund ("BF")
JPMorgan Bond Fund II ("BFII")
JPMorgan Enhanced Income Fund ("EIF")
JPMorgan Fleming Emerging Markets Debt Fund ("EMDF")
JPMorgan Global Strategic Income Fund ("GSIF")
JPMorgan Short Term Bond Fund ("STBF")
JPMorgan Short Term Bond Fund II ("STBFII")
JPMorgan Strategic Income Fund ("SIF")
JPMorgan U.S. Treasury Income Fund ("USTI")

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year end August 31, 2004. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

During the period ended August 31, 2004, the following long-term capital gains were distributed by the following Funds:

                                                                      LONG-TERM
                                                                  CAPITAL GAINS
                                                                   DISTRIBUTION
FUND
BF                                                                $  19,415,785
BF II                                                                 5,293,048

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS

Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

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[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

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JPMorgan Funds Fulfillment Center                                  PRSRT STD
     6112 W. 73rd Street                                          U.S. POSTAGE
    Bedford Park, IL 60638                                            PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. August 2004.   AN-INC-804
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ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2)  If the registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

          (3)  If the registrant provides the disclosure required by paragraph
               (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $78,387 in 2003 and $79,131 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees for the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

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(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting
Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $7,300 in 2003 and $7,500 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

          File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

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ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

          (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
          781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
          Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

          (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

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          (a)(3) Any written solicitation to purchase securities under Rule
23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

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                                   SIGNATURES

                           [See General Instruction F]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                J.P. Morgan Mutual Fund Select Group
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date                               November 5, 2004
    ----------------------------------------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date                               November 5, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*      /s/ George C.W. Gatch
                         -------------------------------------------------------
                            George C.W. Gatch, President

Date                               November 9, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

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